                                                   REGISTRATION NOS. 333-151576
                                                                      811-08561
    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2015

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-6

                               -----------------

                           REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933      [X]
                     PRE-EFFECTIVE AMENDMENT NO. [   ]
                     POST-EFFECTIVE AMENDMENT NO. [ 7 ]
                                   AND/OR
                           REGISTRATION STATEMENT
                                   UNDER
                     THE INVESTMENT COMPANY ACT OF 1940  [X]
                           AMENDMENT NO. [ 174 ]

                               -----------------

         AMERICAN GENERAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL-R
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                             2727-A ALLEN PARKWAY
                           HOUSTON, TEXAS 77019-2191
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                (800) 871-2000
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                              MANDA GHAFERI, ESQ.
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                           1999 AVENUE OF THE STARS
                      LOS ANGELES, CALIFORNIA 90067-6121
     (NAME AND ADDRESS OF AGENT FOR SERVICE FOR DEPOSITOR AND REGISTRANT)

                               -----------------

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box)

    [_]immediately upon filing pursuant to paragraph (b)
    [X]on May 1, 2015 pursuant to paragraph (b)
    [_]60 days after filing pursuant to paragraph (a)(1)
    [_]on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

    [_]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

INCOME ADVANTAGE SELECT(R)

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES (the "Policies")

issued by AMERICAN GENERAL LIFE INSURANCE COMPANY ("AGL") through its Separate Account VL-R

                           THIS PROSPECTUS IS DATED
                                  MAY 1, 2015

This prospectus describes all material rights and features of the Income Advantage Select flexible premium variable universal life insurance Policies issued by AGL. Income Advantage Select Policies provide life insurance coverage with flexibility in death benefits, PREMIUM PAYMENTS and INVESTMENT OPTIONS. During the lifetime of the INSURED PERSON you may designate or change the BENEFICIARY to whom Income Advantage Select pays the DEATH BENEFIT upon the insured person's death. The Policy owner and the insured person can be the same person. Our use of "you" generally means the owner and insured person are the same person. You choose one of three death benefit Options. We guarantee a death benefit if the MONTHLY GUARANTEE PREMIUM is paid and your Policy has not lapsed.

The Index of Special Words and Phrases on page 75 will refer you to pages that contain more about many of the words and phrases that we use. All of the words and phrases listed in the Index will be underlined and written in BOLD the first time they appear in this prospectus.

This prospectus generally describes the variable portions of the Policy, as well as the fixed account. Please read this prospectus carefully and keep it for future reference.

The AGL declared fixed interest account ("FIXED ACCOUNT") is the fixed investment option for these Policies. You can also use AGL's SEPARATE ACCOUNT VL-R ("Separate Account") to invest in the Income Advantage Select VARIABLE INVESTMENT OPTIONS. Currently, the Income Advantage Select variable investment options each purchase shares of a corresponding FUND of the trusts below:

..   AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
    ("Invesco V.I.")

..   The Alger Portfolios ("Alger")

..   American Century(R) Variable Portfolios, Inc. ("American Century(R) VP")

..   American Funds Insurance Series(R) ("American Funds IS")

..   Anchor Series Trust ("Anchor ST")

..   Fidelity(R) Variable Insurance Products ("Fidelity(R) VIP")

..   Franklin Templeton Variable Insurance Products Trust ("Franklin
    Templeton VIP")

..   Janus Aspen Series ("Janus Aspen")

..   JPMorgan Insurance Trust ("JPMorgan IT")

..   MFS(R) Variable Insurance Trust ("MFS(R) VIT")

..   Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT")

..   Oppenheimer Variable Account Funds ("Oppenheimer")

..   PIMCO Variable Insurance Trust ("PIMCO")

..   Seasons Series Trust ("Seasons ST")

..   SunAmerica Series Trust ("SunAmerica ST")

..   VALIC Company I ("VALIC Co. I")

..   VALIC Company II ("VALIC Co. II")

See "Variable Investment Options" on page 22 for a complete list of the variable investment options and the respective advisers and sub-advisers of the corresponding FUNDS. You should also read the prospectuses of the Funds underlying the variable investment options that may interest you. You can request free copies from your AGL representative or from our ADMINISTRATIVE CENTER shown under "Contact Information" on page 5.

THERE IS NO GUARANTEED CASH SURRENDER VALUE FOR AMOUNTS ALLOCATED TO THE VARIABLE INVESTMENT OPTIONS.

IF THE CASH SURRENDER VALUE (THE CASH VALUE REDUCED BY ANY LOAN BALANCE) IS INSUFFICIENT TO COVER THE CHARGES DUE UNDER THE POLICY, THE POLICY MAY TERMINATE WITHOUT VALUE.

BUYING THIS POLICY MIGHT NOT BE A GOOD WAY OF REPLACING YOUR EXISTING INSURANCE OR ADDING MORE INSURANCE. WE OFFER SEVERAL DIFFERENT INSURANCE POLICIES TO MEET THE DIVERSE NEEDS OF OUR CUSTOMERS. OUR POLICIES PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR INSURANCE REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS POLICY AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR LIFE INSURANCE NEEDS. YOU SHOULD CONSULT WITH YOUR INSURANCE REPRESENTATIVE OR FINANCIAL ADVISER.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE POLICIES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY SIMILAR AGENCY. THEY ARE NOT A DEPOSIT OR OTHER OBLIGATION OF, NOR ARE THEY GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION. AN INVESTMENT IN A VARIABLE UNIVERSAL LIFE INSURANCE POLICY IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

THE POLICIES ARE NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT OFFER THE POLICIES IN ANY JURISDICTION WHERE THEY CANNOT BE LAWFULLY SOLD. YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS, OR ON SALES MATERIALS WE HAVE APPROVED OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT. PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING FEATURES AND BENEFITS OF THE POLICY, AS WELL AS THE RISKS OF INVESTING.

                               TABLE OF CONTENTS

SUMMARY OF POLICY BENEFITS..................................................  6
   YOUR SPECIFIED AMOUNT....................................................  6
   DEATH BENEFIT............................................................  6
   FULL SURRENDERS, PARTIAL SURRENDERS, TRANSFERS, AND POLICY LOANS.........  7
   PREMIUMS.................................................................  7
   THE POLICY...............................................................  8
   OPTIONAL BENEFITS........................................................  8
SUMMARY OF POLICY RISKS.....................................................  9
   INVESTMENT RISK..........................................................  9
   RISK OF LAPSE............................................................  9
   TAX RISKS................................................................  9
   PARTIAL SURRENDER AND FULL SURRENDER RISKS...............................  9
   POLICY LOAN RISKS........................................................ 10
PORTFOLIO RISKS............................................................. 10
TABLES OF FEES AND CHARGES.................................................. 11
GENERAL INFORMATION......................................................... 18
   AMERICAN GENERAL LIFE INSURANCE COMPANY.................................. 18
   SEPARATE ACCOUNT VL-R.................................................... 19
   STATEMENT OF ADDITIONAL INFORMATION...................................... 19
   COMMUNICATION WITH AGL................................................... 19
       ADMINISTRATIVE CENTER................................................ 19
       E-DELIVERY, E-SERVICE, TELEPHONE TRANSACTIONS AND WRITTEN
         TRANSACTIONS....................................................... 19
          E-DELIVERY........................................................ 19
          E-SERVICE......................................................... 20
          E-SERVICE TRANSACTIONS, TELEPHONE TRANSACTIONS AND WRITTEN
            TRANSACTIONS.................................................... 20
       ONE-TIME PREMIUM PAYMENTS USING E-SERVICE............................ 20
       TELEPHONE TRANSACTIONS............................................... 21
       GENERAL.............................................................. 21
   ILLUSTRATIONS............................................................ 21
VARIABLE INVESTMENT OPTIONS................................................. 22
   PAYMENTS WE MAKE......................................................... 25
       COMMISSIONS.......................................................... 25
       ADDITIONAL CASH COMPENSATION......................................... 26
       NON-CASH COMPENSATION................................................ 26
   PAYMENTS WE RECEIVE...................................................... 27
       RULE 12B-1 OR SERVICE FEES........................................... 27
       ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES................... 27
       OTHER PAYMENTS....................................................... 27
   VOTING PRIVILEGES........................................................ 27
FIXED ACCOUNT............................................................... 28
POLICY FEATURES............................................................. 29
   AGE...................................................................... 29
   EFFECTIVE DATE OF POLICY AND RELATED TRANSACTIONS........................ 29
       VALUATION DATES, TIMES, AND PERIODS.................................. 29
       FUND PRICING......................................................... 29
       DATE OF RECEIPT...................................................... 29
       COMMENCEMENT OF INSURANCE COVERAGE................................... 30
       DATE OF ISSUE; POLICY MONTHS AND YEARS............................... 30
       MONTHLY DEDUCTION DAYS............................................... 30
       COMMENCEMENT OF INVESTMENT PERFORMANCE............................... 30
       EFFECTIVE DATE OF OTHER PREMIUM PAYMENTS AND REQUESTS THAT
         YOU MAKE........................................................... 30
   DEATH BENEFITS........................................................... 31
       YOUR SPECIFIED AMOUNT OF INSURANCE................................... 31
       YOUR DEATH BENEFIT................................................... 31
       REQUIRED MINIMUM DEATH BENEFIT....................................... 32
       BASE COVERAGE AND SUPPLEMENTAL COVERAGE.............................. 34
   PREMIUM PAYMENTS......................................................... 35

       PREMIUM PAYMENTS..................................................... 35
       PREMIUM PAYMENTS AND TRANSACTION REQUESTS IN GOOD ORDER.............. 35
       LIMITS ON PREMIUM PAYMENTS........................................... 35
       CHECKS............................................................... 36
       PLANNED PERIODIC PREMIUMS............................................ 36
       GUARANTEE PERIOD BENEFIT............................................. 36
       FREE LOOK PERIOD..................................................... 37
   CHANGING YOUR INVESTMENT OPTION ALLOCATIONS.............................. 37
       FUTURE PREMIUM PAYMENTS.............................................. 37
       TRANSFERS OF EXISTING ACCUMULATION VALUE............................. 37
       DOLLAR COST AVERAGING................................................ 38
       AUTOMATIC REBALANCING................................................ 38
       MARKET TIMING........................................................ 38
       RESTRICTIONS INITIATED BY THE FUNDS AND INFORMATION SHARING
         OBLIGATIONS........................................................ 40
   CHANGING THE SPECIFIED AMOUNT OF INSURANCE............................... 40
       INCREASE IN COVERAGE................................................. 40
       DECREASE IN COVERAGE................................................. 40
   CHANGING DEATH BENEFIT OPTIONS........................................... 41
       CHANGE OF DEATH BENEFIT OPTION....................................... 41
       EFFECT OF CHANGES IN INSURANCE COVERAGE ON GUARANTEE PERIOD
         BENEFIT............................................................ 42
       TAX CONSEQUENCES OF CHANGES IN INSURANCE COVERAGE.................... 42
   ACCOUNT VALUE ENHANCEMENT................................................ 42
   REPORTS TO POLICY OWNERS................................................. 43
ADDITIONAL OPTIONAL BENEFIT RIDERS.......................................... 43
   RIDERS................................................................... 43
       ACCIDENTAL DEATH BENEFIT RIDER....................................... 43
       CHILDREN'S INSURANCE BENEFIT RIDER................................... 43
       SPOUSE TERM RIDER.................................................... 43
       ENHANCED EARLY CASH VALUE TERM RIDER................................. 44
          RIDER CHARGES..................................................... 44
          RIDER AMOUNT...................................................... 44
          TERMINATION OR AUTOMATIC CONVERSION............................... 44
       TERMINAL ILLNESS RIDER............................................... 44
       WAIVER OF MONTHLY DEDUCTION RIDER.................................... 45
       OVERLOAN PROTECTION RIDER............................................ 45
       MONTHLY GUARANTEE PREMIUM RIDER FOR FIRST 20 YEARS................... 47
       GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER.......................... 48
          REQUIREMENTS TO PURCHASE THE RIDER................................ 48
          ELIGIBILITY PERIOD................................................ 48
          WITHDRAWAL PERIOD................................................. 49
          GUARANTEED BENEFIT BALANCE........................................ 49
          MAXIMUM GUARANTEED ANNUAL WITHDRAWAL.............................. 49
          GUARANTEED BENEFIT BALANCE AND MAXIMUM ANNUAL WITHDRAWAL
            AMOUNT CALCULATIONS DURING THE WITHDRAWAL PERIOD................ 50
          POLICY SURRENDER OR MATURITY...................................... 50
          POLICY LAPSE...................................................... 50
          RIDER CHARGE...................................................... 50
          DEATH BENEFIT..................................................... 51
          INVESTMENT REQUIREMENTS........................................... 51
          MONTHLY GUARANTEE PERIOD BENEFIT.................................. 52
          REINSTATEMENT..................................................... 53
          TERMINATION....................................................... 54
   TAX CONSEQUENCES OF ADDITIONAL RIDER BENEFITS............................ 54
POLICY TRANSACTIONS......................................................... 54
   WITHDRAWING POLICY INVESTMENTS........................................... 54
       FULL SURRENDER....................................................... 54
       PARTIAL SURRENDER.................................................... 55
       OPTION TO CONVERT TO PAID-UP ENDOWMENT INSURANCE..................... 55
       EXCHANGE OF POLICY IN CERTAIN STATES................................. 55
       POLICY LOANS......................................................... 55

       PREFERRED LOAN INTEREST RATE........................................ 56
       MATURITY OF YOUR POLICY............................................. 56
       OPTION TO EXTEND COVERAGE........................................... 57
       TAX CONSIDERATIONS.................................................. 57
POLICY PAYMENTS............................................................ 57
   PAYMENT OPTIONS......................................................... 57
       CHANGE OF PAYMENT OPTION............................................ 58
       TAX IMPACT.......................................................... 58
   THE BENEFICIARY......................................................... 58
   ASSIGNMENT OF A POLICY.................................................. 58
   PAYMENT OF PROCEEDS..................................................... 59
       GENERAL............................................................. 59
       DELAY OF FIXED ACCOUNT PROCEEDS..................................... 59
       DELAY FOR CHECK CLEARANCE........................................... 59
       DELAY OF SEPARATE ACCOUNT VL-R PROCEEDS............................. 59
       DELAY TO CHALLENGE COVERAGE......................................... 59
       DELAY REQUIRED UNDER APPLICABLE LAW................................. 60
ADDITIONAL RIGHTS THAT WE HAVE............................................. 60
VARIATIONS IN POLICY OR INVESTMENT OPTION TERMS AND CONDITIONS............. 61
       UNDERWRITING AND PREMIUM CLASSES.................................... 61
       POLICIES PURCHASED THROUGH "INTERNAL ROLLOVERS"..................... 61
       STATE LAW REQUIREMENTS.............................................. 61
       EXPENSES OR RISKS................................................... 61
CHARGES UNDER THE POLICY................................................... 61
       STATUTORY PREMIUM TAX CHARGE........................................ 61
       TAX CHARGE BACK..................................................... 61
       PREMIUM EXPENSE CHARGE.............................................. 62
       DAILY CHARGE (MORTALITY AND EXPENSE RISK FEE)....................... 62
       FEES AND EXPENSES AND MONEY MARKET INVESTMENT OPTION................ 62
       MONTHLY ADMINISTRATION FEE.......................................... 62
       MONTHLY CHARGE PER $1,000 OF BASE COVERAGE.......................... 62
       MONTHLY INSURANCE CHARGE............................................ 62
       MONTHLY CHARGES FOR ADDITIONAL BENEFIT RIDERS....................... 63
       SURRENDER CHARGE.................................................... 63
       PARTIAL SURRENDER PROCESSING FEE.................................... 64
       TRANSFER FEE........................................................ 64
       ILLUSTRATIONS....................................................... 65
       POLICY LOANS........................................................ 65
       CHARGE FOR TAXES.................................................... 65
       ALLOCATION OF CHARGES............................................... 65
   MORE ABOUT POLICY CHARGES............................................... 65
       PURPOSE OF OUR CHARGES.............................................. 65
       GENERAL............................................................. 65
ACCUMULATION VALUE......................................................... 66
       YOUR ACCUMULATION VALUE............................................. 66
       YOUR INVESTMENT OPTIONS............................................. 66
POLICY LAPSE AND REINSTATEMENT............................................. 66
FEDERAL TAX CONSIDERATIONS................................................. 67
   TAX EFFECTS............................................................. 67
       GENERAL............................................................. 67
       TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS...................... 68
       OTHER EFFECTS OF POLICY CHANGES..................................... 68
       POLICY CHANGES AND EXTENDING COVERAGE............................... 69
       RIDER BENEFITS...................................................... 69
       TAX TREATMENT OF MINIMUM WITHDRAWAL BENEFIT RIDER PAYMENTS.......... 69
       TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A
         MODIFIED ENDOWMENT CONTRACT....................................... 69
       TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A
         MODIFIED ENDOWMENT CONTRACT....................................... 69
       POLICY LAPSES AND REINSTATEMENTS.................................... 70
       DIVERSIFICATION AND INVESTOR CONTROL................................ 70
       ESTATE AND GENERATION SKIPPING TAXES................................ 71

       LIFE INSURANCE IN SPLIT DOLLAR ARRANGEMENTS......................... 71
       PENSION AND PROFIT-SHARING PLANS.................................... 72
       OTHER EMPLOYEE BENEFIT PROGRAMS..................................... 72
       ERISA............................................................... 72
       OUR TAXES........................................................... 72
       WHEN WE WITHHOLD INCOME TAXES....................................... 73
       FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")............................ 73
       OTHER WITHHOLDING TAX............................................... 73
       TAX CHANGES......................................................... 73
LEGAL PROCEEDINGS.......................................................... 74
FINANCIAL STATEMENTS....................................................... 74
       RULE 12H-7 DISCLOSURE............................................... 74
REGISTRATION STATEMENTS.................................................... 74
INDEX OF SPECIAL WORDS AND PHRASES......................................... 75

                                          CONTACT INFORMATION

ADDRESSES AND TELEPHONE NUMBERS: HERE IS HOW YOU CAN CONTACT US ABOUT THE INCOME ADVANTAGE SELECT
POLICIES.

                ADMINISTRATIVE CENTER:                   HOME OFFICE:          PREMIUM PAYMENTS:

(EXPRESS DELIVERY)                  (U.S. MAIL)         2727-A Allen    (EXPRESS DELIVERY)
VUL Administration                  VUL Administration  Parkway         American General Life Insurance
2727-A Allen Parkway                P. O. Box 9318      Houston, Texas  Company
Houston, Texas 77019-2191           Amarillo, Texas     77019           Payment Processing Center
1-713-831-3443, 1-800-340-2765      79105-9318          1-713-831-3443  8430 West Bryn Mawr Avenue
(Hearing Impaired) 1-888-436-5256                       1-800-340-2765  3/rd/ Floor Lockbox 0993
Fax: 1-713-620-6653                                                     Chicago, IL 60631
(EXCEPT PREMIUM PAYMENTS)                                               (U.S. MAIL)
                                                                        American General Life Insurance
                                                                        Company
                                                                        Payment Processing Center
                                                                        P.O. Box 0993
                                                                        Carol Stream, IL 60132-0993

                          SUMMARY OF POLICY BENEFITS

   This summary describes the Policy's important benefits and risks. The sections in this prospectus following this summary discuss the Policy's benefits and other provisions in more detail.

   During the insured person's lifetime, you may, within limits, (1) change the amount of insurance, (2) borrow or withdraw amounts you have invested,
(3) choose when and how much you invest, (4) choose whether your ACCUMULATION VALUE or amount of premiums under your Policy, upon the insured person's death, will be added to the insurance proceeds we otherwise will pay to the beneficiary, and (5) add or delete certain other optional benefits that we make available by rider to your Policy. At the time of purchase, you can decide whether your Policy will be subject to certain tax rules that maximize the cash value or rules that maximize the insurance coverage.

   You may currently allocate your accumulation value among a maximum of 62 variable investment options available under the Policy, each of which invests in an underlying fund (each available portfolio is referred to in this prospectus as a "Fund," and collectively, the "Funds"), and the Fixed Account, which credits a specified rate of interest.

   Your accumulation value will vary based on the investment performance of the variable investment options you choose and interest credited to the Fixed Account.

YOUR SPECIFIED AMOUNT

   When you purchase the Policy, you tell us how much life insurance coverage you want. We call this the "SPECIFIED AMOUNT" of insurance. The Policy is available for specified amounts of $50,000 or more. The specified amount consists of what we refer to as "BASE COVERAGE" plus any "SUPPLEMENTAL COVERAGE" you select. You decide how much base coverage and supplemental coverage you want. Base coverage must be at least 10% of the specified amount. We pay compensation to your insurance agent's broker-dealer for the sale of both base and supplemental coverages. We pay a different level of compensation based on the amounts of base and supplemental coverages you select. See "Base coverage and supplemental coverage" on page 34.

DEATH BENEFIT

..   Death Benefit Proceeds: We pay the death benefit proceeds (reduced by any outstanding POLICY LOANS and increased by any unearned LOAN INTEREST we may have already charged) to the beneficiary when the insured person dies. We will increase the death benefit by any additional death benefit under the riders you elected, if any. We also provide a guarantee of a death benefit, contingent upon payment of the required premiums, equal to the specified amount (less any indebtedness) and any benefit riders for a specified period. This guarantee terminates if your Policy has lapsed.

..   DEATH BENEFIT OPTION 1, OPTION 2 AND OPTION 3:

   You can choose death benefit OPTION 1 or OPTION 2 at the time of your application or at any later time before the Policy's MATURITY DATE. You can choose death benefit OPTION 3 only at the time of your application. You must choose one of the three Options when you apply for your Policy.

   . Death Benefit Option 1 is the specified amount on the date of the insured person's death.

   . Death Benefit Option 2 is the sum of (a) the specified amount on the date of the insured person's death and (b) the Policy's accumulation value as of the date of death.

   . Death Benefit Option 3 is the sum of (a) the death benefit we would pay under Option 1 and (b) the cumulative amount of premiums you paid for the Policy and any riders. The death benefit payable will be reduced by any amounts waived under the Waiver of Monthly Deduction Rider. Additional premiums you pay for the Policy and any riders following a PARTIAL SURRENDER are not considered part of the "cumulative amount of premiums you paid" until the total value of the premiums paid is equivalent to or greater than the amount surrendered.

   Federal tax law may require us to increase the death benefit under any of the above death benefit Options. See "Required minimum death benefit" on page 32.

FULL SURRENDERS, PARTIAL SURRENDERS, TRANSFERS, AND POLICY LOANS

..   Full Surrenders: At any time while the Policy is in force, you may surrender your Policy in full. If you do, we will pay you the accumulation value, less any Policy loans, plus any unearned loan interest and less any surrender charge that then applies. We call this amount your "cash surrender value." You cannot REINSTATE a surrendered Policy. A full surrender may have adverse tax consequences.

..   Partial Surrenders: You may, at any time after the first POLICY YEAR and before the Policy's maturity date, make a partial surrender of your Policy's cash surrender value. A partial surrender must be at least $500. We do not allow partial surrenders that would reduce the death benefit below $50,000. A partial surrender is also subject to any surrender charge that then applies. A partial surrender may have adverse tax consequences.

..   Transfers: Within certain limits, you may make TRANSFERS among the variable investment options and the Fixed Account. You may make up to twelve transfers of accumulation value among the variable investment options in each Policy year without charge. We will assess a $25 charge for each transfer after the 12th transfer in a Policy year. There are special limits on transfers involving the Fixed Account.

..   Policy Loans: You may take a loan from your Policy at any time. The maximum loan amount you may take is equal to your Policy's cash surrender value less three times the amount of the charges we assess against your accumulation value on your MONTHLY DEDUCTION DAY, less loan interest that will be payable on your loan to your next Policy anniversary. The minimum loan you may take is $500. We charge you interest on your loan at an annual effective rate of 3.75%, which accrues daily and is assessed at the end of each Policy year. We remove from your investment options an amount equal to your loan and hold that part of your accumulation value in the Fixed
    Account as loan collateral. We credit interest monthly on the collateral;
    we guarantee an annual effective interest rate of 3.00%. After the tenth Policy year, you may take a PREFERRED LOAN from your Policy. You may increase your risk of LAPSE if you take a loan. Loans may have adverse tax consequences.

PREMIUMS

..   Flexibility of Premiums: After you pay the initial premium, you can pay premiums at any time (prior to the Policy's maturity) and in any amount less than the maximum amount allowed under tax laws. You can select a premium payment plan to pay "PLANNED PERIODIC PREMIUMS" monthly, quarterly, semiannually, or annually. You are not required to pay premiums according to the plan. After payment of your initial premium, you need only invest enough to ensure your Policy's cash surrender value stays above zero or that either of the "GUARANTEE PERIOD BENEFIT" riders (described under "Guarantee period benefit" on page 36) remains in effect. You may also choose to have premiums automatically deducted from your bank account or other source under our automatic payment plan.

   Under certain circumstances we describe later in this prospectus, we may limit the amount of a premium payment or reject a premium payment.

..   Free Look: When you receive your Policy, the FREE LOOK period begins. You may return your Policy during this period and receive a refund. We will refund the greater of (i) any premium payments received by us or (ii) your accumulation value plus any charges that have been deducted prior to allocation to your specified investment options. The free look period generally expires 10 days after you receive the Policy. Some states require a longer free look period.

THE POLICY

..   Ownership Rights: While the insured person is living, you, as the owner of the Policy, may exercise all of the rights and options described in the Policy. These rights include selecting and changing the beneficiary, changing the owner, and assigning the Policy.

..   Separate Account: You may direct the money in your Policy to any of the available variable investment options of the Separate Account. Each variable investment option invests exclusively in one of the Funds listed in this prospectus. The value of your investment in a variable investment option depends on the investment results of the related Fund. We do not guarantee any minimum cash value for amounts allocated to the variable investment options. If the Fund investments go down, the value of a Policy can decline.

..   Fixed Account: You may allocate amounts to the Fixed Account where it earns interest at no lower than the guaranteed minimum annual effective rate of 2%. We may declare higher rates of interest, but are not obligated to do so.

..   Accumulation Value: Your accumulation value is the sum of your amounts in the variable investment options and the Fixed Account. Accumulation value varies from day to day, depending on the investment performance of the variable investment options you choose, interest we credit to the Fixed Account, charges we deduct, and any other transactions (e.g., transfers, partial surrenders and loans).

..   Payment Options: There are several ways of receiving proceeds under the death benefit, surrender, and maturity provisions of the Policy, other than in a lump sum.

..   Tax Benefits: The Policy is designed to afford the tax treatment normally accorded life insurance contracts under federal tax law. Generally, under federal tax law, the death benefit under a qualifying life insurance policy is excludable from the gross income of the beneficiary, but the death benefit may be subject to federal estate taxes if the insured has incidents of ownership in the policy. In addition, under a qualifying life insurance policy, cash value builds up on a tax deferred basis and transfers of cash value among the available investment options under the policy may be made income tax free. Under a qualifying life insurance policy that is not a MODIFIED ENDOWMENT CONTRACT ("MEC"), the proceeds from Policy loans would not be taxed. If the Policy is not a MEC, distributions after the 15/th/ Policy year generally will be treated first as a return of BASIS or investment in the Policy and then as taxable income. Moreover, loans will generally not be treated as distributions. Neither distributions nor loans from a Policy that is not a MEC are subject to the 10% penalty tax.

OPTIONAL BENEFITS

   We offer optional benefits, or "riders", that provide supplemental benefits under the Policy, such as the Accidental Death Benefit Rider, which provides an additional death benefit payable if the insured person dies from bodily injury that results from an accident. For most of the riders that you choose, a charge, which is shown on page 3 of your Policy, will be deducted from your accumulation value on each monthly deduction day. Eligibility for and changes in these benefits are subject to our rules and procedures as well as Internal Revenue Service guidance and rules that pertain to the Internal Revenue Code's definition of life insurance as in effect from time to time. Not all riders are available in all states.

                            SUMMARY OF POLICY RISKS

INVESTMENT RISK

   If you invest your accumulation value in one or more variable investment options, then you will be subject to the risk that investment performance will be unfavorable. You will also be subject to the risk that the accumulation value will decrease because of the unfavorable performance and the resulting higher insurance charges. You will also be subject to the risk that the investment performance of the variable investment options you choose may be less favorable than that of other variable investment options, and in order to keep the Policy in force you may be required to pay more premiums than originally planned. WE DO NOT GUARANTEE A MINIMUM ACCUMULATION VALUE.

   If you allocate net premiums to the Fixed Account, then we credit your accumulation value (in the Fixed Account) with a declared rate of interest, but you assume the risk that the rate may decrease, although it will never be lower than the guaranteed minimum annual effective rate of 2%.

RISK OF LAPSE

   If your cash surrender value is not enough to pay the charges deducted against your accumulation value each month, your Policy may enter a 61-day GRACE PERIOD. We will notify you that the Policy will lapse (terminate without value) at the end of the grace period unless you make a sufficient payment. Your Policy may also lapse if outstanding Policy loans plus any accrued interest payable exceeds the cash surrender value. While the guarantee period benefit rider or the guaranteed minimum withdrawal benefit rider is applicable to your Policy, if you pay the monthly guarantee premiums your Policy will not lapse and we will provide a death benefit depending on the death benefit option you chose.

TAX RISKS

   We anticipate that the Policy should generally qualify as a life insurance contract under federal tax law. However, due to limited guidance under the federal tax law, there is some uncertainty about the application of the federal tax law to the Policy, particularly if you pay the full amount of premiums permitted under the Policy. Please consult a tax adviser about these consequences.

   Depending on the total amount of premiums you pay, the Policy may be treated as a MEC under federal tax laws. If a Policy is treated as a MEC, then surrenders, partial surrenders, and loans under the Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on surrenders, partial surrenders, and loans taken before you reach age 59 1/2.

   See "Federal Tax Considerations" on page 67. You should consult a qualified tax adviser for assistance in all Policy-related tax matters.

PARTIAL SURRENDER AND FULL SURRENDER RISKS

   The Policy is not designed to be a short-term investment. We designed the Policy to meet long-term financial goals. In the Policy's early years, if the total charges exceed total premiums paid or if your investment choices perform poorly, your Policy may not have any cash surrender value. The surrender charge is significant enough in the Policy's early years so that if you fully surrender your Policy you may receive no cash surrender value. If you take multiple partial surrenders, your accumulation value may not cover required charges and your Policy would lapse.

   The surrender charge under the Policy applies for a maximum of the first 14 Policy years (and for a maximum of the first 14 Policy years after any requested increase in the Policy's specified amount) in the event you surrender the Policy or decrease the specified amount. Any outstanding loan balance reduces the amount available to you upon a partial or full surrender. It is possible that you will receive no cash surrender value if you surrender your Policy in the first few Policy years. Under death benefit Option 3, partial surrenders reduce the Policy's death benefit until the total value of the premiums you pay after the partial surrender is equivalent to or greater than the amount surrendered. You should not purchase the Policy if you intend to surrender all or part of the accumulation value shortly after purchase. We designed the Policy to help meet long-term financial goals.

POLICY LOAN RISKS

   A Policy loan, whether or not repaid, will affect accumulation value over time because we subtract the amount of the loan and any accrued interest from the variable investment options and/or Fixed Account as collateral, and this loan collateral does not participate in the investment performance of the variable investment options or receive any excess interest credited to the Fixed Account.

   We reduce the amount we pay on the insured person's death by the amount of any Policy loan and any accrued interest. Your Policy may lapse (terminate without value) if outstanding Policy loans plus any accrued interest payable reduce the cash surrender value to zero.

   If you surrender the Policy or allow it to lapse while a Policy loan remains outstanding, the amount of the loan, to the extent it has not been previously taxed, is treated as a distribution from the Policy and may be subject to federal income taxation.

                                PORTFOLIO RISKS

   A discussion of the risks of each Fund may be found in its corresponding Fund prospectus. You may request a copy of any or all of the Fund prospectuses by contacting us or your AGL insurance representative.

                          TABLES OF FEES AND CHARGES

   The following tables describe the fees and charges that you will pay when buying, owning, and surrendering the Policy. The first tables describe the fees and charges that you will pay at the time that you buy the Policy, surrender the Policy, or transfer accumulation value between investment options.

                                                 TRANSACTION FEES

CHARGE                        WHEN CHARGE IS DEDUCTED          GUARANTEED CHARGE             CURRENT CHARGE
------                   ---------------------------------- ------------------------- -----------------------------
STATUTORY PREMIUM TAX    Upon receipt of each premium       3.5%/1/ of each premium   3.5%/1/ of each premium
CHARGE                   payment                            payment/2/                payment/2/

PREMIUM EXPENSE          Upon receipt of each premium       7.5% of the premium       5.0% of the premium payment
CHARGE                   payment                            payment remaining         remaining after deduction of
                                                            after deduction of the    the premium tax charge
                                                            premium tax charge

PARTIAL SURRENDER        Upon a partial surrender of        The lesser of $25 or      $10
PROCESSING FEE           your Policy                        2.0% of the amount of
                                                            the partial surrender

TRANSFER FEE             Upon a transfer of                 $25 for each transfer/3/  $25 for each transfer/3/
                         accumulation value

POLICY OWNER ADDITIONAL  Upon each request for a Policy     $25                       $0
ILLUSTRATION CHARGE      illustration after the first in a
                         Policy year

--------
/1/ Statutory premium tax rates vary by state. For example, the highest premium tax rate, 3.5%, is in the state of Nevada, while the lowest premium tax rate, 0.5%, is in the state of Illinois. Certain local jurisdictions may assess additional premium taxes, which will increase the tax rate.
/2/ Instead of a premium tax charge, we assess a tax charge back of 1.78% of each premium payment for Policy owners residing in Oregon. See "Tax charge back" on page 61.
/3/  The first 12 transfers in a Policy year are free of charge.

                                                 TRANSACTION FEES

CHARGE                                 WHEN CHARGE IS DEDUCTED         GUARANTEED CHARGE         CURRENT CHARGE
------                             --------------------------------- ----------------------- -----------------------
SURRENDER CHARGE

   Maximum Charge/1/               Upon a partial surrender or a     $37 per $1,000 of base  $37 per $1,000 of base
                                   full surrender of your Policy/2/  coverage                coverage

   Minimum Charge/3/               Upon a partial surrender or a     $1 per $1,000 of base   $1 per $1,000 of base
                                   full surrender of your Policy/2/  coverage                coverage
   Representative Charge - for     Upon a partial surrender or a     $17 per $1,000 of base  $17 per $1,000 of base
   the first Policy year - for a   full surrender of your Policy/2/  coverage                coverage
   38 year old male, with a
   Specified Amount of
   $360,000, of which
   $306,000 is base coverage/2/

--------
/1/ The Maximum Charge for both the maximum guaranteed charge and the current charge occurs during the insured person's first Policy year. The Maximum Charge is for a male, age 60 at the Policy's DATE OF ISSUE, with a Specified Amount of $360,000, all of which is base coverage.
/2/ The Policies have a Surrender Charge that applies for a maximum of the first 14 Policy years and for a maximum of the first 14 Policy years following an increase in the Policy's base coverage. The Surrender Charge attributable to an increase in the Policy's base coverage applies only to the increase in base coverage. The Surrender Charge will vary based on the insured person's sex, age, PREMIUM CLASS, Policy year and base coverage. See "Base coverage and supplemental coverage" on page 34. The Surrender Charges shown in the table may not be typical of the charges you will pay. Pages 28 and 29 of your Policy will indicate the maximum guaranteed Surrender Charges applicable to your Policy. More detailed information concerning your Surrender Charge is available free of charge on request from our Administrative Center shown under "Contact Information" on page 5 of this prospectus.
/3/ The Minimum Charge for both the maximum guaranteed charge and the current charge occurs during the insured person's fourteenth Policy year. The Minimum Charge is for a female, age 1 at the Policy's date of issue, with a Specified Amount of $360,000, of which $36,000 is base coverage and $324,000 is supplemental coverage.

   The next tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including Fund fees and expenses.

                                                    PERIODIC CHARGES
                                           (OTHER THAN FUND FEES AND EXPENSES)

CHARGE                      WHEN CHARGE IS DEDUCTED       GUARANTEED CHARGE                  CURRENT CHARGE
------                      ----------------------------- ---------------------------------- -------------------------------
FLAT MONTHLY CHARGE         Monthly, at the beginning of  $10                                $10
                            each Policy month

COST OF INSURANCE
CHARGE/1/

   Maximum Charge/2/        Monthly, at the beginning of  $83.33 per $1,000 of net           $57.02 per $1,000 of net
                            each Policy month             amount at risk/3/ attributable to  amount at risk attributable to
                                                          base coverage; and                 base coverage; and

                                                          $83.33 per $1,000 of net           $57.02 per $1,000 of net
                                                          amount at risk attributable to     amount at risk attributable to
                                                          supplemental coverage              supplemental coverage

   Minimum Charge/4/        Monthly, at the beginning of  $0.02 per $1,000 of net            $0.02 per $1,000 of net
                            each Policy month             amount at risk attributable to     amount at risk attributable to
                                                          base coverage; and                 base coverage; and

                                                          $0.02 per $1,000 of net            $0.02 per $1,000 of net
                                                          amount at risk attributable to     amount at risk attributable to
                                                          supplemental coverage              supplemental coverage

   Representative Charge    Monthly, at the beginning of  $0.12 per $1,000 of net            $0.08 per $1,000 of net
   for the first Policy     each Policy month             amount at risk attributable to     amount at risk attributable to
   year - for a 38 year                                   base coverage; and                 base coverage; and
   old male, preferred
   non-tobacco, with a                                    $0.12 per $1,000 of net            $0.08 per $1,000 of net
   Specified Amount of                                    amount at risk attributable to     amount at risk attributable to
   $360,000, of which                                     supplemental coverage              supplemental coverage
   $252,000 is base
   coverage and $108,000
   is supplemental
   coverage

--------
/1/ The Cost of Insurance Charge will vary based on the insured person's sex, age, premium class, Policy year and base and supplemental coverage amounts. See "Base coverage and supplemental coverage" on page 34. The Cost of Insurance Charges shown in the table may not be typical of the charges you will pay. Page 28 of your Policy will indicate the maximum guaranteed Cost of Insurance Charge applicable to your Policy. More detailed information concerning your Cost of Insurance Charge is available on request from our Administrative Center shown under "Contact Information" on page 5 of this prospectus. Also see "Illustrations" on page 21 of this prospectus.
/2/ The Maximum Charge for both the maximum guaranteed charge and the current charge occurs during the 12 months following the policy anniversary nearest the insured person's 120/th/ birthday. The policy anniversary nearest the insured person's 121/st/ birthday is the Policy's maximum maturity date. The Maximum Charge is for a male, standard tobacco, age 75 at the Policy's date of issue, with a Specified Amount of $50,000, all of which is base coverage.
/3/ The NET AMOUNT AT RISK is the difference between the current death benefit under your Policy and your accumulation value under the Policy.
/4/ The Minimum Charge for both the maximum guaranteed charge and the current charge occurs in Policy year 1. The Minimum Charge is for a female, juvenile, age 6 at the Policy's date of issue, with a Specified Amount of $1,000,000, of which $100,000 is base coverage and $900,000 is supplemental coverage.

                                                      PERIODIC CHARGES
                                            (OTHER THAN FUND FEES AND EXPENSES)

CHARGE                               WHEN CHARGE IS DEDUCTED           GUARANTEED CHARGE                 CURRENT CHARGE
------                             ----------------------------- ------------------------------- -------------------------------
MONTHLY CHARGE PER $1,000 OF
BASE COVERAGE/1/

   Maximum Charge/2/               Monthly, at the beginning of  $2.74 per $1,000 of base        $2.74 per $1,000 of base
                                   each Policy month./3/         coverage                        coverage

   Minimum Charge/4/               Monthly, at the beginning of  $0.14 per $1,000 of base        $0.14 per $1,000 of base
                                   each Policy month./3/         coverage                        coverage

   Representative Charge - for     Monthly, at the beginning of  $0.25 per $1,000 of base        $0.25 per $1,000 of base
   a 38 year old male with a       each Policy month./3/         coverage                        coverage
   Specified Amount of
   $360,000, of which
   $306,000 is base coverage

DAILY CHARGE (MORTALITY AND        Daily                         annual effective rate of        annual effective rate of
EXPENSE RISK FEE)/5/                                             0.70% of accumulation value     0.20% of accumulation value
                                                                 invested in the variable        invested in the variable
   Policy years 1-10                                             investment options/6/           investment options

POLICY LOAN INTEREST CHARGE        Annually, at the end of the   Accrues daily at annual         Accrues daily at annual
                                   Policy year                   effective rate of 3.75% of the  effective rate of 3.75% of the
                                                                 loan balance                    loan balance

--------
/1/ The Monthly Charge per $1,000 of base coverage will vary based on the amount of base coverage and the insured person's sex, age and premium class. See "Base coverage and supplemental coverage" on page 34. The Monthly Charge per $1,000 of base coverage shown in the table may not be typical of the charges you will pay. Page 3A of your Policy will indicate the initial Monthly Charge per $1,000 of base coverage applicable to your Policy. Your Policy refers to this charge as the "Monthly Expense Charge for the First Three Years." More detailed information covering your Monthly Charge per $1,000 of base coverage is available on request from our Administrative Center, shown under "Contact Information" on page 5 of this prospectus, or your AGL representative. There is no additional charge for any illustrations which may show various amounts of coverage.
/2/ The maximum charge is for a 75 year old male, standard tobacco, with a Specified Amount of $360,000, of which $360,000 is base coverage.
/3/ The charge is assessed during the first 3 Policy years and during the first 3 Policy years following an increase in base coverage. The charge assessed during the 3 Policy years following an increase in base coverage is only upon the amount of the increase in base coverage.
/4/ The minimum charge is for an 18 year old female, preferred plus, with a Specified Amount of $360,000, of which $36,000 is base coverage.
/5/ Policies issued in Maryland refer to this charge as an "account value charge."
/6/ After the 10/th/ Policy year, the guaranteed maximum DAILY CHARGE will be as follows:

            Policy years 11-20....... annual effective rate of 0.35%
            Policy years 21+......... annual effective rate of 0.15%

       The next tables describe the fees and expenses that you will pay on a transaction basis or periodically if you elect an optional benefit rider during the time that you own the Policy.

                                                        TRANSACTION FEES
                                                 (OPTIONAL BENEFIT RIDERS ONLY)

CHARGE                           WHEN CHARGE IS DEDUCTED            GUARANTEED CHARGE                   CURRENT CHARGE
------                         ----------------------------- --------------------------------- ---------------------------------
OVERLOAN PROTECTION RIDER

   One-Time Charge             At time rider is exercised    5.0% of Policy's accumulation     3.5% of Policy's accumulation
                                                             value at time rider is exercised  value at time rider is exercised

                                                       PERIODIC CHARGES
                                                (OPTIONAL BENEFIT RIDERS ONLY)

OPTIONAL BENEFIT RIDER           WHEN CHARGE IS DEDUCTED            GUARANTEED CHARGE                   CURRENT CHARGE
----------------------         ----------------------------- --------------------------------- ---------------------------------
ACCIDENTAL DEATH BENEFIT/1/

   Maximum Charge/2/           Monthly, at the beginning of  $0.15 per $1,000 of rider         $0.15 per $1,000 of rider
                               each Policy month             coverage                          coverage

   Minimum Charge/3/           Monthly, at the beginning of  $0.07 per $1,000 of rider         $0.07 per $1,000 of rider
                               each Policy month             coverage                          coverage

   Representative Charge -     Monthly, at the beginning of  $0.09 per $1,000 of rider         $0.09 per $1,000 of rider
   for a 38 year old           each Policy month             coverage                          coverage

CHILDREN'S INSURANCE BENEFIT   Monthly, at the beginning of  $0.48 per $1,000 of rider         $0.48 per $1,000 of rider
                               each Policy month             coverage                          coverage
SPOUSE TERM/4/

Maximum charge/5/              Monthly at the beginning      $4.67 per $1,000 of rider         $3.38 per $1,000 of rider
                               of each Policy month          coverage                          coverage

Minimum charge/6/              Monthly at the beginning      $0.07 per $1,000 of rider         $0.01 per $1,000 of rider
                               of each Policy month          coverage                          coverage

Representative Charge - for a
38 year old male, preferred    Monthly at the beginning      $0.22 per $1,000 of rider         $0.14 per $1,000 of rider
non-tobacco                    of each Policy month          coverage                          coverage

--------
/1/ The charge for the Accidental Death Benefit Rider will vary based on the insured person's age.
/2/  The maximum charge is for a 65 year old.
/3/  The minimum charge is for a 29 year old.
/4/ The charge for the Spouse Term Rider will vary based on the spouse's sex, age and premium class.
/5/  The maximum charge is for a 70 year old male, standard tobacco.
/6/  The minimum charge is for a 15 year old female, preferred non-tobacco.

                                                      PERIODIC CHARGES
                                               (OPTIONAL BENEFIT RIDERS ONLY)

CHARGE                               WHEN CHARGE IS DEDUCTED           GUARANTEED CHARGE                CURRENT CHARGE
------                           ----------------------------    ------------------------------ ------------------------------
ENHANCED EARLY CASH VALUE
  TERM RIDER

   Rider Monthly Expense         Monthly, at the beginning of    $1.14 per $1,000 of rider      $1.14 per $1,000 of rider
   Maximum Charge/1/             each Policy month./2/           amount                         amount

   Rider Monthly Expense         Monthly, at the beginning of    $0.05 per $1,000 of rider      $0.05 per $1,000 of rider
   Minimum Charge/3/             each Policy month./2/           amount                         amount

   Rider Monthly Expense         Monthly, at the beginning of    $0.06 per $1,000 of rider      $0.06 per $1,000 of rider
   Representative Charge -       each Policy month./2/           amount                         amount
   for a 38 year old male,
   preferred non-tobacco

   Rider Monthly Insurance       Monthly, at the beginning of    $83.33 per $1,000 of net       $68.42 per $1,000 of net
   Maximum Charge/4/             each Policy month               amount at risk attributable to amount at risk attributable to
                                                                 the rider                      the rider

   Rider Monthly Insurance       Monthly, at the beginning of    $0.02 per $1,000 of net        $0.01 per $1,000 of net
   Minimum Charge/5/             each Policy month               amount at risk attributable to amount at risk attributable to
                                                                 the rider                      the rider

   Rider Monthly Insurance       Monthly, at the beginning of    $0.12 per $1,000 of net        $0.01 per $1,000 of net
   Representative Charge -       each Policy month               amount at risk attributable to amount at risk attributable to
   for the first Policy year                                     the rider                      the rider
   - for a 38 year old male,
   preferred non-tobacco,
   with a rider amount of
   $100,000

--------
/1/ The Rider Monthly Expense Charge will vary based on the insured person's sex, age, premium class and the rider amount. The Maximum Charge for both the maximum guaranteed charge and the current charge occurs during the insured person's first Policy year. The Maximum Charge is for a male, standard tobacco, age 75 at the Policy's date of issue, with a rider amount of $100,000.
/2/  This charge is assessed during the first 10 Policy years.
/3/ The Minimum Charge for both the maximum guaranteed charge and the current charge occurs in Policy year 1. The Minimum Charge is for a female, juvenile, age 7 at the Policy's date of issue, with a rider amount of $1,000,001.
/4/ The Rider Monthly Insurance Charge will vary based on the insured person's sex, age, premium class and the net amount at risk attributable to the rider. The Maximum Charge for both the maximum guaranteed charge and the current charge occurs during the 12 months following the policy anniversary nearest the insured person's 121/st/ birthday. The rider will terminate on the policy anniversary nearest the insured person's 120/th/ birthday. The Maximum Charge is for a male, standard tobacco, with a rider amount of $99,999.
/5/ The Minimum Charge for both the maximum guaranteed charge and the current charge occurs in Policy year 1. The Minimum Charge is for a female, juvenile, age 18 at the Policy's date of issue, with a rider amount of $50,000.

                                                      PERIODIC CHARGES
                                               (OPTIONAL BENEFIT RIDERS ONLY)

OPTIONAL BENEFIT RIDER                  WHEN CHARGE IS DEDUCTED       GUARANTEED CHARGE                CURRENT CHARGE
----------------------                  ------------------------- --------------------------- ----------------------------------
WAIVER OF MONTHLY DEDUCTION/1/

   Maximum Charge/2/                    Monthly, at the           $0.40 per $1,000 of net     $0.40 per $1,000 of net amount at
                                        beginning of each Policy  amount at risk              risk attributable to the Policy
                                        month                     attributable to the Policy

   Minimum Charge/3/                    Monthly, at the           $0.02 per $1,000 of net     $0.02 per $1,000 of net amount at
                                        beginning of each Policy  amount at risk              risk attributable to the Policy
                                        month                     attributable to the Policy

   Representative Charge - for a 38     Monthly, at the           $0.03 per $1,000 of net     $0.03 per $1,000 of net amount at
   year old                             beginning of each Policy  amount at risk              risk attributable to the Policy
                                        month                     attributable to the Policy

   GUARANTEED MINIMUM
   WITHDRAWAL BENEFIT

   Rider Charge                         Daily                     Annual effective rate of    Annual effective rate of 1.25%/4/
                                                                  1.50%/4/

   TERMINAL ILLNESS RIDER

   Interest on Benefit                  At time rider benefit is  Greater of (1) Moody's      5.25%
                                        paid and each Policy      Bond Average or (2)
                                        anniversary thereafter    cash value interest rate
                                                                  plus 1.0%/5/

   Administrative Fee                   At time of claim          $250                        $150

--------
/1/ The charge for the Waiver of Monthly Deduction Rider will vary based on the insured person's age when we assess the charge.
/2/  The maximum charge is for a 59 year old.
/3/  The minimum charge is for an 18 year old.
/4/ Percentages are calculated as a percent of accumulation value invested in the variable investment options.
/5/  The guaranteed maximum interest rate will not exceed the greater of:

       . the Moody's corporate Bond Yield Average-Monthly Average Corporates for the month of October preceding the calendar year for which the loan interest rate is determined; or

       . the interest rate used to calculate cash values in the Fixed Account during the period for which the interest rate is determined, plus 1%.

   The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Policy. The table shows the maximum and minimum Total Annual Fund Operating Expenses before contractual waiver or reimbursement for any of the Funds for the fiscal year ended December 31, 2014. Current and future expenses for the Funds may be higher or lower than those shown.

                         ANNUAL FUND FEES AND EXPENSES
               (EXPENSES THAT ARE DEDUCTED FROM THE FUND ASSETS)

  CHARGE                                                       MAXIMUM MINIMUM
  ------                                                       ------- -------
  TOTAL ANNUAL FUND OPERATING EXPENSES FOR ALL OF THE FUNDS
    (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS INCLUDE
    MANAGEMENT FEES, DISTRIBUTION (12B-1) FEES, AND OTHER
    EXPENSES)/1/                                                1.28%   0.27%

   Details concerning each Fund's specific fees and expenses are contained in the Funds' prospectuses.
--------
/1/ Currently 11 of the Funds have contractual reimbursements or fee waivers. These reimbursements or waivers expire on April 29, 2016. These contractual reimbursements or fee waivers do not change the maximum or minimum annual Fund fees and expenses reflected in the table.

                              GENERAL INFORMATION

AMERICAN GENERAL LIFE INSURANCE COMPANY

   We are American General Life Insurance Company ("AGL"). AGL is a stock life insurance company organized under the laws of Texas. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

   AIG is a leading international insurance organization serving customers in more than 130 countries. AIG companies serve commercial, institutional, and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange. More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.

   AGL is regulated for the benefit of Policy owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to Policy owners. Insurance regulations also require AGL to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's operations.

SEPARATE ACCOUNT VL-R

   We hold the Fund shares in which any of your accumulation value is invested in the Separate Account. The Separate Account is registered as a unit investment trust with the SEC under the Investment Company Act of 1940. We created the Separate Account on May 6, 1997 under Texas law.

   For record keeping and financial reporting purposes, the Separate Account is divided into 88 separate "divisions," 61 of which correspond to the 61 variable "investment options" under the Policy. The remaining 27 divisions, and all of these 61 divisions, represent investment options available under other variable universal life policies we offer. 15 of these 61 divisions are not available to all Policy owners. We hold the Fund shares in which we invest your accumulation value for an investment option in the division that corresponds to that investment option. One or more of the Funds may sell its shares to other funds. Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of AGL's other assets.

   The assets in the Separate Account are our property. The assets in the Separate Account may not be used to pay any liabilities of AGL other than those arising from the Policies. AGL is obligated to pay all amounts under the Policies due the Policy owners.

STATEMENT OF ADDITIONAL INFORMATION

   We have filed a Statement of Additional Information (the "SAI") with the SEC which includes more information about your Policy. The back cover page to this prospectus describes how you can obtain a copy of the SAI.

COMMUNICATION WITH AGL

   When we refer to "you," we mean the person who is authorized to take any action with respect to a Policy. Generally, this is the owner named in the Policy. Where a Policy has more than one owner, each owner generally must join in any requested action, except for transfers and changes in the allocation of future premiums or changes among the investment options.

   Administrative Center. The Administrative Center provides service to all Policy owners. See "Contact Information" on page 5 of this prospectus. For applications, your AGL representative will tell you if you should use an address other than the Administrative Center address. All premium payments, requests, directions and other communications should be directed to the appropriate location. You should mail premium payments and loan repayments (or use express delivery, if you wish) directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to the address for premium payments shown under "Contact Information" on page 5. You should communicate notice of the insured person's death, including any related documentation, to our Administrative Center address.

   E-Delivery, E-Service, telephone transactions and written transactions. There are several different ways to request and receive Policy services.

       E-Delivery. Instead of receiving paper copies by mail of certain documents we are required to provide to you, including annual Policy and Fund prospectuses, you may select E-Delivery. E-Delivery allows you to receive notification by E-mail when new or updated documents are available that pertain to your Policy. You may then follow the link contained within the E-mail to view these documents on-line. You may find electronically received documents easier to review and retain than paper documents. To enroll for E-Delivery, you can complete certain information at the time of your Policy application (with one required extra signature). If you prefer, you can go to www.aig.com/lifeinsurance and at the same time you enroll for E-Service, enroll for E-Delivery. You do not have to enroll for E-Service to enroll for E-Delivery unless you enroll on-line. You may select or cancel E-Delivery at any time. There is no charge for E-Delivery.

       E-Service. You may enroll for E-Service to have access to on-line services for your Policy. These services include transferring values among investment options and changing allocations for future premiums. You can also view Policy statements. If you have elected E-Service, you may choose to handle certain Policy requests by E-Service, in writing or by telephone. We expect to expand the list of available E-Service transactions in the future. To enroll for E-Service, go to www.aig.com/lifeinsurance, click the E-Service login link, and complete the on-line enrollment pages. You may select or cancel the use of E-Service at any time. There is no charge for E-Service.

       E-Service transactions, telephone transactions and written transactions. Certain transaction requests currently must be made in writing. You must make the following requests in writing (unless you are permitted to make the requests by E-Service or by telephone. See "Telephone transactions" on page 21).

      .   transfer of accumulation value;*

      .   change of allocation percentages for premium payments;*

      .   change of allocation percentages for Policy deductions;*

      .   telephone transaction privileges;*

      .   loan;*

      .   full surrender;

      .   partial surrender;*

      .   premium payments;**

      .   change of beneficiary or contingent beneficiary;

      .   loan repayments or loan interest payments;**

      .   change of death benefit option or manner of death benefit payment;

      .   change in specified amount;

      . addition or cancellation of, or other action with respect to any benefit riders;

      .   election of a payment option for Policy proceeds; and

      .   tax withholding elections.
--------
* These transactions are permitted by E-Service, by telephone or in writing. ** These transactions are permitted by E-Service or in writing.

   We have special forms which should be used for loans, assignments, partial and full surrenders, changes of owner or beneficiary, and all other contractual changes. You will be asked to return your Policy when you request a full surrender. You may obtain these forms from our Administrative Center, shown under "Contact Information" on page 5, or from your AGL representative. Each communication must include your name, Policy number and, if you are not the insured person, that person's name. We cannot process any requested action that does not include all required information.

   One-time premium payments using E-Service. You may use E-Service to schedule one-time premium payments for your Policy. The earliest scheduled payment date available is the next business day. For the purposes of E-Service one-time premium payments only, a business day is a day the United States Federal Reserve System ("Federal Reserve") is open. If payment scheduling is completed after

4:00 p.m. Eastern time, then the earliest scheduled payment date available is the second business day after the date the payment scheduling is completed.

   Generally, your payment will be applied to your Policy on the scheduled payment date, and it will be allocated to your chosen variable investment options based upon the prices set after 4:00 p.m. Eastern time on the scheduled payment date. See "Effective Date of Policy and Related Transactions" on page 29.

   Premium payments may not be scheduled for Federal Reserve holidays, even if the New York Stock Exchange ("NYSE") is open. If the NYSE is closed on your scheduled payment date, your payment will be allocated to your chosen variable investment options based upon the prices set after 4:00 p.m. Eastern time on the first day the NYSE is open following your scheduled payment date.

   Telephone transactions. If you have a completed telephone authorization form on file with us, you may make transfers, or change the allocation of future premium payments or deduction of charges, by telephone, subject to the terms of the form. We will honor telephone instructions from any person who provides the correct information, so there is a risk of possible loss to you if unauthorized persons use this service in your name. Our current procedure is that only the owner or your AGL representative may make a transfer request by phone. We are not liable for any acts or omissions based upon instructions that we reasonably believe to be genuine. Our procedures include verification of the Policy number, the identity of the caller, both the insured person's and owner's names, and a form of personal identification from the caller. We will promptly mail a written confirmation of the transaction. If (a) many people seek to make telephone requests at or about the same time, or (b) our recording equipment malfunctions, it may be impossible for you to make a telephone request at the time you wish. You should submit a written request if you cannot make a telephone request. Also, if due to malfunction or other circumstances your telephone request is incomplete or not fully comprehensible, we will not process the transaction. The phone number for telephone requests is 1-800-340-2765.

   General. It is your responsibility to carefully review all documents you receive from us and immediately notify the Administrative Center of any potential inaccuracies. We will follow up on all inquiries. Depending on the facts and circumstances, we may retroactively adjust your Policy, provided you notify us of your concern within 30 days of receiving the transaction confirmation, statement or other document. Any other adjustments we deem warranted are made as of the time we receive notice of the potential error. If you fail to notify the Administrative Center of any potential mistakes or inaccuracies within 30 days of receiving any document, we will deem you to have ratified the transaction.

ILLUSTRATIONS

   We may provide you with illustrations for your Policy's death benefit, accumulation value, and cash surrender value based on hypothetical rates of return. Hypothetical illustrations also assume costs of insurance for a hypothetical person. These illustrations are illustrative only and should not be considered a representation of past or future performance. Your actual rates of return and actual charges may be higher or lower than these illustrations. The actual return on your accumulation value will depend on factors such as the amounts you allocate to particular investment options, the amounts deducted for the Policy's fees and charges, the variable investment options' fees and charges, and your Policy loan and partial surrender history.

   Before you purchase the Policy, we will provide you with what we refer to as a personalized illustration. A personalized illustration shows future benefits under the Policy based upon (1) the proposed insured person's age and PREMIUM CLASS and (2) your selection of a death benefit Option, specified amount, planned periodic premiums, riders, and proposed investment options.

   After you purchase the Policy and upon your request, we will provide a similar personalized illustration that takes into account your Policy's actual values and features as of the date the illustration is prepared. We reserve the right to charge a maximum fee of $25 for personalized illustrations prepared after the Policy is issued if you request us to do so more than once each year. We do not currently charge for additional personalized illustrations.

                          VARIABLE INVESTMENT OPTIONS

   We divided the Separate Account into variable investment options, each of which invests in shares of a corresponding Fund. We have listed the investment options in the following two tables. The name of each Fund or a footnote for the Fund describes its type (for example, money market fund, growth fund, equity fund, etc.). The text of the footnotes follows the tables. Fund sub-advisers are shown in parentheses.

   All Policy owners may invest premium payments in variable investment options investing in the Funds listed in the first table. The second table lists investment options that are available to Policy owners with a Policy issue date prior to May 1, 2013.

   The investment options listed in the following table are available to all Policy owners:

                                         INVESTMENT ADVISER (SUB-ADVISER, IF
 VARIABLE INVESTMENT OPTIONS                         APPLICABLE)
 ---------------------------            -------------------------------------
 Alger Capital Appreciation Portfolio   Fred Alger Management, Inc.
   - Class I-2 Shares

 American Century(R) VP Value Fund      American Century Investment
                                        Management, Inc.

 American Funds IS Asset Allocation     Capital Research and Management
   Fund - Class 2 (high total return    Company
   (including income and capital
   gains) consistent with preservation
   of capital over the long term)

 American Funds IS Global Growth Fund   Capital Research and Management
   - Class 2                            Company

 American Funds IS Growth Fund -        Capital Research and Management
   Class 2                              Company

 American Funds IS Growth-Income Fund   Capital Research and Management
   - Class 2                            Company

 American Funds IS High-Income Bond     Capital Research and Management
   Fund - Class 2                       Company

 American Funds IS International Fund   Capital Research and Management
   - Class 2 (long-term growth of       Company
   capital)

 Anchor ST Capital Appreciation         SunAmerica Asset Management, LLC*
   Portfolio - Class 3                  (Wellington Management Company, LLP)

 Anchor ST Government and Quality Bond  SunAmerica Asset Management, LLC*
   Portfolio - Class 3                  (Wellington Management Company, LLP)

 Fidelity(R) VIP Contrafund(R)          Fidelity Management & Research
   Portfolio - Service Class 2          Company (FMR)
   (long-term capital appreciation)     (FMR Co., Inc.)
                                        (Other affiliates of FMR)

 Fidelity(R) VIP Equity-Income          Fidelity Management & Research
   Portfolio - Service Class 2          Company (FMR)
                                        (FMR Co., Inc.)
                                        (Other affiliates of FMR)

 Fidelity(R) VIP Growth Portfolio -     Fidelity Management & Research
   Service Class 2                      Company (FMR)
                                        (FMR Co., Inc.)
                                        (Other affiliates of FMR)

 Fidelity(R) VIP Mid Cap Portfolio -    Fidelity Management & Research
   Service Class 2                      Company (FMR)
                                        (FMR Co., Inc.)
                                        (Other affiliates of FMR)

 Fidelity(R) VIP Money Market           Fidelity Management & Research
   Portfolio - Service Class 2          Company (FMR)
                                        (Fidelity Investments Money
                                        Management, Inc.)
                                        (Other affiliates of FMR)

VARIABLE INVESTMENT OPTIONS                                                 INVESTMENT ADVISER (SUB-ADVISER, IF APPLICABLE)
---------------------------------------------------------------------  ----------------------------------------------------------

Franklin Templeton Franklin Small Cap Value VIP Fund - Class 2         Franklin Advisory Services, LLC

Franklin Templeton Franklin Mutual Shares VIP Fund - Class 2 (capital  Franklin Mutual Advisers, LLC appreciation with income as a secondary goal)

Invesco V.I. Global Real Estate Fund - Series I Shares                 Invesco Advisers, Inc. (Invesco Asset Management Limited)

Invesco V.I. Growth and Income Fund - Series I Shares                  Invesco Advisers, Inc.

Invesco V.I. International Growth Fund - Series I Shares               Invesco Advisers, Inc.

Janus Aspen Enterprise Portfolio - Service Shares                      Janus Capital Management LLC
(long-term growth of capital)

Janus Aspen Forty Portfolio - Service Shares                           Janus Capital Management LLC
(long-term growth of capital)

JPMorgan IT Core Bond Portfolio - Class 1 Shares                       J.P. Morgan Investment Management Inc.

MFS(R) VIT New Discovery Series - Initial Class                        Massachusetts Financial Services Company
(capital appreciation)

MFS(R) VIT Research Series - Initial Class                             Massachusetts Financial Services Company
(capital appreciation)

Neuberger Berman AMT Mid Cap Growth Portfolio - Class I                Neuberger Berman Management LLC (Neuberger Berman LLC)

Oppenheimer Global Fund/VA - Non-Service Shares                        OFI Global Asset Management, Inc.
                                                                       (OppenheimerFunds, Inc.)

PIMCO CommodityRealReturn(R) Strategy Portfolio - Administrative       Pacific Investment Management Company LLC
Class (maximum real return)

PIMCO Global Bond Portfolio (Unhedged) - Administrative Class          Pacific Investment Management Company LLC

PIMCO Real Return Portfolio - Administrative Class                     Pacific Investment Management Company LLC
(maximum real return)

PIMCO Short-Term Portfolio - Administrative Class                      Pacific Investment Management Company LLC

PIMCO Total Return Portfolio - Administrative Class                    Pacific Investment Management Company LLC

Seasons ST Mid Cap Value Portfolio - Class 3                           SunAmerica Asset Management, LLC*
                                                                       (Goldman Sachs Asset Management, LP)
                                                                       (Lord, Abbett & Co. LLC)

SunAmerica ST Balanced Portfolio - Class 1 Shares                      SunAmerica Asset Management, LLC* (J.P. Morgan Investment
(conservation of principal and capital appreciation)                   Management, Inc.)

VALIC Co. I Dynamic Allocation Fund/1/                                 VALIC** (SunAmerica Asset Management, LLC)
                                                                       (AllianceBernstein L.P.)

VALIC Co. I Emerging Economies Fund                                    VALIC** (J.P. Morgan Investment Management Inc.)
(capital appreciation)

VALIC Co. I Foreign Value Fund                                         VALIC** (Templeton Global Advisors Limited)
(long-term growth of capital)

VALIC Co. I International Equities Fund                                VALIC** (SunAmerica Asset Management, LLC)

VALIC Co. I Mid Cap Index Fund                                         VALIC** (SunAmerica Asset Management, LLC)

VALIC Co. I Nasdaq-100(R) Index Fund                                   VALIC** (SunAmerica Asset Management, LLC)

VALIC Co. I Science & Technology Fund/2/                               VALIC** (Allianz Global Investors U.S. LLC)
                                                                       (T. Rowe Price Associates, Inc.)
                                                                       (Wellington Management Company, LLP)

VALIC Co. I Small Cap Index Fund                                       VALIC** (SunAmerica Asset Management, LLC)

VALIC Co. I Stock Index Fund                                           VALIC** (SunAmerica Asset Management, LLC)

VALIC Co. II Mid Cap Value Fund/3/                                     VALIC** (Robeco Investment Management, Inc.)
                                                                       (Wellington Management Company, LLP)

VALIC Co. II Socially Responsible Fund/4/                              VALIC** (SunAmerica Asset Management, LLC)

VALIC Co. II Strategic Bond Fund                                       VALIC** (PineBridge Investments LLC)

--------
/1/ The Fund type for VALIC Co. I Dynamic Allocation Fund is capital appreciation and current income while managing net equity exposure. The Fund has an investment strategy that may serve to reduce the risk of investment losses that could require AGL to use its own assets to make payments in connection with certain guarantees under the Policy. In addition, the Fund may enable AGL to more efficiently manage its financial risks associated with guarantees like death benefits, due in part to a formula developed by AGL and provided to the Fund's sub-advisers. The formula used by the sub-advisers is described in the Fund's prospectus and may change over time based on proposals by AGL. Any changes to the formula proposed by AGL will be implemented only if they are approved by the Fund's investment adviser and the Fund's Board of Directors, including a majority of the Board's independent directors. PLEASE SEE THE VALIC COMPANY I PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.
/2/ The Fund type for VALIC Co. I Science & Technology Fund is long-term capital appreciation. This Fund is a sector fund.
/3/ The Fund type for VALIC Co. II Mid Cap Value Fund is capital growth, through investment in equity securities of medium capitalization companies using a value-oriented investment approach.
/4/ The Fund type for VALIC Co. II Socially Responsible Fund is growth of capital through investment, primarily in equity securities, in companies which meet the social criteria established for the Fund.
*  SunAmerica Asset Management, LLC is an affiliate of AGL.
** "VALIC" means The Variable Annuity Life Insurance Company, an affiliate of
AGL.

   The investment options listed in the following table are available only to Policy owners whose Policies were issued prior to May 1, 2013. The notes that follow the table explain the restrictions on availability.

VARIABLE INVESTMENT OPTIONS                                               INVESTMENT ADVISER (SUB-ADVISER, IF APPLICABLE)
---------------------------------------------------------------------  -------------------------------------------------------
Alger Mid Cap Growth Portfolio - Class I-2 Shares                      Fred Alger Management, Inc.

Dreyfus VIF International Value Portfolio - Initial Shares             The Dreyfus Corporation

Fidelity(R) VIP Asset Manager/SM/ Portfolio - Service Class 2          Fidelity Management & Research Company (FMR)
(high total return)                                                    (FMR Co., Inc.)
                                                                       (Fidelity Investments Money Management, Inc.)
                                                                       (Other affiliates of FMR)

Fidelity(R) VIP Freedom 2020 Portfolio - Service Class 2               Strategic Advisers(R), Inc.
(high total return)

Fidelity(R) VIP Freedom 2025 Portfolio - Service Class 2               Strategic Advisers(R), Inc.
(high total return)

Fidelity(R) VIP Freedom 2030 Portfolio - Service Class 2               Strategic Advisers(R), Inc.
(high total return)

Neuberger Berman AMT Socially Responsive Portfolio - Class I/1/        Neuberger Berman Management LLC (Neuberger Berman LLC)

Oppenheimer Conservative Balanced Fund/VA - Non-Service Shares (total  OFI Global Asset Management, Inc.
return)                                                                (OppenheimerFunds, Inc.)

Pioneer Mid Cap Value VCT Portfolio - Class I Shares                   Pioneer Investment Management, Inc.

Putnam VT Diversified Income Fund - Class IB/2/                        Putnam Investment Management, LLC (Putnam Investments
                                                                       Limited)

Putnam VT Small Cap Value Fund - Class IB                              Putnam Investment Management, LLC (Putnam Investments
                                                                       Limited)

SunAmerica ST Aggressive Growth Portfolio - Class 1 Shares             SunAmerica Asset Management, LLC* (Wells Capital
                                                                       Management Incorporated)

VALIC Co. I Money Market I Fund                                        VALIC** (SunAmerica Asset Management, LLC)

Vanguard(R)*** VIF High Yield Bond Portfolio                           Wellington Management Company, LLP

Vanguard(R)*** VIF REIT Index Portfolio                                The Vanguard Group, Inc.

--------
/1/ The Fund type for Neuberger Berman AMT Socially Responsive Portfolio - Class I Shares is long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
/2/ The Fund type for Putnam VT Diversified Income Fund - Class IB is as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.
*    SunAmerica Asset Management, LLC is an affiliate of AGL.
**  "VALIC" means The Variable Annuity Life Insurance Company, an affiliate of
    AGL.

*** "Vanguard" is a trademark of The Vanguard Group, Inc.

   From time to time, certain Fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes on our systems, we may provide you with various forms, reports and confirmations that reflect a Fund's prior name.

   YOU CAN LEARN MORE ABOUT THE FUNDS, THEIR INVESTMENT POLICIES, RISKS, EXPENSES AND ALL OTHER ASPECTS OF THEIR OPERATIONS BY READING THEIR APPLICABLE FUND PROSPECTUSES. You should carefully read the Funds' prospectuses before you select any variable investment option. We do not guarantee that any Fund will achieve its objective. In addition, no single Fund or investment option, by itself, constitutes a balanced investment plan. A Fund's prospectus may occasionally be supplemented by the Fund's Investment Adviser. PLEASE CHECK THE INCOME ADVANTAGE SELECT WEBPAGE AT WWW.AIG.COM/_3789_533840.HTML TO VIEW THE FUND PROSPECTUSES AND THEIR SUPPLEMENTS, OR CONTACT US AT OUR ADMINISTRATIVE CENTER TO REQUEST COPIES OF FUND PROSPECTUSES AND THEIR SUPPLEMENTS.

   We have entered into various services agreements with most of the advisers or administrators for the Funds. We receive payments for the administrative services we perform such as proxy mailing and tabulation, mailing of Fund related information and responding to Policy owners' inquiries about the Funds. Currently, these payments range from 0.10% to 0.35% of the daily market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter.

   We have entered into a services agreement with PIMCO Variable Insurance Trust ("PIMCO") under which we receive fees of up to 0.15% of the daily market value of the assets invested in the underlying Fund, paid directly by PIMCO for services we perform.

   We also receive what are referred to as "12b-1 fees" from some of the Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs for the Policies. These fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund.

   From time to time some of these arrangements, except for 12b-1 arrangements, may be renegotiated so that we receive a greater payment than previously paid depending on our determination that the expenses we incur are greater than we anticipated. If the expenses we incur are less than we anticipated, we may make a profit from some of these arrangements. These payments do not result in any additional charges under the Policies that are not described under "Charges Under the Policy" on page 61.

   We offer Funds of the Anchor Series Trust, Seasons Series Trust, SunAmerica Series Trust, VALIC Co. I and VALIC Co. II at least in part because they are managed by SunAmerica Asset Management, LLC or VALIC, each an affiliate of AGL. AGL and/or its affiliates may be subject to certain conflicts of interest as AGL may derive greater revenues from Funds managed by affiliates than certain other available funds.

PAYMENTS WE MAKE

   We make payments in connection with the distribution of the Policies that generally fall into the three categories below.

   Commissions. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the Policy to the public. The selling firms have entered into written selling agreements with the Company and American General Equity Services

Corporation, the distributor of the Policies. We pay commissions to the selling firms for the sale of your Policy. The selling firms are paid commissions for the promotion and sale of the Policies according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us.

   The registered representative who sells you the Policy typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

   Additional cash compensation. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold Policies. Sales-based payments primarily create incentives to make new sales of Policies.

   These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our Policies, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our Policies. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

   We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our Policies.

   If allowed by his or her selling firm, a registered representative or other eligible person may purchase a Policy on a basis in which an additional amount is credited to the Policy.

   We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the Policy. We hope to benefit from these revenue sharing arrangements through increased sales of our Policies and greater customer service support.

   Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our Policies over other variable universal life insurance policies (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a Policy and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this Policy.

   Non-cash compensation. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and the Financial Industry Regulatory Authority rules.

PAYMENTS WE RECEIVE

       We may directly or indirectly receive revenue sharing payments from the trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that make such payments to us. Other Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Funds you select.

       We generally receive three kinds of payments described below.

       Rule 12b-1 or service fees. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.35% of the average daily net assets in certain Funds. These fees are deducted directly from the assets of the Funds.

       Administrative, marketing and support service fees. We receive compensation of up to 0.35% annually based on assets under management from certain trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Funds or wholly from the assets of the Funds. Policy owners, through their indirect investment in the trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain trusts' investment advisers or their affiliates and vary by trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others.

       Other payments. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Funds in the Policy. These amounts are paid voluntarily and may provide such advisers, subadvisers and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the adviser's, subadviser's or distributor's participation.

   In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the Policy.

Voting Privileges

   We are the legal owner of the Funds' shares held in the Separate Account. However, you may be asked to instruct us how to vote the Fund shares held in the various Funds that are attributable to your Policy at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting. The number of votes that you may direct related to a particular Fund is equal to (a) your accumulation value invested in that Fund divided by (b) the net asset value of one share of that Fund. Fractional votes will be recognized.

   We will vote all shares of each Fund that we hold of record, including any shares we own on our own behalf, in the same proportions as those shares for which we have received instructions from owners participating in that Fund through the Separate Account. Even if Policy owners participating in that Fund choose not to provide voting instructions, we will vote the Fund's shares in the same proportions as the voting instructions which we actually receive. As a result, the instructions of a small number of Policy owners could determine the outcome of matters subject to shareholder vote.

   If you are asked to give us voting instructions, we will send you the proxy material and a form for providing such instructions. Should we determine that we are no longer required to send the owner such materials, we will vote the shares as we determine in our sole discretion.

   In certain cases, we may disregard instructions relating to changes in a Fund's investment manager or its investment policies. We will advise you if we do and explain the reasons in our next report to Policy owners. AGL reserves the right to modify these procedures in any manner that the laws in effect from time to time allow.

                                 FIXED ACCOUNT

   We invest any accumulation value you have allocated to the Fixed Account as part of our general assets. We credit interest on that accumulation value at a rate which we declare from time to time. The minimum guaranteed rate of interest we credit is shown on your Policy Schedule. Although this interest increases the amount of any accumulation value that you have in the Fixed Account, such accumulation value will also be reduced by any charges that are allocated to this option under the procedures described under "Allocation of charges" on page 65. The "daily charge" described on page 62 and the fees and expenses of the Funds discussed on page 18 do not apply to the Fixed Account.

   You may transfer accumulation value into the Fixed Account at any time. However, there are restrictions on the amount you may transfer out of the Fixed Account in a Policy year. Please see "Transfers of existing accumulation value" on page 37.

   Our general account. Our general account assets are all of our assets that we do not hold in legally segregated separate accounts. Obligations that are paid out of our general account include any amounts you have allocated to the Fixed Account, including any interest credited thereon, and amounts owed under your Policy for death and/or living benefits which are in excess of portions of Policy value allocated to the variable investment options. The obligations and guarantees under the Policy are our sole responsibility. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments. The general account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. We manage our exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of our assets and liabilities, monitoring or limiting prepayment and extension risk in our portfolio, maintaining a large percentage of our portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk.

Because of applicable exemptions, no interest in this option has been registered under the Securities Act of 1933, as amended. Neither our general account nor our Fixed Account is an investment company under the Investment Company Act of 1940. We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus for your information about our general account or our Fixed Account. Those disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   How we declare interest. Except for amounts held as collateral for loans, we can at any time change the rate of interest we are paying on any accumulation value allocated to our Fixed Account. The minimum annual effective rate is 2%.

   Under these procedures, it is likely that at any time different interest rates will apply to different portions of your accumulation value, depending on when each portion was allocated to our Fixed Account. Any charges, partial surrenders, or loans that we take from any accumulation value that you have in our Fixed Account will be taken from each portion in reverse chronological order based on the date that accumulation value was allocated to this option.

                                POLICY FEATURES

AGE

   Generally, our use of age in your Policy and this prospectus refers to a person who is between six months younger and six months older than the stated age. Sometimes we refer to this as the "age nearest birthday."

EFFECTIVE DATE OF POLICY AND RELATED TRANSACTIONS

   Valuation dates, times, and periods. We compute values under a Policy on each day that the NYSE is open for business. We call each such day a "valuation date" or a "business day."

   We compute Policy values as of the time the NYSE closes on each valuation date, which usually is 3:00 p.m. Central time. We call this our "CLOSE OF BUSINESS." We call the time from the close of business on one valuation date to the close of business of the next valuation date a "valuation period." We are closed only on those holidays the NYSE is closed.

   Fund pricing. Each Fund produces a price per Fund share following each close of the NYSE and provides that price to us. We then determine the Fund value at which you may invest in the particular investment option, which reflects the change in value of each Fund reduced by the daily charge and any other charges that are applicable to your Policy.

   Date of receipt. Generally we consider that we have received a premium payment or another communication from you on the day we actually receive it in good order at any of the addresses shown on page 5 of this prospectus. If we receive it after the close of business on any valuation date, however, we consider that we have received it on the following valuation date. Any premium payments we receive after our close of business are held in our general account until the next business day.

   If we receive your premiums through payroll allotment, such as salary deduction or salary reduction programs, we consider that we receive your premium on the day we actually receive it, rather than the day the deduction from your payroll occurs. This is important for you to know because your premium receives no interest or earnings for the time between the deduction from your payroll and our receipt of the payment. We do not accept military allotment programs.

   Commencement of insurance coverage. After you apply for a Policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to determine whether to issue a Policy to you and, if so, what the insured person's premium class should be. We will not pay a death benefit under a Policy unless (a) it has been delivered to and accepted by the owner and at least the initial premium has been paid, and (b) at the time of such delivery and payment, there have been no adverse developments in the insured person's health or risk of death. However, if you pay at least the minimum first premium payment with your application for a Policy, we will provide temporary coverage of up to $1,000,000 provided the insured person meets certain medical and risk requirements. The terms and conditions of this coverage are described in our "Limited Temporary Life Insurance Agreement," available to you when you apply for a Policy.

   Date of issue; Policy months and years. We prepare the Policy only after we approve an application for a Policy and assign the appropriate premium class. The day we begin to deduct charges will appear on page 3 of your Policy and is called the "Date of Issue." POLICY MONTHS and years are measured from the date of issue. To preserve a younger age at issue for the insured person, we may assign a date of issue to a Policy that is up to 6 months earlier than otherwise would apply.

   Monthly deduction days. Each charge that we deduct monthly is assessed against your accumulation value at the close of business on the date of issue and at the end of each subsequent valuation period that includes the first day of a Policy month. We call these "monthly deduction days."

   Commencement of investment performance. We invest your initial premium in any variable investment options you have chosen, as well as the Fixed Account, on the later of (a) the date of issue, or (b) the date all requirements needed to place the Policy in force have been reviewed and found to be satisfactory, including underwriting approval and receipt of the necessary premium. In the case of a back-dated Policy, we do not credit an investment return to the accumulation value resulting from your initial premium payment until the date stated in (b) above.

   Effective date of other premium payments and requests that you make. Premium payments (after the first) and transactions made in response to your requests and elections are generally effected at the end of the valuation period in which we receive the payment, request or election and based on prices and values computed as of that same time. Exceptions to this general rule are as follows:

   . Increases or decreases you request in the specified amount of insurance, REINSTATEMENT of a Policy that has lapsed, and changes in death benefit Option take effect on the Policy's monthly deduction day if your request is approved on that day or on the next monthly deduction day following our approval if we approve your request on any other day of the month;

   . We may return premium payments, make a partial surrender or reduce the death benefit if we determine that such premiums would cause your Policy to become a modified endowment contract or to cease to qualify as life insurance under federal income tax law or exceed the maximum net amount at risk;

   . If you exercise your right to return your Policy described under "Free look period", your coverage will end when you deliver it to your AGL insurance representative, or if you mail it to us, the date it is postmarked; and

   . If you pay a premium at the same time that you make a Policy request which requires our approval, your payment will be applied when received rather than following the effective date of the requested change, but only if your Policy is in force and the amount paid will not cause you to exceed premium limitations under the Internal Revenue Code of 1986, as amended (The "CODE"). If we do not approve your Policy request, your premium payment will still be accepted in full or in part (we will return to you the portion of your premium payment that would be in violation of the maximum premium limitations under the Code). We will not apply this procedure to premiums you pay in connection with reinstatement requests.

DEATH BENEFITS

   Your specified amount of insurance. In your application to buy an Income Advantage Select Policy, you tell us how much life insurance coverage you want. We call this the "specified amount" of insurance.

   The specified amount consists of what we refer to as "base coverage" plus any "supplemental coverage" you select. Base coverage must be at least 10% of the specified amount. We pay a different level of compensation based on the amounts of base and supplemental coverages you select. See "Base coverage and supplemental coverage" on page 34.

   We also guarantee a death benefit for a specified period, provided you have paid the required monthly guarantee premiums. The guaranteed death benefit is equal to the specified amount (less any indebtedness) and any benefit riders. We refer to this guarantee in both your Policy and this prospectus as the "guarantee period benefit." We offer one guarantee period benefit rider, as well as a guaranteed minimum withdrawal benefit rider that includes a guarantee period benefit. We provide more information about the specified amount and the guarantee period benefit under "Guarantee period benefit," on page 36 and a discussion of the two riders under "Additional Optional Benefit Riders" on page 43. You should read these other discussions carefully because they contain important information about how the choices you make can affect your benefits and the amount of premiums and charges you may have to pay.

   Investment performance affects the amount of your Policy's accumulation value. We deduct all charges from your accumulation value. The amount of the monthly charges may differ from month to month. However, as long as all applicable charges are paid timely each month, the specified amount of insurance payable under your Policy is unaffected by investment performance. (See "Monthly insurance charge" on page 62.)

   Your death benefit. You must choose one of three death benefit Options under your Policy at the time it is issued.

   You can choose Option 1 or Option 2 at the time of your application or at any later time before the Policy's maturity date. You can choose death benefit Option 3 only at the time of your application. The death benefit we will pay is reduced by any outstanding Policy loans and increased by any unearned loan interest we may have already charged. Depending on the Option you choose, the death benefit we will pay is:

   . Option 1 - The specified amount on the date of the insured person's death.

   . Option 2 - The sum of (a) the specified amount on the date of the insured person's death and (b) the Policy's accumulation value as of the date of death.

   . Option 3 - The sum of (a) the death benefit we would pay under Option 1 and (b) the cumulative amount of premiums you paid for the Policy and any riders. The death benefit payable will be reduced by any amounts waived under the Waiver of Monthly Deduction Rider. Additional premiums you pay for the Policy and any riders following a partial surrender are not considered part of the "cumulative amount of premiums you paid" until the total value of the premiums paid is equivalent to or greater than the amount surrendered.

       If at any time the net amount at risk exceeds the maximum net amount at risk, AGL may automatically make a partial surrender or reduce the death benefit, both of which may have federal tax consequences, to keep the net amount at risk below the maximum then in effect. In no event, however, will we make such partial surrender or reduce the death benefit if the change would result in adverse tax consequences under the Code
       Section 7702. Future underwritten increases in specified amount will increase the maximum net amount at risk.

   See "Partial surrender" on page 55 for more information about the effect of partial surrenders on the amount of the death benefit.

   Under either Option 2 or Option 3, your death benefit will be higher than under Option 1. However, the MONTHLY INSURANCE CHARGE we deduct will also be higher to compensate us for our additional risk. Because of this, your accumulation value for the same amount of premium will be higher under Option 1 than under either Option 2 or Option 3.

   Any premiums we receive after the insured person's date of death will be returned and not included in your accumulation value.

   Required minimum death benefit. We may be required under federal tax law to pay a larger death benefit than what would be paid under your chosen death benefit Option. We refer to this larger benefit as the "REQUIRED MINIMUM DEATH BENEFIT" as explained below.

   Federal tax law requires a minimum death benefit (the required minimum death benefit) in relation to the accumulation value for a Policy to qualify as life insurance. We will automatically increase the death benefit of a Policy if necessary to ensure that the Policy will continue to qualify as life insurance. One of two tests under current federal tax law can be used: the "GUIDELINE PREMIUM TEST" or the "CASH VALUE ACCUMULATION TEST." You must elect one of these tests when you apply for a Policy. After we issue your Policy, the choice may not be changed.

   There is an exception to your electing one of the tests. If you purchase the guaranteed minimum withdrawal benefit rider, we will automatically provide you with the guideline premium test.

   If you choose the guideline premium test, total premium payments paid in a Policy year may not exceed the guideline premium payment limitations for life insurance set forth under federal tax law. In addition to meeting the premium requirements, the death benefit must be large enough when compared to the accumulation value to meet the minimum death benefit requirement. If you choose the cash value accumulation test, there are no limits on the amount of premium you can pay in a Policy year, as long as the death benefit is large enough compared to the accumulation value to meet the minimum death benefit requirement.

   The other major difference between the two tax tests involves the Policy's required minimum death benefit. The required minimum death benefit is calculated as shown in the tables that follow.

   If you selected death benefit Option 1, Option 2 or Option 3 at any time when the required minimum death benefit is more than the death benefit payable under the Option you selected, the death benefit payable would be the required minimum death benefit.

   Under federal tax law rules, if you selected either death benefit Option 1 or Option 3 and elected the cash value accumulation test, rather than the guideline premium test, the payment of additional premiums may cause your accumulation value to increase to the required minimum death benefit. Therefore, choosing the cash value accumulation test may make it more likely that the required minimum death benefit will apply if you select death benefit Option 1 or Option 3.

   If you anticipate that your Policy may have a substantial accumulation value in relation to its death benefit, you should be aware that the cash value accumulation test may cause your Policy's death benefit to be higher than if you had chosen the guideline premium test. To the extent that the cash value accumulation test does result in a higher death benefit, the cost of insurance charges deducted from your Policy will also be higher. This compensates us for the additional risk that we might have to pay the required minimum death benefit.

   If you have selected the cash value accumulation test, we calculate the required minimum death benefit by multiplying your Policy's accumulation value by a REQUIRED MINIMUM DEATH BENEFIT PERCENTAGE that will be set forth on page 27 of your Policy. The required minimum death benefit percentage varies based on the age and premium class of the insured person. Below is an example of applicable required minimum death benefit percentages for the cash value accumulation test. The percentages shown are for a male, non-tobacco, ages 40 to 120.

                         APPLICABLE PERCENTAGES UNDER
                         CASH VALUE ACCUMULATION TEST

INSURED PERSON'S ATTAINED AGE   40   45   50   55   60   65   70   75   99  100+
%                              407% 343% 292% 249% 214% 187% 165% 148% 104%  100%

   If you have selected the guideline premium test, we calculate the required minimum death benefit by multiplying your Policy's accumulation value by an applicable required minimum death benefit percentage. The applicable required minimum death benefit percentage is 250% when the insured person's age is 40 or less, and decreases each year thereafter to 100% when the insured person's age is 95 or older. The applicable required minimum death benefit percentages under the guideline premium test for certain ages from 40 to 95 are set forth in the following table.

                         APPLICABLE PERCENTAGES UNDER
                            GUIDELINE PREMIUM TEST

  Insured Person's Attained Age   40   45   50   55   60   65   70   75  95+
  %                              250% 215% 185% 150% 130% 120% 115% 105% 100%

   Your Policy calls the multipliers used for each test the "Death Benefit Corridor Rate."

   Base coverage and supplemental coverage. The amount of insurance coverage you select at the time you apply to purchase a Policy is called the specified amount. The specified amount is the total of two types of coverage: your "base coverage" and "supplemental coverage," if any, that you select. The total of the two coverages cannot be less than the minimum of $50,000 and at least 10% of the total must be base coverage when you purchase the Policy.

   Generally, if we assess less than the maximum guaranteed charges under your Policy and if you choose supplemental coverage instead of base coverage, then in the early Policy years you will reduce your total charges and increase your accumulation value and cash surrender value.

   You should have an understanding of the significant differences between base coverage and supplemental coverage before you complete your application. Here are the features about supplemental coverage that differ from base coverage:

   . We pay a higher level of compensation for the sale of base coverage than for supplemental coverage;

   .   Supplemental coverage has no surrender charges;

   . The COST OF INSURANCE RATE for supplemental coverage is always equal to or less than the cost of insurance rate for an equivalent amount of base coverage;

   . We calculate the monthly guarantee premiums at a higher rate for supplemental coverage than for base coverage (see "Guarantee period benefit" on page 36); and

   . We do not collect the monthly charge for each $1,000 of specified amount that is attributable to supplemental coverage.

   You can change the percentage of base coverage when you increase the specified amount, but at least 10% of the total specified amount after the increase must remain as base coverage. There is no charge when you change the percentages of base and supplemental coverages. However, if you increase your Policy's base coverage, we will impose a new surrender charge and a new monthly charge for each $1,000 of base coverage only upon the amount of the increase in base coverage. The new surrender charge applies for a maximum of the first 14 Policy years following the increase. The percentage that your base and supplemental coverages represent of your specified amount will not change whenever you decrease the specified amount. A partial surrender will reduce the specified amount if you choose death benefit Option 1 or Option 3. In this case, we will deduct any surrender charge that applies to the decrease in base coverage, but not to the decrease in supplemental coverage since supplemental coverage has no surrender charge.

   You should use the mix of base and supplemental coverage to emphasize your own objectives. For instance, our guarantee of a minimum death benefit (through the guarantee period benefit) may be essential to your planning. If this is the case, you may wish to maximize the percentage amount of base coverage you purchase. Policy owner objectives differ. Therefore, before deciding how much, if any, supplemental coverage you should have, you should discuss with your AGL representative what you believe to be your own objectives. Your representative can provide you with further information and Policy illustrations showing how your selection of base and supplemental coverage can affect your Policy values under different assumptions.

PREMIUM PAYMENTS

   Premium payments. We call the payments you make "premiums" or "premium payments." The amount we require as your initial premium varies depending on the specifics of your Policy and the insured person. If mandated under applicable law, we may be required to reject a premium payment. Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount. Premium payments we receive after your free look period, as discussed on page 37, will be allocated upon receipt to the available investment options you have chosen.

   Premium payments and transaction requests in good order. We will accept the Policy owner's instructions to allocate premium payments to investment options, to make redemptions (including loans) or to transfer values among the Policy owner's investment options, contingent upon the Policy owner's providing us with instructions in good order. This means that the Policy owner's request must be accompanied by sufficient detail to enable us to allocate, redeem or transfer assets properly.

   When we receive a premium payment or transaction request in good order, it will be treated as described under "Effective date of other premium payments and requests that you make" on page 30 of this prospectus. If we receive an instruction that is not in good order, the requested action will not be completed, and any premium payments that cannot be allocated will be held in a non-interest bearing account until we receive all necessary information.

   We will attempt to obtain Policy owner guidance on requests not received in good order for up to five business days following receipt. For instance, one of our representatives may telephone the Policy owner to determine the intent of a request. If a Policy owner's request is still not in good order after five business days, we will cancel the request, and return any unallocated premiums to the Policy owner along with the date the request was canceled.

   Limits on premium payments. Federal tax law may limit the amount of premium payments you can make (relative to the amount of your Policy's insurance coverage) and may impose penalties on amounts you take out of your Policy if you do not observe certain additional requirements. These tax law requirements and a discussion of modified endowment contracts are summarized further under "Federal Tax Considerations" beginning on page 67. We will monitor your premium payments, however, to be sure that you do not exceed permitted amounts or inadvertently incur any tax penalties. The tax law limits can vary as a result of changes you make to your Policy. For example, a reduction in the specified amount of your Policy can reduce the amount of premiums you can pay.

   Also, in certain limited circumstances, additional premiums may cause the death benefit to increase by more than they increase your accumulation value. In such case, we may refuse to accept an additional premium if the insured person does not provide us with satisfactory evidence that our requirements for issuing insurance are still met. This increase in death benefit is on the same terms

(including additional charges) as any other specified amount increase you request (as described under "Increase in coverage" on page 40).

   We reserve the right to reject any premium.

   Checks. You may pay premium by checks drawn on a U.S. bank in U.S. dollars and made payable to "American General Life Insurance Company," or "AGL." Premiums after the initial premium should be sent directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to the address for premium payments shown on page 5 of this prospectus. We also accept premium payments by bank draft, wire or by exchange from another insurance company. Premium payments from salary deduction plans may be made only if we agree. You may obtain further information about how to make premium payments by any of these methods from your AGL representative or from our Administrative Center shown under "Contact Information" on page 5.

   Planned periodic premiums. Page 3 of your Policy will specify a "Planned Periodic Premium." This is the amount that you (within limits) choose to pay. Our current practice is to bill monthly, quarterly, semi-annually or annually. However, payment of these or any other specific amounts of premiums is not mandatory. After payment of your initial premium, you need only invest enough to ensure that your Policy's cash surrender value stays above zero or that the guarantee period benefit (described under "Guarantee period benefit" on page 36) remains in effect ("Cash surrender value" is explained under "Full Surrenders" on page 7). The less you invest, the more likely it is that your Policy's cash surrender value could fall to zero as a result of the deductions we periodically make from your accumulation value.

   Guarantee period benefit. Your Policy makes two benefit riders available to you that provide a "guarantee period benefit." This means that if you have one of these guarantee period benefit riders, your Policy and any other benefit riders you have selected will not lapse during the rider's guarantee period as long as you have paid the required monthly guarantee premiums associated with that rider. The required monthly guarantee premiums for the guarantee period benefit rider you have selected are shown on page 3 of your Policy. The more supplemental coverage you select, the lower your overall Policy charges; however, selecting more supplemental coverage will result in higher monthly guarantee premiums. If you pay the monthly guarantee premiums while the rider is in force, your Policy will not lapse even if your Policy's cash surrender value has declined to zero. You cannot select either of these riders if you also select death benefit Option 3. There is no death benefit guarantee available with Option 3.

   One of these riders, called the "monthly guarantee premium rider for the first 20 years," is a benefit provided to any Policy owner who selects either death benefit Option 1 or 2 and who does not select the "guaranteed minimum withdrawal benefit rider." We issue the rider only when the Policy is issued. There is no charge associated with the rider. You may select the guaranteed minimum withdrawal benefit rider only at the time we issue your Policy and you select either death benefit Option 1 or Option 2 and certain other Policy features. There is a charge for this rider. See the Tables of Fees and Charges. We will not issue the monthly guarantee premium rider for first 20 years if you select the guaranteed minimum withdrawal benefit rider.

   There is no difference in the calculation of Policy values and the death benefit between a Policy that has a guarantee period benefit under the monthly guarantee premium rider for first 20 years and one that does not, because the rider is free of charge. However, because there is a charge for the guaranteed minimum withdrawal benefit rider, Policy values are lower for a Policy that has this rider as opposed to one that does not.

   For the state of Missouri we refer to the guarantee period benefit as the "monthly no-lapse premium."

   The conditions and benefits of each rider are described under "Additional Optional Benefit Riders" on page 43. Be sure to review their descriptions.

   Free look period. If for any reason you are not satisfied with your Policy, you may return it to us and we will refund the greater of (i) any premium payments received by us or (ii) your accumulation value plus any charges that have been deducted prior to allocation to your specified investment options. To exercise your right to return your Policy, you must mail it directly to the Administrative Center or return it to the AGL insurance representative through whom you purchased the Policy within 10 days after you receive it. Because you have this right, we will invest your initial net premium payment in the money market investment option from the date your investment performance begins until the first business day that is at least 15 days later. Then we will automatically allocate your investment among the available investment options in the ratios you have chosen. This reallocation will not count against the 12 free transfers that you are permitted to make each year. Any additional premium we receive during the 15-day period will also be invested in the money market investment option and allocated to the investment options at the same time as your initial net premium.

CHANGING YOUR INVESTMENT OPTION ALLOCATIONS

   Future premium payments. You may at any time change the investment options in which future premiums you pay will be invested. Your allocation must, however, be in whole percentages that total 100%.

   Transfers of existing accumulation value. You may transfer your existing accumulation value from one investment option to another, subject to the restrictions below and other restrictions described in this prospectus (see "Market timing" on page 38, "Restrictions initiated by the Funds and information sharing obligations" on page 40 and "Additional Rights That We Have" on page 60).

   . Restrictions on transfers from variable investment options. You may make transfers from the variable investment options at any time. There is no maximum limit on the amount you may transfer. The minimum amount you may transfer from a variable investment option is $500, unless you are transferring the entire amount you have in the option.

   . Restrictions on transfers from the Fixed Account. You may make transfers from the Fixed Account only during the 60-day period following each Policy anniversary (including the 60-day period following the date we apply your initial premium to your Policy).

       The maximum total amount you may transfer from the Fixed Account each year is limited to the greater of "a" or "b" below:

       a. 25% of the unloaned accumulation value you have in the Fixed Account as of the Policy anniversary (for the first Policy year, the amount of your initial premium you allocated to the Fixed Account); or

       b. the total amount you transferred or surrendered from the Fixed Account during the previous Policy year.

       The minimum amount you may transfer from the Fixed Account is $500, unless you are transferring the entire amount you have in the Fixed Account.

   Dollar cost averaging. DOLLAR COST AVERAGING is an investment strategy designed to help reduce the risks that result from market fluctuations. The strategy spreads the allocation of your accumulation value among your chosen variable investment options over a period of time. This allows you to potentially reduce the risk of investing most of your funds at a time when prices are high. Dollar cost averaging ("DCA program") is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

   Under dollar cost averaging, we automatically make transfers of your accumulation value from the variable investment option of your choice to one or more of the other variable investment options that you choose. You tell us what day of the month you want these transfers to be made (other than the 29th, 30th or 31st of a month) and whether the transfers on that day should occur monthly, quarterly, semi-annually or annually. We make the transfers at the end of the VALUATION PERIOD containing the day of the month you select. We compute values under a Policy on each valuation date. A valuation period is the time from the close of business on a valuation date to the close of business on the next valuation date. You must have at least $5,000 of accumulation value to start dollar cost averaging and each transfer under the program must be at least $100. Dollar cost averaging ceases upon your request, or if your accumulation value in the investment option from which you are making transfers becomes exhausted. You may maintain only one dollar cost averaging instruction with us at a time. You cannot use dollar cost averaging at the same time you are using AUTOMATIC REBALANCING. Dollar cost averaging transfers do not count against the 12 free transfers that you are permitted to make each year. We do not charge you for using this service. WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY TIME.

   Automatic rebalancing. This feature automatically rebalances the proportion of your accumulation value in each variable investment option under your Policy to correspond to your then current and compliant premium allocation designation. Automatic rebalancing does not guarantee gains, nor does it assure that you will not have losses. You tell us whether you want us to do the rebalancing quarterly, semi-annually or annually. Automatic rebalancing will occur as of the end of the valuation period that contains the date of the month your Policy was issued. For example, if your Policy is dated January 17, and you have requested automatic rebalancing on a quarterly basis, automatic rebalancing will start on April 17, and will occur quarterly thereafter. You must have a total accumulation value of at least $5,000 to begin automatic rebalancing. Rebalancing ends upon your request. You may maintain only one automatic rebalancing instruction with us at a time. You cannot use automatic rebalancing at the same time you are using dollar cost averaging. Automatic rebalancing transfers do not count against the 12 free transfers that you are permitted to make each year. We do not charge you for using this service.

   Market timing. The Policies are not designed for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. Market timing carries risks with it, including:

   . dilution in the value of Fund shares underlying investment options of other Policy owners;

   .   interference with the efficient management of the Fund's portfolio; and

   .   increased administrative costs.

   We have policies and procedures affecting your ability to make transfers within your Policy. A transfer can be your allocation of all or a portion of a new premium payment to an investment option. You can also transfer your accumulation value in one investment option (all or a portion of the value) to another investment option.

   We are required to monitor the Policies to determine if a Policy owner requests:

   . a transfer out of a variable investment option within two calendar weeks of an earlier transfer into that same variable investment option; or

   . a transfer into a variable investment option within two calendar weeks of an earlier transfer out of that same variable investment option; or

   . a transfer out of a variable investment option followed by a transfer into that same variable investment option, more than twice in any one calendar quarter; or

   . a transfer into a variable investment option followed by a transfer out of that same variable investment option, more than twice in any one calendar quarter.

   If any of the above transactions occurs, we will suspend such Policy owner's same day or overnight delivery transfer privileges (including website, e-mail and facsimile communications) with notice to prevent market timing efforts that could be harmful to other Policy owners or beneficiaries. Such notice of suspension will take the form of either a letter mailed to your last known address, or a telephone call from our Administrative Center to inform you that effective immediately, your same day or overnight delivery transfer privileges have been suspended. A Policy owner's first violation of this policy will result in the suspension of Policy transfer privileges for ninety days. A Policy owner's subsequent violation of this policy will result in the suspension of Policy transfer privileges for six months.

   In most cases transfers into and out of the money market investment option are not considered market timing; however, we examine all of the above transactions without regard to any transfer into or out of the money market investment option. We treat such transactions as if they are transfers directly into and out of the same variable investment option. For instance:

    (1)if a Policy owner requests a transfer out of any variable investment option into the money market investment option, and

    (2)the same Policy owner, within two calendar weeks requests a transfer out of the money market investment option back into that same variable investment option, then

    (3)the second transaction above is considered market timing.

       Transfers under dollar cost averaging, automatic rebalancing or any other automatic transfer arrangements to which we have agreed are not affected by these procedures.

   The procedures above will be followed in all circumstances, and we will treat all Policy owners the same.

   In addition, Policy owners incur a $25 charge for each transfer in excess of 12 each Policy year.

   Restrictions initiated by the Funds and information sharing obligations. The Funds have policies and procedures restricting transfers into the Fund. For this reason or for any other reason the Fund deems necessary, a Fund may instruct us to reject a Policy owner's transfer request. Additionally, a Fund may instruct us to restrict all purchases or transfers into the Fund by a particular Policy owner. We will follow the Fund's instructions. The availability of transfers from any investment option offered under the Policy is unaffected by the Fund's policies and procedures.

   Please read the Funds' prospectuses and supplements for information about restrictions that may be initiated by the Funds.

   In order to prevent market timing, the Funds have the right to request information regarding Policy owner transaction activity. Upon a Fund's request, we will provide mutually agreed upon information regarding Policy owner transactions in the Fund.

CHANGING THE SPECIFIED AMOUNT OF INSURANCE

   Increase in coverage. At any time before the Policy's maturity date while the insured person is living, you may request an increase in the specified amount of coverage under your Policy. You must, however, provide us with satisfactory evidence that the insured person continues to meet our requirements for issuing insurance coverage.

   We treat an increase in specified amount in many respects as if it were the issuance of a new Policy. For example, the monthly insurance charge for the increase will be based on the age, gender and premium class of the insured person at the time of the increase. Also, a new amount of surrender charge applies:

   . to any amount of the increase that you request as base (rather than supplemental) coverage;

   . as if we were instead issuing the same amount of base coverage as a new Income Advantage Select Policy; and

   . to the amount of the increase for a maximum of the 14 Policy years following the increase.

   Whenever you decide to increase your specified amount, you will be subject to a new monthly charge per $1,000 of base coverage. The additional charge will be applied to the increase in your base coverage portion of the increase in the specified amount for the first three Policy years following the increase. Increasing the specified amount may increase the amount of premium you would need to pay to avoid a lapse of your Policy.

   You are not required to increase your specified amount in any specific percentage or ratio that your base and supplemental coverage bear to your specified amount before the increase, except that base coverage must be at least 10% of the total specified amount after the increase.

   Decrease in coverage. After the first Policy year and before the Policy's maturity date, you may request a reduction in the specified amount of coverage, but not below certain minimums. After any decrease, the death benefit must be at least the greater of:

   .   $50,000; and

   . any minimum amount which is necessary for the Policy to continue to meet the federal tax law definition of life insurance.

   We will apply any decrease in coverage as of the monthly deduction day (see "Monthly deduction days" on page 30) following the VALUATION DATE we receive the request.

   The decrease in coverage is applied in the following order:

   . Against the specified amount provided by the most recent increase, applied first to the supplemental coverage portion of the increase, followed by the base coverage portion of the increase;

   . Against the next most recent increases successively, with the supplemental coverage portion of each increase reduced first, followed by the base coverage portion of the same increase;

   . Against the specified amount provided under your original application, with supplemental coverage reduced first, followed by base coverage.

   We will deduct from your accumulation value any surrender charge that is due on account of the decrease. We will also reduce any remaining surrender charge amount associated with the portion of your Policy's base coverage that has been reduced. If there is not sufficient accumulation value to pay the surrender charge at the time you request a reduction, the decrease will not be allowed.

   A reduction in specified amount will not reduce the monthly charge per $1,000 of base coverage, or the amount of time for which we assess the charges. For instance, if you increase your base coverage and follow it by a decrease in base coverage within five years of the increase, we will assess the monthly charge per $1,000 of base coverage against the increase in base coverage for the full five years even though you have reduced the amount of base coverage.

CHANGING DEATH BENEFIT OPTIONS

   Change of death benefit Option. You may at any time before the Policy's maturity date while the insured person is living request us to change your death benefit option from:

   Option 1 to Option 2;
   Option 2 to Option 1; or
   Option 3 to Option 1.

   . If you change from Option 1 to Option 2, we automatically reduce your Policy's specified amount of insurance by the amount of your Policy's accumulation value (but not below zero) at the time of the change. The change will go into effect on the monthly deduction day following the date we receive your request for change. Any such reduction in specified amount will be subject to the same guidelines and restrictions described in "Decrease in coverage" on page 40. We will take the reduction proportionately from each component of the Policy's specified amount. We will not charge a surrender charge for this reduction in specified amount. The surrender charge schedule will not be reduced on account of the reduction in specified amount. The monthly charge per $1,000 of base coverage will not change. At the time of the change of death benefit option, your Policy's monthly insurance charge and surrender value will not change.

   . If you change from Option 2 to Option 1, then as of the date of the change we automatically increase your Policy's specified amount by the amount of your Policy's accumulation value. We will apply the entire increase in your specified amount to the last coverage added (either base or supplemental) to your Policy, and which has not been removed. For the purpose of this calculation, if base and supplemental coverages were issued on the same date, we will consider the supplemental coverage to have been issued later. The monthly charge per $1000 of base coverage will not change. At the time of the change of death benefit option, your Policy's monthly insurance charge and surrender value will not change.

   . If you change from Option 3 to Option 1, your Policy's specified amount will not change. The monthly charge per $1000 of base coverage and the cost of insurance rates will not change. Your Policy's monthly insurance charge will decrease and the surrender value will increase.

   Effect of changes in insurance coverage on guarantee period benefit. A change in coverage does not result in termination of either of the guarantee period benefit riders, so that if you pay certain prescribed amounts of premiums, we will pay a death benefit even if your Policy's cash surrender value declines to zero. The details of this guarantee are discussed under "Monthly Guarantee Premium Rider for First 20 Years" on page 47 and "Guaranteed Minimum Withdrawal Benefit Rider" on page 48.

   Tax consequences of changes in insurance coverage. Please read "Tax Effects" starting on page 67 of this prospectus to learn about possible tax consequences of changing your insurance coverage under your Policy.

ACCOUNT VALUE ENHANCEMENT

   Your Policy will be eligible for an Account Value Enhancement at the end of the 21/st/ Policy year, and at the end of each Policy year thereafter. An Account Value Enhancement is a credit we may provide to your accumulation value. At our complete discretion, the credit for any Policy year can be zero or greater. We will inform you following the end of each Policy year the amount, if any, of Account Value Enhancement credited to your Policy.

   Here are the additional terms of the Account Value Enhancement:

   . Each Account Value Enhancement will be calculated using your unloaned accumulation value at the end of the last day of the Policy year.

   . The amount of each Account Value Enhancement will be calculated by applying a percentage to the unloaned accumulation value. The percentage, if any, will be reset annually.

   . Each Account Value Enhancement will be allocated to your Policy's investment options using the premium allocation percentages you have in effect at the time of allocation.

   . There is no Policy charge for any Account Value Enhancement, although some of the Policy charges may be higher because of an increase in your accumulation value.

   Enhancements credited to your variable investment options result in an increase in your accumulation value. Each enhancement is fully vested when credited. You will be subject to the risk that investment performance will be unfavorable and your accumulation value will decrease because of the unfavorable performance and the resulting higher insurance charges. As a result you may not receive any benefit from an Account Value Enhancement. See "Investment Risk" on page 9.

REPORTS TO POLICY OWNERS

   Shortly after the end of each Policy year, we will mail you a report that includes information about your Policy's current death benefit, accumulation value, cash surrender value and Policy loans. We will send you notices to confirm premium payments, transfers and certain other Policy transactions. We will mail to you at your last known address of record, these and any other reports and communications required by law. You should give us prompt written notice of any address change. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately.

                      ADDITIONAL OPTIONAL BENEFIT RIDERS

RIDERS

   You may be eligible to add additional optional rider benefits to your Policy. You can request that your Policy include the additional rider benefits described below. An exception is the overloan protection rider which we automatically issue at the time we issue your Policy provided you selected the guideline premium test. For most of the riders that you choose, a charge, which will be shown on page 3 of your Policy, will be deducted from your accumulation value on each monthly deduction day. Eligibility for and changes in these benefits are subject to our rules and procedures as well as Internal Revenue Service guidelines and rules that pertain to the Code's definition of life insurance as in effect from time to time. Not all riders are available in all states. More details are included in each rider, which your insurance representative can review with you before you decide to elect any of them. Some of the riders provide guaranteed benefits that are obligations of our general account and not of the Separate Account. See "Our general account" on page 28.

   Accidental Death Benefit Rider. This rider pays an additional death benefit if the insured person dies from certain accidental causes. There is a charge for this rider. See the Tables of Fees and Charges. You can purchase this rider only at the time we issue your Policy. You may later elect to terminate this rider. When the rider terminates the charge will cease.

   Children's Insurance Benefit Rider. This rider provides term life insurance coverage on the eligible children of the person insured under the Policy. There is a charge for this rider. See the Tables of Fees and Charges. This rider is convertible into any other insurance (except for term coverage) available for conversions, under our published rules at the time of conversion. You may purchase this rider at the time we issue your Policy or at any time thereafter. This rider terminates at the earlier of the Policy anniversary nearest the insured person's 65/th/ birthday or the "Maturity Date" shown on page 3 of your Policy; however, you may elect to terminate it at any time before then. When the rider terminates the charge will cease.

   Spouse Term Rider. This rider provides term life insurance on the life of the spouse of the Policy's insured person. There is a charge for this rider. This rider terminates no later than the Policy anniversary nearest the spouse's 75th birthday. You can convert this rider into any other insurance, except term, under our published rules at the time of conversion. You can purchase this rider only at the time we issue your Policy. You may later elect to terminate this rider. If you do so, the charge will cease.

   Enhanced Early Cash Value Term Rider. This rider provides term life insurance on the life of the Policy's insured person. While we refer to this rider as the "Enhanced Early Cash Value Term Rider", the rider form name is "Term Life Insurance Benefit Rider". The rider's death benefit (or "rider amount") can provide up to 99% of the total amount of coverage (the sum of coverage of the Policy and this rider) when the Policy is issued. You must apply for this rider when you apply for the Policy. If you choose this rider your Policy's specified amount cannot have supplemental coverage at any time. The insured person can be no older than attained age 75 at application.

   Rider charges. The rider has two charges:

   . a monthly expense charge per $1,000 of the rider amount which will be deducted for the first ten Policy years (decreases in the rider amount do not reduce this charge); and

   . a monthly insurance charge based on the insured person's gender, attained age at each Policy anniversary, premium class and net amount at risk attributable to the rider.

   Both charges are illustrated in the Tables of Fees and Charges that begin on page 11.

   Rider Amount. Increases in the rider coverage are not permitted. You may decrease the total amount of coverage after the first Policy year. Your requested decrease may not result in a decrease in the rider amount. See the rider for more information.

   If the insured person dies, we will pay the rider amount to the Policy's beneficiary, or to another beneficiary if the Policy owner has designated a different beneficiary under the rider.

   Termination or Automatic Conversion. This rider is primarily designed to meet certain small business needs and may not be an appropriate alternative for individuals who are considering applying for a specified amount that is a blend of base coverage and supplemental coverage. This rider may provide a higher cash surrender value in the early Policy years than a Policy would accrue with only base coverage, or with a blend of base coverage and supplemental coverage. However, in later Policy years, base coverage alone or a blend of base coverage and supplemental coverage may provide higher cash surrender values. The potential differences in cash surrender values are because of the current charges for the rider and the current charges for base coverage and supplemental coverage.

   You should carefully review the illustrations for this Policy to help you decide if this rider is appropriate for you. The illustrations will show potential Policy values with base coverage and this rider, and with base coverage and supplemental coverage.

   Terminal Illness Rider. This rider provides the Policy owner with the right to request a benefit if the Policy's insured person is diagnosed as having a terminal illness (as defined in the rider) and less than 12 months to live. This rider is not available in all states. There is a charge for this rider. The maximum amount you may receive under this rider before the insured person's death is 50% of the death benefit that would be due under the Policy (excluding any rider benefits), not to exceed $250,000. The amount of benefits paid under the rider, plus interest on this amount to the next Policy anniversary, plus an administrative fee (not to exceed $250), becomes a "LIEN" against the remaining benefits payable under the Policy. The maximum interest rate will not exceed the greater of

   . the Moody's corporate Bond Yield Average-Monthly Average Corporates for the month of October preceding the calendar year for which the loan interest rate is determined; or

   . the interest rate used to calculate cash values in the Fixed Account during the period for which the interest rate is determined, plus 1%.

   A lien is a claim by AGL against all future Policy benefits. We will continue to charge interest in advance on the total amount of the lien and will add any unpaid interest to the total amount of the lien each year. The cash surrender value of the Policy also will be reduced by the amount of the lien. Any time the total lien, plus any other Policy loans, exceeds the Policy's then current death benefit, the Policy will terminate without further value. You can purchase this rider at any time prior to the maturity date. You may terminate this rider at any time. If you do so, the charge will cease.

   Waiver of Monthly Deduction Rider. This rider provides for a waiver of all monthly charges assessed for both your Policy and riders that we otherwise would deduct from your accumulation value, so long as the insured person is totally disabled (as defined in the rider). This rider is not available for Policies with an initial specified amount greater than $5,000,000. There is a charge for this rider. See the Tables of Fees and Charges. While we are paying benefits under this rider we will not permit you to request any increase in the specified amount of your Policy's coverage. When we "pay benefits" under this rider, we pay all monthly charges (except for loan interest) for your Policy when they become due, and then deduct the same charges from your Policy. Therefore, your Policy's accumulation value does not change because of monthly charges. We perform these two transactions at the same time. However, loan interest will not be paid for you under this rider, and the Policy could, under certain circumstances, lapse for nonpayment of loan interest. You can purchase this rider on the life of an insured person who is younger than age 56. You can purchase this rider only at the time we issue your Policy. You may later elect to terminate this rider. When the rider terminates the charge will cease.

   Overloan Protection Rider. This rider guarantees that your Policy will not lapse due to interest charges on outstanding Policy loans. This rider allows you to retain the death benefit coverage under your Policy and discontinue paying premiums. We issue this rider automatically when your Policy is issued.

   There is a one-time charge for this rider, currently equal to 3.5% of your Policy's accumulation value when the rider is exercised. See the Tables of Fees and Charges. This charge will never be greater than 5% of the accumulation value. There is no charge if the rider is never exercised.

   You can request to exercise the rider when:

    (1)The sum of outstanding Policy loans equals or exceeds 94% of the cash value; and

    (2)The Policy has been in force at least until the later of:

       (a)the Policy anniversary nearest the insured person's age 75; or

       (b)the 15th Policy anniversary.

   The exercise date of the rider is the monthly deduction day on or next following the date we receive your written request and all requirements for exercising the rider are satisfied. Here are the requirements:

   . There must be sufficient cash surrender value to cover the one-time charge;

   . Death benefit Option 1 must be in force (death benefit Option 1 is equal to the specified amount on the date of the insured person's death);

   . The Policy must not be a modified endowment contract and the guideline premium test must be selected;

   . The sum of all partial surrenders taken to date must equal or exceed the sum of all premiums paid;

   . The sum of all outstanding policy loans must equal or exceed the sum of the specified amount plus the death benefit amount of any term insurance rider issued on the life of the Policy's insured person; and

   . There can be no riders in force that require charges after the exercise date, other than term riders (a term rider cannot require a change in its death benefit amount that is scheduled to take effect after the exercise date).

   On the exercise date the portion of your accumulation value not offset by your outstanding Policy loans will be transferred to, or will remain in, the Fixed Account.

   The following conditions apply beginning with the exercise date:

   . Interest will continue to be credited to your accumulation value and charged against outstanding loans;

   . All future monthly deductions will be waived, including those for any term rider;

   .   No additional premiums will be accepted;

   .   The Policy cannot become a modified endowment contract;

   .   No new policy loans or partial surrenders will be allowed;

   .   Policy loans can be repaid;

   . No changes will be allowed in the specified amount or choice of death benefit Option;

   . No transfers or allocations of accumulation value from the Fixed Account will be allowed; and

   . The Policy's death benefit will be the applicable Death Benefit Corridor Rate times the greater of the accumulation value and the outstanding total Policy loan amount.

   The rider will terminate on the earlier of the following dates:

   .   Upon your written request to terminate the rider; or

   .   Upon termination of the Policy.

   Monthly Guarantee Premium Rider for First 20 Years This rider is a benefit available to any Policy owner who selects either death benefit Option 1 or 2 and who does not select the guaranteed minimum withdrawal benefit rider. We issue the rider only when the Policy is issued. There is no charge associated with the rider. The more supplemental coverage you select, however, the higher are the monthly guarantee premiums. The rider provides a guarantee, explained below, until the earlier of:

   .   The 20/th/ Policy anniversary; or

   .   The Policy anniversary nearest the insured person's 95/th/ birthday.

   Page 3 of your Policy will specify a "Monthly Guarantee Premium." You must pay the monthly guarantee premiums to keep the rider in force.

   Policy months are measured from the "Date of Issue" that will be shown on page 3 of your Policy. On the first day of each Policy month that you are covered by the rider, we determine if the monthly guarantee premium requirement has been met, as follows:

   . if the sum of all premiums paid to date, minus withdrawals and minus any outstanding Policy loan amount, equals or exceeds

   . the sum of all monthly guarantee premiums, beginning with the date of issue and including the monthly guarantee premium for the then-current month, then you have met the monthly guarantee premium requirement.

   As long as you have met the monthly guarantee premium requirement, your Policy will not enter a grace period, or terminate (i.e., lapse) because of insufficient cash surrender value. See "Policy Lapse and Reinstatement" on page 66.

   If you do not meet the monthly guarantee premium requirement, we will notify you in writing within 30 days. The monthly guarantee premium rider for first 20 years will remain in force during the 61-day period that follows failure to meet the monthly guarantee premium requirement. The notice will advise you of the amount of premium you must pay to keep the rider from terminating. If you do not pay the amount required to keep the rider in force by the end of the 61-day period, the rider will terminate and cannot be reinstated.

   If the monthly guarantee premium rider for first 20 years terminates and the cash surrender value is insufficient, the Policy will then lapse unless you pay an amount of premium sufficient to keep the Policy from lapsing. However, the monthly guarantee premium rider for first 20 years will not be reactivated even if you pay enough premium to keep your Policy from lapsing.

   Whenever you increase or decrease your specified amount, change the percentage of base and supplemental coverages, change death benefit options, add or delete another benefit rider or change premium class, we calculate a new monthly guarantee premium. These changes will not affect the terms or the duration of the rider. The amount you must pay to keep the rider in force will increase or decrease. We can calculate your new monthly guarantee premium as the result of a Policy change, before you make the change. Please contact either your agent or the Administrative Center shown under "Contact Information" on page 5 for this purpose.

   . For increases in the specified amount, the new monthly guarantee premium is calculated based on the insured person's age on the effective date of the increase, and the amount of the increase.

   . For decreases in the specified amount, the new monthly guarantee premium is adjusted on a pro-rata basis. For instance, if the specified amount is reduced by one-half, the monthly guarantee premium is reduced by one-half.

   . For the addition or deletion of any other benefit rider, the monthly guarantee premium will be increased or decreased by the amount of the charge for the rider.

   . For a change in premium class, the new monthly guarantee premium is calculated based on the insured person's attained age and the new premium class.

   The monthly guarantee premium requirement must be met each Policy month for the duration of the monthly guarantee premium rider for first 20 years, or the rider will be subject to termination. There is no additional charge for this rider.

   Guaranteed Minimum Withdrawal Benefit Rider. This rider provides for a guaranteed minimum withdrawal benefit. The benefit is available upon your written request while the Policy and this rider are in force. Your request must be made during the eligibility period. The rider also provides a guarantee that your Policy will not lapse for a specified period. The rider will terminate before the end of the eligibility period only upon the occurrence of any one of the events described in "Termination" on page 54.

   Requirements to purchase the rider - Here are the requirements you must meet in order to purchase this rider:

   .   you must purchase the rider when applying for the Policy;

   . you may not select the monthly guarantee premium rider for first 20 years;

   . the Policy's insured person can be no younger than attained age 20 or no older than attained age 60 when we issue the Policy;

   .   you must elect either death benefit Option 1 or 2;

   .   you must elect the guideline premium test; and

   . you must elect automatic rebalancing and maintain it as long as the rider is in effect.

   See "Required minimum death benefit" on page 32 and "Automatic rebalancing" on page 38.

   Eligibility period - The eligibility period:

   . starts on the tenth Policy anniversary, or the Policy anniversary nearest the insured person's 65th birthday, if earlier; and

   .   ends on the Policy anniversary nearest the insured person's age 70.

   Withdrawal period - The withdrawal period is the length of time for which we will make guaranteed minimum withdrawal benefit payments. Currently the length of the initial withdrawal period for each rider we issue is 10 years. We reserve the right to increase or decrease the length of the initial withdrawal period for each rider we issue in the future.

   The actual withdrawal period starts on the date of the first withdrawal on or after the date the eligibility period begins, but no later than on the date the eligibility period ends. The actual withdrawal period for each rider can be longer or shorter than the initial withdrawal period due to loans, partial surrenders and any applicable surrender charges.

   Guaranteed Benefit Balance - Before the withdrawal period begins and during the eligibility period, we guarantee that an amount equal to what we refer to as the GUARANTEED BENEFIT BALANCE may be withdrawn over the withdrawal period. Before the first withdrawal during the eligibility period, the Guaranteed Benefit Balance will be calculated as follows:

   . we will add all premiums paid (limited in each Policy year after the first, to the amount of premium paid during the first Policy year);

      .   less all partial withdrawals;

      .   plus interest at the Accumulation Rate of 5%; and

      .   we will subtract the Policy loan balance; and

   . we will subtract an amount equal to the sum of the monthly guarantee premiums (described in the "Monthly guarantee period benefit" section of this rider description) from the date of issue until the current month, (but not beyond the end of the monthly guarantee period) plus interest at the Accumulation Rate of 5%.

   The monthly guarantee premium for each month in the monthly guarantee period will be added to obtain the sum described in the last bullet above, even if the monthly guarantee premium requirement has not been met. Termination of the monthly guarantee period benefit does not change the length of the monthly guarantee period in effect.

   We guarantee that an amount equal to the Guaranteed Benefit Balance immediately prior to the first withdrawal during the eligibility period may be withdrawn. The amount of each payment and the actual withdrawal period will vary, subject to:

   .   any subsequent Policy loan activity;

   .   any subsequent full or partial surrenders; and

   . any applicable surrender charges and additional charges due to partial surrenders.

   If the Guaranteed Benefit Balance is less than $500, we reserve the right to make payment over a reduced period. There is no benefit payable if the Guaranteed Benefit Balance is less than or equal to zero.

   Maximum guaranteed annual withdrawal - After the eligibility period begins, the first withdrawal results in calculation of the initial maximum annual withdrawal amount, which is:

   .   the Guaranteed Benefit Balance immediately prior to the first withdrawal;

   . divided by the number of years in the initial withdrawal period (currently 10).

   Guaranteed Benefit Balance and maximum annual withdrawal amount calculations during the withdrawal period - The Guaranteed Benefit Balance will be reduced by the amount of any new loans (including loan interest), and any new withdrawals. The Guaranteed Benefit Balance will be increased by any loan repayments and any unearned loan interest. At the end of each 12-month period from the time of the first withdrawal, the maximum annual withdrawal amount for the next 12-month period will be recalculated. If the number of years remaining in the initial withdrawal period is one or more, the recalculation will be the lesser of:

   . the Guaranteed Benefit Balance at the beginning of the previous 12-month period; less withdrawals and loans made during the previous 12-month period; plus any loan repayments made during the previous 12-month period (including any unearned loan interest); divided by the number of years remaining in the initial withdrawal period;

   or

   .   the annual withdrawal amount in effect for the previous 12-month period.

   If the number of years remaining in the initial withdrawal period is less than one, the maximum annual withdrawal amount will be the amount in effect for the previous 12-month period until the Guaranteed Benefit Balance is zero. After the actual withdrawal period has started, premium payments will not be included in the benefit balance calculation.

   Policy surrender or maturity - If you surrender your Policy or if it matures and the Policy has a cash surrender value, you will receive:

   . The cash surrender value, at the time of surrender or maturity, in a single sum or under a payment option (see "Payment Options" on page 57); plus

   . The excess of the Guaranteed Benefit Balance over the cash surrender value paid in equal amounts over the number of years remaining in the initial withdrawal period.

   If you surrender your Policy or if it matures after the initial withdrawal period, the equal payments will not exceed the maximum annual withdrawal amount in effect at the time you surrender your Policy or it matures.

   Policy lapse - If your Policy lapses without any cash surrender value during the eligibility Period, you will receive the Guaranteed Benefit Balance in equal amounts over the initial withdrawal period.

   If the Policy lapses without any cash surrender value during the actual withdrawal period, you will receive the remaining Guaranteed Benefit Balance in equal amounts over the number of years remaining in the initial withdrawal period. If the Policy lapses after the initial withdrawal period, the equal payments will not exceed the maximum annual withdrawal amount in effect at the time of lapse.

   Rider charge - We will deduct a daily charge at a current annual effective rate of 1.25% of your accumulation value that is then invested in any of the variable investment options. We reserve the right to increase this charge to no more than 1.50%. We will charge you for the rider until the Policy or the rider terminates.

   Death benefit - This rider does not provide a death benefit payable in addition to the amount payable under the Policy. However, if the Policy has lapsed and at the time of death the Policy owner was receiving payments under any provision of this rider, the present value of any remaining payments will be paid to the Policy owner's beneficiary in a single sum.

   Investment requirements -The investment options listed below are designated as restricted investment options. This means that we will limit the total amount of your accumulation value, less Policy loans, that may be invested in restricted investment options of your Policy to 30% of your total accumulation value.

   If you elect the guaranteed minimum withdrawal benefit rider, we will automatically enroll you in our automatic rebalancing program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your premium allocation instructions. Under automatic rebalancing, your accumulation value is automatically reallocated to the investment options in percentages that correspond to your then current and compliant premium allocation designation. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your Policy's allocations going outside the investment requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for the restricted investment options.

   Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer which will replace any previous rebalancing instructions you may have provided.

   If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, by contacting our Administrative Center. See "Automatic rebalancing" on page 38.

   You may choose to rebalance more frequently than quarterly, provided we offer more frequent rebalancing.

   The restricted investment options are:

   .   American Funds IS Global Growth Fund/SM/

   .   American Funds IS International Fund/SM/

   .   Franklin Templeton Franklin Small Cap Value VIP Fund

   .   Invesco V.I. Global Real Estate Fund

   .   Invesco V.I. International Growth Fund

   .   JPMorgan IT International Equity Portfolio

   .   MFS(R) VIT New Discovery Series

   .   Oppenheimer Global Securities Fund/VA

   .   PIMCO CommodityRealReturn(R) Strategy Portfolio

   .   VALIC Co. I Emerging Economies Fund

   .   VALIC Co. I Foreign Value Fund

   .   VALIC Co. I International Equities Fund

   .   VALIC Co. I Small Cap Index Fund

   .   VALIC Co. I Science & Technology Fund

   Here is an example that shows how the investment requirements work for the restricted investment options:

   Let's say your total accumulation value is $1,000 and you have an outstanding loan of $300.

   We will limit the total amount of accumulation value less Policy loans ($1,000 minus $300 = $700) that may be invested in restricted investment options to 30% of your total accumulation value less Policy loans, which is $210 (30% of $700 = $210). If, because of performance, the total amount invested in restricted investment options increases to greater than 30% of your total accumulation value less Policy loans (greater than $210), you will not be in compliance with the 30% requirement. However your rights under this rider are unaffected even though you are not in compliance. In addition you will be brought into compliance through "automatic rebalancing" as explained in the rest of this section.

   Before you elect the guaranteed minimum withdrawal benefit rider, you and your financial adviser should carefully consider whether the investment requirements associated with the guaranteed minimum withdrawal benefit rider meet your investment objectives and risk tolerance.

   The investment option restrictions may reduce the need to rely on the guarantees provided by the guaranteed minimum withdrawal benefit rider because they allocate your accumulation value across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, returns under your investment option choices by allocating your accumulation value more aggressively.

   We reserve the right to change the investment option restrictions at any time for Policies we issue in the future. We may also revise the investment option restrictions for any existing Policies to the extent that investment options are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment option restrictions due to deletions, substitutions, mergers or reorganizations of the investment options.

   Monthly guarantee period benefit - As indicated above in "Requirements to purchase the Rider," if you purchase this rider we will not issue the guarantee period benefit rider. This rider, however, provides a monthly guarantee period benefit based on your payment of monthly guarantee premiums. The monthly guarantee premium for the initial specified amount and any benefit riders in force on the date of issue is shown on page 3 of your Policy. If you have purchased this rider, the "monthly guarantee premium" in your Policy refers to the monthly guarantee period benefit under this rider. There is no additional charge for this rider's monthly guarantee period benefit. The more supplemental coverage you select, however, the higher are the monthly guarantee premiums. The guarantee period begins on the date of issue and ends on:

   .   the Policy anniversary nearest the insured person's attained age 65; or

   .   the 10th Policy anniversary, if later.

   Policy months are measured from the date of issue. On the first day of each Policy month that you are covered by this rider we determine if the monthly guarantee premium requirement has been met, as follows:

   . if the sum of all premiums paid to date, minus withdrawals and minus any outstanding Policy loan amount, equals or exceeds

   . the sum of all monthly guarantee premiums, beginning with the date of issue and including the monthly guarantee premium for the then-current month, then

   .   you have met the monthly guarantee premium requirement.

   The Policy will not terminate (i.e., lapse) during the guarantee period if, on the first day of each Policy month during that period you have met the monthly guarantee premium requirement. See "Policy Lapse and Reinstatement" on page 66.

   If you do not meet the monthly guarantee premium requirement, we will notify you in writing within 30 days. The guarantee period benefit will remain in force during the 61-day period that follows the failure to meet the monthly guarantee premium requirement. The notice will advise you of the amount of premium you must pay to keep the guarantee period benefit from terminating. If you do not pay the amount required to keep the benefit in force by the end of the 61-day period, the guarantee period benefit will terminate and cannot be reactivated.

   If the monthly guarantee period benefit terminates and the cash surrender value is insufficient, the Policy will then lapse unless you pay an amount of premium sufficient to keep the Policy from lapsing. However, the monthly guarantee period benefit will not be reactivated even if you pay enough premium to keep your Policy from lapsing.

   Whenever you increase or decrease your specified amount, change the percentage of base and supplemental coverages, change death benefit options, add or delete another benefit rider, increase or decrease another benefit rider, or change premium class, we calculate a new monthly guarantee premium. Except as described in "Termination," below, these changes will not affect the terms or the duration of the monthly guarantee period benefit or the rider. The amount you must pay to keep the guarantee period benefit in force will increase or decrease. We can calculate your new monthly guarantee premium as the result of a Policy change, before you make the change. Please contact either your AGL insurance representative or the Administrative Center for additional information.

   . For increases in the specified amount, the new monthly guarantee premium is calculated based on the insured person's attained age on the effective date of the increase, and the amount of the increase.

   . For decreases in the specified amount, the new monthly guarantee premium is adjusted on a pro-rata basis. For instance, if the specified amount is reduced by one-half the monthly guarantee premium is reduced by one-half.

   . For the addition or deletion of any other benefit rider, the monthly guarantee premium will be increased or decreased by the amount of the charge for the rider.

   . For a change in premium class, the new monthly guarantee premium is calculated based on the insured person's attained age and the new premium class.

   Reinstatement - If the Policy lapses, this rider may be reinstated with the Policy if benefits are not being paid under this rider at the time of lapse, subject to:

   .   evidence of insurability; and

   .   payment of the necessary premium to reinstate the Policy.

   Termination - This rider will terminate if:

   .   the Policy terminates or matures;

   . withdrawals have been taken during the eligibility period and the Guaranteed Benefit Balance has been reduced to zero;

   .   automatic rebalancing has been discontinued;

   . automatic rebalancing percentages are changed allowing for more than 30% of the Policy's total accumulation value less Policy loans to be invested in Restricted Funds;

   . the insured person reaches attained age 70 and no withdrawals were taken during the eligibility period; or

   .   any of the following occurs after the eligibility period begins:

      .   the Policy's specified amount is increased; or

      .   the Policy's death benefit option is changed; or

      .   any other rider is added prior to its scheduled termination date; or

      .   the Policy's premium class is changed (including a change in rating);
          or

      . the Policy's specified amount is decreased for any reason other than due to a partial surrender. (This includes changing the death benefit option from Option 1 to Option 2.)

   We reserve the right to modify, suspend or terminate the guaranteed minimum withdrawal benefit rider at any time for prospectively issued Policies.

TAX CONSEQUENCES OF ADDITIONAL RIDER BENEFITS

   Adding or deleting riders, or increasing or decreasing coverage under existing riders can have tax consequences. See "Tax Effects" starting on page 67. You should consult a qualified tax adviser.

                              POLICY TRANSACTIONS

   The following transactions may have different effects on the accumulation value, death benefit, specified amount or cost of insurance. You should consider the net effects before requesting a Policy transaction. See "Policy Features" on page 29. Certain transactions also include charges. For information regarding other charges, see "Charges Under the Policy" on page 61.

WITHDRAWING POLICY INVESTMENTS

   Full surrender. You may at any time surrender your Policy in full. If you do, we will pay you the accumulation value, less any Policy loans, plus any unearned loan interest, and less any surrender charge that then applies. We call this amount your "cash surrender value." Because of the surrender charge, it is unlikely that an Income Advantage Select Policy will have any cash surrender value during at least the first year.

   Partial surrender. You may, at any time after the first Policy year and before the Policy's maturity date, make a partial surrender of your Policy's cash surrender value. A partial surrender must be at least $500. We will automatically reduce your Policy's accumulation value by the amount of your withdrawal and any related charges. We do not allow partial surrenders that would reduce the death benefit below $50,000.

   If the Option 1 or Option 3 death benefit is then in effect, we also will reduce your Policy's specified amount by the amount of such withdrawal and charges, but not below $50,000. We will take any such reduction in specified amount in accordance with the description found under "Decrease in coverage" on page 40.

   You may choose the investment option or options from which money that you withdraw will be taken. Otherwise, we will allocate the partial surrender in the same proportions as then apply for deducting monthly charges under your Policy or, if that is not possible, in proportion to the amount of accumulation value you then have in each investment option.

   We assess a $10 partial surrender processing fee for each partial surrender.

   Option to convert to paid-up endowment insurance. If your Policy was issued in either Florida or North Carolina, you have the option to have the Policy endorsed as a non-participating non-variable paid-up endowment life insurance policy. Any riders you have elected terminate when you exercise this option. Here is the information you should know about this option:

   . we use your original Policy's cash surrender value as a single premium for the new policy;

   . we use the insured person's age at the time you exercise this option to determine how much coverage you will receive (this amount is the new death benefit);

   .   you will owe no additional premiums while the new policy is in force;

   . we will pay the amount of coverage to the beneficiary when the insured person dies and the new policy will terminate; and

   . we will pay the amount of coverage to the owner if the insured person is living at the new policy's maturity date and the new policy will terminate.

   Exchange of Policy in certain states. Certain states require that a Policy owner be given the right to exchange the Policy for a fixed benefit life insurance policy, within either 18 or 24 months from the date of issue. This right is subject to various conditions imposed by the states and us. In such states, this right has been more fully described in your Policy or related endorsements to comply with the applicable state requirements.

   Policy loans. You may at any time borrow from us an amount up to your Policy's cash surrender value less three times the amount of the charges we assess against your accumulation value on your monthly deduction day. The minimum amount you can borrow is $500 or, if less, your Policy's cash surrender value less three times the amount of the charges we assess against your accumulation value on your monthly deduction day.

   We reserve the right at any time to limit the maximum loan amount to 90% of your accumulation value less any applicable surrender charges. The 90% limit will apply to

   .   all policies regardless of the date of issue; and

   .   any loans taken after the new limit is declared.

   Any loans outstanding when the new limit is declared will be administered under the rules for loans that were in place at the time the loan was taken.

   We remove from your investment options an amount equal to your loan and hold that part of your accumulation value in the Fixed Account as collateral for the loan. We will credit your Policy with interest on this collateral amount on a monthly basis and at a guaranteed annual effective rate of 3.00% (rather than any amount you could otherwise earn in one of our investment options), and we will charge you interest on your loan at the end of each Policy year at a guaranteed annual effective rate of 3.75%. Loan interest accrues daily. Any amount not paid by its due date will automatically be added to the loan balance as an additional loan. Interest you pay on Policy loans will not, in most cases, be deductible on your tax returns.

   You may choose which of your investment options the loan will be taken from. If you do not so specify, we will allocate the loan in the same way that charges under your Policy are being allocated. If this is not possible, we will make the loan pro-rata from each investment option that you then are using.

   You may repay all or part (but not less than $100 unless it is the final payment) of your loan at any time before the death of the insured person while the Policy is in force. You must designate any loan repayment as such. Otherwise, we will treat it as a premium payment instead. Any loan repayments go first to repay all loans that were taken from the Fixed Account. We will invest any additional loan repayments you make in the investment options you request. In the absence of such a request we will invest the repayment in the same proportion as you then have selected for premium payments that we receive from you. Any unpaid loan (increased by any unearned loan interest we may have already charged) will be deducted from the proceeds we pay following the insured person's death.

   Preferred loan interest rate. We will charge a lower interest rate on loans available after the first 10 Policy years. We call these "preferred loans." The maximum amount eligible for preferred loans for any year is:

   . 10% of your Policy's accumulation value (which includes any loan collateral we are holding for your Policy loans) at the Policy anniversary; or

   . if less, your Policy's maximum remaining loan value at that Policy anniversary.

   We will always credit your preferred loan collateral amount at a guaranteed annual effective rate of 3.00%. We intend to set the rate of interest you are paying to the same 3.00% rate we credit to your preferred loan collateral amount, resulting in a zero net cost (0.00%) of borrowing for that amount. We have full discretion to vary the rate we charge you, provided that the rate:

   . will always be greater than or equal to the guaranteed preferred loan collateral rate of 3.00%, and

   .   will never exceed an annual effective rate of 3.25%.

   Maturity of your Policy. If the insured person is living on the "Maturity Date" shown on page 3 of your Policy, we will pay you the cash surrender value of the Policy, and the Policy will end. The maturity date can be no later than the Policy anniversary nearest the insured person's 121st birthday, unless you have elected to extend coverage to a later date you designate. See "Option to extend coverage," on page 57.

   Option to extend coverage. You may elect to extend your original maturity date to a later date you designate. If you do so, and if the insured person is living on the maturity date, coverage will be continued until the date of death of the insured person.

   To elect this option, you must submit a written request on a form acceptable to us, at least 30 days prior to the original maturity date. You will incur no charge for exercising this option.

   The option provides for a death benefit after your original maturity date equal to the death benefit in effect on the day prior to your original maturity date. If the death benefit is based fully, or in part, on the accumulation value, we will adjust the death benefit to reflect future changes in your accumulation value. The death benefit will never be less than the accumulation value. The death benefit will be reduced by any outstanding Policy loan amount. Here are the option's additional features:

   .   You may not revoke your exercising this option;

   . No riders attached to this policy will be extended unless otherwise stated in the rider;

   .   No further charges will be assessed on the monthly deduction day;

   .   You may not pay any new premiums;

   .   Interest on policy loans will continue to accrue;

   .   You may repay all or part of a loan at any time; and

   . Your accumulation value in the variable investment options will be transferred to the Fixed Account on your original maturity date.

   Tax considerations. Please refer to "Federal Tax Considerations" on page 67 for information about the possible tax consequences to you when you receive any loan, surrender, maturity benefit or other funds from your Policy. A Policy loan may cause the Policy to lapse which may result in adverse tax consequences.

                                POLICY PAYMENTS

PAYMENT OPTIONS

   The beneficiary will receive the full death benefit proceeds from the Policy as a single sum, unless the beneficiary elects another method of payment within 60 days after we receive notification of the insured person's death. Likewise, the Policy owner will receive the full proceeds that become payable upon full surrender or the maturity date, unless the Policy owner elects another method of payment within 60 days after we receive notification of full surrender or the maturity date.

   The payee can elect that all or part of such proceeds be applied to one or more of the following payment Options. If the payee dies before all guaranteed payments are paid, the payee's heirs or estate will be paid the remaining payments.

   The payee can elect that all or part of such proceeds be applied to one or more of the following payment Options:

   .   Option 1 - Equal monthly payments for a specified period of time.

   . Option 2 - Equal monthly payments of a selected amount of at least $60 per year for each $1,000 of proceeds until all amounts are paid out.

   . Option 3 - Equal monthly payments for the payee's life, but with payments guaranteed for a specified number of years. These payments are based on annuity rates that are set forth in the Policy or, at the payee's request, the annuity rates that we then are using.

   . Option 4 - Proceeds left to accumulate at an interest rate of 2% compounded annually for any period up to 30 years. At the payee's request we will make payments to the payee monthly, quarterly, semiannually, or annually. The payee can also request a partial withdrawal of any amount of $500 or more. There is no charge for partial withdrawals.

   Additional payment Options may also be available with our consent. We have the right to reject any payment Option if the payee is a corporation or other entity. You can read more about each of these Options in the Policy and in the separate form of payment contract that we issue when any such Option takes effect.

   Interest rates that we credit under each Option will be at least 2%.

   Change of payment Option. The owner may give us written instructions to change any payment Option previously elected at any time while the Policy is in force and before the start date of the payment Option.

   Tax impact. If a payment Option is chosen, you or your beneficiary may have adverse tax consequences. You should consult with a qualified tax adviser before deciding whether to elect one or more payment Options.

THE BENEFICIARY

   You name your beneficiary or beneficiaries when you apply for a Policy. The beneficiary is entitled to the insurance benefits of the Policy. You may change the beneficiary during the lifetime of the insured person unless your previous designation of beneficiary provides otherwise. In this case the previous beneficiary must give us permission to change the beneficiary and then we will accept your instructions. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we may make before we receive it. If no beneficiary is living when the insured person dies, we will pay the insurance proceeds to the owner or the owner's estate.

ASSIGNMENT OF A POLICY

   You may assign (transfer) your rights in a Policy to someone else as collateral for a loan or for some other reason. We will not be bound by an assignment unless it is received in writing. You must provide us with two copies of the assignment. We are not responsible for any payment we make or any action we take before we receive a complete notice of the assignment in good order. We are also not responsible for the validity of the assignment. An absolute assignment is a change of ownership.

Because there may be unfavorable tax consequences, including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary, you should consult a qualified tax adviser before making an assignment.

PAYMENT OF PROCEEDS

   General. We generally will pay any death benefit, maturity benefit, cash surrender value or loan proceeds within seven days after we receive the last required form or request (and any other documents that may be required for payment of a death benefit). If we do not have information about the desired manner of payment within 60 days after the date we receive notification of the insured person's death, we will pay the proceeds as a single sum, normally within seven days thereafter.

   Delay of Fixed Account proceeds. We have the right, however, to defer payment or transfers of amounts out of the Fixed Account for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% a year from the date we receive all items we require to make the payment.

   Delay for check clearance. We reserve the right to defer payment of that portion of your accumulation value that is attributable to a payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

   Delay of Separate Account VL-R proceeds. We reserve the right to defer computation of values and payment of any death benefit, loan or other distribution that comes from that portion of your accumulation value that is allocated to Separate Account VL-R, if:

   .   the NYSE is closed other than weekend and holiday closings;

   .   trading on the NYSE is restricted;

   . an emergency exists as determined by the SEC or other appropriate regulatory authority, such that disposal of securities or determination of the accumulation value is not reasonably practicable;

   .   the SEC by order so permits for the protection of Policy owners; or

   . we are on notice that the Policy is the subject of a court proceeding, an arbitration, a regulatory matter or other legal action.

   Transfers and allocations of accumulation value among the investment options may also be postponed under these circumstances. If we need to defer calculation of Separate Account VL-R values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

   Delay to challenge coverage. We may challenge the validity of your insurance Policy based on any material misstatements in your application or any application for a change in coverage. However,

   . We cannot challenge the Policy after it has been in effect, during the insured person's lifetime, for two years from the date the Policy was issued or restored after termination. (Some states may require that we measure this time in another way. Some states may also require that we calculate the amount we are required to pay in another way.)

   . We cannot challenge any Policy change that requires evidence of insurability (such as an increase in specified amount) after the change has been in effect for two years during the insured person's lifetime.

   . We cannot challenge an additional benefit rider that provides benefits if the insured person becomes totally disabled, after two years from the later of the Policy's date of issue or the date the additional benefit rider becomes effective.

   Delay required under applicable law. We may be required under applicable law to block a request for transfer or payment, including a Policy loan request, under a Policy until we receive instructions from the appropriate regulator.

                        ADDITIONAL RIGHTS THAT WE HAVE

   We have the right at any time to:

   . transfer the entire balance in an investment option in accordance with any transfer request you make that would reduce your accumulation value for that option to below $500;

   . transfer the entire balance in proportion to any other investment options you then are using, if the accumulation value in an investment option is below $500 for any other reason;

   . end the automatic rebalancing feature if your accumulation value falls below $5,000;

   . replace the underlying Fund that any investment option uses with another fund, subject to SEC and other required regulatory approvals;

   . add, delete or limit investment options, combine two or more investment options, or withdraw assets relating to the Policies from one investment option and put them into another, subject to SEC and other required regulatory approvals;

   . operate Separate Account VL-R under the direction of a committee or discharge such a committee at any time;

   . operate Separate Account VL-R, or one or more investment options, in any other form the law allows, including a form that allows us to make direct investments. Separate Account VL-R may be charged an advisory fee if its investments are made directly rather than through another investment company. In that case, we may make any legal investments we wish; or

   . make other changes in the Policy that in our judgment are necessary or appropriate to ensure that the Policy continues to qualify for tax treatment as life insurance, or that do not reduce any cash surrender value, death benefit, accumulation value, or other accrued rights or benefits.

                   VARIATIONS IN POLICY OR INVESTMENT OPTION
                             TERMS AND CONDITIONS

   We have the right to make some variations in the terms and conditions of a Policy or its investment options. Any variations will be made only in accordance with uniform rules that we establish. We intend to comply with all applicable laws in making any changes and, if necessary, we will seek Policy owner approval and SEC and other regulatory approvals. Here are some of the potential variations:

   Underwriting and premium classes. We may add or remove premium classes. We currently have ten premium classes we use to decide how much the monthly insurance charges under any particular Policy will be:

   . Five Non-Tobacco classes: preferred plus, preferred, standard plus, standard and special;

   .   Three Tobacco classes: preferred, standard and special; and

   .   Two Juvenile classes: juvenile and special juvenile.

   Various factors such as the insured person's age, health history, occupation and history of tobacco use, are used in considering the appropriate premium class for the insured. "Tobacco use" refers to not only smoking, but also the use of other products that contain nicotine. Tobacco use includes the use of nicotine patches and nicotine gum. Premium classes are described in your Policy.

   Policies purchased through "internal rollovers." We maintain published rules that describe the procedures necessary to replace life insurance policies we have issued. Not all types of other insurance are eligible to be replaced with a Policy. Our published rules may be changed from time to time, but are evenly applied to all our customers.

   State law requirements. AGL is subject to the insurance laws and regulations in every jurisdiction in which the Policies are sold. As a result, various time periods and other terms and conditions described in this prospectus may vary depending on where you reside. These variations will be reflected in your Policy and related endorsements.

   Expenses or risks. AGL may vary the charges and other terms within the limits of the Policy where special circumstances result in sales, administrative or other expenses, mortality risks or other risks that are different from those normally associated with the Policy. The New York State Department of Financial Services may require that we seek its prior approval before we make some of these changes.

                           CHARGES UNDER THE POLICY

   Statutory premium tax charge. Unless your Policy was issued in Oregon, deduct from each premium a charge for the tax that is then applicable to us in your state or other jurisdiction. These taxes, if any, currently range in the United States from 0.5% to 3.5%. Please let us know if you move to another jurisdiction, so we can adjust this charge if required. You are not permitted to deduct the amount of these taxes on your income tax return. We use this charge to offset our obligation to pay premium tax on the Policies. You may contact our Administrative Center for information about premium tax rates in any state.

   Tax charge back. If you are a resident of Oregon at the time you purchase a Policy, there is no premium tax charge. Instead, we will deduct from each premium a tax charge back that is permissible under Oregon law. If you later move from Oregon to a state that has a premium tax, we will not charge you a premium tax. We deduct the tax charge back from each premium you pay, regardless of the state in which you reside at the time you pay the premium. The current tax charge back is 1.78% of each premium. We may change the tax charge back amount but any change will only apply to new Policies we issue. We use the charge partly to offset our obligation to pay premium taxes on the same Policy if you move to another state. We also use the charge to pay for the cost of additional administrative services we provide under these Policies.

   Premium expense charge. After we deduct premium tax (or a tax charge back if we issued your Policy in Oregon) from each premium payment, we currently deduct 5.0% from the remaining amount. We may increase this charge for all years, but it will never exceed 7.5% of all premium payments. AGL receives this charge to cover sales expenses, including commissions.

   Daily charge (mortality and expense risk fee). We will deduct a daily charge at a maximum annual effective rate of 0.70% (7/10 of 1%) of your accumulation value that is then being invested in any of the variable investment options. The current daily charge is at an annual effective rate of 0.20%. After a Policy has been in effect for 10 years, we will reduce the daily charge to a maximum annual effective rate of 0.35%, and after 20 years, to a maximum annual effective rate of 0.15%. AGL receives this charge to pay for our mortality and expense risks. For a further discussion regarding these charges we will deduct from your investment in a Policy, see "More About Policy Charges" on page 65.

   Fees and expenses and money market investment option. During periods of low short-term interest rates, and in part due to Policy fees and expenses that are assessed as frequently as daily, the yield of the money market investment option may become extremely low and possibly negative. If the daily dividends paid by the underlying mutual fund for the money market investment option are less than the Policy's fees and expenses, the money market investment option's unit value will decrease. In the case of negative yields, your accumulation value in the money market investment option will lose value.

   Monthly administration fee. We will deduct $10 from your accumulation value each month. We may lower this charge but it is guaranteed to never exceed $10. AGL receives this charge to pay for the cost of administrative services we provide under the Policies, such as regulatory mailings and responding to Policy owners' requests.

   Monthly charge per $1,000 of base coverage. The Policies have a monthly expense per $1,000 of base coverage which will be deducted during the first three Policy years and during the first three years following any increase in base coverage. This charge varies according to the age, gender and premium class of the insured person, as well as the amount of coverage. The dollar amount of this charge changes with each increase in your Policy's base coverage. (We discuss base coverage under "Your specified amount of insurance" on page 31.) This charge can range from a maximum of $2.75 for each $1,000 of base coverage to a minimum of $0.14 for each $1,000 of base coverage. The representative charge (referred to as "Representative" in the Tables of Fees and Charges) is $0.25 for each $1,000 of base coverage. The initial amount of this charge is shown on page 3A of your Policy and is called "Monthly Expense Charge for the First Three Years." AGL receives this charge to pay for underwriting costs and other costs of issuing the Policies, and also to help pay for the administrative services we provide under the Policies.

   Monthly insurance charge. Every month we will deduct from your accumulation value a charge based on the cost of insurance rates applicable to your Policy on the date of the deduction and our "net amount at risk" on that date. Our net amount at risk is the difference between (a) the death benefit that would be payable before reduction by policy loans if the insured person died on that date and (b) the then total accumulation value under the Policy. For otherwise identical Policies:

   .   greater amounts at risk result in a higher monthly insurance charge; and

   . higher cost of insurance rates also result in a higher monthly insurance charge.

   Keep in mind that investment performance of the investment options in which you have accumulation value will affect the total amount of your accumulation value. Therefore your monthly insurance charge can be greater or less, depending on investment performance.

   Our cost of insurance rates are guaranteed not to exceed those that will be specified in your Policy. Our current rates are lower than the guaranteed maximum rates for insured persons in most age, gender and premium classes, although we have the right at any time to raise these rates to not more than the guaranteed maximum.

   In general the longer you own your Policy, the higher the cost of insurance rate will be as the insured person grows older. Also our cost of insurance rates will generally be lower if the insured person is a female than if a male. Similarly, our current cost of insurance rates are generally lower for non-tobacco users (insured persons who do not use tobacco or other products that contain nicotine) than tobacco users, and for persons considered to be in excellent health. On the other hand, insured persons who present particular health, occupational or non-work related risks may require higher cost of insurance rates and other additional charges based on the specified amount of insurance coverage under their Policies.

   Finally, our current cost of insurance rates for the same insured person differ depending on the specified amount in force on the day the charge is deducted. We have different rates we apply for specified amounts. The highest rates begin with the minimum specified amount. The rates decline on a graduated schedule as the specified amount increases. Your agent can discuss the schedule with you. Our cost of insurance rates are generally higher under a Policy that has been in force for some period of time than they would be under an otherwise identical Policy purchased more recently on the same insured person.

   AGL receives this charge to fund the death benefits we pay under the Policies.

   Monthly charges for additional benefit riders. We will deduct charges monthly from your accumulation value, if you select additional benefit riders. The charge for the guaranteed minimum withdrawal benefit rider, however, will be assessed daily. In addition, the interest charge for the terminal illness rider benefit is assessed each Policy anniversary. The charges for any rider you select will vary by Policy within a range based on either the personal characteristics of the insured person or the specific coverage you choose under the rider. The riders we currently offer are accidental death benefit rider, children's insurance benefit rider, spouse term rider, enhanced early cash value term rider, terminal illness rider, waiver of monthly deduction rider, overloan protection rider, monthly guarantee premium rider for first 20 years and guaranteed minimum withdrawal benefit rider. The riders are described beginning on page 43, under "Additional Optional Benefit Riders." The specific charges for any riders you choose are shown on page 3 of your Policy. AGL receives these charges to pay for the benefits under the riders and to help offset the risks we assume.

   Surrender charge. The Policies have a surrender charge that applies for a maximum of the first 14 Policy years (and for a maximum of the first 14 Policy years after any increase in the Policy's base coverage). We will apply the surrender charge only to the base coverage portion of the specified amount.

   The amount of the surrender charge depends on the sex, age, and premium class of the insured person, as well as the Policy year and base coverage. Your Policy's surrender charge will be found in the table beginning on page 28 of the Policy. As shown in the Tables of Fees and Charges beginning on page 11 the maximum surrender charge is $37 per $1,000 of the base coverage portion of the specified amount (or any increase in the base coverage portion of the specified amount). The minimum surrender charge is $1 per $1,000 of the base coverage (or any increase in the base coverage). The representative surrender charge (referred to as "Representative" in the Tables of Fees and Charges) is $17 per $1,000 of base coverage (or any increase in the base coverage).

   The surrender charge decreases on an annual basis until, in the fifteenth Policy year (or the fifteenth year following an increase in base coverage), it is zero. These decreases are also based on the age and other insurance characteristics of the insured person.

   The following chart illustrates how the surrender charge declines over the first 14 Policy years. The chart is for a 38 year old male, who is the same person to whom we refer in the Tables of Fees and Charges beginning on page 11 under "Representative Charge." Surrender charges may differ for other insured persons because the amount of the annual reduction in the surrender charge may differ.

                    SURRENDER CHARGE FOR A 38 YEAR OLD MALE

POLICY YEAR                           1   2   3   4   5   6   7   8   9  10  11  12  13  14  15
-----------                          --- --- --- --- --- --- --- --- --- --- --- --  --  --  --
SURRENDER CHARGE PER $1,000 OF BASE
  COVERAGE                           $17 $17 $17 $17 $17 $16 $15 $14 $13 $12 $11 $9  $6  $3  $0

   We will deduct the entire amount of any then applicable surrender charge from the accumulation value at the time of a full surrender. Upon a requested decrease in a Policy's base coverage portion of the specified amount, we will deduct any remaining amount of the surrender charge that was associated with the base coverage that is canceled. This includes any decrease that results from any requested partial surrender. See "Partial surrender" on page 55 and "Change of death benefit Option" on page 41.

   For those Policies that lapse in the first 14 Policy years, AGL receives surrender charges to help recover sales expenses, which are higher for base coverage than for supplemental coverage. Higher amounts of base coverage result in higher charges, including higher surrender charges. Depending on the age and health risk of the insured person when the Policy is issued, more premium may be required to pay for all Policy charges. As a result, we use the insured person's age, sex and premium class to help determine the appropriate rate of surrender charge per $1,000 of base coverage to help us offset these higher sales charges.

   Partial surrender processing fee. We will charge a maximum fee equal to the lesser of 2% of the amount withdrawn or $25 for each partial surrender you make. This charge is currently $10. AGL receives this charge to help pay for the expense of making a partial surrender.

   Transfer fee. We will charge a $25 transfer fee for each transfer between investment options that exceeds 12 each Policy Year. This charge will be deducted from the investment options in the same ratio as the requested transfer. AGL receives this charge to help pay for the expense of making the requested transfer.

   Illustrations. If you request illustrations more than once in any Policy year, we may charge a maximum fee of $25 for the illustration. AGL receives this charge to help pay for the expenses of providing additional illustrations.

   Policy loans. We will charge you interest on any loan at an annual effective rate of 3.75%. The loan interest charged on a preferred loan (available after the first 10 Policy years) will never exceed an annual effective rate of 3.25%. AGL receives these charges to help pay for the expenses of administering and providing for Policy loans. See "Policy loans" on page 55.

   Charge for taxes. We can adjust charges in the future on account of taxes we incur or reserves we set aside for taxes in connection with the Policies. This would reduce the investment experience of your accumulation value. In no event will any adjusted charge exceed the maximum guaranteed charge shown in the Tables of Fees and Charges on pages 11 - 18. All maximum guaranteed charges also appear in your Policy.

   For a further discussion regarding these charges we will deduct from your investment in a Policy, see "More About Policy Charges" on page 65.

   Allocation of charges. You may choose the investment options from which we deduct all monthly charges and any applicable surrender charges. If you do not have enough accumulation value in those investment options, we will deduct these charges in the same ratio the charges bear to the unloaned accumulation value you then have in each investment option.

MORE ABOUT POLICY CHARGES

   Purpose of our charges. The charges under the Policy are designed to cover, in total, our direct and indirect costs of selling, administering and providing benefits under the Policy. They are also designed, in total, to compensate us for the risks we assume and services that we provide under the Policy. These include:

   . mortality risks (such as the risk that insured persons will, on average, die before we expect, thereby increasing the amount of claims we must pay);

   . sales risks (such as the risk that the number of Policies we sell and the premiums we receive net of withdrawals, are less than we expect, thereby depriving us of expected economies of scale);

   . regulatory risks (such as the risk that tax or other regulations may be changed in ways adverse to issuers of variable universal life insurance policies); and

   . expense risks (such as the risk that the costs of administrative services that the Policy requires us to provide will exceed what we currently project).

   The current monthly insurance charge has been designed primarily to provide funds out of which we can make payments of death benefits under the Policy as the insured person dies.

   General. If the charges that we collect from the Policies exceed our total costs in connection with the Policies, we will earn a profit. Otherwise we will incur a loss. We reserve the right to increase the charges to the maximum amounts on Policies issued in the future.

   Although the paragraphs above describe the primary purposes for which charges under the Policies have been designed, these purposes are subject to considerable change over the life of a Policy. We can retain or use the revenues from any charge for any purpose.

                              ACCUMULATION VALUE

   Your accumulation value. From each premium payment you make, we deduct the charges that we describe on page 61 under "Charges Under the Policy." We invest the rest in one or more of the investment options listed in the chart on page 22 of this prospectus, as well as the Fixed Account. We call the amount that is at any time invested under your Policy (including any loan collateral we are holding for your Policy loans) your "accumulation value."

   Your investment options. We invest the accumulation value that you have allocated to any variable investment option in shares of a corresponding Fund. Over time, your accumulation value in any such investment option will increase or decrease in accordance with the investment experience of the Fund. Your accumulation value will also be reduced by Fund charges and certain other charges that we deduct from your Policy. We describe these charges beginning on page 61 under "Charges Under the Policy."

   You can review other important information about the Funds that you can choose in the separate prospectuses for those Funds. You can request additional free copies of these prospectuses from your AGL representative or from the Administrative Center. See "Contact Information" on page 5.

   We invest any accumulation value you have allocated to the Fixed Account as part of our general assets. We credit interest on that accumulation value at a rate which we declare from time to time. We guarantee that the interest will be credited at a rate no less than the annual effective rate shown on your Policy Schedule. Although this interest increases the amount of any accumulation value that you have in the Fixed Account, such accumulation value will also be reduced by any charges that are allocated to this option under the procedures described under "Allocation of charges" on page 65. The "daily charge" described on page 62 and the fees and expenses of the Funds discussed on page 18 do not apply to the Fixed Account.

   Policies are "non-participating." You will not be entitled to any dividends from AGL.

                        POLICY LAPSE AND REINSTATEMENT

   While the guarantee period benefit rider (discussed on page 47 under "Monthly Guarantee Premium Rider for First 20 Years") or the guarantee period benefit of the guaranteed minimum withdrawal benefit rider (discussed on page 48 under "Guaranteed Minimum Withdrawal Benefit Rider") is in force, your Policy will not enter a grace period or terminate. You must, however, pay the monthly guarantee premiums. You cannot reinstate the monthly guarantee premium rider for first 20 years or the guarantee period benefit of the guaranteed minimum withdrawal benefit rider once coverage expires or terminates for any reason. After these riders expire or terminate, if your Policy's cash surrender value (the Policy's accumulation value less Policy loans and unpaid loan interest and any surrender charge that then applies) falls to an amount insufficient to cover the monthly charges, you must pay additional premium in order to keep your Policy in force. We will notify you by letter that you have 61 days from the due date of the premium to pay the necessary charges to avoid lapse of the Policy. You are not required to repay any outstanding Policy loan in order to reinstate your Policy. If the loan is not repaid, however, it will be reinstated with your Policy. If the insured person dies during the grace period we will pay the death benefit reduced by the charges that are owed at the time of death. The grace period begins with the first day of the Policy month for which all charges could not be paid. If we do not receive your payment by the end of the grace period, your Policy and all riders will end without value and all coverage under your Policy will cease. Although you can apply to have your Policy "reinstated," you must do this within five years (or, if earlier, before the Policy's maturity date), and you must present evidence that the insured person still meets our requirements for issuing coverage. You will find additional information in the Policy about the values and terms of the Policy after it is reinstated.

                          FEDERAL TAX CONSIDERATIONS

   Generally, the death benefit paid under a Policy is not subject to income tax. Earnings on your accumulation value are not subject to income tax as long as we do not pay them out to you. If we do pay any amount of your Policy's accumulation value upon surrender, partial surrender, or maturity of your Policy, all or part of that distribution may be treated as a return of the premiums you paid, which is not subject to income tax.

   Amounts you receive as Policy loans are not taxable to you, unless you have paid such a large amount of premiums that your Policy becomes what the tax law calls a "modified endowment contract." In that case, the loan will be taxed as if it were a partial surrender. Furthermore, loans, partial surrenders and other distributions from a modified endowment contract may require you to pay additional taxes and penalties that otherwise would not apply. If your Policy lapses, you may have to pay income tax on a portion of any outstanding loan.

TAX EFFECTS

   Discussions regarding the tax treatment of any life insurance policy are intended for general purposes only and are not intended as tax advice, either general or individualized, nor should they be interpreted to provide any predictions or guarantees of a particular tax treatment. This discussion generally is based on current federal income tax law and interpretations, and may include areas of those rules that are more or less clear or certain. Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have retroactive effect as well. You should seek competent tax or legal advice, as you deem necessary or appropriate, regarding your own circumstances.

   This discussion assumes that the policy owner is a natural person who is a U.S. citizen and resident. The consequences for corporate taxpayers, non-U.S. residents or non-U.S. citizens, may be different. The following discussion of federal income tax treatment is general in nature and is not intended as tax advice.

   General. The Policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under
Section 7702 of the Code and (b) for as long as the investments made by the underlying Funds satisfy certain investment diversification requirements under
Section 817(h) of the Code. We believe that the Policy will meet these requirements at issue and that:

   . the death benefit received by the beneficiary under your Policy will generally not be subject to federal income tax; and

   . increases in your Policy's accumulation value as a result of interest or investment experience will not be subject to federal income tax unless and until there is a distribution from your Policy, such as a surrender or a partial surrender.

   The federal income tax consequences of a distribution from your Policy can be affected by whether your Policy is determined to be a "modified endowment contract," as explained in the following discussion. In all cases, however, the character of all income that is described as taxable to the payee will be ordinary income (as opposed to capital gain).

   Testing for modified endowment contract status. The Code provides for a "SEVEN-PAY TEST." This test determines if your Policy will be a "modified endowment contract."

   If, at any time during the first seven Policy years:

   .   you have paid a cumulative amount of premiums;

   . the cumulative amount exceeds the premiums you would have paid by the same time under a similar fixed-benefit life insurance policy; and

   . the fixed benefit policy was designed (based on certain assumptions mandated under the Code) to provide for paid-up future benefits ("paid-up" means no future premium payments are required) after the payment of seven level annual premiums;

   then your Policy will be a modified endowment contract.

   Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the accumulation value of the policy at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option. A material change will occur as a result of an increase in your Policy's specified amount, and certain other changes.

   If your Policy's benefits are reduced during the first seven Policy years (or within seven years after a material change), the calculated seven-pay premium limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a decrease in the specified amount that you request or that results from a partial surrender). If the premiums previously paid are greater than the recalculated seven-payment premium level limit, the Policy will become a modified endowment contract.

   We will monitor your Policy and attempt to notify you on a timely basis to prevent additional premium payments from causing your Policy to become a modified endowment contract.

   A life insurance policy that is received in a tax free exchange under
Section 1035 of the Code for a modified endowment contract will also be considered a modified endowment contract.

   Other effects of Policy changes. Changes made to your Policy (for example, a decrease in specified amount that you request or that results from a partial surrender that you request) may also have other effects on your Policy. Such effects may include impacting the maximum amount of premiums that can be paid under your Policy, as well as the maximum amount of accumulation value that may be maintained under your Policy. Under Notice 2006-95 published by the Internal Revenue Service, certain policy changes, not expressly provided for in your Policy, may have adverse federal income tax effects. You should consult your own competent, professional tax advisor on this issue.

   Policy changes and extending coverage. We will not permit a change to your Policy that would result in the Policy not meeting the definition of life insurance under Section 7702 of the Code. The 2001 Commissioner's Standard Ordinary mortality and morbidity tables ("2001 CSO Mortality Tables") provide a stated termination date of age 121. The "Option to extend coverage" described on page 57 allows you to continue your Policy beyond the insured person's age
121. The tax consequences of extending the maturity date beyond the age 121 termination date of the 2001 CSO Mortality Tables are unclear. You should consult your personal tax adviser about the effect of any change to your Policy as it relates to Section 7702 and the termination date of the Mortality Tables.

   Rider benefits. We believe that premium payments and any death benefits or other benefits to be paid under any rider you may purchase under your Policy will not disqualify your Policy as life insurance for tax purposes. However, the tax law related to rider benefits is complex and some uncertainty exists. You should consult a qualified tax adviser regarding the impact of any rider you may purchase.

   Tax treatment of minimum withdrawal benefit rider payments. You may have purchased a minimum withdrawal benefit rider that can provide payments to you. If applicable to you, generally, we will treat each rider benefit payment as withdrawal of cash value first. All payments or withdrawals after cash value has been reduced to zero, will be treated as taxable amounts. However, you should be aware that little guidance is available regarding the taxability of these benefits. You should consult a tax adviser.

   Taxation of pre-death distributions if your Policy is not a modified endowment contract. As long as your Policy remains in force during the insured person's lifetime and not as a modified endowment contract, a Policy loan will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the Policy loan generally will not be tax deductible.

   After the first 15 Policy years, the proceeds from a partial surrender will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your Policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your Policy that were not taxable.) During the first 15 Policy years, however, the proceeds from a partial surrender could be subject to federal income tax, under a complex formula, to the extent that your accumulation value exceeds your basis in your Policy.

   On the maturity date or upon full surrender, any excess in the amount of proceeds we pay (including amounts we use to discharge any Policy loan) over your basis in the Policy, will be subject to federal income tax. In addition, if a Policy ends after a grace period while there is a Policy loan, the cancellation of such loan and any accrued loan interest will be treated as a distribution and could be subject to federal income tax under the above rules. Finally, if you make an assignment of rights or benefits under your Policy you may be deemed to have received a distribution from your Policy, all or part of which may be taxable.

   Taxation of pre-death distributions if your Policy is a modified endowment contract. If your Policy is a modified endowment contract, any distribution from your Policy while the insured person is still living will be taxed on an "income-first" basis. Distributions:

   . include loans (including any increase in the loan amount to pay interest on an existing loan, or an assignment or pledge to secure a loan) and partial surrenders;

   . will be considered taxable income to you to the extent your accumulation value exceeds your basis in the Policy; and

   . have their taxability determined by aggregating all modified endowment contracts issued by the same insurer (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year.

   For modified endowment contracts, your basis:

   .   is similar to the basis described above for other policies; and

   . will be increased by the amount of any prior loan under your Policy that was considered taxable income to you.

   A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply:

   .   to taxpayers 59 1/2 years of age or older;

   .   in the case of a disability (as defined in the Code); or

   . to distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

   If your Policy ends after a grace period while there is a Policy loan, the cancellation of the loan will be treated as a distribution to the extent not previously treated as such and could be subject to tax, including the 10% penalty tax, as described above. In addition, on the maturity date or upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any Policy loan) over your basis in the Policy, will be subject to federal income tax and, unless one of the above exceptions applies, the 10% penalty tax.

   Distributions that occur during a Policy year in which your Policy becomes a modified endowment contract, and during any subsequent Policy years, will be taxed as described in the two preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

   Policy lapses and reinstatements. A Policy which has lapsed may have the tax consequences described above, even though you may be able to reinstate that Policy. For tax purposes, some reinstatements may be treated as the purchase of a new insurance contract.

   Diversification and investor control. Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Our failure to comply with these regulations would disqualify your Policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on the income under the Policy for the period of the disqualification and for subsequent periods. Also, if the insured person died during such period of disqualification or subsequent periods, a portion of the death benefit proceeds would be taxable to the beneficiary. Separate Account VL-R, through the Funds, intends to comply with these requirements. Although we do not have direct control over the investments or activities of the Funds, we will enter into agreements with them requiring the Funds to comply with the diversification requirements of the Section 817(h) Treasury Regulations.

   The Treasury Department has provided only limited guidance describing the circumstances in which the ability of a policy owner to direct his or her investment to particular Funds within Separate Account VL-R may cause the policy owner, rather than the insurance company, to be treated as the owner of the assets in the account. Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. If you were considered the owner of the assets of Separate Account VL-R, income and gains from the account would be included in your gross income for federal income tax purposes. Under current law, however, we believe that AGL, and not the owner of a Policy, would be considered the owner of the assets of Separate Account VL-R. However, we reserve the right to make changes that we deem necessary to insure that the Policy qualifies as a life insurance contract.

   Estate and generation skipping taxes. If the insured person is the Policy's owner, the death benefit under the Policy will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, under certain conditions, only an amount approximately equal to the cash surrender value of the Policy would be includable. In addition, an unlimited marital deduction may be available for federal estate tax purposes.

   As a general rule, if a "transfer" is made to a person two or more generations younger than the Policy's owner, a generation skipping tax may be payable at rates similar to the maximum estate tax rate in effect at the time. The generation skipping tax provisions generally apply to "transfers" that would be subject to the gift and estate tax rules. For 2015, the federal estate, gift and generation skipping tax exemptions increased to $5,430,000 ($10,860,000 for married couples). You should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

   The particular situation of each Policy owner, insured person or beneficiary will determine how ownership or receipt of Policy proceeds will be treated for purposes of federal estate and generation skipping taxes, as well as state and local estate, inheritance and other taxes.

   Life insurance in split dollar arrangements. The IRS and Treasury have issued regulations on split dollar life insurance arrangements. In general, a split dollar insurance arrangement involves two parties agreeing to split the premium and/or benefits of a life insurance policy. These arrangements are often used as a type of employee compensation or for making gifts among family members. The regulations provide two mutually exclusive regimes for taxing split dollar life insurance arrangements: the "economic benefit" regime and the "loan" regime. The economic benefit regime, under which the non-owner of the policy is treated as receiving certain economic benefits from its owner, applies to endorsement arrangements and most non-equity split dollar life insurance arrangements. The loan regime applies to collateral assignment arrangements and other arrangements in which the non-owner could be treated as loaning amounts to the owner.

   In addition, it should be noted that split dollar arrangements characterized as loans for tax purposes may be affected by the Corporate Responsibility Act of 2002 also referred to as the Sarbanes-Oxley Act of 2002 (the "Act"). The Act prohibits loans from companies publicly traded in the United States to their executives and officers. The status of split dollar arrangements under the Act is uncertain, in part because the SEC may view the tax treatment of such arrangements as instructive.

   Purchasers of life insurance policies are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from a split dollar arrangement.

   Pension and profit-sharing plans. If a life insurance policy is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Code for the benefit of participants covered under the plan, the federal income tax treatment of such policies will be somewhat different from that described above.

   The reasonable net premium cost for such amount of insurance that is purchased as part of a pension or profit-sharing plan is required to be included annually in the plan participant's gross income. This cost (generally referred to as the "P.S. 58" cost) is reported to the participant annually. If the plan participant dies while covered by the plan and the policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the policy's accumulation value will not be subject to federal income tax. However, the policy's accumulation value will generally be taxable to the extent it exceeds the participant's cost basis in the policy. The participant's cost basis will generally include the costs of insurance previously reported as income to the participant. Special rules may apply if the participant had borrowed from the policy or was an owner-employee under the plan. The rules for determining "P.S. 58" costs are currently provided under Notice 2002-8, I.R.B. 2002-1 CB 398.

   There are limits on the amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan. Complex rules, in addition to those discussed above, apply whenever life insurance is purchased by a tax qualified plan. You should consult a qualified tax adviser.

   Other employee benefit programs. Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. These policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

   ERISA. Employers and employer-created trusts holding the policy may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974, as amended. You should consult a qualified legal adviser.

   Our taxes. We report the operations of Separate Account VL-R in our federal income tax return, but we currently pay no income tax on Separate Account VL-R's investment income and capital gains, because these items are, for tax purposes, reflected in our variable universal life insurance policy reserves. We currently make no charge to any Separate Account VL-R division for taxes. We reserve the right to make a charge in the future for taxes incurred; for example, a charge to Separate Account VL-R for income taxes we incur that are allocable to the Policy.

   We may have to pay state, local or other taxes in addition to applicable taxes based on premiums. At present, these taxes are not substantial. If they increase, we may make charges for such taxes when they are attributable to Separate Account VL-R or allocable to the Policy.

   Certain Funds in which your accumulation value is invested may elect to pass through to AGL taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to AGL. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld which are also passed through. These credits may provide a benefit to AGL.

   When we withhold income taxes. Generally, unless you provide us with an election to the contrary before we make the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your Policy. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory written notification that no such taxes are due.

   In the case of non-resident aliens who own a Policy, the withholding rules may be different. With respect to distributions from modified endowment contracts, non-resident aliens are generally subject to federal income tax withholding at a statutory rate of 30% of the distributed amount. In some cases, the non-resident alien may be subject to lower or even no withholding if the United States has entered into a tax treaty with his or her country of residence.

   Foreign Account Tax Compliance ("FATCA"). An owner who is not a "United States person," which is defined under the Code to mean:

   .   a citizen or resident of the United States

   . a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

   . any estate or trust other than a foreign estate or foreign trust (see Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

   .   a person that meets the substantial presence test

   .   any other person that is not a foreign person

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8-BEN-E, Form W-8-IMY, or other applicable form, each of which is effective for three years from the date of signature unless a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. The Policy owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-8 or acceptable substitute form. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary.

   Other withholding tax. Any owner not exempt from United States federal withholding tax should consult a tax adviser as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

   Tax changes. The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new interpretations of existing law. State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change. Any changes in federal, state, local or foreign tax law or interpretation could have a retroactive effect. We suggest you consult a qualified tax adviser.

                               LEGAL PROCEEDINGS

   There are no pending legal proceedings affecting the Separate Account. Various lawsuits against AGL have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of AGL, such as through financial examinations, market conduct exams or regulatory inquiries.

   As of April 30, 2015 the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.

                             FINANCIAL STATEMENTS

   The Financial Statements of AGL and the Separate Account can be found in the SAI. You may obtain a free copy of these Financial Statements if you write us at our Administrative Center at American General Life Insurance Company, VUL Administration, P.O. Box 9318, Amarillo, Texas 79105-9318, or call us at 1-800-340-2765.

   Rule 12h-7 disclosure. In reliance on the exemption provided by Rule 12h-7 of the Securities Exchange Act of 1934 ("'34 Act"), AGL does not intend to file periodic reports as required under the '34 Act.

                            REGISTRATION STATEMENTS

   Registration statements under the Securities Act of 1933, as amended, related to the Policies offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, AGL and its general account, the variable investment options and the Policy, please refer to the registration statements and exhibits.

   This index should help you to locate more information about some of the terms and phrases used in this prospectus.

                      INDEX OF SPECIAL WORDS AND PHRASES

                                                                         PAGE TO
                                                                       SEE IN THIS
DEFINED TERM                                                           PROSPECTUS
------------                                                           -----------
accumulation value....................................................      8
Administrative Center.................................................     19
automatic rebalancing.................................................     38
base coverage.........................................................      6
basis.................................................................     69
beneficiary...........................................................     58
cash surrender value..................................................      7
cash value accumulation test..........................................     58
close of business.....................................................     29
Code..................................................................     31
Contact Information...................................................      5
cost of insurance rates...............................................     42
daily charge..........................................................     28
date of issue.........................................................     30
death benefit.........................................................      6
dollar cost averaging.................................................     38
Fixed Account.........................................................     28
free look.............................................................      8
full surrender........................................................      7
Fund, Funds...........................................................      6
grace period..........................................................      9
guarantee period benefit..............................................      7
Guaranteed Benefit Balance............................................     49
guideline premium test................................................     32
insured person........................................................      1
investment options....................................................     19
lapse.................................................................      7
loan (see "Policy loans" in this Index)...............................      7
loan interest.........................................................      6
maturity date.........................................................     56
modified endowment contract...........................................     67
monthly deduction day.................................................     30
monthly guarantee premium.............................................     47
monthly insurance charge..............................................     31
net amount at risk....................................................     62
Option 1, Option 2, Option 3..........................................      6

                      INDEX OF SPECIAL WORDS AND PHRASES

                                                          PAGE TO
                                                        SEE IN THIS
             DEFINED TERM                               PROSPECTUS
             ------------                               -----------
             partial surrender.........................     55
             payment options...........................     57
             planned periodic premiums.................     36
             Policy loans..............................     55
             Policy months.............................     30
             Policy year...............................     30
             preferred loan............................     56
             premium class.............................     61
             premium payments..........................     35
             reinstate, reinstatement..................     66
             required minimum death benefit............     32
             required minimum death benefit percentage.     33
             Separate Account VL-R.....................     19
             seven-pay test............................     68
             specified amount..........................     31
             supplemental coverage.....................     34
             transfers.................................     37
             valuation date............................     29
             valuation period..........................     29
             variable investment options...............     22

                  THIS DOCUMENT IS NOT PART OF ANY PROSPECTUS

PRIVACY NOTICE

                                                                   Rev. 03/2015

FACTS WHAT DO AMERICAN GENERAL LIFE INSURANCE COMPANY (AGL) AND THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (US Life) DO WITH YOUR PERSONAL INFORMATION?

Why? Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What? The types of personal information we collect and share depend on the product or service you have with us. This information can include:

           .  Social Security number and Medical Information

           .  Income and Credit History

           .  Payment History and Employment Information

       When you are no longer our customer, we continue to share your information as described in this notice.

How? All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons AGL and US Life choose to share; and whether you can limit this sharing.

Reasons we can share your personal        Do AGL & US Life  Can you limit this
information                                   share?            sharing?

For our everyday business purposes -
  such as to process your transactions,
  maintain your account(s), respond to
  court orders and legal investigations,
  or report to credit bureaus.                  Yes                No

For our marketing purposes - to offer           Yes                No
  our products and services to you

For joint marketing with other financial        Yes                No
  companies

For our affiliates' everyday business           Yes                No
  purposes - information about your
  transactions and experiences

For our affiliates' everyday business           No           We don't share
  purposes - information about your
  creditworthiness

For nonaffiliates to market to you              No           We don't share

Questions?  For AGL and US Life variable or index annuity contracts, call
            1-800-445-7862 or write to us at:

            P. O. Box 15570, Amarillo, TX 79105-5570.

            For AGL and US Life variable universal life insurance policies (except for Executive Advantage policies), call 1-800-340-2765 or write to us at: P. O. Box 9318, Amarillo, TX 79105-9318.

            For AGL and US Life Executive Advantage variable universal life insurance policies, call 1-888-222-4943 (AGL) or 1-877-883-6596
            (US Life) or write to us at: 2929 Allen Parkway - A35-50, Houston, TX 77019.

            For AGL and US Life single premium immediate variable annuity contracts, call 1-877-299-1724 or write to us at: Group Annuity Admin Department, 405 King Street, 4th Floor, Wilmington, DE 19801.

                  THIS DOCUMENT IS NOT PART OF ANY PROSPECTUS

                                                                    Rev. 3/2015
                                                                         Page 2
Who we are
Who is providing this notice?   American General Life Insurance Company and
                                The United States Life Insurance Company in the City of New York.

What we do
How do AGL & US Life protect    To protect your personal information from
my personal information?        unauthorized access and use, we use security
                                measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to employees, representatives, agents, or selected third parties who have been trained to handle nonpublic personal information.

How do AGL & US Life collect    We collect your personal information, for
my personal information?        example, when you

                                .   Open an account or give us your contact
                                    information

                                .   Provide account information or make a
                                    wire transfer

                                .   Deposit money or close/surrender an
                                    account

                                We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can't I limit all sharing?  Federal law gives you the right to limit only

                                .   sharing for affiliates' everyday
                                    business purposes - information about
                                    your creditworthiness

                                .   affiliates from using your information
                                    to market to you

                                .   sharing for nonaffiliates to market to
                                    you

                                State laws may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Affiliates                      Companies related by common ownership or
                                control. They can be financial and
                                non-financial companies.

                                .   Our affiliates include the member
                                    companies of American International
                                    Group, Inc.

Nonaffiliates                   Companies not related by common ownership or
                                control. They can be financial and
                                nonfinancial companies.

                                .   AGL & US Life do not share with
                                    nonaffiliates so they can market to you.

Joint Marketing                 A formal agreement between nonaffiliated
                                financial companies that together market financial products or services to you.

                                .   Our joint marketing partners include
                                    companies with which we jointly offer
                                    insurance products, such as a bank.

Other important information

You have the right to see and, if necessary, correct personal data. This requires a written request, both to see your personal data and to request correction. We do not have to change our records if we do not agree with your correction, but we will place your statement in our file. If you would like a more detailed description of our information practices and your rights, please write us at the address indicated on the first page.

For Vermont Residents only. We will not share information we collect about you with nonaffiliated third parties, except as permitted by Vermont law, such as to process your transactions or to maintain your account. In addition, we will not share information about your creditworthiness with our affiliates except with your authorization.

For California Residents only. We will not share information we collect about you with nonaffiliated third parties, except as permitted by California law, such as to process your transactions or to maintain your account.

For Nevada Residents only. We are providing this notice pursuant to state law. You may be placed on our internal Do Not Call List by calling the numbers referenced in the Questions section. Nevada law requires that we also provide you with the following contact information: Bureau of Consumer Protection, Office of the Nevada Attorney General, 555 E. Washington St., Suite 3900, Las Vegas, NV 89101; Phone number: 702-486-3132; email: aginfo@ag.nv.gov. You may contact our customer service department by calling or writing to us at the numbers and addresses referenced in the Questions section.

                  THIS DOCUMENT IS NOT PART OF ANY PROSPECTUS

                                   [GRAPHIC]

 Every day the choices   VUL eDelivery is an electronic service enabling you
 we make impact those    to receive email notifications when your
 around us. How about    account-related documents are available to view
 making a choice that    online.
 impacts our
 environment?            It's fast, simple and saves our environment!
 When you enroll in      To enroll in VUL eDelivery, call Customer Service or
 VUL eDelivery, you do   log in to eService at www.aig.com/lifeinsurance. Afer
 that.                   you sign on, select "My Profile" and edit your
                         communication preference. Once you've subscribed to
 We have partnered with  VUL eDelivery, you will get a change confirmation
 the National Forest     email.
 Foundation and for
 every enrollment in     Need further convincing?
 VUL eDelivery, a tree   By choosing VUL eDelivery, you can:
 will be planted in
 appreciation.           .   Preserve the environment

                         .   Reduce paperwork clutter

                         .   Receive documents faster

                         Sign up for VUL eDelivery and make the natural choice.

[LOGO OF AIG]                             [LOGO OF NATIONAI FOREST FOUNDATION]

Not available for all products. Policies issued by American General Life Insurance Company (AGL) except in New York, where issued by The United States Life Insurance Company in the City of New York (US Life). Issuing companies AGL and US Life are responsible for financial obligations of insurance products and are members of American International Group, Inc. (AIG). Products may not be available in all states and product features may vary by state. For more information, contact Customer Service at P.O. Box 9318, Amarillo, Texas 79105-9318. Phone number 800-340-2765 or for hearing impaired 888-436-5256.

AGLC105386 REV0415 (C)2015 AIG. All rights reserved.

For more information on the National Forest Foundation please visit www.nationalforests.org.

[LOGO] AIG

                                                                                                         For E-SERVICE and
                                                                                                     E-DELIVERY, or to view and
                                                                                                        Print Policy or Fund
For additional information about the Income Advantage Select(R) Policies and the Separate Account,    prospectuses visit us at
you may request a copy of the Statement of Additional Information (the "SAI"), dated May 1,          WWW.AIG.COM/LIFEINSURANCE
2015. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI and the Policy or Fund prospectuses if you write us at our Administrative Center, which is located at VUL Administration, P.O. Box 9318,
Amarillo, Texas 79105-9318 or call us at 1-800-340-2765. You may also obtain the SAI from an insurance representative through which the Policies may be purchased. Additional information about the Income Advantage Select Policies, including personalized illustrations of death benefits, cash surrender values, and cash values is available without charge to individuals considering purchasing a Policy, upon request to the same address or phone number printed above. We may charge current Policy owners $25 per illustration if they request more than one personalized illustration in a Policy year.

Information about the Separate Account, including the SAI, can also be reviewed and copied at the
SEC's Office of Investor Education and Advocacy in Washington, D.C. Inquiries on the operations of the Office of Investor Education and Advocacy may be made by calling the SEC at
1-202-942-8090. Reports and other information about the Separate Account are available on the
SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Office of Investor Education and Advocacy of the
SEC, 100 F Street N.E., Washington, D.C. 20549.

Policies issued by:
AMERICAN GENERAL LIFE INSURANCE COMPANY
2727-A Allen Parkway, Houston, TX 77019

INCOME ADVANTAGE SELECT FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
Policy Form Number 08704

Not available in the state of New York

DISTRIBUTED BY AIG CAPITAL SERVICES, INC.
Member FINRA

The underwriting risks, financial obligations and support functions associated with the products issued by American General Life Insurance Company ("AGL") are its responsibility. AGL is responsible for its own financial condition and contractual obligations and is a member of
American International Group, Inc. ("AIG"). The commitments under the Policies are AGL's and
AIG has no legal obligation to back those commitments. AGL does not solicit business in the state of New York. The Policies are not available in all states.

(C) 2015. American International Group, Inc. All Rights Reserved                                     ICA File No. 811-08561

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                             SEPARATE ACCOUNT VL-R

                          INCOME ADVANTAGE SELECT(R)

          FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                   ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         VUL ADMINISTRATION DEPARTMENT

                   P.O. BOX 9318, AMARILLO, TEXAS 79105-9655

  TELEPHONE: 1-800-340-2765; 1-713-831-3443; HEARING IMPAIRED: 1-888-436-5256

                      STATEMENT OF ADDITIONAL INFORMATION

                               DATED MAY 1, 2015

   This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus for American General Life Insurance Company Separate Account VL-R (the "Separate Account" or "Separate Account VL-R") dated May 1, 2015, describing the Income Advantage Select flexible premium variable universal life insurance policies (the "Policy" or "Policies"). The prospectus sets forth information that a prospective investor should know before investing. For a copy of the prospectus, and any prospectus supplements, contact American General Life Insurance Company ("AGL" or "Company") at the address or telephone numbers given above. Each term used in this SAI that is defined in the related prospectus has the same meaning as the prospectus' definition.

                               TABLE OF CONTENTS


GENERAL INFORMATION........................................................ 3

   AGL..................................................................... 3

   Separate Account VL-R................................................... 3

SERVICES................................................................... 3

DISTRIBUTION OF THE POLICIES............................................... 4

PERFORMANCE INFORMATION.................................................... 6

ADDITIONAL INFORMATION ABOUT THE POLICIES.................................. 6

       Gender neutral policies............................................. 6

       Special purchase plans.............................................. 7

       Underwriting procedures and cost of insurance charges............... 7

       Certain arrangements................................................ 7

   More About the Fixed Account............................................ 8

       Our general account................................................. 8

       How we declare interest............................................. 8

   Adjustments to Death Benefit............................................ 8

       Suicide............................................................. 8

       Wrong age or gender................................................. 8

       Death during grace period........................................... 8

ACTUARIAL EXPERT........................................................... 9

MATERIAL CONFLICTS......................................................... 9

FINANCIAL STATEMENTS....................................................... 9

                              GENERAL INFORMATION

AGL

   We are American General Life Insurance Company ("AGL"). AGL is a stock life insurance company organized under the laws of the State of Texas. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

   AIG is a leading international insurance organization serving customers in more than 130 countries. AIG companies serve commercial, institutional and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.

   American General Life Companies, www.americangeneral.com, is the marketing name for a group of affiliated domestic life insurers, including AGL. The commitments under the Contracts are AGL's, and American International Group, Inc. has no legal obligation to back those commitments.

SEPARATE ACCOUNT VL-R

   We hold the Fund shares in which any of your accumulation value is invested in Separate Account VL-R. Separate Account VL-R is registered as a unit investment trust with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940. We created the Separate Account on May 6, 1997 under Texas law.

   For record keeping and financial reporting purposes, Separate Account VL-R is divided into 88 separate "divisions," 61 of which are available under the Policies offered by the Policy prospectus as variable "investment options." All of these 61 divisions and the remaining 27 divisions are offered under other AGL policies. Fifteen (15) of these 61 divisions are not available to all Policy Owners. We hold the Fund shares in which we invest your accumulation value for an investment option in the division that corresponds to that investment option. One or more of the Funds may sell its shares to other funds.

   The assets in Separate Account VL-R are our property. The assets in the Separate Account may not be used to pay any liabilities of AGL other than those arising from the Policies. AGL is obligated to pay all amounts under the Policies due the Policy owners. We act as custodian for the Separate Account's assets.

                                   SERVICES

   AGL and American General Life Companies, LLC ("AGLC"), were previously parties to a services agreement. AGL and AGLC are each indirect wholly-owned subsidiaries of American International Group, Inc. and therefore affiliates of one another. AGLC was a Delaware limited liability company established on August 30, 2002. Prior to that date, AGLC was a Delaware business trust. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under the services agreement, AGLC provided shared services to AGL and certain other life insurance companies under the American International Group, Inc. holding company system ("Affiliates") at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services.

   AGLC was merged into AGL at the end of 2011. AGL now provides all of the services that were previously provided by AGLC. During 2014, 2013 and 2012, AGL paid AIG for these services $89,509,007, $89,508,560 and $30,173,049, respectively. AGL is reimbursed by the Affiliates at cost, to the extent the services apply to the Affiliates.

   We have not designed the Policies for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. We currently have no contractual agreements or any other formal or informal arrangements with any entity or individual permitting such transfers and receive no compensation for any such contract or arrangement.

                         DISTRIBUTION OF THE POLICIES

   The Policies are offered on a continuous basis through AIG Capital Services, Inc. ("ACS"), located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311. ACS is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority ("FINRA"). The Company and ACS are each an indirect, wholly owned subsidiary of AIG. No underwriting fees are paid in connection with the distribution of the policies.

   We and ACS have sales agreements with various broker-dealers and banks under which the Policies will be sold by registered representatives of the broker-dealers or employees of the banks. These registered representatives and employees are also required to be authorized under applicable state regulations as life insurance agents to sell variable universal life insurance. The broker-dealers are ordinarily required to be registered with the SEC and must be members of FINRA.

   We pay compensation directly to broker-dealers and banks for promotion and sales of the Policies. The compensation may vary with the sales agreement, but is generally not expected to exceed:

   . 90% of the premiums received in the first Policy year up to a "target premium";

   . 3% of the premiums up to the target premium received in each of Policy years 2 through 10;

   . 3% of the premiums in excess of the target premium received in each of Policy years 1 through 10;

   . 0.25% annually of the Policy's accumulation value (reduced by any outstanding loans) in the investment options in each of Policy years 2 through 10;

   . 0.15% annually of the Policy's accumulation value (reduced by any outstanding loans) in the investment options in each of Policy years 11 through 20;

   . a comparable amount of compensation to broker-dealers or banks with respect to any increase in the specified amount of coverage that you request; and

   . any amounts that we may pay for broker-dealers or banks expense allowances, bonuses, wholesaler fees, training allowances or additional compensation for the Policies.

   The greater the percentage of supplemental coverage the owner selects when applying for a Policy or for future increases to the specified amount, the less compensation we would pay either for the sale of the Policy or for any additional premiums received during the first 10 Policy years (we do not pay compensation for premiums we receive after the 10th Policy year). We will pay the maximum level of compensation if the owner chooses 100% base coverage.

   At our discretion, we may pay additional first Policy year commissions to any broker-dealer or bank for sales conducted by a particular registered representative of that broker-dealer or bank. We may pay up to a total of 120% of the premiums we receive in the first Policy year.

   The target premium is an amount of level annual premium that would be necessary to support the benefits under your Policy, based on certain assumptions that we believe are reasonable. The target premium is also the maximum amount of premium to which the first year commission rate applies. Commissions paid on premiums received in excess of the target premium are paid at the excess rate. The target premium is an amount calculated in accordance with the method of calculation and rates from the AGL target premium schedules. AGL may change the target premium schedules from time to time. The target premium applicable to a particular coverage shall be determined from the schedule in force when the first premium for such coverage is entered as paid in accounting records of AGL.

   If the total amount of premiums paid in the first Policy year (on a per Policy basis) is less than the target premium, premium received at any time through the second Policy year, up to the balance of the first year target premium, will receive the first Policy year 90% commission rate. Any additional premium received in the second Policy year will be treated as second Policy year premium.

   The maximum value of any alternative amounts we may pay for sales of the Policies is expected to be equivalent over time to the amounts described above. For example, we may pay a broker-dealer compensation in a lump sum which will not exceed the aggregate compensation described above.

   We pay the compensation directly to any selling broker-dealer firm or bank. We pay the compensation from our own resources which does not result in any additional charge to you that is not described in your Policy. Each broker-dealer firm or bank, in turn, may compensate its registered representative or employee who acts as agent in selling you a Policy.

   We sponsor a non-qualified deferred compensation plan ("Plan") for our insurance agents. Some of our agents are registered representatives of our affiliated broker-dealers and sell the Policies. These agents may, subject to regulatory approval, receive benefits under the Plan when they sell the Policies. The benefits are deferred and the Plan terms may result in the agent never receiving the benefits. The Plan provides for a varying amount of benefits annually. We have the right to change the Plan in ways that affect the amount of benefits earned each year.

                            PERFORMANCE INFORMATION

   From time to time, we may quote performance information for the divisions of Separate Account VL-R in advertisements, sales literature, or reports to owners or prospective investors.

   We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical owner's cash value or death benefit. We also may present the yield or total return of the division based on a hypothetical investment in a Policy. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the division or the Fund in which it invests. The performance information shown may reflect the deduction of one or more charges, such as the premium charge, and we generally expect to exclude costs of insurance charges because of the individual nature of these charges. We also may present the yield or total return of the investment option in which a division invests.

   We may compare a division's performance to that of other variable universal life separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning and The Wall Street Journal. We also may advertise ratings of AGL's financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

                   ADDITIONAL INFORMATION ABOUT THE POLICIES

   The purpose of this section is to provide you with information to help clarify certain discussion found in the related prospectus. Many topics, such as Policy sales loads and increases in your Policy's death benefit, have been fully described in the related prospectus. For any topics that we do not discuss in this SAI, please see the related prospectus.

   Gender neutral policies. Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age, premium class and tobacco user status. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of life insurance policies in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender. In general, we do not offer policies for sale in situations which, under current law, require gender-neutral premiums or benefits. However, we offer Income Advantage Select Policies on both a gender-neutral and a sex-distinct basis.

   Special purchase plans. Special purchase plans provide for variations in, or elimination of, certain Policy charges, and would be available to a defined group of individuals. We currently do not provide for or support any special purchase plans.

   Underwriting procedures and cost of insurance charges. Cost of insurance charges for the Policies will not be the same for all Policy owners. The chief reason is that the principle of pooling and distribution of mortality risks is based upon the assumption that each Policy owner pays a cost of insurance charge related to the insured's mortality risk which is actuarially determined based upon factors such as age, sex and risk class of the insured and the face amount size band of the Policy. In the context of life insurance, a uniform mortality charge (the "cost of insurance charge") for all insureds would discriminate unfairly in favor of those insureds representing greater mortality risks to the disadvantage of those representing lesser risks. Accordingly, although there will be a uniform "public offering price" for all Policy owners, because premiums are flexible and amounts allocated to the Separate Account will be subject to some charges that are the same for all owners, there will be a different "price" for each actuarial category of Policy owners because different cost of insurance rates will apply. The "price" will also vary based on net amount at risk. The Policies will be offered and sold pursuant to this cost of insurance schedule and our underwriting standards and in accordance with state insurance laws. Such laws prohibit unfair discrimination among insureds, but recognize that premiums must be based upon factors such as age, sex, health and occupation. A table showing the maximum cost of insurance charges will be delivered as part of the Policy.

   Our underwriting procedures are designed to treat applicants for Policies in a uniform manner. Collection of required medical information is conducted in a confidential manner. We maintain underwriting standards designed to avoid unfair or inconsistent decisions about which underwriting class should apply to a particular proposed insured person. In some group or employment-related situations, we may offer what we call simplified or guaranteed issue underwriting classes. These underwriting classes provide for brief or no medical underwriting. Our offer to insure a person under either class results in cost of insurance charges that are the same for each insured person.

   Certain arrangements. Most of the advisers or administrators of the Funds make certain payments to us, on a quarterly basis, for certain administrative, Policy, and Policy owner support expenses. These amounts will be reasonable for the services performed and are not designed to result in a profit.

MORE ABOUT THE FIXED ACCOUNT

   Our general account. Our general account assets are all of our assets that we do not hold in legally segregated separate accounts. Our general account supports our obligations to you under your Policy's declared Fixed Account. Unlike the Separate Account, the assets in the general account may be used to pay any liabilities of AGL in addition to those arising from the Policies. Because of applicable exemptions, no interest in this option has been registered under the Securities Act of 1933, as amended. Neither our general account nor our Fixed Account is an investment company under the Investment Company Act of 1940. We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus for your information about our general account or our Fixed Account. Those disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   How we declare interest. Except for amounts held as collateral for loans, we can at any time change the rate of interest we are paying on any accumulation value allocated to our Fixed Account, but it will always be at an annual effective rate shown on your Policy Schedule.

   Under these procedures, it is likely that at any time different interest rates will apply to different portions of your accumulation value, depending on when each portion was allocated to our fixed Account. Any charges, partial surrenders, or loans that we take from any accumulation value that you have in our Fixed Account will be taken from each portion in reverse chronological order based on the date that accumulation value was allocated to this option.

ADJUSTMENTS TO DEATH BENEFIT

   Suicide. If the insured person commits suicide during the first two Policy years, we will limit the proceeds payable to the total of all premiums that have been paid to the time of death minus any outstanding Policy loans (plus credit for any unearned interest) and any partial surrenders.

   A new two-year period begins if you increase the specified amount. You can increase the specified amount only if the insured person is living at the time of the increase. In this case, if the insured person commits suicide during the first two years following the increase, we will refund the monthly insurance deductions attributable to the increase. The death benefit will then be based on the specified amount in effect before the increase.

   Wrong age or gender. If the age or gender of the insured person was misstated on your application for a Policy (or for any increase in benefits), we will adjust any death benefit to be what the monthly insurance charge deducted for the current month would have purchased based on the correct information.

   Death during grace period. We will deduct from the insurance proceeds any monthly charges that remain unpaid because the insured person died during a grace period.

                               ACTUARIAL EXPERT

   Actuarial matters have been examined by Tim Donovan, who is Chief Life Pricing Actuary and Portfolio Manager of AGL. An opinion on actuarial matters is filed as an exhibit to the registration statement we have filed with the SEC in connection with the Policies.

                              MATERIAL CONFLICTS

   We are required to track events to identify any material conflicts from using investment portfolios for both variable universal life and variable annuity separate accounts. The boards of the Funds, AGL, and other insurance companies participating in the Funds have this same duty. There may be a material conflict if:

   .   state insurance law or federal income tax law changes;

   .   investment management of an investment portfolio changes; or

   . voting instructions given by owners of variable universal life insurance policies and variable annuity contracts differ.

   The investment portfolios may sell shares to certain qualified pension and retirement plans qualifying under Code Section 401. These include cash or deferred arrangements under Code Section 401(k). One or more of the investment portfolios may sell its shares to other investment portfolios. Therefore, there is a possibility that a material conflict may arise between the interests of owners in general, or certain classes of owners, and these retirement plans or participants in these retirement plans.

   If there is a material conflict, we have the duty to determine appropriate action, including removing the portfolios involved from our variable investment options. We may take other action to protect Policy owners. This could mean delays or interruptions of the variable operations.

   When state insurance regulatory authorities require us, we may ignore instructions relating to changes in an investment portfolio's adviser or its investment policies. If we do ignore voting instructions, we give you a summary of our actions in the next semi-annual report to owners.

                             FINANCIAL STATEMENTS

   PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston, Texas 77002, serves as the independent registered public accounting firm for the Separate Account VL-R and AGL.

   You may obtain a free copy of these financial statements if you write us at our VUL Administration Department or call us at 1-800-340-2765. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.

   The following financial statements are included in the Statement of Additional Information in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:

   . Audited Financial Statements of Separate Account VL-R of American General Life Insurance Company for the year ended December 31, 2014 and the results of its operations and the changes in its net assets for each of the periods indicated

   . Audited Consolidated Financial Statements of American General Life Insurance Company for the year ended December 31, 2014, 2013 and 2012

   The financial statements of AGL should be considered only as bearing on the ability of AGL to meet its obligation under the contracts.

AMERICAN GENERAL
Life Companies

                                              Variable Universal Life Insurance
                                                          Separate Account VL-R

                                                                           2014

                                                                  Annual Report

                                                              December 31, 2014

                                        American General Life Insurance Company

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of American General Life Insurance Company and the Contractholders of its separate account, Separate Account VL-R:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Divisions constituting Separate Account VL-R (the "Separate Account"), a separate account of American General Life Insurance Company, at December 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the mutual fund companies and transfer agents, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Houston, Texas
April 27, 2015

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

                                                                             Investment    Due from (to) American
                                                                           securities - at General Life Insurance
Divisions                                                                    fair value           Company         NET ASSETS
---------                                                                  --------------- ---------------------- -----------
Alger Capital Appreciation Portfolio - Class I-2 Shares                      $ 5,759,903            $--           $ 5,759,903
Alger Mid Cap Growth Portfolio - Class I-2 Shares                              2,958,031             --             2,958,031
American Century VP Value Fund - Class I                                      16,723,661             --            16,723,661
American Funds IS Asset Allocation Fund Class 2                                   77,912             --                77,912
American Funds IS Global Growth Fund Class 2                                      67,216             --                67,216
American Funds IS Growth Fund Class 2                                             11,137             --                11,137
American Funds IS Growth-Income Fund Class 2                                      72,411             --                72,411
American Funds IS High-Income Bond Fund Class2                                    26,459             --                26,459
American Funds IS International Fund Class 2                                       4,308             --                 4,308
Anchor Series Trust Capital Appreciation Portfolio - Class 3                      13,792             --                13,792
Anchor Series Trust Government and Quality Bond Portfolio - Class 3                3,454             --                 3,454
Dreyfus IP MidCap Stock Portfolio - Initial Shares                             5,588,214             --             5,588,214
Dreyfus VIF International Value Portfolio - Initial Shares                       139,628             --               139,628
Dreyfus VIF Opportunistic Small Cap Portfolio - Initial Shares                 7,676,329             --             7,676,329
Dreyfus VIF Quality Bond Portfolio - Initial Shares                            5,594,333             --             5,594,333
Fidelity VIP Asset Manager Portfolio - Service Class 2                         4,533,991             --             4,533,991
Fidelity VIP Contrafund Portfolio - Service Class 2                           34,117,348             --            34,117,348
Fidelity VIP Equity-Income Portfolio - Service Class 2                        17,933,840             --            17,933,840
Fidelity VIP Freedom 2020 Portfolio - Service Class 2                            362,588             --               362,588
Fidelity VIP Freedom 2025 Portfolio - Service Class 2                            637,712             --               637,712
Fidelity VIP Freedom 2030 Portfolio - Service Class 2                          1,009,535             --             1,009,535
Fidelity VIP Growth Portfolio - Service Class 2                               16,916,744             --            16,916,744
Fidelity VIP Mid Cap Portfolio - Service Class 2                              10,828,585             --            10,828,585
Fidelity VIP Money Market Portfolio - Service Class 2                             23,368             --                23,368
Franklin Templeton Franklin Small Cap Value VIP Fund - Class 2                 8,238,202             --             8,238,202
Franklin Templeton Franklin Small-Mid Cap Growth VIP Fund - Class 2               44,664             --                44,664
Franklin Templeton Franklin U.S. Government Securities VIP Fund - Class 2      3,005,162             --             3,005,162
Franklin Templeton Franklin Mutual Shares VIP Fund - Class 2                   7,010,955             --             7,010,955
Franklin Templeton Templeton Foreign VIP Fund - Class 2                        5,837,832             --             5,837,832
Goldman Sachs VIT Strategic Growth Fund - Institutional Shares                 3,320,170             --             3,320,170
Invesco V.I. Core Equity Fund - Series I                                       8,957,278             --             8,957,278
Invesco V.I. Global Real Estate Fund - Series I                                  210,658             --               210,658
Invesco V.I. Government Securities Fund - Series I                                38,030             --                38,030
Invesco V.I. High Yield Fund - Series I                                        2,592,381             --             2,592,381
Invesco V.I. International Growth Fund - Series I                              8,210,933             --             8,210,933
Invesco V.I. American Franchise Fund - Series I                                    5,172             --                 5,172
Invesco V.I. Growth and Income Fund - Series I                                10,490,134             --            10,490,134
Janus Aspen Enterprise Portfolio - Service Shares                              5,329,079             --             5,329,079
Janus Aspen Forty Portfolio - Service Shares                                     492,985             --               492,985
Janus Aspen Overseas Portfolio - Service Shares                                8,434,733             --             8,434,733
Janus Aspen Global Research Portfolio - Service Shares                         3,195,683             --             3,195,683
JPMorgan Insurance Trust Core Bond Portfolio - Class 1                           166,280             --               166,280
JPMorgan Insurance Trust International Equity Portfolio - Class 1                     --             --                    --
JPMorgan Insurance Trust Mid Cap Value Portfolio - Class 1                       834,494             --               834,494
JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1                    3,980,905             --             3,980,905
MFS VIT Core Equity Series - Initial Class                                     4,227,249             --             4,227,249
MFS VIT Growth Series - Initial Class                                         10,962,846             --            10,962,846
MFS VIT New Discovery Series - Initial Class                                   5,102,989             --             5,102,989
MFS VIT Research Series - Initial Class                                        2,760,517             --             2,760,517
MFS VIT Total Return Series - Initial Class                                      413,403             --               413,403

                                   VL-R - 2

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF ASSETS AND LIABILITIES - CONTINUED
DECEMBER 31, 2014

                                                                           Investment    Due from (to) American
                                                                         securities - at General Life Insurance
Divisions                                                                  fair value           Company         NET ASSETS
---------                                                                --------------- ---------------------- -----------
Neberger Berman AMT Mid-Cap Growth Portfolio - Class I                     $ 5,935,633            $--           $ 5,935,633
Neubeger Berman AMT Large Cap Value Portfolio -Class 1                          35,318             --                35,318
Neuberger Berman AMT Socially Responsive Portfolio - Class I                    84,617             --                84,617
Oppenheimer Capital Income Fund A                                            1,313,231             --             1,313,231
Oppenheimer Global Fund/VA - Non-Service Shares                              7,020,158             --             7,020,158
Oppenheimer Global Strategic Income Fund/VA (Non-Service)                        4,497             --                 4,497
PIMCO VIT CommodityRealReturn Strategy Portfolio - Administrative Class        939,699             --               939,699
PIMCO VIT Global Bond Portfolio (Unhedged) - Administrative Class              109,767             --               109,767
PIMCO VIT Real Return Portfolio - Administrative Class                      11,432,689             --            11,432,689
PIMCO VIT Short-Term Portfolio - Administrative Class                        4,444,798             --             4,444,798
PIMCO VIT Total Return Portfolio - Administrative Class                     15,298,326             --            15,298,326
Pioneer Fund VCT Portfolio - Class I                                         1,675,091             --             1,675,091
Pioneer Select Mid Cap Growth VCT Portfolio - Class I                        3,016,671             --             3,016,671
Pioneer Mid Cap Value VCT Portfolio - Class I                                1,295,160             --             1,295,160
Putnam VT Diversified Income Fund - Class IB                                 6,577,843             --             6,577,843
Putnam VT Growth and Income Fund - Class IB                                 12,972,211             --            12,972,211
Putnam VT International Value Fund - Class IB                                4,609,199             --             4,609,199
Putnam VT Multi-Cap Growth Fund - Class IB                                      43,591             --                43,591
Putnam VT Small Cap Value Fund - Class IB                                      227,886             --               227,886
Putnam VT Voyager Fund - Class IB                                              201,633             --               201,633
SunAmerica Aggressive Growth Portfolio - Class 1                             1,296,355             --             1,296,355
SunAmerica Balanced Portfolio - Class 1                                      2,073,068             --             2,073,068
UIF Capital Growth Portfolio - Class I Shares                                3,024,443             --             3,024,443
VALIC Company I Dynamic Allocation Fund                                         18,755             --                18,755
VALIC Company I Emerging Economies Fund                                          6,209             --                 6,209
VALIC Company I Foreign Value Fund                                               1,369             --                 1,369
VALIC Company II Mid Cap Value                                                   2,227             --                 2,227
VALIC Company II Strategic Bond Fund                                            50,223             --                50,223
VALIC Company II Socially Responsible Fund                                      14,158             --                14,158
VALIC Company I International Equities Index Fund                            2,483,499             --             2,483,499
VALIC Company I Mid Cap Index Fund                                          15,463,977             --            15,463,977
VALIC Company I Money Market I Fund                                         11,413,517             --            11,413,517
VALIC Company I Nasdaq-100 Index Fund                                        5,678,276             --             5,678,276
VALIC Company I Science & Technology Fund                                    2,117,057             --             2,117,057
VALIC Company I Small Cap Index Fund                                         8,200,643             --             8,200,643
VALIC Company I Stock Index Fund                                            21,735,503             --            21,735,503
Vanguard VIF High Yield Bond Portfolio                                       7,720,929             --             7,720,929
Vanguard VIF REIT Index Portfolio                                           14,892,265             --            14,892,265

                                   VL-R - 3

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2014


                                        A           B          A+B=C          D              E             F           C+D+E+F
                                                                                                                      INCREASE
                                              Mortality and                                            Net change   (DECREASE) IN
                                    Dividends  expense risk     NET                    Capital gain  in unrealized   NET ASSETS
                                      from         and       INVESTMENT  Net realized  distributions  appreciation    RESULTING
                                     mutual   administrative   INCOME   gain (loss) on  from mutual  (depreciation)     FROM
Divisions                             funds      charges       (LOSS)    investments       funds     of investments  OPERATIONS
---------                           --------- -------------- ---------- -------------- ------------- -------------- -------------
Alger Capital Appreciation
  Portfolio - Class I-2 Shares      $  5,248    $ (31,298)    $(26,050)   $  413,357    $  839,005    $  (561,824)   $   664,488
Alger Mid Cap Growth Portfolio -
  Class I-2 Shares                        --      (17,093)     (17,093)      383,233            --       (155,478)       210,662
American Century VP Value Fund -
  Class I                            249,473      (88,320)     161,153     1,061,619            --        680,918      1,903,690
American Funds IS Asset Allocation
  Fund Class 2                           936         (150)         786            12            --           (201)           597
American Funds IS Global Growth
  Fund Class 2                           228          (16)         212           (19)           --          1,442          1,635
American Funds IS Growth Fund
  Class 2                                 84          (14)          70            18            --            124            212
American Funds IS Growth-Income
  Fund Class 2                           556          (61)         495            14            --          1,510          2,019
American Funds IS High-Income Bond
  Fund Class2                          1,293          (18)       1,275           (31)           --         (1,770)          (526)
American Funds IS International
  Fund Class 2                            56           (5)          51           (27)           --           (143)          (119)
Anchor Series Trust Capital
  Appreciation Portfolio - Class 3        --           (7)          (7)          (62)          569           (430)            70
Anchor Series Trust Government and
  Quality Bond Portfolio - Class 3        59           (2)          57            (2)           --             (7)            48
Dreyfus IP MidCap Stock Portfolio
  - Initial Shares                    49,195      (25,076)      24,119       487,831        26,700         (1,035)       537,615
Dreyfus VIF International Value
  Portfolio - Initial Shares           2,356         (556)       1,800         2,541            --        (18,907)       (14,566)
Dreyfus VIF Opportunistic Small
  Cap Portfolio - Initial Shares          --      (41,963)     (41,963)    1,028,391            --       (934,258)        52,170
Dreyfus VIF Quality Bond Portfolio
  - Initial Shares                   125,830      (29,335)      96,495        44,395            --        111,787        252,677
Fidelity VIP Asset Manager
  Portfolio - Service Class 2         58,058      (24,403)      33,655       193,410       221,909       (220,728)       228,246
Fidelity VIP Contrafund Portfolio
  - Service Class 2                  243,948     (175,839)      68,109     2,326,663       679,246        293,249      3,367,267
Fidelity VIP Equity-Income
  Portfolio - Service Class 2        469,704      (97,708)     371,996       967,843       252,791       (200,691)     1,391,939
Fidelity VIP Freedom 2020
  Portfolio - Service Class 2          5,157       (1,868)       3,289        11,261         6,427         (7,117)        13,860
Fidelity VIP Freedom 2025
  Portfolio - Service Class 2          8,971       (3,641)       5,330        28,051        13,839        (16,520)        30,700
Fidelity VIP Freedom 2030
  Portfolio - Service Class 2         13,517       (5,647)       7,870        28,510        19,532        (19,114)        36,798
Fidelity VIP Growth Portfolio -
  Service Class 2                         --      (89,328)     (89,328)    1,245,457            --        496,218      1,652,347
Fidelity VIP Mid Cap Portfolio -
  Service Class 2                      2,036      (65,154)     (63,118)      320,495       252,734         43,235        553,346
Fidelity VIP Money Market
  Portfolio - Service Class 2              4         (174)        (170)           --            --             --           (170)
Franklin Templeton Franklin Small
  Cap Value VIP Fund - Class 2        51,701      (51,172)         529       492,039       623,424     (1,129,367)       (13,375)
Franklin Templeton Franklin
  Small-Mid Cap Growth VIP Fund -
  Class 2                                 --         (232)        (232)        1,162         9,043         (6,837)         3,136
Franklin Templeton Franklin U.S.
  Government Securities VIP Fund -
  Class 2                             86,110      (21,064)      65,046       (54,497)           --         82,404         92,953
Franklin Templeton Franklin Mutual
  Shares VIP Fund - Class 2          144,131      (40,228)     103,903       488,402        37,475       (178,979)       450,801
Franklin Templeton Templeton
  Foreign VIP Fund - Class 2         130,148      (40,045)      90,103       393,663            --     (1,245,454)      (761,688)
Goldman Sachs VIT Strategic Growth
  Fund - Institutional Shares         11,880      (17,128)      (5,248)    1,836,761       616,441     (1,628,929)       819,025
Invesco V.I. Core Equity Fund -
  Series I                            76,603      (43,724)      32,879       563,360        42,769         42,458        681,466
Invesco V.I. Global Real Estate
  Fund - Series I                      2,490         (349)       2,141         2,321            --         13,041         17,503
Invesco V.I. Government Securities
  Fund - Series I                      1,308         (245)       1,063        (2,392)           --          3,127          1,798
Invesco V.I. High Yield Fund -
  Series I                           122,147      (17,651)     104,496        27,262            --       (101,838)        29,920
Invesco V.I. International Growth
  Fund - Series I                    136,327      (49,301)      87,026       541,182            --       (621,513)         6,695
Invesco V.I. American Franchise
  Fund - Series I                          3          (32)         (29)          842            --           (324)           489
Invesco V.I. Growth and Income
  Fund - Series I                    182,760      (56,797)     125,963       612,454     1,188,507       (978,738)       948,186
Janus Aspen Enterprise Portfolio -
  Service Shares                       1,684      (26,812)     (25,128)      306,204       351,547        (74,500)       558,123
Janus Aspen Forty Portfolio -
  Service Shares                         137       (1,708)      (1,571)       17,922       135,031       (113,653)        37,729
Janus Aspen Overseas Portfolio -
  Service Shares                     293,022      (55,504)     237,518      (369,274)      989,932     (2,078,918)    (1,220,742)
Janus Aspen Global Research
  Portfolio - Service Shares          30,849      (15,360)      15,489       159,568            --         29,509        204,566
JPMorgan Insurance Trust Core Bond
  Portfolio - Class 1                  3,585         (550)       3,035          (325)           --          1,761          4,471
JPMorgan Insurance Trust
  International Equity Portfolio -
  Class 1                              1,126         (270)         856         7,606            --        (10,664)        (2,202)
JPMorgan Insurance Trust Mid Cap
  Value Portfolio - Class 1            6,229       (4,663)       1,566        77,808        42,500        (13,519)       108,355
JPMorgan Insurance Trust Small Cap
  Core Portfolio - Class 1             5,034      (21,546)     (16,512)      276,246       288,354       (230,012)       318,076
MFS VIT Core Equity Series -
  Initial Class                       30,729      (18,597)      12,132       275,778            --        119,825        407,735
MFS VIT Growth Series - Initial
  Class                               11,079      (51,502)     (40,423)      774,477       707,005       (570,243)       870,816
MFS VIT New Discovery Series -
  Initial Class                           --      (29,070)     (29,070)      218,906     1,122,397     (1,785,436)      (473,203)
MFS VIT Research Series - Initial
  Class                               22,132      (13,808)       8,324       180,859       200,832       (144,112)       245,903
MFS VIT Total Return Series -
  Initial Class                        8,051       (2,359)       5,692        44,968        11,206        (27,947)        33,919
Neberger Berman AMT Mid-Cap Growth
  Portfolio - Class I                     --      (29,374)     (29,374)      313,323     2,368,141     (2,258,516)       393,574
Neubeger Berman AMT Large Cap
  Value Portfolio - Class 1              260         (178)          82         1,645            --          1,399          3,126
Neuberger Berman AMT Socially
  Responsive Portfolio - Class I         295         (464)        (169)        1,203            --          6,057          7,091
Oppenheimer Capital Income Fund A     32,012       (8,842)      23,170       138,859            --        (54,537)       107,492
Oppenheimer Global Fund/VA -
  Non-Service Shares                  78,605      (41,354)      37,251       539,643       320,688       (786,198)       111,384
Oppenheimer Global Strategic
  Income Fund/VA (Non- Service)          135          (19)         116           (91)           --             47             72
PIMCO VIT CommodityRealReturn
  Strategy Portfolio -
  Administrative Class                 4,339       (7,291)      (2,952)      (88,193)           --       (129,646)      (220,791)
PIMCO VIT Global Bond Portfolio
  (Unhedged) - Administrative Class    1,703         (308)       1,395          (861)        2,475         (2,759)           250
PIMCO VIT Real Return Portfolio -
  Administrative Class               171,842      (64,374)     107,468      (158,616)           --        379,234        328,086
PIMCO VIT Short-Term Portfolio -
  Administrative Class                32,427      (25,936)       6,491        10,826         4,510        (14,185)         7,642
PIMCO VIT Total Return Portfolio -
  Administrative Class               347,497      (89,910)     257,587       (33,363)           --        357,145        581,369
Pioneer Fund VCT Portfolio -
   Class I                            19,928       (7,799)      12,129        47,324       118,892         (9,034)       169,311
Pioneer Select Mid Cap Growth VCT
  Portfolio - Class I                     --      (14,057)     (14,057)      115,276       602,747       (446,329)       257,637
Pioneer Mid Cap Value VCT
  Portfolio - Class I                 10,450       (7,678)       2,772        56,715       158,698        (66,354)       151,831

                                   VL-R - 4

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF OPERATIONS - CONTINUED
FOR THE YEAR ENDED DECEMBER 31, 2014

                                        A           B          A+B=C          D              E             F           C+D+E+F
                                                                                                     Net change in    INCREASE
                                              Mortality and                                            unrealized   (DECREASE) IN
                                    Dividends  expense risk     NET                    Capital gain   appreciation   NET ASSETS
                                      from         and       INVESTMENT  Net realized  distributions (depreciation)   RESULTING
                                     mutual   administrative   INCOME   gain (loss) on  from mutual        of           FROM
Divisions                             funds      charges       (LOSS)    investments       funds      investments    OPERATIONS
---------                           --------- -------------- ---------- -------------- ------------- -------------- -------------
Putnam VT Diversified Income Fund
  - Class IB                        $546,638    $ (31,162)    $515,476    $   (3,540)    $     --      $ (510,765)   $    1,171
Putnam VT Growth and Income Fund -
  Class IB                           168,079      (58,678)     109,401       650,771           --         476,968     1,237,140
Putnam VT International Value Fund
  - Class IB                          67,620      (28,944)      38,676       156,417           --        (707,182)     (512,089)
Putnam VT Multi-Cap Growth Fund -
  Class IB                               158         (243)         (85)        4,604           --           1,211         5,730
Putnam VT Small Cap Value Fund -
  Class IB                             1,206       (1,131)          75        10,760       59,694         (64,923)        5,606
Putnam VT Voyager Fund - Class IB      1,544       (1,050)         494        11,559        3,961           2,060        18,074
SunAmerica Aggressive Growth
  Portfolio - Class 1                     --       (7,734)      (7,734)      165,523           --        (161,769)       (3,980)
SunAmerica Balanced Portfolio -
  Class 1                             29,320      (11,234)      18,086       234,549           --         (28,182)      224,453
UIF Capital Growth Portfolio -
  Class I Shares                          --      (15,287)     (15,287)      219,663      221,673        (247,226)      178,823
VALIC Company I Dynamic Allocation
  Fund                                   249          (32)         217           (16)         299            (299)          201
VALIC Company I Emerging Economies
  Fund                                    --           --           --            (5)          --              58            53
VALIC Company I Foreign Value Fund        --           (3)          (3)           (4)          --            (153)         (160)
VALIC Company II Mid Cap Value            --           (3)          (3)           (6)          --              18             9
VALIC Company II Strategic Bond
  Fund                                    --          (23)         (23)          (11)          --            (265)         (299)
VALIC Company II Socially
  Responsible Fund                        --           --           --             5           --              33            38
VALIC Company I International
  Equities Index Fund                 64,034      (14,539)      49,495        68,313           --        (272,899)     (155,091)
VALIC Company I Mid Cap Index Fund   172,070      (79,902)      92,168       814,656      643,322        (229,106)    1,321,040
VALIC Company I Money Market I Fund    1,215      (65,630)     (64,415)           --           --              --       (64,415)
VALIC Company I Nasdaq-100 Index
  Fund                                41,956      (26,958)      14,998       408,105       26,918         423,719       873,740
VALIC Company I Science &
  Technology Fund                      2,373      (10,154)      (7,781)      155,536           --         102,962       250,717
VALIC Company I Small Cap Index
  Fund                                88,646      (41,559)      47,087       542,470      163,728        (436,237)      317,048
VALIC Company I Stock Index Fund     342,982     (105,426)     237,556     1,305,412      480,801         530,628     2,554,397
Vanguard VIF High Yield Bond
  Portfolio                          413,379      (45,442)     367,937        97,003           --        (179,971)      284,969
Vanguard VIF REIT Index Portfolio    452,585      (76,590)     375,995       661,872      614,436       1,802,110     3,454,413

                                   VL-R - 5

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

SCHEDULES OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2014

                                                                       Net Asset
                                                                       Value Per Value of Shares Cost of Shares
Divisions                                                     Shares     Share    at Fair Value       Held      Level /(1)/
---------                                                    --------- --------- --------------- -------------- ----------
Alger Capital Appreciation Portfolio - Class I-2 Shares         80,727  $71.35     $ 5,759,903    $ 5,455,320       1
Alger Mid Cap Growth Portfolio - Class I-2 Shares              149,245   19.82       2,958,031      2,278,216       1
American Century VP Value Fund - Class I                     1,777,222    9.41      16,723,661     11,863,965       1
American Funds IS Asset Allocation Fund Class 2                  3,532   22.06          77,912         78,113       1
American Funds IS Global Growth Fund Class 2                     2,462   27.30          67,216         65,774       1
American Funds IS Growth Fund Class 2                              139   79.84          11,137         11,012       1
American Funds IS Growth-Income Fund Class 2                     1,382   52.41          72,411         70,901       1
American Funds IS High-Income Bond Fund Class 2                  2,542   10.41          26,459         28,229       1
American Funds IS International Fund Class 2                       212   20.29           4,308          4,450       1
Anchor Series Trust Capital Appreciation Portfolio - Class 3       303   45.52          13,792         14,222       1
Anchor Series Trust Government and Quality Bond Portfolio -
  Class 3                                                          228   15.13           3,454          3,461       1
Dreyfus IP MidCap Stock Portfolio - Initial Shares             242,649   23.03       5,588,214      4,148,006       1
Dreyfus VIF International Value Portfolio - Initial Shares      13,235   10.55         139,628        140,632       1
Dreyfus VIF Opportunistic Small Cap Portfolio - Initial
  Shares                                                       160,660   47.78       7,676,329      5,432,328       1
Dreyfus VIF Quality Bond Portfolio - Initial Shares            460,060   12.16       5,594,333      5,504,987       1
Fidelity VIP Asset Manager Portfolio - Service Class 2         269,399   16.83       4,533,991      4,155,440       1
Fidelity VIP Contrafund Portfolio - Service Class 2            929,628   36.70      34,117,348     25,145,325       1
Fidelity VIP Equity-Income Portfolio - Service Class 2         752,574   23.83      17,933,840     15,574,061       1
Fidelity VIP Freedom 2020 Portfolio - Service Class 2           28,550   12.70         362,588        331,994       1
Fidelity VIP Freedom 2025 Portfolio - Service Class 2           48,717   13.09         637,712        560,885       1
Fidelity VIP Freedom 2030 Portfolio - Service Class 2           77,956   12.95       1,009,535        854,998       1
Fidelity VIP Growth Portfolio - Service Class 2                269,375   62.80      16,916,744     11,759,736       1
Fidelity VIP Mid Cap Portfolio - Service Class 2               293,936   36.84      10,828,585      9,705,228       1
Fidelity VIP Money Market Portfolio - Service Class 2           23,368    1.00          23,368         23,368       1
Franklin Templeton Franklin Small Cap Value VIP Fund -
  Class 2                                                      369,095   22.32       8,238,202      7,118,535       1
Franklin Templeton Franklin Small-Mid Cap Growth VIP Fund -
  Class 2                                                        1,896   23.56          44,664         44,353       1
Franklin Templeton Franklin U.S. Government Securities VIP
  Fund - Class 2                                               236,069   12.73       3,005,162      3,083,567       1
Franklin Templeton Franklin Mutual Shares VIP Fund - Class 2   310,219   22.60       7,010,955      5,586,815       1
Franklin Templeton Templeton Foreign VIP Fund - Class 2        387,896   15.05       5,837,832      5,752,367       1
Goldman Sachs VIT Strategic Growth Fund - Institutional
  Shares                                                       205,456   16.16       3,320,170      2,697,928       1
Invesco V.I. Core Equity Fund - Series I                       218,417   41.01       8,957,278      6,357,824       1
Invesco V.I. Global Real Estate Fund - Series I                 12,219   17.24         210,658        187,484       1
Invesco V.I. Government Securities Fund - Series I               3,239   11.74          38,030         38,999       1
Invesco V.I. High Yield Fund - Series I                        468,785    5.53       2,592,381      2,537,488       1
Invesco V.I. International Growth Fund - Series I              235,473   34.87       8,210,933      7,101,488       1
Invesco V.I. American Franchise Fund - Series I                     94   54.88           5,172          3,884       1
Invesco V.I. Growth and Income Fund - Series I                 417,103   25.15      10,490,134      8,866,110       1
Janus Aspen Enterprise Portfolio - Service Shares               89,927   59.26       5,329,079      3,910,303       1
Janus Aspen Forty Portfolio - Service Shares                    12,573   39.21         492,985        473,256       1
Janus Aspen Overseas Portfolio - Service Shares                267,345   31.55       8,434,733     10,661,212       1
Janus Aspen Global Research Portfolio - Service Shares          78,383   40.77       3,195,683      2,421,457       1
JPMorgan Insurance Trust Core Bond Portfolio - Class 1          14,860   11.19         166,280        167,748       1
JPMorgan Insurance Trust Mid Cap Value Portfolio - Class 1      73,137   11.41         834,494        593,832       1
JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1    165,457   24.06       3,980,905      3,016,826       1
MFS VIT Core Equity Series - Initial Class                     162,524   26.01       4,227,249      3,045,949       1
MFS VIT Growth Series - Initial Class                          275,795   39.75      10,962,846      7,908,801       1
MFS VIT New Discovery Series - Initial Class                   312,683   16.32       5,102,989      5,407,449       1
MFS VIT Research Series - Initial Class                         94,831   29.11       2,760,517      2,155,823       1
MFS VIT Total Return Series - Initial Class                     17,005   24.31         413,403        361,198       1
Neberger Berman AMT Mid-Cap Growth Portfolio - Class I         242,271   24.50       5,935,633      6,635,507       1
Neubeger Berman AMT Large Cap Value Portfolio -Class 1           2,155   16.39          35,318         25,952       1
Neuberger Berman AMT Socially Responsive Portfolio - Class I     3,543   23.88          84,617         55,560       1
Oppenheimer Capital Income Fund A                               89,518   14.67       1,313,231      1,146,049       1
Oppenheimer Global Strategic Income Fund/VA (Non-Service)          849    5.30           4,497          4,578       1
Oppenheimer Global Fund/VA - Non-Service Shares                177,726   39.50       7,020,158      6,105,857       1

                                   VL-R - 6

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

SCHEDULES OF PORTFOLIO INVESTMENTS - CONTINUED
DECEMBER 31, 2014

                                                                        Net Asset
                                                                        Value Per Value of Shares Cost of Shares
Divisions                                                      Shares     Share    at Fair Value       Held      Level /(1)/
---------                                                    ---------- --------- --------------- -------------- ----------
PIMCO VIT CommodityRealReturn Strategy Portfolio -
  Administrative Class                                          193,354  $ 4.86     $   939,699    $ 1,347,077       1
PIMCO VIT Global Bond Portfolio (Unhedged) - Administrative
  Class                                                           9,186   11.95         109,767        118,678       1
PIMCO VIT Real Return Portfolio - Administrative Class          892,482   12.81      11,432,689     12,311,354       1
PIMCO VIT Short-Term Portfolio - Administrative Class           433,216   10.26       4,444,798      4,443,718       1
PIMCO VIT Total Return Portfolio - Administrative Class       1,365,922   11.20      15,298,326     15,464,821       1
Pioneer Fund VCT Portfolio - Class I                             62,410   26.84       1,675,091      1,381,842       1
Pioneer Select Mid Cap Growth VCT Portfolio - Class I           105,001   28.73       3,016,671      2,589,479       1
Pioneer Mid Cap Value VCT Portfolio - Class I                    56,830   22.79       1,295,160      1,097,394       1
Putnam VT Diversified Income Fund - Class IB                    938,351    7.01       6,577,843      7,040,576       1
Putnam VT Growth and Income Fund - Class IB                     496,639   26.12      12,972,211      8,632,406       1
Putnam VT International Value Fund - Class IB                   466,518    9.88       4,609,199      4,328,374       1
Putnam VT Multi-Cap Growth Fund - Class IB                        1,265   34.47          43,591         30,505       1
Putnam VT Small Cap Value Fund - Class IB                        13,786   16.53         227,886        206,931       1
Putnam VT Voyager Fund - Class IB                                 3,663   55.04         201,633        165,649       1
SunAmerica Aggressive Growth Portfolio - Class 1                 79,994   16.21       1,296,355      1,024,391       1
SunAmerica Balanced Portfolio - Class 1                          99,582   20.82       2,073,068      1,766,932       1
UIF Capital Growth Portfolio - Class I Shares                    98,420   30.73       3,024,443      2,292,686       1
VALIC Company I Foreign Value Fund                                  140    9.81           1,369          1,522       1
VALIC Company I Emerging Economies Fund                             826    7.52           6,209          6,317       1
VALIC Company I Dynamic Allocation Fund                           1,587   11.82          18,755         19,054       1
VALIC Company II Socially Responsible Fund                          731   19.38          14,158         13,993       1
VALIC Company II Strategic Bond Fund                              4,367   11.50          50,223         50,489       1
VALIC Company II Mid Cap Value                                       89   24.96           2,227          2,209       1
VALIC Company I International Equities Index Fund               367,382    6.76       2,483,499      2,324,214       1
VALIC Company I Mid Cap Index Fund                              534,901   28.91      15,463,977     11,672,065       1
VALIC Company I Money Market I Fund                          11,413,517    1.00      11,413,517     11,413,517       1
VALIC Company I Nasdaq-100 Index Fund                           572,984    9.91       5,678,276      4,012,860       1
VALIC Company I Science & Technology Fund                        76,928   27.52       2,117,057      1,497,168       1
VALIC Company I Small Cap Index Fund                            375,659   21.83       8,200,643      6,382,608       1
VALIC Company I Stock Index Fund                                580,387   37.45      21,735,503     15,720,639       1
Vanguard VIF High Yield Bond Portfolio                          948,517    8.14       7,720,929      7,535,476       1
Vanguard VIF REIT Index Portfolio                             1,050,971   14.17      14,892,265     12,327,571       1

/(1)/Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

                                   VL-R - 7

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013

                                                                                             Divisions
                                                                         ------------------------------------------------
                                                                                                                 American
                                                                         Alger Capital  Alger Mid                Funds IS
                                                                         Appreciation  Cap Growth    American     Asset
                                                                          Portfolio -  Portfolio -  Century VP  Allocation
                                                                           Class I-2    Class I-2  Value Fund -    Fund
                                                                            Shares       Shares      Class I     Class 2
FOR THE YEAR ENDED DECEMBER 31, 2014

OPERATIONS:
   Net investment income (loss)                                           $  (26,050)  $  (17,093) $   161,153   $   786
   Net realized gain (loss) on investments                                   413,357      383,233    1,061,619        12
   Capital gain distributions from mutual funds                              839,005           --           --        --
   Net change in unrealized appreciation (depreciation) of investments      (561,824)    (155,478)     680,918      (201)
                                                                          ----------   ----------  -----------   -------
Increase (decrease) in net assets resulting from operations                  664,488      210,662    1,903,690       597
                                                                          ----------   ----------  -----------   -------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                              294,014      220,890      938,107     7,882
   Net transfers from (to) other Divisions or fixed rate option              157,367       53,774      (30,140)   76,683
   Internal rollovers                                                             --           --           --        --
   Cost of insurance and other charges                                      (163,772)    (123,218)    (714,117)   (6,855)
   Administrative charges                                                    (14,877)     (10,723)     (45,187)     (395)
   Policy loans                                                               (7,268)     (38,638)     (39,074)       --
   Death benefits                                                             (1,778)      (7,929)    (109,161)       --
   Withdrawals                                                              (339,331)    (315,772)    (905,328)       --
                                                                          ----------   ----------  -----------   -------
Increase (decrease) in net assets resulting from principal transactions      (75,645)    (221,616)    (904,900)   77,315
                                                                          ----------   ----------  -----------   -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      588,843      (10,954)     998,790    77,912

NET ASSETS:
   Beginning of year                                                       5,171,060    2,968,985   15,724,871        --
                                                                          ----------   ----------  -----------   -------
   End of year                                                            $5,759,903   $2,958,031  $16,723,661   $77,912
                                                                          ==========   ==========  ===========   =======
FOR THE YEAR ENDED DECEMBER 31, 2013

OPERATIONS:
   Net investment income (loss)                                           $  (11,556)  $   (7,452) $   156,575   $    --
   Net realized gain (loss) on investments                                   446,303      179,123      900,998        --
   Capital gain distributions from mutual funds                              513,675           --           --        --
   Net change in unrealized appreciation (depreciation) of investments       354,727      617,804    2,766,990        --
                                                                          ----------   ----------  -----------   -------
Increase (decrease) in net assets resulting from operations                1,303,149      789,475    3,824,563        --
                                                                          ----------   ----------  -----------   -------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                              293,107      227,934    1,034,331        --
   Net transfers from (to) other Divisions or fixed rate option              185,581        2,577      (34,559)       --
   Internal rollovers                                                            252           --           --        --
   Cost of insurance and other charges                                      (148,601)    (124,026)    (700,440)       --
   Administrative charges                                                    (14,926)     (11,771)     (50,038)       --
   Policy loans                                                              (55,799)     (15,350)    (133,431)       --
   Death benefits                                                             (5,266)        (192)     (31,889)       --
   Withdrawals                                                              (267,515)    (200,862)    (771,486)       --
                                                                          ----------   ----------  -----------   -------
Increase (decrease) in net assets resulting from principal transactions      (13,167)    (121,690)    (687,512)       --
                                                                          ----------   ----------  -----------   -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    1,289,982      667,785    3,137,051        --

NET ASSETS:
   Beginning of year                                                       3,881,078    2,301,200   12,587,820        --
                                                                          ----------   ----------  -----------   -------
   End of year                                                            $5,171,060   $2,968,985  $15,724,871   $    --
                                                                          ==========   ==========  ===========   =======

                                   VL-R - 8

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013

                                                                                      Divisions
                                                                         ----------------------------------
                                                                                                    American
                                                                         American          American Funds IS
                                                                         Funds IS American Funds IS  High-
                                                                          Global  Funds IS Growth-   Income
                                                                          Growth   Growth   Income    Bond
                                                                           Fund     Fund     Fund     Fund
                                                                         Class 2  Class 2  Class 2  Class 2
FOR THE YEAR ENDED DECEMBER 31, 2014

OPERATIONS:
   Net investment income (loss)                                          $   212  $    70  $   495  $ 1,275
   Net realized gain (loss) on investments                                   (19)      18       14      (31)
   Capital gain distributions from mutual funds                               --       --       --       --
   Net change in unrealized appreciation (depreciation) of investments     1,442      124    1,510   (1,770)
                                                                         -------  -------  -------  -------
Increase (decrease) in net assets resulting from operations                1,635      212    2,019     (526)
                                                                         -------  -------  -------  -------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                            5,125    6,737    2,068      993
   Net transfers from (to) other Divisions or fixed rate option           64,674   11,569   75,432   27,269
   Internal rollovers                                                         --       --       --       --
   Cost of insurance and other charges                                    (3,962)  (7,006)  (6,765)  (1,221)
   Administrative charges                                                   (257)    (375)    (343)     (56)
   Policy loans                                                                1       --       --       --
   Death benefits                                                             --       --       --       --
   Withdrawals                                                                --       --       --       --
                                                                         -------  -------  -------  -------
Increase (decrease) in net assets resulting from principal transactions   65,581   10,925   70,392   26,985
                                                                         -------  -------  -------  -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   67,216   11,137   72,411   26,459

NET ASSETS:
   Beginning of year                                                          --       --       --       --
                                                                         -------  -------  -------  -------
   End of year                                                           $67,216  $11,137  $72,411  $26,459
                                                                         =======  =======  =======  =======
FOR THE YEAR ENDED DECEMBER 31, 2013

OPERATIONS:
   Net investment income (loss)                                          $    --  $    --  $    --  $    --
   Net realized gain (loss) on investments                                    --       --       --       --
   Capital gain distributions from mutual funds                               --       --       --       --
   Net change in unrealized appreciation (depreciation) of investments        --       --       --       --
                                                                         -------  -------  -------  -------
Increase (decrease) in net assets resulting from operations                   --       --       --       --
                                                                         -------  -------  -------  -------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                               --       --       --       --
   Net transfers from (to) other Divisions or fixed rate option               --       --       --       --
   Internal rollovers                                                         --       --       --       --
   Cost of insurance and other charges                                        --       --       --       --
   Administrative charges                                                     --       --       --       --
   Policy loans                                                               --       --       --       --
   Death benefits                                                             --       --       --       --
   Withdrawals                                                                --       --       --       --
                                                                         -------  -------  -------  -------
Increase (decrease) in net assets resulting from principal transactions       --       --       --       --
                                                                         -------  -------  -------  -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       --       --       --       --

NET ASSETS:
   Beginning of year                                                          --       --       --       --
                                                                         -------  -------  -------  -------
   End of year                                                           $    --  $    --  $    --  $    --
                                                                         =======  =======  =======  =======

                                   VL-R - 9

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013

                                                                                               Divisions
                                                                         -----------------------------------------------------
                                                                                                       Anchor
                                                                                          Anchor    Series Trust
                                                                           American    Series Trust  Government    Dreyfus IP
                                                                           Funds IS      Capital    and Quality      MidCap
                                                                         International Appreciation     Bond         Stock
                                                                             Fund      Portfolio -  Portfolio -   Portfolio -
                                                                            Class 2      Class 3      Class 3    Initial Shares
FOR THE YEAR ENDED DECEMBER 31, 2014

OPERATIONS:
   Net investment income (loss)                                             $    51      $    (7)      $   57      $   24,119
   Net realized gain (loss) on investments                                      (27)         (62)          (2)        487,831
   Capital gain distributions from mutual funds                                  --          569           --          26,700
   Net change in unrealized appreciation (depreciation) of investments         (143)        (430)          (7)         (1,035)
                                                                            -------      -------       ------      ----------
Increase (decrease) in net assets resulting from operations                    (119)          70           48         537,615
                                                                            -------      -------       ------      ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                               2,931        2,693            7         259,538
   Net transfers from (to) other Divisions or fixed rate option               3,491       12,950        3,676         519,928
   Internal rollovers                                                            --           --           --              --
   Cost of insurance and other charges                                       (1,842)      (1,772)        (277)       (226,560)
   Administrative charges                                                      (153)        (149)          --         (12,181)
   Policy loans                                                                  --           --           --         (42,037)
   Death benefits                                                                --           --           --          (4,449)
   Withdrawals                                                                   --           --           --        (379,870)
                                                                            -------      -------       ------      ----------
Increase (decrease) in net assets resulting from principal transactions       4,427       13,722        3,406         114,369
                                                                            -------      -------       ------      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       4,308       13,792        3,454         651,984

NET ASSETS:
   Beginning of year                                                             --           --           --       4,936,230
                                                                            -------      -------       ------      ----------
   End of year                                                              $ 4,308      $13,792       $3,454      $5,588,214
                                                                            =======      =======       ======      ==========
FOR THE YEAR ENDED DECEMBER 31, 2013

OPERATIONS:
   Net investment income (loss)                                             $    --      $    --       $   --      $   35,303
   Net realized gain (loss) on investments                                       --           --           --         331,780
   Capital gain distributions from mutual funds                                  --           --           --              --
   Net change in unrealized appreciation (depreciation) of investments           --           --           --         905,524
                                                                            -------      -------       ------      ----------
Increase (decrease) in net assets resulting from operations                      --           --           --       1,272,607
                                                                            -------      -------       ------      ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                                  --           --           --         288,292
   Net transfers from (to) other Divisions or fixed rate option                  --           --           --         140,931
   Internal rollovers                                                            --           --           --              --
   Cost of insurance and other charges                                           --           --           --        (204,247)
   Administrative charges                                                        --           --           --         (13,500)
   Policy loans                                                                  --           --           --         (57,680)
   Death benefits                                                                --           --           --         (13,475)
   Withdrawals                                                                   --           --           --        (212,320)
                                                                            -------      -------       ------      ----------
Increase (decrease) in net assets resulting from principal transactions          --           --           --         (71,999)
                                                                            -------      -------       ------      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          --           --           --       1,200,608

NET ASSETS:
   Beginning of year                                                             --           --           --       3,735,622
                                                                            -------      -------       ------      ----------
   End of year                                                              $    --      $    --       $   --      $4,936,230
                                                                            =======      =======       ======      ==========

                                   VL-R - 10

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013

                                                                Divisions
                                         -------------------------------------------------------
                                          Dreyfus VIF                                Fidelity VIP
                                         International  Dreyfus VIF                     Asset
                                             Value     Opportunistic   Dreyfus VIF     Manager
                                          Portfolio -    Small Cap     Quality Bond  Portfolio -
                                            Initial     Portfolio -    Portfolio -     Service
                                            Shares     Initial Shares Initial Shares   Class 2
FOR THE YEAR ENDED DECEMBER 31, 2014

OPERATIONS:
   Net investment income (loss)            $  1,800     $   (41,963)    $   96,495    $   33,655
   Net realized gain (loss) on
     investments                              2,541       1,028,391         44,395       193,410
   Capital gain distributions from
     mutual funds                                --              --             --       221,909
   Net change in unrealized
     appreciation (depreciation) of
     investments                            (18,907)       (934,258)       111,787      (220,728)
                                           --------     -----------     ----------    ----------
Increase (decrease) in net assets
  resulting from operations                 (14,566)         52,170        252,677       228,246
                                           --------     -----------     ----------    ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                              21,721         545,998        394,481       366,756
   Net transfers from (to) other
     Divisions or fixed rate option           7,382        (783,599)       (35,878)         (182)
   Internal rollovers                            --              --             --            --
   Cost of insurance and other charges       (8,503)       (507,659)      (619,248)     (301,968)
   Administrative charges                    (1,086)        (23,485)       (18,178)      (16,840)
   Policy loans                                (772)        (46,080)       (11,621)      (10,633)
   Death benefits                                --         (36,771)       (14,220)      (30,775)
   Withdrawals                              (10,263)     (1,120,634)      (511,650)     (372,802)
                                           --------     -----------     ----------    ----------
Increase (decrease) in net assets
  resulting from principal transactions       8,479      (1,972,230)      (816,314)     (366,444)
                                           --------     -----------     ----------    ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS      (6,087)     (1,920,060)      (563,637)     (138,198)

NET ASSETS:
   Beginning of year                        145,715       9,596,389      6,157,970     4,672,189
                                           --------     -----------     ----------    ----------
   End of year                             $139,628     $ 7,676,329     $5,594,333    $4,533,991
                                           ========     ===========     ==========    ==========
FOR THE YEAR ENDED DECEMBER 31, 2013

OPERATIONS:
   Net investment income (loss)            $  1,773     $   (41,655)    $  151,187    $   35,195
   Net realized gain (loss) on
     investments                                364         649,552         65,253       148,799
   Capital gain distributions from
     mutual funds                                --              --             --        11,168
   Net change in unrealized
     appreciation (depreciation) of
     investments                             21,654       2,520,385       (360,366)      421,722
                                           --------     -----------     ----------    ----------
Increase (decrease) in net assets
  resulting from operations                  23,791       3,128,282       (143,926)      616,884
                                           --------     -----------     ----------    ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                              22,465         583,422        410,034       358,508
   Net transfers from (to) other
     Divisions or fixed rate option          14,835        (337,305)        37,908        (1,299)
   Internal rollovers                            --              --             --            --
   Cost of insurance and other charges      (10,956)       (513,640)      (638,291)     (307,139)
   Administrative charges                    (1,123)        (25,169)       (18,854)      (16,647)
   Policy loans                                (352)        (66,974)       (41,164)      (32,096)
   Death benefits                                --          (3,144)       (17,822)      (34,824)
   Withdrawals                               (2,257)       (549,492)      (509,341)     (265,180)
                                           --------     -----------     ----------    ----------
Increase (decrease) in net assets
  resulting from principal transactions      22,612        (912,302)      (777,530)     (298,677)
                                           --------     -----------     ----------    ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS      46,403       2,215,980       (921,456)      318,207

NET ASSETS:
   Beginning of year                         99,312       7,380,409      7,079,426     4,353,982
                                           --------     -----------     ----------    ----------
   End of year                             $145,715     $ 9,596,389     $6,157,970    $4,672,189
                                           ========     ===========     ==========    ==========

                                   VL-R - 11

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013

                                                                 Divisions
                                         --------------------------------------------------------
                                                                         Fidelity VIP Fidelity VIP
                                                                           Freedom      Freedom
                                          Fidelity VIP    Fidelity VIP       2020         2025
                                           Contrafund     Equity-Income  Portfolio -  Portfolio -
                                           Portfolio -     Portfolio -     Service      Service
                                         Service Class 2 Service Class 2   Class 2      Class 2
FOR THE YEAR ENDED DECEMBER 31, 2014

OPERATIONS:
   Net investment income (loss)            $    68,109     $   371,996    $   3,289    $   5,330
   Net realized gain (loss) on
     investments                             2,326,663         967,843       11,261       28,051
   Capital gain distributions from
     mutual funds                              679,246         252,791        6,427       13,839
   Net change in unrealized
     appreciation (depreciation) of
     investments                               293,249        (200,691)      (7,117)     (16,520)
                                           -----------     -----------    ---------    ---------
Increase (decrease) in net assets
  resulting from operations                  3,367,267       1,391,939       13,860       30,700
                                           -----------     -----------    ---------    ---------
PRINCIPAL TRANSACTIONS:
   Net premiums                              1,678,794       1,136,890       45,912       64,118
   Net transfers from (to) other
     Divisions or fixed rate option          1,326,373          50,168       44,866         (864)
   Internal rollovers                            2,116           2,116           --           --
   Cost of insurance and other charges      (1,314,591)       (809,943)     (23,032)     (50,777)
   Administrative charges                      (80,471)        (55,030)      (2,320)      (3,206)
   Policy loans                               (243,852)       (118,581)     (12,605)       7,631
   Death benefits                             (111,672)        (78,809)        (251)          --
   Withdrawals                              (2,321,589)     (1,570,867)     (52,477)    (132,790)
                                           -----------     -----------    ---------    ---------
Increase (decrease) in net assets
  resulting from principal transactions     (1,064,892)     (1,444,056)          93     (115,888)
                                           -----------     -----------    ---------    ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS      2,302,375         (52,117)      13,953      (85,188)

NET ASSETS:
   Beginning of year                        31,814,973      17,985,957      348,635      722,900
                                           -----------     -----------    ---------    ---------
   End of year                             $34,117,348     $17,933,840    $ 362,588    $ 637,712
                                           ===========     ===========    =========    =========
FOR THE YEAR ENDED DECEMBER 31, 2013

OPERATIONS:
   Net investment income (loss)            $    75,702     $   290,000    $   2,894    $   7,494
   Net realized gain (loss) on
     investments                             1,689,965         875,332       16,027       32,627
   Capital gain distributions from
     mutual funds                                8,433       1,136,609        4,319        9,951
   Net change in unrealized
     appreciation (depreciation) of
     investments                             5,833,916       1,690,343       19,597       62,213
                                           -----------     -----------    ---------    ---------
Increase (decrease) in net assets
  resulting from operations                  7,608,016       3,992,284       42,837      112,285
                                           -----------     -----------    ---------    ---------
PRINCIPAL TRANSACTIONS:
   Net premiums                              1,852,589       1,279,502       52,731       64,873
   Net transfers from (to) other
     Divisions or fixed rate option           (166,451)       (258,221)      54,644      111,904
   Internal rollovers                               --              --           --           --
   Cost of insurance and other charges      (1,312,262)       (827,005)     (27,444)     (44,629)
   Administrative charges                      (89,872)        (62,143)      (2,636)      (3,244)
   Policy loans                               (126,663)       (201,286)         700       25,778
   Death benefits                              (53,740)        (64,946)         (45)         (23)
   Withdrawals                              (1,876,073)     (1,097,906)    (141,566)     (59,394)
                                           -----------     -----------    ---------    ---------
Increase (decrease) in net assets
  resulting from principal transactions     (1,772,472)     (1,232,005)     (63,616)      95,265
                                           -----------     -----------    ---------    ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS      5,835,544       2,760,279      (20,779)     207,550

NET ASSETS:
   Beginning of year                        25,979,429      15,225,678      369,414      515,350
                                           -----------     -----------    ---------    ---------
   End of year                             $31,814,973     $17,985,957    $ 348,635    $ 722,900
                                           ===========     ===========    =========    =========

                                   VL-R - 12

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                 Divisions
                                         --------------------------------------------------------
                                         Fidelity VIP                                 Fidelity VIP
                                           Freedom                                       Money
                                             2030      Fidelity VIP    Fidelity VIP      Market
                                         Portfolio -      Growth          Mid Cap     Portfolio -
                                           Service      Portfolio -     Portfolio -     Service
                                           Class 2    Service Class 2 Service Class 2   Class 2
FOR THE YEAR ENDED DECEMBER 31, 2014

OPERATIONS:
   Net investment income (loss)           $    7,870    $   (89,328)    $   (63,118)   $    (170)
   Net realized gain (loss) on
     investments                              28,510      1,245,457         320,495           --
   Capital gain distributions from
     mutual funds                             19,532             --         252,734           --
   Net change in unrealized
     appreciation (depreciation) of
     investments                             (19,114)       496,218          43,235           --
                                          ----------    -----------     -----------    ---------
Increase (decrease) in net assets
  resulting from operations                   36,798      1,652,347         553,346         (170)
                                          ----------    -----------     -----------    ---------
PRINCIPAL TRANSACTIONS:
   Net premiums                              133,787        971,979         661,500      631,753
   Net transfers from (to) other
     Divisions or fixed rate option          (78,810)       (29,572)         83,788     (920,264)
   Internal rollovers                             --             --              --      476,873
   Cost of insurance and other charges       (38,542)      (717,938)       (400,891)     (65,931)
   Administrative charges                     (6,712)       (46,490)        (33,008)     (46,364)
   Policy loans                                5,122        (66,913)        (51,207)     (52,529)
   Death benefits                                 --        (10,026)         (3,017)          --
   Withdrawals                               (21,211)    (1,006,704)       (665,440)          --
                                          ----------    -----------     -----------    ---------
Increase (decrease) in net assets
  resulting from principal transactions       (6,366)      (905,664)       (408,275)      23,538
                                          ----------    -----------     -----------    ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS       30,432        746,683         145,071       23,368

NET ASSETS:
   Beginning of year                         979,103     16,170,061      10,683,514           --
                                          ----------    -----------     -----------    ---------
   End of year                            $1,009,535    $16,916,744     $10,828,585    $  23,368
                                          ==========    ===========     ===========    =========
FOR THE YEAR ENDED DECEMBER 31, 2013

OPERATIONS:
   Net investment income (loss)           $    8,788    $   (75,106)    $   (32,721)   $      --
   Net realized gain (loss) on
     investments                              16,926      1,133,221         206,259           --
   Capital gain distributions from
     mutual funds                             12,135          9,997       1,255,653           --
   Net change in unrealized
     appreciation (depreciation) of
     investments                             122,262      3,266,992       1,372,196           --
                                          ----------    -----------     -----------    ---------
Increase (decrease) in net assets
  resulting from operations                  160,111      4,335,104       2,801,387           --
                                          ----------    -----------     -----------    ---------
PRINCIPAL TRANSACTIONS:
   Net premiums                              139,913      1,036,224         722,960           --
   Net transfers from (to) other
     Divisions or fixed rate option            3,960       (202,901)        (16,830)          --
   Internal rollovers                             --             --             252           --
   Cost of insurance and other charges       (36,565)      (699,310)       (398,221)          --
   Administrative charges                     (6,993)       (50,252)        (36,195)          --
   Policy loans                               45,979       (105,887)        (42,463)          --
   Death benefits                                (24)       (32,849)         (5,883)          --
   Withdrawals                               (51,756)      (974,224)       (444,806)          --
                                          ----------    -----------     -----------    ---------
Increase (decrease) in net assets
  resulting from principal transactions       94,514     (1,029,199)       (221,186)          --
                                          ----------    -----------     -----------    ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS      254,625      3,305,905       2,580,201           --

NET ASSETS:
   Beginning of year                         724,478     12,864,156       8,103,313           --
                                          ----------    -----------     -----------    ---------
   End of year                            $  979,103    $16,170,061     $10,683,514    $      --
                                          ==========    ===========     ===========    =========

                                   VL-R - 13

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                             Divisions
                                         -------------------------------------------------
                                                        Franklin
                                                        Templeton
                                                        Franklin    Franklin     Franklin
                                            Franklin    Small-Mid   Templeton   Templeton
                                           Templeton       Cap    Franklin U.S.  Franklin
                                         Franklin Small  Growth    Government     Mutual
                                           Cap Value       VIP     Securities   Shares VIP
                                           VIP Fund -    Fund -    VIP Fund -     Fund -
                                            Class 2      Class 2     Class 2     Class 2
FOR THE YEAR ENDED DECEMBER 31, 2014

OPERATIONS:
   Net investment income (loss)           $       529    $  (232)  $   65,046   $  103,903
   Net realized gain (loss) on
     investments                              492,039      1,162      (54,497)     488,402
   Capital gain distributions from
     mutual funds                             623,424      9,043           --       37,475
   Net change in unrealized
     appreciation (depreciation) of
     investments                           (1,129,367)    (6,837)      82,404     (178,979)
                                          -----------    -------   ----------   ----------
Increase (decrease) in net assets
  resulting from operations                   (13,375)     3,136       92,953      450,801
                                          -----------    -------   ----------   ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                               406,642        671      237,494      433,281
   Net transfers from (to) other
     Divisions or fixed rate option           185,715        (80)    (178,113)     (33,054)
   Internal rollovers                              --         --           --           --
   Cost of insurance and other charges       (269,280)    (1,629)    (186,190)    (263,953)
   Administrative charges                     (20,980)        --      (11,733)     (21,592)
   Policy loans                               (46,627)       (32)     (22,460)    (135,464)
   Death benefits                                  --     (2,077)     (14,427)     (38,635)
   Withdrawals                               (573,582)    (1,257)    (790,668)    (446,399)
                                          -----------    -------   ----------   ----------
Increase (decrease) in net assets
  resulting from principal transactions      (318,112)    (4,404)    (966,097)    (505,816)
                                          -----------    -------   ----------   ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS      (331,487)    (1,268)    (873,144)     (55,015)

NET ASSETS:
   Beginning of year                        8,569,689     45,932    3,878,306    7,065,970
                                          -----------    -------   ----------   ----------
   End of year                            $ 8,238,202    $44,664   $3,005,162   $7,010,955
                                          ===========    =======   ==========   ==========
FOR THE YEAR ENDED DECEMBER 31, 2013

OPERATIONS:
   Net investment income (loss)           $    50,091    $  (206)  $   85,919   $  100,149
   Net realized gain (loss) on
     investments                              332,863      3,132      (20,686)     455,261
   Capital gain distributions from
     mutual funds                             127,116      2,156           --           --
   Net change in unrealized
     appreciation (depreciation) of
     investments                            1,800,719      6,632     (182,913)   1,066,399
                                          -----------    -------   ----------   ----------
Increase (decrease) in net assets
  resulting from operations                 2,310,789     11,714     (117,680)   1,621,809
                                          -----------    -------   ----------   ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                               469,911        307      344,230      473,985
   Net transfers from (to) other
     Divisions or fixed rate option          (205,690)     6,831      (42,310)    (173,560)
   Internal rollovers                             252         --           --           --
   Cost of insurance and other charges       (277,331)    (1,637)    (225,533)    (311,966)
   Administrative charges                     (23,359)        --      (16,897)     (23,439)
   Policy loans                               (19,750)      (129)     (26,300)     (23,749)
   Death benefits                             (20,906)        --         (799)      (6,746)
   Withdrawals                               (468,887)    (2,245)    (209,571)    (731,964)
                                          -----------    -------   ----------   ----------
Increase (decrease) in net assets
  resulting from principal transactions      (545,760)     3,127     (177,180)    (797,439)
                                          -----------    -------   ----------   ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS     1,765,029     14,841     (294,860)     824,370

NET ASSETS:
   Beginning of year                        6,804,660     31,091    4,173,166    6,241,600
                                          -----------    -------   ----------   ----------
   End of year                            $ 8,569,689    $45,932   $3,878,306   $7,065,970
                                          ===========    =======   ==========   ==========

                                   VL-R - 14

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013

                                                                                   Divisions
                                                             ----------------------------------------------------
                                                                               Goldman
                                                                Franklin      Sachs VIT                  Invesco
                                                               Templeton      Strategic   Invesco V.I. V.I. Global
                                                               Templeton    Growth Fund - Core Equity  Real Estate
                                                              Foreign VIP   Institutional    Fund -      Fund -
                                                             Fund - Class 2    Shares       Series I    Series I
FOR THE YEAR ENDED DECEMBER 31, 2014

OPERATIONS:
   Net investment income (loss)                               $    90,103    $    (5,248)  $   32,879   $  2,141
   Net realized gain (loss) on investments                        393,663      1,836,761      563,360      2,321
   Capital gain distributions from mutual funds                        --        616,441       42,769         --
   Net change in unrealized appreciation (depreciation) of
     investments                                               (1,245,454)    (1,628,929)      42,458     13,041
                                                              -----------    -----------   ----------   --------
Increase (decrease) in net assets resulting from operations      (761,688)       819,025      681,466     17,503
                                                              -----------    -----------   ----------   --------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                   455,350             --      633,769     17,561
   Net transfers from (to) other Divisions or fixed rate
     option                                                       129,243     (4,025,344)     (35,295)    71,766
   Internal rollovers                                                  --             --           --         --
   Cost of insurance and other charges                           (339,286)      (406,473)    (583,012)    (4,747)
   Administrative charges                                         (19,789)          (124)     (23,618)    (1,309)
   Policy loans                                                  (120,229)          (238)     (76,822)       133
   Death benefits                                                  (7,016)            --      (41,415)        --
   Withdrawals                                                   (637,372)        (2,887)    (752,155)    (7,243)
                                                              -----------    -----------   ----------   --------
Increase (decrease) in net assets resulting from principal
  transactions                                                   (539,099)    (4,435,066)    (878,548)    76,161
                                                              -----------    -----------   ----------   --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        (1,300,787)    (3,616,041)    (197,082)    93,664

NET ASSETS:
   Beginning of year                                            7,138,619      6,936,211    9,154,360    116,994
                                                              -----------    -----------   ----------   --------
   End of year                                                $ 5,837,832    $ 3,320,170   $8,957,278   $210,658
                                                              ===========    ===========   ==========   ========
FOR THE YEAR ENDED DECEMBER 31, 2013

OPERATIONS:
   Net investment income (loss)                               $   114,622    $     9,482   $   75,471   $  4,219
   Net realized gain (loss) on investments                        266,095        181,681      407,271      1,403
   Capital gain distributions from mutual funds                        --        238,625           --         --
   Net change in unrealized appreciation (depreciation) of
     investments                                                  963,757      1,307,698    1,647,365     (3,501)
                                                              -----------    -----------   ----------   --------
Increase (decrease) in net assets resulting from operations     1,344,474      1,737,486    2,130,107      2,121
                                                              -----------    -----------   ----------   --------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                   462,474             --      653,555     25,513
   Net transfers from (to) other Divisions or fixed rate
     option                                                       (19,356)        (3,855)     (91,763)       698
   Internal rollovers                                                  --             --           --        252
   Cost of insurance and other charges                           (346,657)      (388,429)    (602,344)    (5,922)
   Administrative charges                                         (20,884)          (133)     (24,768)    (1,289)
   Policy loans                                                  (144,915)            (7)     (31,337)      (190)
   Death benefits                                                  (4,550)            --      (57,016)        --
   Withdrawals                                                   (302,348)          (898)    (576,337)    (1,488)
                                                              -----------    -----------   ----------   --------
Increase (decrease) in net assets resulting from principal
  transactions                                                   (376,236)      (393,322)    (730,010)    17,574
                                                              -----------    -----------   ----------   --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           968,238      1,344,164    1,400,097     19,695

NET ASSETS:
   Beginning of year                                            6,170,381      5,592,047    7,754,263     97,299
                                                              -----------    -----------   ----------   --------
   End of year                                                $ 7,138,619    $ 6,936,211   $9,154,360   $116,994
                                                              ===========    ===========   ==========   ========

                                   VL-R - 15

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                                              Divisions
                                                                         ---------------------------------------------------
                                                                         Invesco V.I.                            Invesco V.I.
                                                                          Government  Invesco V.I. Invesco V.I.    American
                                                                          Securities   High Yield  International  Franchise
                                                                            Fund -       Fund -    Growth Fund -    Fund -
                                                                           Series I     Series I     Series I      Series I
FOR THE YEAR ENDED DECEMBER 31, 2014

OPERATIONS:
   Net investment income (loss)                                            $  1,063    $  104,496   $    87,026    $   (29)
   Net realized gain (loss) on investments                                   (2,392)       27,262       541,182        842
   Capital gain distributions from mutual funds                                  --            --            --         --
   Net change in unrealized appreciation (depreciation) of investments        3,127      (101,838)     (621,513)      (324)
                                                                           --------    ----------   -----------    -------
Increase (decrease) in net assets resulting from operations                   1,798        29,920         6,695        489
                                                                           --------    ----------   -----------    -------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                               1,807       141,318       600,772         --
   Net transfers from (to) other Divisions or fixed rate option               1,564         5,258      (353,681)       (19)
   Internal rollovers                                                            --            --            --         --
   Cost of insurance and other charges                                      (12,591)      (47,674)     (431,868)      (422)
   Administrative charges                                                        --        (6,785)      (28,159)        --
   Policy loans                                                               5,674        (6,931)      (51,499)        --
   Death benefits                                                           (26,170)       (1,739)      (30,210)    (1,540)
   Withdrawals                                                               (5,697)      (90,222)     (923,263)        --
                                                                           --------    ----------   -----------    -------
Increase (decrease) in net assets resulting from principal transactions     (35,413)       (6,775)   (1,217,908)    (1,981)
                                                                           --------    ----------   -----------    -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     (33,615)       23,145    (1,211,213)    (1,492)

NET ASSETS:
   Beginning of year                                                         71,645     2,569,236     9,422,146      6,664
                                                                           --------    ----------   -----------    -------
   End of year                                                             $ 38,030    $2,592,381   $ 8,210,933    $ 5,172
                                                                           ========    ==========   ===========    =======
FOR THE YEAR ENDED DECEMBER 31, 2013

OPERATIONS:
   Net investment income (loss)                                            $  2,171    $  104,084   $    56,761    $    (7)
   Net realized gain (loss) on investments                                      664        36,147       331,661        775
   Capital gain distributions from mutual funds                                  --            --            --         --
   Net change in unrealized appreciation (depreciation) of investments       (5,614)        7,739     1,089,515      1,176
                                                                           --------    ----------   -----------    -------
Increase (decrease) in net assets resulting from operations                  (2,779)      147,970     1,477,937      1,944
                                                                           --------    ----------   -----------    -------

PRINCIPAL TRANSACTIONS:
   Net premiums                                                                 640       191,556       666,759         --
   Net transfers from (to) other Divisions or fixed rate option              (9,426)      166,189       346,207         --
   Internal rollovers                                                            --            --           252         --
   Cost of insurance and other charges                                       (1,793)      (46,935)     (443,394)      (514)
   Administrative charges                                                        --        (9,266)      (30,915)        --
   Policy loans                                                              (6,884)       (3,660)     (139,386)        --
   Death benefits                                                                --          (321)      (25,334)        --
   Withdrawals                                                                   --      (145,446)     (765,280)        --
                                                                           --------    ----------   -----------    -------
Increase (decrease) in net assets resulting from principal transactions     (17,463)      152,117      (391,091)      (514)
                                                                           --------    ----------   -----------    -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     (20,242)      300,087     1,086,846      1,430

NET ASSETS:
   Beginning of year                                                         91,887     2,269,149     8,335,300      5,234
                                                                           --------    ----------   -----------    -------
   End of year                                                             $ 71,645    $2,569,236   $ 9,422,146    $ 6,664
                                                                           ========    ==========   ===========    =======

                                   VL-R - 16

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013

                                                                                              Divisions
                                                                         ---------------------------------------------------
                                                                                       Janus Aspen Janus Aspen
                                                                         Invesco V.I.  Enterprise     Forty     Janus Aspen
                                                                          Growth and   Portfolio - Portfolio -    Overseas
                                                                         Income Fund -   Service     Service    Portfolio -
                                                                           Series I      Shares      Shares    Service Shares
FOR THE YEAR ENDED DECEMBER 31, 2014

OPERATIONS:
   Net investment income (loss)                                           $   125,963  $  (25,128)  $  (1,571)  $   237,518
   Net realized gain (loss) on investments                                    612,454     306,204      17,922      (369,274)
   Capital gain distributions from mutual funds                             1,188,507     351,547     135,031       989,932
   Net change in unrealized appreciation (depreciation) of investments       (978,738)    (74,500)   (113,653)   (2,078,918)
                                                                          -----------  ----------   ---------   -----------
Increase (decrease) in net assets resulting from operations                   948,186     558,123      37,729    (1,220,742)
                                                                          -----------  ----------   ---------   -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                               516,918     268,591      33,949       775,329
   Net transfers from (to) other Divisions or fixed rate option               151,270      21,006      24,323       (63,786)
   Internal rollovers                                                              --       1,587          --            --
   Cost of insurance and other charges                                       (428,255)   (176,970)    (10,324)     (502,271)
   Administrative charges                                                     (27,405)    (13,073)     (1,808)      (34,962)
   Policy loans                                                               (64,823)     (3,362)         --       (33,307)
   Death benefits                                                             (63,142)     (8,294)         --       (18,876)
   Withdrawals                                                               (494,765)   (399,712)     (7,590)     (505,708)
                                                                          -----------  ----------   ---------   -----------
Increase (decrease) in net assets resulting from principal transactions      (410,202)   (310,227)     38,550      (383,581)
                                                                          -----------  ----------   ---------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       537,984     247,896      76,279    (1,604,323)

NET ASSETS:
   Beginning of year                                                        9,952,150   5,081,183     416,706    10,039,056
                                                                          -----------  ----------   ---------   -----------
   End of year                                                            $10,490,134  $5,329,079   $ 492,985   $ 8,434,733
                                                                          ===========  ==========   =========   ===========
FOR THE YEAR ENDED DECEMBER 31, 2013

OPERATIONS:
   Net investment income (loss)                                           $    82,619  $   (8,948)  $     622   $   237,090
   Net realized gain (loss) on investments                                    631,965     288,867       5,044    (1,153,127)
   Capital gain distributions from mutual funds                                79,568          --          --            --
   Net change in unrealized appreciation (depreciation) of investments      1,749,547     965,996      90,010     2,136,413
                                                                          -----------  ----------   ---------   -----------
Increase (decrease) in net assets resulting from operations                 2,543,699   1,245,915      95,676     1,220,376
                                                                          -----------  ----------   ---------   -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                               555,481     295,866      36,366       882,764
   Net transfers from (to) other Divisions or fixed rate option                16,397       6,702      (4,715)     (313,256)
   Internal rollovers                                                              --          --         252            --
   Cost of insurance and other charges                                       (436,433)   (185,960)    (12,542)     (529,263)
   Administrative charges                                                     (25,929)    (14,410)     (1,831)      (41,371)
   Policy loans                                                               (73,699)    (22,336)         --       (53,689)
   Death benefits                                                              (2,646)       (252)         --       (13,813)
   Withdrawals                                                               (421,281)   (313,011)     (6,175)     (615,960)
                                                                          -----------  ----------   ---------   -----------
Increase (decrease) in net assets resulting from principal transactions      (388,110)   (233,401)     11,355      (684,588)
                                                                          -----------  ----------   ---------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     2,155,589   1,012,514     107,031       535,788

NET ASSETS:
   Beginning of year                                                        7,796,561   4,068,669     309,675     9,503,268
                                                                          -----------  ----------   ---------   -----------
   End of year                                                            $ 9,952,150  $5,081,183   $ 416,706   $10,039,056
                                                                          ===========  ==========   =========   ===========

                                   VL-R - 17

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013

                                                                                             Divisions
                                                                         ------------------------------------------------
                                                                                                   JPMorgan
                                                                         Janus Aspen  JPMorgan     Insurance    JPMorgan
                                                                           Global     Insurance      Trust      Insurance
                                                                          Research   Trust Core  International  Trust Mid
                                                                         Portfolio -    Bond        Equity      Cap Value
                                                                           Service   Portfolio -  Portfolio -  Portfolio -
                                                                           Shares      Class 1      Class 1      Class 1
FOR THE YEAR ENDED DECEMBER 31, 2014

OPERATIONS:
   Net investment income (loss)                                          $   15,489   $  3,035     $    856     $   1,566
   Net realized gain (loss) on investments                                  159,568       (325)       7,606        77,808
   Capital gain distributions from mutual funds                                  --         --           --        42,500
   Net change in unrealized appreciation (depreciation) of investments       29,509      1,761      (10,664)      (13,519)
                                                                         ----------   --------     --------     ---------
Increase (decrease) in net assets resulting from operations                 204,566      4,471       (2,202)      108,355
                                                                         ----------   --------     --------     ---------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                             273,010     22,615        9,058            --
   Net transfers from (to) other Divisions or fixed rate option             (84,268)    62,049      (62,600)       (6,261)
   Internal rollovers                                                            --         --           --            --
   Cost of insurance and other charges                                     (199,739)    (9,927)      (5,723)      (10,723)
   Administrative charges                                                   (12,170)    (1,164)        (445)          (16)
   Policy loans                                                             (25,663)      (491)         890        (3,341)
   Death benefits                                                              (213)        --           --       (13,614)
   Withdrawals                                                             (134,417)      (982)      (2,766)      (10,596)
                                                                         ----------   --------     --------     ---------
Increase (decrease) in net assets resulting from principal transactions    (183,460)    72,100      (61,586)      (44,551)
                                                                         ----------   --------     --------     ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      21,106     76,571      (63,788)       63,804

NET ASSETS:
   Beginning of year                                                      3,174,577     89,709       63,788       770,690
                                                                         ----------   --------     --------     ---------
   End of year                                                           $3,195,683   $166,280     $     --     $ 834,494
                                                                         ==========   ========     ========     =========
FOR THE YEAR ENDED DECEMBER 31, 2013

OPERATIONS:
   Net investment income (loss)                                          $   16,261   $  3,252     $    830     $   3,549
   Net realized gain (loss) on investments                                  129,468       (245)       1,326        61,074
   Capital gain distributions from mutual funds                                  --         --           --         8,864
   Net change in unrealized appreciation (depreciation) of investments      556,534     (4,695)       6,141       134,161
                                                                         ----------   --------     --------     ---------
Increase (decrease) in net assets resulting from operations                 702,263     (1,688)       8,297       207,648
                                                                         ----------   --------     --------     ---------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                             288,642     18,189       11,494            --
   Net transfers from (to) other Divisions or fixed rate option             (15,228)     2,408          (82)      (76,785)
   Internal rollovers                                                            --         --           --            --
   Cost of insurance and other charges                                     (182,637)    (8,106)      (6,807)      (17,874)
   Administrative charges                                                   (13,022)      (909)        (575)          (16)
   Policy loans                                                             (18,566)       108       (1,775)      (38,156)
   Death benefits                                                           (16,330)        --           --            --
   Withdrawals                                                             (213,404)    (1,689)      (1,116)      (14,939)
                                                                         ----------   --------     --------     ---------
Increase (decrease) in net assets resulting from principal transactions    (170,545)    10,001        1,139      (147,770)
                                                                         ----------   --------     --------     ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     531,718      8,313        9,436        59,878

NET ASSETS:
   Beginning of year                                                      2,642,859     81,396       54,352       710,812
                                                                         ----------   --------     --------     ---------
   End of year                                                           $3,174,577   $ 89,709     $ 63,788     $ 770,690
                                                                         ==========   ========     ========     =========

                                   VL-R - 18

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013

                                                                  Divisions
                                         ----------------------------------------------------------
                                          JPMorgan
                                          Insurance                                     MFS VIT
                                         Trust Small    MFS VIT        MFS VIT            New
                                          Cap Core    Core Equity       Growth         Discovery
                                         Portfolio -   Series -    Series - Initial Series - Initial
                                           Class 1   Initial Class      Class            Class
FOR THE YEAR ENDED DECEMBER 31, 2014

OPERATIONS:
   Net investment income (loss)          $  (16,512)  $   12,132     $   (40,423)     $   (29,070)
   Net realized gain (loss) on
     investments                            276,246      275,778         774,477          218,906
   Capital gain distributions from
     mutual funds                           288,354           --         707,005        1,122,397
   Net change in unrealized
     appreciation (depreciation) of
     investments                           (230,012)     119,825        (570,243)      (1,785,436)
                                         ----------   ----------     -----------      -----------
Increase (decrease) in net assets
  resulting from operations                 318,076      407,735         870,816         (473,203)
                                         ----------   ----------     -----------      -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                             239,117      265,701         610,358          298,531
   Net transfers from (to) other
     Divisions or fixed rate option         275,983       82,472           1,262         (111,155)
   Internal rollovers                            --        1,058           1,058               --
   Cost of insurance and other charges     (133,466)    (212,801)       (647,010)        (233,536)
   Administrative charges                   (11,723)     (11,951)        (22,829)         (15,131)
   Policy loans                             (17,229)     (13,676)        (88,460)         (11,419)
   Death benefits                            (1,481)      (3,327)        (50,846)          (6,425)
   Withdrawals                             (251,589)    (182,818)       (778,335)        (416,443)
                                         ----------   ----------     -----------      -----------
Increase (decrease) in net assets
  resulting from principal transactions      99,612      (75,342)       (974,802)        (495,578)
                                         ----------   ----------     -----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS     417,688      332,393        (103,986)        (968,781)

NET ASSETS:
   Beginning of year                      3,563,217    3,894,856      11,066,832        6,071,770
                                         ----------   ----------     -----------      -----------
   End of year                           $3,980,905   $4,227,249     $10,962,846      $ 5,102,989
                                         ==========   ==========     ===========      ===========
FOR THE YEAR ENDED DECEMBER 31, 2013

OPERATIONS:
   Net investment income (loss)          $   (2,344)  $   17,051     $   (26,632)     $   (30,317)
   Net realized gain (loss) on
     investments                            307,742      314,863         648,388          123,189
   Capital gain distributions from
     mutual funds                                --           --          72,726           43,887
   Net change in unrealized
     appreciation (depreciation) of
     investments                            791,633      697,859       2,341,618        1,674,925
                                         ----------   ----------     -----------      -----------
Increase (decrease) in net assets
  resulting from operations               1,097,031    1,029,773       3,036,100        1,811,684
                                         ----------   ----------     -----------      -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                             258,218      320,961         718,704          340,470
   Net transfers from (to) other
     Divisions or fixed rate option         (77,996)     (23,687)        175,777           94,258
   Internal rollovers                            --           --              --               --
   Cost of insurance and other charges     (135,840)    (211,992)       (630,793)        (225,230)
   Administrative charges                   (12,511)     (14,762)        (27,694)         (16,391)
   Policy loans                             (43,433)     (18,954)        (27,399)         (40,021)
   Death benefits                            (6,702)     (33,469)        (11,154)         (18,467)
   Withdrawals                             (278,633)    (322,939)       (711,022)        (433,157)
                                         ----------   ----------     -----------      -----------
Increase (decrease) in net assets
  resulting from principal transactions    (296,897)    (304,842)       (513,581)        (298,538)
                                         ----------   ----------     -----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS     800,134      724,931       2,522,519        1,513,146

NET ASSETS:
   Beginning of year                      2,763,083    3,169,925       8,544,313        4,558,624
                                         ----------   ----------     -----------      -----------
   End of year                           $3,563,217   $3,894,856     $11,066,832      $ 6,071,770
                                         ==========   ==========     ===========      ===========

                                   VL-R - 19

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013

                                                                                              Divisions
                                                                         ---------------------------------------------------
                                                                                                                   Neubeger
                                                                                                                    Berman
                                                                                                      Neberger        AMT
                                                                                                     Berman AMT      Large
                                                                            MFS VIT       MFS VIT      Mid-Cap        Cap
                                                                           Research    Total Return    Growth        Value
                                                                           Series -      Series -    Portfolio -  Portfolio -
                                                                         Initial Class Initial Class   Class I      Class 1
FOR THE YEAR ENDED DECEMBER 31, 2014

OPERATIONS:
   Net investment income (loss)                                           $    8,324     $   5,692   $   (29,374)   $    82
   Net realized gain (loss) on investments                                   180,859        44,968       313,323      1,645
   Capital gain distributions from mutual funds                              200,832        11,206     2,368,141         --
   Net change in unrealized appreciation (depreciation) of investments      (144,112)      (27,947)   (2,258,516)     1,399
                                                                          ----------     ---------   -----------    -------
Increase (decrease) in net assets resulting from operations                  245,903        33,919       393,574      3,126
                                                                          ----------     ---------   -----------    -------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                              186,308            62       333,629        600
   Net transfers from (to) other Divisions or fixed rate option               (4,385)          557       (79,815)      (104)
   Internal rollovers                                                             --            --            --         --
   Cost of insurance and other charges                                      (156,707)      (35,123)     (224,415)    (3,417)
   Administrative charges                                                     (9,569)           --       (16,146)        --
   Policy loans                                                              (12,804)          157       (37,349)      (141)
   Death benefits                                                             (1,949)           --            --         --
   Withdrawals                                                              (178,422)      (70,257)     (229,817)        --
                                                                          ----------     ---------   -----------    -------
Increase (decrease) in net assets resulting from principal transactions     (177,528)     (104,604)     (253,913)    (3,062)
                                                                          ----------     ---------   -----------    -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       68,375       (70,685)      139,661         64

NET ASSETS:
   Beginning of year                                                       2,692,142       484,088     5,795,972     35,254
                                                                          ----------     ---------   -----------    -------
   End of year                                                            $2,760,517     $ 413,403   $ 5,935,633    $35,318
                                                                          ==========     =========   ===========    =======
FOR THE YEAR ENDED DECEMBER 31, 2013

OPERATIONS:
   Net investment income (loss)                                           $   (4,996)    $   5,495   $   (28,567)   $   218
   Net realized gain (loss) on investments                                   143,753        28,174       388,214      3,810
   Capital gain distributions from mutual funds                                5,738            --            --         --
   Net change in unrealized appreciation (depreciation) of investments       497,403        44,729     1,079,848      4,323
                                                                          ----------     ---------   -----------    -------
Increase (decrease) in net assets resulting from operations                  641,898        78,398     1,439,495      8,351
                                                                          ----------     ---------   -----------    -------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                              209,880           933       363,436        200
   Net transfers from (to) other Divisions or fixed rate option               76,048           449       (35,173)     6,057
   Internal rollovers                                                             --            --            --         --
   Cost of insurance and other charges                                      (150,559)      (35,660)     (241,117)    (3,085)
   Administrative charges                                                     (9,996)           --       (17,606)        --
   Policy loans                                                               (5,233)          (36)      (26,992)      (212)
   Death benefits                                                             (3,133)           --       (54,067)    (2,324)
   Withdrawals                                                              (109,763)       (6,824)     (250,127)    (1,916)
                                                                          ----------     ---------   -----------    -------
Increase (decrease) in net assets resulting from principal transactions        7,244       (41,138)     (261,646)    (1,280)
                                                                          ----------     ---------   -----------    -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      649,142        37,260     1,177,849      7,071

NET ASSETS:
   Beginning of year                                                       2,043,000       446,828     4,618,123     28,183
                                                                          ----------     ---------   -----------    -------
   End of year                                                            $2,692,142     $ 484,088   $ 5,795,972    $35,254
                                                                          ==========     =========   ===========    =======

                                   VL-R - 20

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                                            Divisions
                                                                         -----------------------------------------------
                                                                          Neuberger              Oppenheimer
                                                                           Berman                  Global
                                                                             AMT                  Strategic  Oppenheimer
                                                                          Socially   Oppenheimer   Income    Global Fund/
                                                                         Responsive    Capital     Fund/VA    VA - Non-
                                                                         Portfolio -   Income       (Non-      Service
                                                                           Class I     Fund A     Service)      Shares
FOR THE YEAR ENDED DECEMBER 31, 2014

OPERATIONS:
   Net investment income (loss)                                            $  (169)  $   23,170   $    116    $   37,251
   Net realized gain (loss) on investments                                   1,203      138,859        (91)      539,643
   Capital gain distributions from mutual funds                                 --           --         --       320,688
   Net change in unrealized appreciation (depreciation) of investments       6,057      (54,537)        47      (786,198)
                                                                           -------   ----------   --------    ----------
Increase (decrease) in net assets resulting from operations                  7,091      107,492         72       111,384
                                                                           -------   ----------   --------    ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                              8,084      135,193      3,987       536,253
   Net transfers from (to) other Divisions or fixed rate option                156       (8,154)       (28)      200,970
   Internal rollovers                                                           --           --         --            --
   Cost of insurance and other charges                                        (510)     (73,022)    (1,597)     (263,795)
   Administrative charges                                                     (662)      (6,941)        --       (27,009)
   Policy loans                                                                 --      (10,241)       193       (64,283)
   Death benefits                                                               --      (11,283)    (2,983)         (659)
   Withdrawals                                                              (3,875)    (360,644)      (218)     (451,944)
                                                                           -------   ----------   --------    ----------
Increase (decrease) in net assets resulting from principal transactions      3,193     (335,092)      (646)      (70,467)
                                                                           -------   ----------   --------    ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     10,284     (227,600)      (574)       40,917

NET ASSETS:
   Beginning of year                                                        74,333    1,540,831      5,071     6,979,241
                                                                           -------   ----------   --------    ----------
   End of year                                                             $84,617   $1,313,231   $  4,497    $7,020,158
                                                                           =======   ==========   ========    ==========
FOR THE YEAR ENDED DECEMBER 31, 2013

OPERATIONS:
   Net investment income (loss)                                            $    84   $   24,763   $  1,937    $   48,359
   Net realized gain (loss) on investments                                     194       54,275     (1,613)      307,485
   Capital gain distributions from mutual funds                                 --           --         --            --
   Net change in unrealized appreciation (depreciation) of investments      18,499       92,383       (903)    1,138,564
                                                                           -------   ----------   --------    ----------
Increase (decrease) in net assets resulting from operations                 18,777      171,421       (579)    1,494,408
                                                                           -------   ----------   --------    ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                              8,639      154,263      4,000       522,863
   Net transfers from (to) other Divisions or fixed rate option                 (4)      (7,045)   (40,134)      120,556
   Internal rollovers                                                           --           --         --           252
   Cost of insurance and other charges                                        (601)     (80,954)    (2,536)     (260,198)
   Administrative charges                                                     (714)      (7,870)        --       (26,516)
   Policy loans                                                                 --       (5,734)       186      (135,145)
   Death benefits                                                               --           --         --       (12,012)
   Withdrawals                                                                  --      (73,046)        --      (321,852)
                                                                           -------   ----------   --------    ----------
Increase (decrease) in net assets resulting from principal transactions      7,320      (20,386)   (38,484)     (112,052)
                                                                           -------   ----------   --------    ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     26,097      151,035    (39,063)    1,382,356

NET ASSETS:
   Beginning of year                                                        48,236    1,389,796     44,134     5,596,885
                                                                           -------   ----------   --------    ----------
   End of year                                                             $74,333   $1,540,831   $  5,071    $6,979,241
                                                                           =======   ==========   ========    ==========

                                   VL-R - 21

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                                         Divisions
                                                             ----------------------------------------------------------------
                                                                                    PIMCO VIT
                                                                                   Global Bond     PIMCO VIT      PIMCO VIT
                                                                  PIMCO VIT         Portfolio     Real Return     Short-Term
                                                             CommodityRealReturn   (Unhedged) -   Portfolio -    Portfolio -
                                                             Strategy Portfolio - Administrative Administrative Administrative
                                                             Administrative Class     Class          Class          Class
FOR THE YEAR ENDED DECEMBER 31, 2014

OPERATIONS:
   Net investment income (loss)                                   $   (2,952)        $  1,395     $   107,468    $     6,491
   Net realized gain (loss) on investments                           (88,193)            (861)       (158,616)        10,826
   Capital gain distributions from mutual funds                           --            2,475              --          4,510
   Net change in unrealized appreciation (depreciation) of
     investments                                                    (129,646)          (2,759)        379,234        (14,185)
                                                                  ----------         --------     -----------    -----------
Increase (decrease) in net assets resulting from operations         (220,791)             250         328,086          7,642
                                                                  ----------         --------     -----------    -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                      124,082            9,499         767,047        338,963
   Net transfers from (to) other Divisions or fixed rate
     option                                                          (72,978)          55,179         (82,627)       (60,038)
   Internal rollovers                                                     --               --              --             --
   Cost of insurance and other charges                               (69,225)          (8,117)       (785,436)      (273,351)
   Administrative charges                                             (6,237)            (903)        (34,825)       (16,768)
   Policy loans                                                       (5,582)          (4,553)        (23,446)       (26,699)
   Death benefits                                                         --               --         (79,589)       (47,839)
   Withdrawals                                                       (71,365)            (120)       (789,373)      (281,952)
                                                                  ----------         --------     -----------    -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                      (101,305)          50,985      (1,028,249)      (367,684)
                                                                  ----------         --------     -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             (322,096)          51,235        (700,163)      (360,042)

NET ASSETS:
   Beginning of year                                               1,261,795           58,532      12,132,852      4,804,840
                                                                  ----------         --------     -----------    -----------
   End of year                                                    $  939,699         $109,767     $11,432,689    $ 4,444,798
                                                                  ==========         ========     ===========    ===========
FOR THE YEAR ENDED DECEMBER 31, 2013

OPERATIONS:
   Net investment income (loss)                                   $   15,908         $    348     $   145,339    $     9,353
   Net realized gain (loss) on investments                          (172,256)            (434)       (129,992)        28,934
   Capital gain distributions from mutual funds                           --              410          98,891             --
   Net change in unrealized appreciation (depreciation) of
     investments                                                     (78,792)          (5,602)     (1,582,541)       (37,214)
                                                                  ----------         --------     -----------    -----------
Increase (decrease) in net assets resulting from operations         (235,140)          (5,278)     (1,468,303)         1,073
                                                                  ----------         --------     -----------    -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                      161,864           15,978         928,974        384,243
   Net transfers from (to) other Divisions or fixed rate
     option                                                          (27,327)             939        (239,991)       (54,470)
   Internal rollovers                                                    252               --              --             --
   Cost of insurance and other charges                               (94,350)          (6,619)       (831,069)      (239,196)
   Administrative charges                                             (8,304)            (799)        (43,399)       (19,258)
   Policy loans                                                       (2,191)              --         (58,823)        (7,045)
   Death benefits                                                     (1,529)              --         (20,374)        (9,408)
   Withdrawals                                                       (73,511)            (270)       (933,382)    (1,895,422)
                                                                  ----------         --------     -----------    -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                       (45,096)           9,229      (1,198,064)    (1,840,556)
                                                                  ----------         --------     -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             (280,236)           3,951      (2,666,367)    (1,839,483)

NET ASSETS:
   Beginning of year                                               1,542,031           54,581      14,799,219      6,644,323
                                                                  ----------         --------     -----------    -----------
   End of year                                                    $1,261,795         $ 58,532     $12,132,852    $ 4,804,840
                                                                  ==========         ========     ===========    ===========

                                   VL-R - 22

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013

                                                                                              Divisions
                                                                         --------------------------------------------------
                                                                                                       Pioneer
                                                                           PIMCO VIT                 Select Mid  Pioneer Mid
                                                                          Total Return  Pioneer Fund Cap Growth   Cap Value
                                                                          Portfolio -       VCT          VCT         VCT
                                                                         Administrative Portfolio -  Portfolio - Portfolio -
                                                                             Class        Class I      Class I     Class I
FOR THE YEAR ENDED DECEMBER 31, 2014

OPERATIONS:
   Net investment income (loss)                                           $   257,587    $   12,129  $  (14,057) $    2,772
   Net realized gain (loss) on investments                                    (33,363)       47,324     115,276      56,715
   Capital gain distributions from mutual funds                                    --       118,892     602,747     158,698
   Net change in unrealized appreciation (depreciation) of investments        357,145        (9,034)   (446,329)    (66,354)
                                                                          -----------    ----------  ----------  ----------
Increase (decrease) in net assets resulting from operations                   581,369       169,311     257,637     151,831
                                                                          -----------    ----------  ----------  ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                             1,011,757        79,252     155,392      74,321
   Net transfers from (to) other Divisions or fixed rate option               118,166       (10,397)    (45,254)     85,791
   Internal rollovers                                                              --            --          --          --
   Cost of insurance and other charges                                       (956,192)      (81,766)   (158,135)    (31,477)
   Administrative charges                                                     (50,728)       (2,635)     (5,747)     (3,755)
   Policy loans                                                               (58,639)       (9,778)    (10,806)     (8,547)
   Death benefits                                                            (107,572)      (10,465)    (32,022)         --
   Withdrawals                                                             (1,359,300)     (129,883)   (182,225)   (118,661)
                                                                          -----------    ----------  ----------  ----------
Increase (decrease) in net assets resulting from principal transactions    (1,402,508)     (165,672)   (278,797)     (2,328)
                                                                          -----------    ----------  ----------  ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (821,139)        3,639     (21,160)    149,503

NET ASSETS:
   Beginning of year                                                       16,119,465     1,671,452   3,037,831   1,145,657
                                                                          -----------    ----------  ----------  ----------
   End of year                                                            $15,298,326    $1,675,091  $3,016,671  $1,295,160
                                                                          ===========    ==========  ==========  ==========
FOR THE YEAR ENDED DECEMBER 31, 2013

OPERATIONS:
   Net investment income (loss)                                           $   271,428    $   12,608  $  (13,085) $    3,124
   Net realized gain (loss) on investments                                    (26,863)       65,255     120,225      53,819
   Capital gain distributions from mutual funds                               140,442        76,613     116,151          --
   Net change in unrealized appreciation (depreciation) of investments       (835,931)      309,488     723,956     213,898
                                                                          -----------    ----------  ----------  ----------
Increase (decrease) in net assets resulting from operations                  (450,924)      463,964     947,247     270,841
                                                                          -----------    ----------  ----------  ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                             1,274,065        90,321     158,204      95,962
   Net transfers from (to) other Divisions or fixed rate option              (346,916)      (14,086)    (15,059)    (30,781)
   Internal rollovers                                                              --            --          --          --
   Cost of insurance and other charges                                     (1,013,886)      (88,594)   (164,139)    (32,786)
   Administrative charges                                                     (62,598)       (3,084)     (5,982)     (4,844)
   Policy loans                                                               (38,133)        1,115      (7,806)     (8,476)
   Death benefits                                                             (46,495)      (20,410)         --          --
   Withdrawals                                                             (1,167,971)     (274,184)   (253,912)    (17,556)
                                                                          -----------    ----------  ----------  ----------
Increase (decrease) in net assets resulting from principal transactions    (1,401,934)     (308,922)   (288,694)      1,519
                                                                          -----------    ----------  ----------  ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (1,852,858)      155,042     658,553     272,360

NET ASSETS:
   Beginning of year                                                       17,972,323     1,516,410   2,379,278     873,297
                                                                          -----------    ----------  ----------  ----------
   End of year                                                            $16,119,465    $1,671,452  $3,037,831  $1,145,657
                                                                          ===========    ==========  ==========  ==========

                                   VL-R - 23

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                                                                             Divisions
                                                                         ------------------------------------------------
                                                                                                                  Putnam
                                                                          Putnam VT                              VT Multi-
                                                                         Diversified   Putnam VT     Putnam VT      Cap
                                                                           Income     Growth and   International  Growth
                                                                           Fund -    Income Fund - Value Fund -   Fund -
                                                                          Class IB     Class IB      Class IB    Class IB
FOR THE YEAR ENDED DECEMBER 31, 2014

OPERATIONS:
   Net investment income (loss)                                          $  515,476   $   109,401   $   38,676   $    (85)
   Net realized gain (loss) on investments                                   (3,540)      650,771      156,417      4,604
   Capital gain distributions from mutual funds                                  --            --           --         --
   Net change in unrealized appreciation (depreciation) of investments     (510,765)      476,968     (707,182)     1,211
                                                                         ----------   -----------   ----------   --------
Increase (decrease) in net assets resulting from operations                   1,171     1,237,140     (512,089)     5,730
                                                                         ----------   -----------   ----------   --------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                             203,992       691,605      489,587        600
   Net transfers from (to) other Divisions or fixed rate option             222,233       (64,250)      11,934       (461)
   Internal rollovers                                                            --         2,646           --         --
   Cost of insurance and other charges                                     (305,567)     (682,775)    (293,886)    (1,553)
   Administrative charges                                                   (10,893)      (31,763)     (23,120)        --
   Policy loans                                                             (28,623)      (42,905)     (33,803)      (106)
   Death benefits                                                            (6,516)      (23,628)     (10,941)    (1,976)
   Withdrawals                                                             (385,600)     (546,074)    (225,284)    (7,952)
                                                                         ----------   -----------   ----------   --------
Increase (decrease) in net assets resulting from principal transactions    (310,974)     (697,144)     (85,513)   (11,448)
                                                                         ----------   -----------   ----------   --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (309,803)      539,996     (597,602)    (5,718)

NET ASSETS:
   Beginning of year                                                      6,887,646    12,432,215    5,206,801     49,309
                                                                         ----------   -----------   ----------   --------
   End of year                                                           $6,577,843   $12,972,211   $4,609,199   $ 43,591
                                                                         ==========   ===========   ==========   ========
FOR THE YEAR ENDED DECEMBER 31, 2013

OPERATIONS:
   Net investment income (loss)                                          $  185,883   $   129,381   $   94,156   $    (23)
   Net realized gain (loss) on investments                                  (15,051)      587,313      157,763      2,092
   Capital gain distributions from mutual funds                                  --            --           --         --
   Net change in unrealized appreciation (depreciation) of investments      310,544     2,603,908      696,571     10,012
                                                                         ----------   -----------   ----------   --------
Increase (decrease) in net assets resulting from operations                 481,376     3,320,602      948,490     12,081
                                                                         ----------   -----------   ----------   --------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                             201,815       729,779      503,811        200
   Net transfers from (to) other Divisions or fixed rate option             (53,659)      (38,363)      43,190      6,920
   Internal rollovers                                                            --            --           --         --
   Cost of insurance and other charges                                     (287,799)     (667,117)    (295,983)    (1,416)
   Administrative charges                                                   (10,620)      (33,675)     (23,576)        --
   Policy loans                                                             (30,241)      (32,775)    (102,142)      (214)
   Death benefits                                                              (185)      (33,400)      (5,533)        --
   Withdrawals                                                             (242,931)     (545,855)    (392,084)        --
                                                                         ----------   -----------   ----------   --------
Increase (decrease) in net assets resulting from principal transactions    (423,620)     (621,406)    (272,317)     5,490
                                                                         ----------   -----------   ----------   --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      57,756     2,699,196      676,173     17,571

NET ASSETS:
   Beginning of year                                                      6,829,890     9,733,019    4,530,628     31,738
                                                                         ----------   -----------   ----------   --------
   End of year                                                           $6,887,646   $12,432,215   $5,206,801   $ 49,309
                                                                         ==========   ===========   ==========   ========

                                   VL-R - 24

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                                          Divisions
                                                                         ------------------------------------------
                                                                         Putnam VT           SunAmerica
                                                                         Small Cap Putnam VT Aggressive  SunAmerica
                                                                           Value    Voyager    Growth     Balanced
                                                                          Fund -    Fund -   Portfolio - Portfolio -
                                                                         Class IB  Class IB    Class 1     Class 1
FOR THE YEAR ENDED DECEMBER 31, 2014

OPERATIONS:
   Net investment income (loss)                                          $     75  $    494  $   (7,734) $   18,086
   Net realized gain (loss) on investments                                 10,760    11,559     165,523     234,549
   Capital gain distributions from mutual funds                            59,694     3,961          --          --
   Net change in unrealized appreciation (depreciation) of investments    (64,923)    2,060    (161,769)    (28,182)
                                                                         --------  --------  ----------  ----------
Increase (decrease) in net assets resulting from operations                 5,606    18,074      (3,980)    224,453
                                                                         --------  --------  ----------  ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                             7,550       787     137,687     137,576
   Net transfers from (to) other Divisions or fixed rate option           (17,965)     (940)     (2,576)     45,407
   Internal rollovers                                                          --        --          --          --
   Cost of insurance and other charges                                    (10,165)   (7,642)    (57,992)    (99,417)
   Administrative charges                                                    (338)       --      (6,858)     (6,675)
   Policy loans                                                            (2,602)   (1,771)     (2,121)    (14,114)
   Death benefits                                                          (2,240)   (1,719)     (1,513)    (35,534)
   Withdrawals                                                            (28,015)  (12,951)   (304,639)   (484,817)
                                                                         --------  --------  ----------  ----------
Increase (decrease) in net assets resulting from principal transactions   (53,775)  (24,236)   (238,012)   (457,574)
                                                                         --------  --------  ----------  ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (48,169)   (6,162)   (241,992)   (233,121)

NET ASSETS:
   Beginning of year                                                      276,055   207,795   1,538,347   2,306,189
                                                                         --------  --------  ----------  ----------
   End of year                                                           $227,886  $201,633  $1,296,355  $2,073,068
                                                                         ========  ========  ==========  ==========
FOR THE YEAR ENDED DECEMBER 31, 2013

OPERATIONS:
   Net investment income (loss)                                          $    752  $    180  $   (8,361) $   20,961
   Net realized gain (loss) on investments                                  7,608    16,815     169,239     123,026
   Capital gain distributions from mutual funds                             3,102        --          --          --
   Net change in unrealized appreciation (depreciation) of investments     62,298    33,082     292,382     189,786
                                                                         --------  --------  ----------  ----------
Increase (decrease) in net assets resulting from operations                73,760    50,077     453,260     333,773
                                                                         --------  --------  ----------  ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                             7,754     1,027     142,567     136,498
   Net transfers from (to) other Divisions or fixed rate option            19,632    52,851      22,816     366,377
   Internal rollovers                                                         252        --          --          --
   Cost of insurance and other charges                                    (10,017)   (8,407)    (58,609)    (96,367)
   Administrative charges                                                    (351)       --      (7,091)     (6,758)
   Policy loans                                                              (231)        7     (18,127)     (5,062)
   Death benefits                                                              --        --      (1,666)     (6,774)
   Withdrawals                                                               (820)   (2,073)    (76,279)   (114,358)
                                                                         --------  --------  ----------  ----------
Increase (decrease) in net assets resulting from principal transactions    16,219    43,405       3,611     273,556
                                                                         --------  --------  ----------  ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    89,979    93,482     456,871     607,329

NET ASSETS:
   Beginning of year                                                      186,076   114,313   1,081,476   1,698,860
                                                                         --------  --------  ----------  ----------
   End of year                                                           $276,055  $207,795  $1,538,347  $2,306,189
                                                                         ========  ========  ==========  ==========

                                   VL-R - 25

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                                         Divisions
                                                                         -----------------------------------------
                                                                         UIF Capital   VALIC      VALIC     VALIC
                                                                           Growth    Company I  Company I Company I
                                                                         Portfolio -  Dynamic   Emerging   Foreign
                                                                           Class I   Allocation Economies   Value
                                                                           Shares       Fund      Fund      Fund
FOR THE YEAR ENDED DECEMBER 31, 2014

OPERATIONS:
   Net investment income (loss)                                          $  (15,287)  $   217    $   --    $   (3)
   Net realized gain (loss) on investments                                  219,663       (16)       (5)       (4)
   Capital gain distributions from mutual funds                             221,673       299        --        --
   Net change in unrealized appreciation (depreciation) of investments     (247,226)     (299)       58      (153)
                                                                         ----------   -------    ------    ------
Increase (decrease) in net assets resulting from operations                 178,823       201        53      (160)
                                                                         ----------   -------    ------    ------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                             192,315     3,024       682     1,179
   Net transfers from (to) other Divisions or fixed rate option             (71,281)   19,599     6,152       920
   Internal rollovers                                                            --        --        --        --
   Cost of insurance and other charges                                     (182,162)   (3,914)     (643)     (504)
   Administrative charges                                                    (6,093)     (155)      (35)      (66)
   Policy loans                                                             (28,652)       --        --        --
   Death benefits                                                           (34,315)       --        --        --
   Withdrawals                                                             (213,493)       --        --        --
                                                                         ----------   -------    ------    ------
Increase (decrease) in net assets resulting from principal transactions    (343,681)   18,554     6,156     1,529
                                                                         ----------   -------    ------    ------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (164,858)   18,755     6,209     1,369

NET ASSETS:
   Beginning of year                                                      3,189,301        --        --        --
                                                                         ----------   -------    ------    ------
   End of year                                                           $3,024,443   $18,755    $6,209    $1,369
                                                                         ==========   =======    ======    ======
FOR THE YEAR ENDED DECEMBER 31, 2013

OPERATIONS:
   Net investment income (loss)                                          $   (1,228)  $    --    $   --    $   --
   Net realized gain (loss) on investments                                  110,100        --        --        --
   Capital gain distributions from mutual funds                             103,191        --        --        --
   Net change in unrealized appreciation (depreciation) of investments      859,600        --        --        --
                                                                         ----------   -------    ------    ------
Increase (decrease) in net assets resulting from operations               1,071,663        --        --        --
                                                                         ----------   -------    ------    ------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                             185,735        --        --        --
   Net transfers from (to) other Divisions or fixed rate option            (210,896)       --        --        --
   Internal rollovers                                                            --        --        --        --
   Cost of insurance and other charges                                     (189,907)       --        --        --
   Administrative charges                                                    (5,971)       --        --        --
   Policy loans                                                             (33,750)       --        --        --
   Death benefits                                                            (2,018)       --        --        --
   Withdrawals                                                             (159,816)       --        --        --
                                                                         ----------   -------    ------    ------
Increase (decrease) in net assets resulting from principal transactions    (416,623)       --        --        --
                                                                         ----------   -------    ------    ------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     655,040        --        --        --

NET ASSETS:
   Beginning of year                                                      2,534,261        --        --        --
                                                                         ----------   -------    ------    ------
   End of year                                                           $3,189,301   $    --    $   --    $   --
                                                                         ==========   =======    ======    ======

                                   VL-R - 26

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                                            Divisions
                                                                         ----------------------------------------------
                                                                                                  VALIC        VALIC
                                                                           VALIC      VALIC    Company II    Company I
                                                                         Company II Company II  Socially   International
                                                                          Mid Cap   Strategic  Responsible   Equities
                                                                           Value    Bond Fund     Fund      Index Fund
FOR THE YEAR ENDED DECEMBER 31, 2014

OPERATIONS:
   Net investment income (loss)                                           $    (3)   $   (23)    $    --    $   49,495
   Net realized gain (loss) on investments                                     (6)       (11)          5        68,313
   Capital gain distributions from mutual funds                                --         --          --            --
   Net change in unrealized appreciation (depreciation) of investments         18       (265)         33      (272,899)
                                                                          -------    -------     -------    ----------
Increase (decrease) in net assets resulting from operations                     9       (299)         38      (155,091)
                                                                          -------    -------     -------    ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                             1,359       (716)      1,299       182,022
   Net transfers from (to) other Divisions or fixed rate option             2,282     52,796      13,898       122,635
   Internal rollovers                                                          --         --          --            --
   Cost of insurance and other charges                                     (1,352)    (1,491)     (1,007)     (113,271)
   Administrative charges                                                     (71)       (68)        (70)       (8,657)
   Policy loans                                                                --          1          --         5,872
   Death benefits                                                              --         --          --       (36,862)
   Withdrawals                                                                 --         --          --      (134,661)
                                                                          -------    -------     -------    ----------
Increase (decrease) in net assets resulting from principal transactions     2,218     50,522      14,120        17,078
                                                                          -------    -------     -------    ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     2,227     50,223      14,158      (138,013)

NET ASSETS:
   Beginning of year                                                           --         --          --     2,621,512
                                                                          -------    -------     -------    ----------
   End of year                                                            $ 2,227    $50,223     $14,158    $2,483,499
                                                                          =======    =======     =======    ==========
FOR THE YEAR ENDED DECEMBER 31, 2013

OPERATIONS:
   Net investment income (loss)                                           $    --    $    --     $    --    $  (14,002)
   Net realized gain (loss) on investments                                     --         --          --        35,401
   Capital gain distributions from mutual funds                                --         --          --            --
   Net change in unrealized appreciation (depreciation) of investments         --         --          --       391,811
                                                                          -------    -------     -------    ----------
Increase (decrease) in net assets resulting from operations                    --         --          --       413,210
                                                                          -------    -------     -------    ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                                --         --          --       206,872
   Net transfers from (to) other Divisions or fixed rate option                --         --          --       (71,596)
   Internal rollovers                                                          --         --          --            --
   Cost of insurance and other charges                                         --         --          --      (114,375)
   Administrative charges                                                      --         --          --        (9,998)
   Policy loans                                                                --         --          --        (6,425)
   Death benefits                                                              --         --          --            --
   Withdrawals                                                                 --         --          --      (140,709)
                                                                          -------    -------     -------    ----------
Increase (decrease) in net assets resulting from principal transactions        --         --          --      (136,231)
                                                                          -------    -------     -------    ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        --         --          --       276,979

NET ASSETS:
   Beginning of year                                                           --         --          --     2,344,533
                                                                          -------    -------     -------    ----------
   End of year                                                            $    --    $    --     $    --    $2,621,512
                                                                          =======    =======     =======    ==========

                                   VL-R - 27

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                                              Divisions
                                                                         ---------------------------------------------------
                                                                                                                    VALIC
                                                                             VALIC         VALIC        VALIC     Company I
                                                                           Company I     Company I    Company I   Science &
                                                                         Mid Cap Index Money Market I Nasdaq-100  Technology
                                                                             Fund           Fund      Index Fund     Fund
FOR THE YEAR ENDED DECEMBER 31, 2014

OPERATIONS:
   Net investment income (loss)                                           $    92,168   $   (64,415)  $   14,998  $   (7,781)
   Net realized gain (loss) on investments                                    814,656            --      408,105     155,536
   Capital gain distributions from mutual funds                               643,322            --       26,918          --
   Net change in unrealized appreciation (depreciation) of investments       (229,106)           --      423,719     102,962
                                                                          -----------   -----------   ----------  ----------
Increase (decrease) in net assets resulting from operations                 1,321,040       (64,415)     873,740     250,717
                                                                          -----------   -----------   ----------  ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                               754,966     2,230,360      274,333     108,076
   Net transfers from (to) other Divisions or fixed rate option               (81,987)     (131,077)     (21,313)    119,988
   Internal rollovers                                                              --            --           --          --
   Cost of insurance and other charges                                       (668,773)   (1,528,895)    (195,007)    (62,484)
   Administrative charges                                                     (33,448)      (85,505)     (12,593)     (5,238)
   Policy loans                                                               (89,085)      (73,257)     (49,695)    (23,555)
   Death benefits                                                             (71,314)      (51,213)     (19,824)       (292)
   Withdrawals                                                             (1,257,194)   (1,981,680)    (304,264)   (100,100)
                                                                          -----------   -----------   ----------  ----------
Increase (decrease) in net assets resulting from principal transactions    (1,446,835)   (1,621,267)    (328,363)     36,395
                                                                          -----------   -----------   ----------  ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (125,795)   (1,685,682)     545,377     287,112

NET ASSETS:
   Beginning of year                                                       15,589,772    13,099,199    5,132,899   1,829,945
                                                                          -----------   -----------   ----------  ----------
   End of year                                                            $15,463,977   $11,413,517   $5,678,276  $2,117,057
                                                                          ===========   ===========   ==========  ==========
FOR THE YEAR ENDED DECEMBER 31, 2013

OPERATIONS:
   Net investment income (loss)                                           $   (76,525)  $   (79,296)  $  (24,247) $   (8,181)
   Net realized gain (loss) on investments                                    541,227            --      240,083      78,939
   Capital gain distributions from mutual funds                                    --            --           --          --
   Net change in unrealized appreciation (depreciation) of investments      3,505,917             2    1,126,999     465,804
                                                                          -----------   -----------   ----------  ----------
Increase (decrease) in net assets resulting from operations                 3,970,619       (79,294)   1,342,835     536,562
                                                                          -----------   -----------   ----------  ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                               796,316     1,845,743      323,051     108,666
   Net transfers from (to) other Divisions or fixed rate option                19,749       105,528       19,339      96,605
   Internal rollovers                                                              --            --           --          --
   Cost of insurance and other charges                                       (660,408)   (1,580,455)    (190,828)    (64,069)
   Administrative charges                                                     (35,279)      (75,372)     (15,267)     (5,205)
   Policy loans                                                               (59,224)      (21,697)     (19,688)     (6,646)
   Death benefits                                                             (29,329)      (39,947)      (1,698)     (9,712)
   Withdrawals                                                             (1,165,384)     (999,620)    (180,350)   (120,560)
                                                                          -----------   -----------   ----------  ----------
Increase (decrease) in net assets resulting from principal transactions    (1,133,559)     (765,820)     (65,441)       (921)
                                                                          -----------   -----------   ----------  ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     2,837,060      (845,114)   1,277,394     535,641

NET ASSETS:
   Beginning of year                                                       12,752,712    13,944,313    3,855,505   1,294,304
                                                                          -----------   -----------   ----------  ----------
   End of year                                                            $15,589,772   $13,099,199   $5,132,899  $1,829,945
                                                                          ===========   ===========   ==========  ==========

                                   VL-R - 28

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                                             Divisions
                                                                         ------------------------------------------------
                                                                           VALIC        VALIC      Vanguard
                                                                         Company I    Company I    VIF High   Vanguard VIF
                                                                         Small Cap   Stock Index  Yield Bond   REIT Index
                                                                         Index Fund     Fund      Portfolio    Portfolio
FOR THE YEAR ENDED DECEMBER 31, 2014

OPERATIONS:
   Net investment income (loss)                                          $   47,087  $   237,556  $  367,937  $   375,995
   Net realized gain (loss) on investments                                  542,470    1,305,412      97,003      661,872
   Capital gain distributions from mutual funds                             163,728      480,801          --      614,436
   Net change in unrealized appreciation (depreciation) of investments     (436,237)     530,628    (179,971)   1,802,110
                                                                         ----------  -----------  ----------  -----------
Increase (decrease) in net assets resulting from operations                 317,048    2,554,397     284,969    3,454,413
                                                                         ----------  -----------  ----------  -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                             434,293    1,167,748     627,589      940,402
   Net transfers from (to) other Divisions or fixed rate option           1,027,935      (22,716)    121,513      104,963
   Internal rollovers                                                            --           --          --           --
   Cost of insurance and other charges                                     (251,210)  (1,185,146)   (382,502)    (573,154)
   Administrative charges                                                   (21,246)     (49,985)    (29,049)     (45,902)
   Policy loans                                                             (84,904)    (149,744)    (56,384)    (104,510)
   Death benefits                                                           (46,542)     (81,888)     (6,247)     (54,794)
   Withdrawals                                                             (522,696)  (1,696,672)   (296,641)    (729,557)
                                                                         ----------  -----------  ----------  -----------
Increase (decrease) in net assets resulting from principal transactions     535,630   (2,018,403)    (21,721)    (462,552)
                                                                         ----------  -----------  ----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     852,678      535,994     263,248    2,991,861

NET ASSETS:
   Beginning of year                                                      7,347,965   21,199,509   7,457,681   11,900,404
                                                                         ----------  -----------  ----------  -----------
   End of year                                                           $8,200,643  $21,735,503  $7,720,929  $14,892,265
                                                                         ==========  ===========  ==========  ===========
FOR THE YEAR ENDED DECEMBER 31, 2013

OPERATIONS:
   Net investment income (loss)                                          $  (37,892) $  (100,538) $  350,560  $   184,926
   Net realized gain (loss) on investments                                  391,051      877,742     104,896      598,793
   Capital gain distributions from mutual funds                                  --           --          --      313,305
   Net change in unrealized appreciation (depreciation) of investments    1,715,912    4,515,581    (183,277)    (841,628)
                                                                         ----------  -----------  ----------  -----------
Increase (decrease) in net assets resulting from operations               2,069,071    5,292,785     272,179      255,396
                                                                         ----------  -----------  ----------  -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                             448,526    1,204,953     679,606    1,032,355
   Net transfers from (to) other Divisions or fixed rate option              36,191     (390,162)    (60,352)     (92,788)
   Internal rollovers                                                            --           --          --          252
   Cost of insurance and other charges                                     (253,334)  (1,217,349)   (364,351)    (611,706)
   Administrative charges                                                   (22,123)     (51,210)    (32,143)     (50,381)
   Policy loans                                                             (27,615)      (8,066)    (24,587)    (202,366)
   Death benefits                                                              (349)     (43,667)    (50,613)     (18,298)
   Withdrawals                                                             (495,781)  (1,385,016)   (499,350)    (856,663)
                                                                         ----------  -----------  ----------  -----------
Increase (decrease) in net assets resulting from principal transactions    (314,485)  (1,890,517)   (351,790)    (799,595)
                                                                         ----------  -----------  ----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   1,754,586    3,402,268     (79,611)    (544,199)

NET ASSETS:
   Beginning of year                                                      5,593,379   17,797,241   7,537,292   12,444,603
                                                                         ----------  -----------  ----------  -----------
   End of year                                                           $7,347,965  $21,199,509  $7,457,681  $11,900,404
                                                                         ==========  ===========  ==========  ===========

                                   VL-R - 29

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

Separate Account VL-R (the "Separate Account") was established by resolution of the Board of Directors of American General Life Insurance Company (the "Company") on May 6, 1997 to fund variable universal life insurance policies issued by the Company. The following products are included in the Separate
Account: AG Legacy Plus, Corporate America, Platinum Investor I, Platinum Investor II, Platinum Investor III, Platinum Investor IV, Platinum Investor FlexDirector, Platinum Investor PLUS, Platinum Investor Survivor, Platinum Investor Survivor II, Platinum Investor VIP, AG Corporate Investor, AG Income Advantage VUL, Income Advantage Select, Protection Advantage Select, Survivor Advantage, and Corporate Investor Select. These products are no longer available for sale (except for Income Advantage Select and Protection Advantage Select, which are available in California). On November 6, 2014, a new product, AG Platinum Choice VUL was introduced. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Separate Account is divided into "Divisions" that invest in independently managed mutual fund portfolios ("Funds"). The Funds available to policy owners through the various Divisions are as follows:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):
Invesco V.I. Core Equity Fund - Series I
Invesco V.I. Global Real Estate Fund - Series I
Invesco V.I. Government Securities Fund - Series I
Invesco V.I. High Yield Fund - Series I
Invesco V.I. International Growth Fund - Series I
Invesco V.I. American Franchise Fund - Series I (2)
Invesco V.I. Growth and Income Fund - Series I

THE ALGER PORTFOLIOS ("ALGER"):
Alger Capital Appreciation Portfolio - Class I-2 Shares
Alger Mid Cap Growth Portfolio - Class I-2 Shares

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. ("AMERICAN CENTURY VP"):
American Century VP Value Fund - Class I

AMERICAN FUNDS
American Funds IS Asset Allocation Fund Class 2 (5)
American Funds IS Growth Fund Class 2 (5)
American Funds IS Global Growth Fund Class 2 (5)
American Funds IS Growth-Income Fund Class 2 (5)
American Funds IS High-Income Bond Fund Class 2 (5)
American Funds IS International Fund Class 2 (5)

ANCHOR SERIES TRUST
Anchor Series Trust Government and Quality Bond Portfolio - Class 3 (5) Anchor Series Trust Capital Appreciation Portfolio - Class 3 (5)

DREYFUS INVESTMENT PORTFOLIOS ("DREYFUS IP"):
Dreyfus IP MidCap Stock Portfolio - Initial Shares

DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF"):
Dreyfus VIF International Value Portfolio - Initial Shares
Dreyfus VIF Opportunistic Small Cap Portfolio - Initial Shares
Dreyfus VIF Quality Bond Portfolio - Initial Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS ("FIDELITY(R) VIP"):
Fidelity(R) VIP Asset Manager/SM/ Portfolio - Service Class 2 Fidelity(R) VIP Contrafund(R) Portfolio - Service Class 2 Fidelity(R) VIP Equity-Income Portfolio - Service Class 2 Fidelity(R) VIP Freedom 2020 Portfolio - Service Class 2 Fidelity(R) VIP Freedom 2025 Portfolio - Service Class 2 Fidelity(R) VIP Freedom 2030 Portfolio - Service Class 2 Fidelity(R) VIP Growth Portfolio - Service Class 2 Fidelity(R) VIP Mid Cap Portfolio - Service Class 2 Fidelity(R) VIP Money Market Portfolio - Service Class 2 (5)

                                   VL-R - 30

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 1 - ORGANIZATION - CONTINUED


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST ("FRANKLIN TEMPLETON"):
Franklin Templeton Franklin Small Cap Value VIP Fund - Class 2
Franklin Templeton Franklin Small-Mid Cap Growth VIP Fund - Class 2
Franklin Templeton Templeton Foreign VIP Fund - Class 2
Franklin Templeton Franklin U.S. Government Securities VIP Fund - Class 2 Franklin Templeton Franklin Mutual Shares VIP Fund - Class 2

GOLDMAN SACHS VARIABLE INSURANCE TRUST ("GOLDMAN SACHS VIT"):
Goldman Sachs VIT Strategic Growth Fund - Institutional Shares

JANUS ASPEN SERIES ("JANUS ASPEN"):
Janus Aspen Enterprise Portfolio - Service Shares
Janus Aspen Forty Portfolio - Service Shares
Janus Aspen Overseas Portfolio - Service Shares
Janus Aspen Global Research Portfolio - Service Shares

JPMORGAN INSURANCE TRUST:
JPMorgan Insurance Trust Core Bond Portfolio - Class 1
JPMorgan Insurance Trust International Equity Portfolio - Class 1
JPMorgan Insurance Trust Mid Cap Value Portfolio - Class 1
JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1

MFS(R) VARIABLE INSURANCE TRUST/SM/ ("MFS(R) VIT"):
MFS(R) VIT Core Equity Series - Initial Class
MFS(R) VIT Growth Series - Initial Class
MFS(R) VIT New Discovery Series - Initial Class
MFS(R) VIT Research Series - Initial Class
MFS(R) VIT Total Return Series - Initial Class

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("NEUBERGER BERMAN AMT"):
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
Neubeger Berman AMT Large Cap Value Portfolio -Class I (3)
Neuberger Berman AMT Socially Responsive Portfolio - Class I

OPPENHEIMER VARIABLE ACCOUNT FUNDS ("OPPENHEIMER"):
Oppenheimer Capital Income Fund A
Oppenheimer Global Fund/VA - Non-Service Shares
Oppenheimer Global Strategic Income Fund/VA (Non-Service) (4)

PIMCO VARIABLE INSURANCE TRUST ("PIMCO VIT"):
PIMCO VIT CommodityRealReturn Strategy Portfolio - Administrative Class PIMCO VIT Global Bond Portfolio (Unhedged) - Administrative Class
PIMCO VIT Real Return Portfolio - Administrative Class
PIMCO VIT Short-Term Portfolio - Administrative Class
PIMCO VIT Total Return Portfolio - Administrative Class

PIONEER VARIABLE CONTRACTS TRUST ("PIONEER"):
Pioneer Fund VCT Portfolio - Class I
Pioneer Select Mid Cap Growth VCT Portfolio - Class I
Pioneer Mid Cap Value VCT Portfolio - Class I

PUTNAM VARIABLE TRUST ("PUTNAM VT"):
Putnam VT Diversified Income Fund - Class IB
Putnam VT Growth and Income Fund - Class IB
Putnam VT International Value Fund - Class IB
Putnam VT Multi-Cap Growth Fund - Class IB
Putnam VT Small Cap Value Fund - Class IB

                                   VL-R - 31

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 1 - ORGANIZATION - CONTINUED


PUTNAM VARIABLE TRUST ("PUTNAM VT"): - CONTINUED
Putnam VT Voyager Fund - Class IB

SUNAMERICA SERIES TRUST ("SUNAMERICA"):
SunAmerica Aggressive Growth Portfolio - Class 1
SunAmerica Balanced Portfolio - Class 1

SEASONS SERIES TRUST
Seasons Series Trust Mid Cap Value Portfolio - Class 3 (1) (5)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. ("UIF"):
UIF Capital Growth Portfolio - Class I Shares

VALIC COMPANY I:
VALIC Company I Dynamic Allocation Fund (5)
VALIC Company I Emerging Economies Fund (5)
VALIC Company I Foreign Value Fund (5)
VALIC Company I International Equities Index Fund
VALIC Company I Mid Cap Index Fund
VALIC Company I Money Market I Fund
VALIC Company I Nasdaq-100(R) Index Fund
VALIC Company I Science & Technology Fund
VALIC Company I Small Cap Index Fund
VALIC Company I Stock Index Fund

VALIC COMPANY II:
VALIC Co. II Mid Cap Value Fund (5)
VALIC Co. II Socially Responsible Fund (5)
VALIC Co. II Strategic Bond Fund (5)

VANGUARD(R) VARIABLE INSURANCE FUND ("VANGUARD(R) VIF"):
Vanguard(R) VIF High Yield Bond Portfolio
Vanguard(R) VIF REIT Index Portfolio

(1)Fund had no activity for current year.
(2)Effective April, 30 2012, Invesco Van Kampen V.I. Capital Growth Fund-Series I changed its name to Invesco V.I. American Franchise Fund
(3)Effective May 1, 2012, Neuberger AMT Partners Portfolio - Class I changed its name to Neuberger Berman AMT Large Cap Value Portfolio - Class I
(4)The Oppenheimer High Income Fund/VA merged into the Oppenheimer Global Strategic Income Fund/VA on October 26, 2012.
(5)Fund commenced operations on May 1, 2013.

SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to SunAmerica Series Trust.

The Variable Annuity Life Insurance Company, an affiliate of the Company, serves as the investment advisor to VALIC Company I.

In addition to the Divisions above, policy owners may allocate funds to a fixed account that is part of the Company's general account. Policy owners should refer to the prospectus and prospectus supplements for a complete description of the available Funds and the fixed account.

The assets of the Separate Account are segregated from the Company's other assets. The operations of the Separate Account are part of the Company.

Net premiums from the policies are allocated to the Divisions and invested in the Funds in accordance with policy owner instructions. The premiums are recorded as principal transactions in the Statements of Changes in Net Assets.

                                   VL-R - 32

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION

The accompanying financial statements of the Separate Account have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP"). The accounting principles followed by the Separate Account and the methods of applying those principles are presented below.

USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the year. Actual results could differ from those estimates.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions which represent purchases and sales of investments are accounted for on the trade date at fair value. Realized gains and losses from security transactions are determined on the basis of first-in first-out. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt.

POLICY LOANS - When a policy loan is made, the loan amount is transferred to the Company from the policy owner's selected investment Division(s), and held as collateral. Interest on this collateral amount is credited to the policy. Loan repayments are invested in the policy owner's selected investment Division(s), after they are first used to repay all loans taken from the declared fixed interest account option.

FEDERAL INCOME TAXES - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. As a result, the Separate Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

ACCUMULATION UNIT - This is a measuring unit used to calculate the policy owner's interest. Such units are valued on each day that the New York Stock Exchange ("NYSE") is open for business to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

INTERNAL ROLLOVERS - A policy owner with an eligible Company life insurance policy may elect to replace their existing policy with another insurance policy offered by the Company. Internal rollovers are included in the Statements of Changes in Net Assets under principal transactions.

NOTE 3 - FAIR VALUE MEASUREMENTS

Assets and liabilities recorded at fair value in the Separate Account balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Separate Account's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgments. In making the assessment, the Separate Account considers factors specific to the asset or liability.

Level 1-- Fair value measurements that are quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include government and agency securities, actively traded listed common stocks and derivative contracts, most separate account assets and most mutual funds.

Level 2-- Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liability in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal and provincial obligations, hybrid securities, and derivative contracts.


                                   VL-R - 33

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 3 - FAIR VALUE MEASUREMENTS - CONTINUED


Level 3-- Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 principally include certain fixed income securities and equities.

The Separate Account assets measured at fair value as of December 31, 2014 consist of investments in registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2014, and respective hierarchy levels. As all assets of the Separate Account are classified as Level 1, no reconciliation of Level 3 assets and change in unrealized gains (losses) for Level 3 assets still held as of December 31, 2014, is presented.

NOTE 4 - POLICY CHARGES

DEDUCTIONS FROM PREMIUM PAYMENTS - Certain jurisdictions require that a deduction be made from each premium payment for premium taxes. The amount of such deduction currently ranges from 0% to 3.5%. For AG Corporate Investor, Corporate America, and Corporate Investor Select policies, the Company deducts from each premium payment a charge to cover costs associated with the issuance of the policy, administrative services the Company performs and a premium tax that is applicable to the Company in the state or other jurisdiction of the policy owner. A summary of premium expense charges for AG Corporate Investor, Corporate America, and Corporate Investor Select policies follows:

 POLICIES                   PREMIUM EXPENSE
 --------                   -------------------------------------------------
 AG Corporate Investor      4% up to the "target premium" and 5% on any
                            premium amounts in excess of the "target premium"
                            for policy years 1-3. 9% up to the "target
                            premium" and 5% on any premium amounts in excess
                            of the "target premium" for policy years 4-7. 5%
                            of all premium payments in policy years 8 and
                            thereafter.
 Corporate America          9% up to the "target premium" and 5% on any
                            premium amounts in excess of the "target premium"
                            for policy years 1-7. 5% of all premium payments
                            in policy years 8 and thereafter.
 Corporate Investor Select  4% up to the "target premium" and 5% on any premium amounts in excess of the "target premium"
                            for policy years 1-3. 9% up to the "target
                            premium" and 5% on any premium amounts in excess
                            of the "target premium" for policy years 4-7. 5%
                            of all premium payments in policy years 8 and
                            thereafter.

The "target premium" is an amount of premium that is approximately equal to the seven-pay premium, which is the maximum amount of premium that may be paid without the policy becoming a modified endowment contract.

For other policies offered through the Separate Account (except for AG Corporate Investor, Corporate America, Corporate Investor Select, and AG Legacy
Plus), the following premium expense charge may be deducted from each after-tax premium payment, prior to allocation to the Separate Account.

                                                    CURRENT
                                                    PREMIUM
                                                    EXPENSE
                    POLICIES                        CHARGE
                    --------                        -------
                    AG Income Advantage VUL          5.00%
                    Income Advantage Select          5.00%
                    Platinum Investor I and II       2.50%
                    Platinum Investor III            5.00%
                    Platinum Investor IV             5.00%
                    Platinum Investor FlexDirector   5.00%
                    Platinum Investor PLUS           5.00%
                    Platinum Investor Survivor       6.50%
                    Platinum Investor Survivor II    5.00%
                    Platinum Investor VIP            5.00%
                    Protection Advantage Select      5.00%
                    Survivor Advantage               5.00%
                    AG Platinum Choice VUL           9.00%

                                   VL-R - 34

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 4 - POLICY CHARGES - CONTINUED



MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGES - The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

Deductions for administrative expenses and mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and paid to the Company from the daily net asset value of the Divisions. A summary of these charges by policy follows:

                                      MORTALITY AND EXPENSE RISK FIRST REDUCTION IN MORTALITY  SECOND REDUCTION IN MORTALITY
                                      AND ADMINISTRATIVE CHARGES    AND EXPENSE RISK AND           AND EXPENSE RISK AND
POLICIES                                 MAXIMUM ANNUAL RATE     ADMINISTRATIVE CHARGES RATE   ADMINISTRATIVE CHARGES RATE
--------                              -------------------------- ----------------------------- -----------------------------
AG Corporate Investor                            0.65%           0.25% after 10th policy year  0.25% after 20th policy year
AG Income Advantage VUL                          0.70%           0.35% after 10th policy year  0.20% after 20th policy year
AG Legacy Plus                                   0.90%           0.25% after 10th policy year  0.25% after 20th policy year
Corporate America                                0.35%           0.10% after 10th policy year  0.10% after 20th policy year
Corporate America (reduced surrender
  charge)                                        0.65%           0.25% after 10th policy year  0.25% after 20th policy year
Corporate Investor Select                        0.65%           0.25% after 10th policy year  0.25% after 20th policy year
Income Advantage Select                          0.70%           0.35% after 10th policy year  0.20% after 20th policy year
Platinum Investor I and II                       0.75%           0.25% after 10th policy year  0.25% after 20th policy year
Platinum Investor III                            0.70%           0.25% after 10th policy year  0.35% after 20th policy year
Platinum Investor IV                             0.70%           0.35% after 10th policy year  0.25% after 20th policy year
Platinum Investor FlexDirector                   0.70%           0.25% after 10th policy year  0.35% after 20th policy year
Platinum Investor PLUS                           0.70%           0.25% after 10th policy year  0.35% after 20th policy year
Platinum Investor Survivor                       0.40%           0.20% after 10th policy year  0.10% after 30th policy year
Platinum Investor Survivor II                    0.75%           0.25% after 15th policy year  0.35% after 30th policy year
Platinum Investor VIP                            0.70%           0.35% after 10th policy year  0.20% after 20th policy year
Protection Advantage Select                      0.70%           0.35% after 10th policy year  0.20% after 20th policy year
Survivor Advantage                               0.70%           0.35% after 10th policy year  0.20% after 20th policy year
AG Platinum Choice VUL                           0.70%           0.35% after 10th policy year  0.15% after 20th policy year

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) RIDER CHARGE - Daily charges for the GMWB rider are assessed through the daily unit value calculation on all policies that have elected this option and are equivalent, on an annual basis, to 0.75% of the value of the policy, which may be increased to a maximum of 1.50%. These charges are included as part of the mortality and expense risk and administrative charges line of the Statements of Operations.

MONTHLY ADMINISTRATIVE AND EXPENSE CHARGES - Monthly administrative charges are paid to the Company for the administrative services provided under the current policies. The Company may charge a maximum fee of $12 for the monthly administration charge. The Company may deduct an additional monthly expense charge for expenses associated with acquisition, administrative and underwriting of your policy. The monthly expense charge is applied only against each $1,000 of coverage (if the policy offers both base and supplement coverage, then only each $1000 of base coverage). This charge varies according to the ages, gender and the premium class of the insured, as well as the amount of coverage. The monthly administrative and expense charges are paid by redemption of units outstanding. Monthly administrative and expense charges are included with cost of insurance and other charges in the Statements of Changes in Net Assets under principal transactions.

COST OF INSURANCE CHARGE - Since determination of both the insurance rate and the Company's net amount at risk depends upon several factors, the cost of insurance deduction may vary from month to month. Policy accumulation value, specified amount of insurance and certain characteristics of the insured person are among the variables included in the calculation for the monthly cost of insurance deduction. The cost of insurance charges are paid by redemption of units outstanding. Cost of insurance charges are included in the Statements of Changes in Net Assets under principal transactions.

OPTIONAL RIDER CHARGES - Monthly charges are deducted if the policy owner selects additional benefit riders. The charges for any rider selected will vary by policy within a range based on either the personal characteristics of the insured person or the specific coverage chosen under the rider. The rider charges are paid by redemption of units outstanding. Optional rider charges are included with cost of insurance and other charges in the Statements of Changes in Net Assets under principal transactions.


                                   VL-R - 35

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 4 - POLICY CHARGES - CONTINUED



TRANSFER CHARGES - The Company reserves the right to charge a $25 transfer fee for each transfer between divisions in excess of 12 during the policy year. Transfer requests are subject to the Company's published rules concerning market timing. A policy owner who violates these rules will for a period of time (typically six months), have certain restrictions placed on transfers. The transfer charges are paid by redemption of units outstanding. Transfer charges are included with net transfers from (to) other divisions or fixed rate option in the Statements of Changes in Net Assets under principal transactions.

SURRENDER CHARGE - A surrender charge may be applicable to certain withdrawal amounts and is payable to the Company. The amount of the surrender charge depends on the age and other insurance characteristics of the insured person. For partial surrenders, the Company may charge a maximum transaction fee per partial surrender equal to the lesser of 2% of the amount withdrawn or $25. Currently, a $10 transaction fee per policy is charged for each partial surrender. The surrender and partial withdrawal charges are paid by redemption of units outstanding. Surrender and partial withdrawal charges are included with withdrawals in the Statements of Changes in Net Assets under principal transactions.

POLICY LOAN - A loan may be requested against the policy while the policy has a net cash surrender value. The daily interest charge on the loan is paid to the Company for the expenses of administering and providing policy loans. The interest charge is collected through any loan repayment from the policyholder.

                                   VL-R - 36

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2014, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                            Cost of    Proceeds
Divisions                                                                  Purchases  from Sales
---------                                                                  ---------- ----------
Alger Capital Appreciation Portfolio - Class I-2 Shares                    $2,330,472 $1,593,160
Alger Mid Cap Growth Portfolio - Class I-2 Shares                             871,332  1,110,043
American Century VP Value Fund - Class I                                    2,279,440  3,023,188
American Funds IS Asset Allocation Fund Class 2                                79,520      1,419
American Funds IS Global Growth Fund Class 2                                   67,258      1,465
American Funds IS Growth Fund Class 2                                          13,360      2,364
American Funds IS Growth-Income Fund Class 2                                   72,908      2,021
American Funds IS High-Income Bond Fund Class2                                 29,433      1,173
American Funds IS International Fund Class 2                                    5,877      1,399
Anchor Series Trust Government and Quality Bond Portfolio - Class 3             3,684        221
Anchor Series Trust Capital Appreciation Portfolio - Class 3                   14,627        343
Dreyfus IP MidCap Stock Portfolio - Initial Shares                          1,477,607  1,312,418
Dreyfus VIF International Value Portfolio - Initial Shares                     31,668     21,390
Dreyfus VIF Opportunistic Small Cap Portfolio - Initial Shares                900,779  2,914,970
Dreyfus VIF Quality Bond Portfolio - Initial Shares                           628,149  1,347,967
Fidelity VIP Asset Manager Portfolio - Service Class 2                      1,134,643  1,245,523
Fidelity VIP Contrafund Portfolio - Service Class 2                         6,221,952  6,539,491
Fidelity VIP Equity-Income Portfolio - Service Class 2                      3,475,464  4,294,732
Fidelity VIP Freedom 2020 Portfolio - Service Class 2                         102,257     92,447
Fidelity VIP Freedom 2025 Portfolio - Service Class 2                          86,495    183,213
Fidelity VIP Freedom 2030 Portfolio - Service Class 2                         161,908    140,871
Fidelity VIP Growth Portfolio - Service Class 2                             2,299,774  3,294,766
Fidelity VIP Mid Cap Portfolio - Service Class 2                            2,338,916  2,557,576
Fidelity VIP Money Market Portfolio - Service Class 2                       1,099,266  1,075,897
Franklin Templeton Franklin Small Cap Value VIP Fund - Class 2              2,281,352  1,975,512
Franklin Templeton Franklin Small-Mid Cap Growth VIP Fund - Class 2            12,093      7,686
Franklin Templeton Franklin U.S. Government Securities VIP Fund - Class 2     550,482  1,451,533
Franklin Templeton Franklin Mutual Shares VIP Fund - Class 2                1,334,114  1,698,552
Franklin Templeton Templeton Foreign VIP Fund - Class 2                     1,671,303  2,120,299
Goldman Sachs VIT Strategic Growth Fund - Institutional Shares                628,419  4,452,292
Invesco V.I. Core Equity Fund - Series I                                      783,065  1,585,965
Invesco V.I. Global Real Estate Fund - Series I                                88,716     10,413
Invesco V.I. Government Securities Fund - Series I                             10,377     44,727
Invesco V.I. High Yield Fund - Series I                                       417,258    319,537
Invesco V.I. International Growth Fund - Series I                           1,201,386  2,332,270
Invesco V.I. American Franchise Fund - Series I                                     3      2,013
Invesco V.I. Growth and Income Fund - Series I                              2,789,243  1,884,976
Janus Aspen Enterprise Portfolio - Service Shares                             928,301    912,108
Janus Aspen Forty Portfolio - Service Shares                                  231,070     59,059
Janus Aspen Overseas Portfolio - Service Shares                             2,723,693  1,879,824
Janus Aspen Global Research Portfolio - Service Shares                        456,942    624,914
JPMorgan Insurance Trust Core Bond Portfolio - Class 1                         82,669      7,534
JPMorgan Insurance Trust International Equity Portfolio - Class 1              22,891     83,621
JPMorgan Insurance Trust Mid Cap Value Portfolio - Class 1                    204,838    205,324
JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1                 1,201,918    830,465
MFS VIT Core Equity Series - Initial Class                                    713,029    776,238
Oppenheimer Global Fund/VA - Non-Service Shares                             2,261,522  1,974,050
PIMCO VIT CommodityRealReturn Strategy Portfolio - Administrative Class       322,555    426,812
PIMCO VIT Global Bond Portfolio (Unhedged) - Administrative Class              65,691     10,836
MFS VIT Growth Series - Initial Class                                       1,843,648  2,151,870
MFS VIT New Discovery Series - Initial Class                                2,021,224  1,423,476
MFS VIT Research Series - Initial Class                                       645,334    613,707
MFS VIT Total Return Series - Initial Class                                   101,826    189,532

                                   VL-R - 37

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS - CONTINUED


For the year ended December 31, 2014, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                               Cost of    Proceeds
Divisions                                                     Purchases  from Sales
---------                                                     ---------- ----------
Neberger Berman AMT Mid-Cap Growth Portfolio - Class I        $3,302,268 $1,217,415
Neubeger Berman AMT Large Cap Value Portfolio - Class 1            2,639      5,618
Neuberger Berman AMT Socially Responsive Portfolio - Class I       7,434      4,410
Oppenheimer Global Strategic Income Fund/VA (Non-Service)          3,288      3,817
Oppenheimer Capital Income Fund A                                345,995    657,917
PIMCO VIT Real Return Portfolio - Administrative Class         1,660,713  2,581,494
PIMCO VIT Short-Term Portfolio - Administrative Class          1,264,715  1,621,398
PIMCO VIT Total Return Portfolio - Administrative Class        2,889,140  4,034,061
Pioneer Fund VCT Portfolio - Class I                             198,743    233,393
Pioneer Select Mid Cap Growth VCT Portfolio - Class I            694,173    384,281
Pioneer Mid Cap Value VCT Portfolio - Class I                    538,264    379,122
Putnam VT Diversified Income Fund - Class IB                   1,174,053    969,550
Putnam VT Growth and Income Fund - Class IB                    1,260,538  1,848,279
Putnam VT International Value Fund - Class IB                    748,656    795,493
Putnam VT Multi-Cap Growth Fund - Class IB                           738     12,271
Putnam VT Small Cap Value Fund - Class IB                         67,298     61,304
Putnam VT Voyager Fund - Class IB                                 32,226     52,007
SunAmerica Aggressive Growth Portfolio - Class 1                 284,019    529,765
SunAmerica Balanced Portfolio - Class 1                          582,537  1,022,024
UIF Capital Growth Portfolio - Class I Shares                    578,286    715,579
VALIC Company I Foreign Value Fund                                 1,569         43
VALIC Company I Emerging Economies Fund                            6,688        366
VALIC Company I Dynamic Allocation Fund                           20,324      1,254
VALIC Company II Socially Responsible Fund                        14,376        391
VALIC Company II Strategic Bond Fund                              51,191        691
VALIC Company II Mid Cap Value                                     2,472        255
VALIC Company I International Equities Index Fund                507,241    440,668
VALIC Company I Mid Cap Index Fund                             2,332,966  3,044,311
VALIC Company I Money Market I Fund                            4,895,696  6,581,378
VALIC Company I Nasdaq-100 Index Fund                          1,024,317  1,310,764
VALIC Company I Science & Technology Fund                        485,708    457,092
VALIC Company I Small Cap Index Fund                           2,431,783  1,685,338
VALIC Company I Stock Index Fund                               3,100,757  4,400,803
Vanguard VIF High Yield Bond Portfolio                         1,757,465  1,411,249
Vanguard VIF REIT Index Portfolio                              3,963,679  3,435,800

                                   VL-R - 38

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTE 6 - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the year ended December 31, 2014.

                                                         Accumulation  Accumulation  Net Increase
Divisions                                                Units Issued Units Redeemed  (Decrease)
---------                                                ------------ -------------- ------------
Alger Capital Appreciation Portfolio - Class I-2 Shares
   AG Income Advantage VUL                                   2,017          (753)        1,264
   Corporate America                                           174          (124)           50
   Income Advantage Select VUL                               3,965          (999)        2,966
   Platinum Investor FlexDirector VUL                        7,397           (55)        7,342
   Platinum Investor FlexDirector VUL                           12        (4,544)       (4,532)
   Platinum Investor III VUL                                46,740       (14,394)       32,346
   Platinum Investor III VUL                                 1,408       (21,663)      (20,255)
   Platinum Investor IV VUL                                  3,174        (1,779)        1,395
   Platinum Investor Plus                                    9,947          (436)        9,511
   Platinum Investor Plus                                      871        (5,538)       (4,667)
   Platinum Investor Survivor                                  140          (129)           11
   Platinum Investor Survivor II                               872          (745)          127
   Platinum Investor VIP VUL                                 2,949        (2,729)          220
   Platinum Investor VIP VUL                                 1,078          (200)          878
   Platinum Investor VUL                                        19        (2,981)       (2,962)
   Protection Advantage Select VUL                           2,168          (696)        1,472
Alger Mid Cap Growth Portfolio - Class I-2 Shares
   AG Income Advantage VUL                                   5,493        (2,940)        2,553
   AG Income Advantage VUL                                      --           (17)          (17)
   Corporate America                                            35          (997)         (962)
   Income Advantage Select VUL                                  78          (204)         (126)
   Platinum Investor FlexDirector VUL                           16            (6)           10
   Platinum Investor III VUL                                39,795       (11,142)       28,653
   Platinum Investor III VUL                                   615       (19,663)      (19,048)
   Platinum Investor IV VUL                                  1,887        (1,919)          (32)
   Platinum Investor Plus                                   13,398        (1,083)       12,315
   Platinum Investor Plus                                      163        (6,526)       (6,363)
   Platinum Investor Survivor                                1,378        (1,035)          343
   Platinum Investor Survivor II                               263           (94)          169
   Platinum Investor VIP VUL                                 4,131        (2,746)        1,385
   Platinum Investor VUL                                       545        (9,517)       (8,972)
   Platinum Investor VUL                                         9          (274)         (265)
   Protection Advantage Select VUL                             394          (301)           93
American Century VP Value Fund - Class I
   AG Income Advantage VUL                                     586          (241)          345
   AG Legacy Plus                                            1,145        (3,682)       (2,537)
   AG Legacy Plus                                                1          (633)         (632)
   Corporate America                                           352          (535)         (183)
   Income Advantage Select VUL                               1,347           (50)        1,297
   Platinum Investor FlexDirector VUL                          135           (53)           82
   Platinum Investor FlexDirector VUL                           16          (120)         (104)
   Platinum Investor III VUL                                76,515       (33,629)       42,886
   Platinum Investor III VUL                                 1,704       (49,246)      (47,542)
   Platinum Investor IV VUL                                  3,294        (5,900)       (2,606)
   Platinum Investor Plus                                   17,495        (3,447)       14,048
   Platinum Investor Plus                                      339       (14,224)      (13,885)
   Platinum Investor Survivor                                  693        (1,820)       (1,127)
   Income Advantage Select VUL                               5,622          (108)        5,514
   Protection Advantage Select VUL                             188           (17)          171
American Funds IS Growth Fund Class 2
   Platinum Investor Survivor II                             1,021        (1,368)         (347)
   Platinum Investor VIP VUL                                 6,227        (6,748)         (521)
   Platinum Investor VUL                                    14,271       (12,171)        2,100
   Platinum Investor VUL                                         1        (5,212)       (5,211)
   Protection Advantage Select VUL                             482          (571)          (89)

                                   VL-R - 39

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED


Summary of Changes in Units for the year ended December 31, 2014.

                                                                     Accumulation  Accumulation  Net Increase
Divisions                                                            Units Issued Units Redeemed  (Decrease)
---------                                                            ------------ -------------- ------------
American Funds IS Asset Allocation Fund Class 2
   Income Advantage Select VUL                                             132             (9)         123
   Protection Advantage Select VUL                                       6,784           (105)       6,679
American Funds IS Global Growth Fund Class 2
   Income Advantage Select VUL                                             512            (68)         444
   Protection Advantage Select VUL                                         580           (125)         455
American Funds IS Growth-Income Fund Class 2
   Income Advantage Select VUL                                           3,820            (35)       3,785
   Protection Advantage Select VUL                                       2,011           (122)       1,889
American Funds IS High-Income Bond Fund Class2
   Income Advantage Select VUL                                           2,408            (22)       2,386
   Protection Advantage Select VUL                                         234             (3)         231
American Funds IS International Fund Class 2
   Income Advantage Select VUL                                             167            (19)         148
   Protection Advantage Select VUL                                         357           (105)         252
Anchor Series Trust Capital Appreciation Portfolio - Class 3
   Income Advantage Select VUL                                             833            (18)         815
   Protection Advantage Select VUL                                         216             (8)         208
Anchor Series Trust Government and Quality Bond Portfolio - Class 3
   Income Advantage Select VUL                                             358            (21)         337
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor FlexDirector VUL                                    8,136             (5)       8,131
   Platinum Investor FlexDirector VUL                                       --         (6,490)      (6,490)
   Platinum Investor III VUL                                            28,581        (19,780)       8,801
   Platinum Investor III VUL                                               431        (24,096)     (23,665)
   Platinum Investor IV VUL                                              1,623         (2,121)        (498)
   Platinum Investor Plus                                                6,500         (1,820)       4,680
   Platinum Investor Plus                                                  190         (4,265)      (4,075)
   Platinum Investor Survivor                                           33,728         (1,288)      32,440
   Platinum Investor Survivor II                                            22           (195)        (173)
   Platinum Investor VUL                                                 1,731         (3,819)      (2,088)
Dreyfus VIF International Value Portfolio - Initial Shares
   AG Income Advantage VUL                                               1,544           (244)       1,300
   AG Income Advantage VUL                                                  --            (18)         (18)
   Income Advantage Select VUL                                             466           (578)        (112)
   Protection Advantage Select VUL                                         770           (891)        (121)
Dreyfus VIF Opportunistic Small Cap Portfolio - Initial Shares
   Corporate America - Andesa                                               29           (137)        (108)
   Platinum Investor III VUL                                            39,883        (20,186)      19,697
   Platinum Investor III VUL                                             1,110        (42,930)     (41,820)
   Platinum Investor IV VUL                                              2,734         (2,410)         324
   Platinum Investor Plus                                                9,765         (2,286)       7,479
   Platinum Investor Plus                                                  209         (8,920)      (8,711)
   Platinum Investor Survivor                                              555         (2,276)      (1,721)
   Platinum Investor Survivor II                                           108           (511)        (403)
   Platinum Investor VUL                                                 3,753       (103,642)     (99,889)
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Corporate America                                                       270           (630)        (360)
   Corporate America - Andesa                                               16            (77)         (61)
   Platinum Investor III VUL                                            26,860        (20,551)       6,309
   Platinum Investor III VUL                                               746        (20,624)     (19,878)
   Platinum Investor IV VUL                                              1,296        (10,463)      (9,167)
   Platinum Investor Plus                                                4,030           (495)       3,535
   Platinum Investor Plus                                                  129         (2,993)      (2,864)
   Platinum Investor Survivor                                              960         (1,628)        (668)
   Platinum Investor Survivor II                                           820           (379)         441
   Platinum Investor VUL                                                 2,450        (32,418)     (29,968)
   Platinum Investor VUL                                                     1             (5)          (4)

                                   VL-R - 40

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.


                                                             Accumulation  Accumulation  Net Increase
Divisions                                                    Units Issued Units Redeemed  (Decrease)
---------                                                    ------------ -------------- ------------
Fidelity VIP Asset Manager Portfolio - Service Class 2
   AG Income Advantage VUL                                         385         (1,774)       (1,389)
   AG Legacy Plus                                                4,420         (1,289)        3,131
   AG Legacy Plus                                                   --         (3,353)       (3,353)
   Corporate America                                                --           (329)         (329)
   Income Advantage Select VUL                                      64            (18)           46
   Platinum Investor FlexDirector VUL                                8            (58)          (50)
   Platinum Investor III VUL                                    35,910        (24,775)       11,135
   Platinum Investor III VUL                                     3,666        (32,923)      (29,257)
   Platinum Investor IV VUL                                        360           (835)         (475)
   Platinum Investor Plus                                        6,819         (2,965)        3,854
   Platinum Investor Plus                                          247         (4,619)       (4,372)
   Platinum Investor Survivor                                      549           (322)          227
   Platinum Investor Survivor II                                   551            (77)          474
   Platinum Investor VIP VUL                                     1,738           (732)        1,006
   Platinum Investor VUL                                         7,305         (5,630)        1,675
   Protection Advantage Select VUL                               2,183         (1,878)          305
Fidelity VIP Contrafund Portfolio - Service Class 2
   AG Income Advantage VUL                                       1,529         (7,252)       (5,723)
   AG Legacy Plus                                                1,680         (2,681)       (1,001)
   AG Legacy Plus                                                    1         (1,046)       (1,045)
   Corporate America                                               986         (2,457)       (1,471)
   Income Advantage Select VUL                                   5,988         (1,065)        4,923
   Platinum Investor FlexDirector VUL                              781            (58)          723
   Platinum Investor FlexDirector VUL                              525           (741)         (216)
   Platinum Investor III VUL                                   151,071        (54,099)       96,972
   Platinum Investor III VUL                                     1,618       (121,512)     (119,894)
   Platinum Investor IV VUL                                      4,624        (18,115)      (13,491)
   Platinum Investor Plus                                       53,326         (4,685)       48,641
   Platinum Investor Plus                                          516        (33,658)      (33,142)
   Platinum Investor Survivor                                  106,069         (7,777)       98,292
   Platinum Investor Survivor II                                   912         (3,281)       (2,369)
   Platinum Investor VIP VUL                                    11,643        (14,532)       (2,889)
   Platinum Investor VIP VUL                                        15            (45)          (30)
   Platinum Investor VUL                                        10,806        (66,718)      (55,912)
   Platinum Investor VUL                                           128         (1,254)       (1,126)
   Protection Advantage Select VUL                               3,931         (2,145)        1,786
Fidelity VIP Equity-Income Portfolio - Service Class 2
   AG Income Advantage VUL                                         737         (1,457)         (720)
   AG Legacy Plus                                                2,117         (2,767)         (650)
   AG Legacy Plus                                                    1         (1,727)       (1,726)
   Corporate America                                               835         (1,601)         (766)
   Corporate Investor Select                                        --             (9)           (9)
   Income Advantage Select VUL                                   3,723           (705)        3,018
   Platinum Investor FlexDirector VUL                           12,066            (49)       12,017
   Platinum Investor FlexDirector VUL                               30         (9,661)       (9,631)
   Platinum Investor III VUL                                   116,925        (32,898)       84,027
   Platinum Investor III VUL                                       960        (98,973)      (98,013)
   Platinum Investor IV VUL                                      5,018         (6,292)       (1,274)
   Platinum Investor Plus                                       28,348         (3,905)       24,443
   Platinum Investor Plus                                        1,777        (23,941)      (22,164)
   Platinum Investor Survivor                                    2,526         (2,607)          (81)
   Platinum Investor Survivor II                                 2,236         (3,499)       (1,263)
   Platinum Investor VIP VUL                                     8,786         (6,570)        2,216
   Platinum Investor VIP VUL                                       144           (263)         (119)
   Platinum Investor VUL                                         9,025        (59,676)      (50,651)
   Platinum Investor VUL                                           137           (135)            2
   Protection Advantage Select VUL                               2,482         (1,200)        1,282

                                   VL-R - 41

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                             Accumulation  Accumulation  Net Increase
Divisions                                                    Units Issued Units Redeemed  (Decrease)
---------                                                    ------------ -------------- ------------
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   AG Income Advantage VUL                                       1,007           (552)          455
   Corporate America                                             1,167             (9)        1,158
   Corporate Investor Select                                         1            (11)          (10)
   Income Advantage Select VUL                                      58            (14)           44
   Platinum Investor FlexDirector VUL                               47            (33)           14
   Platinum Investor III VUL                                     3,253         (4,719)       (1,466)
   Platinum Investor III VUL                                       141           (435)         (294)
   Platinum Investor IV VUL                                         42           (219)         (177)
   Platinum Investor VIP VUL                                       761           (348)          413
   Protection Advantage Select VUL                                 423           (535)         (112)
Fidelity VIP Freedom 2025 Portfolio - Service Class 2
   AG Income Advantage VUL                                          --         (1,421)       (1,421)
   Corporate America                                               900         (7,967)       (7,067)
   Income Advantage Select VUL                                       1             (3)           (2)
   Platinum Investor III VUL                                       314         (1,226)         (912)
   Platinum Investor III VUL                                        32            (33)           (1)
   Platinum Investor IV VUL                                         19             (6)           13
   Platinum Investor Survivor II                                 1,871           (684)        1,187
   Platinum Investor VIP VUL                                     1,173           (123)        1,050
   Platinum Investor VUL                                            --         (1,698)       (1,698)
   Protection Advantage Select VUL                                  78           (131)          (53)
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   AG Income Advantage VUL                                       1,545           (145)        1,400
   Income Advantage Select VUL                                     615            (37)          578
   Platinum Investor III VUL                                     2,036           (774)        1,262
   Platinum Investor III VUL                                       117         (1,341)       (1,224)
   Platinum Investor IV VUL                                        276           (125)          151
   Platinum Investor Plus                                          354           (133)          221
   Platinum Investor Plus                                           26           (303)         (277)
   Platinum Investor Survivor II                                    --            (25)          (25)
   Platinum Investor VIP VUL                                     3,694         (6,529)       (2,835)
   Platinum Investor VIP VUL                                        25             (2)           23
   Protection Advantage Select VUL                                 429           (166)          263
Fidelity VIP Growth Portfolio - Service Class 2
   AG Income Advantage VUL                                         532           (992)         (460)
   AG Legacy Plus                                                1,829         (1,011)          818
   AG Legacy Plus                                                    3         (1,806)       (1,803)
   Corporate America                                               629           (777)         (148)
   Income Advantage Select VUL                                   1,115           (246)          869
   Platinum Investor FlexDirector VUL                               21            (21)           --
   Platinum Investor III VUL                                    94,726        (27,479)       67,247
   Platinum Investor III VUL                                       993       (124,386)     (123,393)
   Platinum Investor IV VUL                                      2,308         (4,892)       (2,584)
   Platinum Investor Plus                                       39,037         (8,651)       30,386
   Platinum Investor Plus                                          769        (30,075)      (29,306)
   Platinum Investor Survivor                                    1,531         (1,302)          229
   Platinum Investor Survivor II                                   550         (3,425)       (2,875)
   Platinum Investor VIP VUL                                     5,300         (8,420)       (3,120)
   Platinum Investor VUL                                         8,519        (11,747)       (3,228)
   Platinum Investor VUL                                            16             --            16
   Protection Advantage Select VUL                               1,635         (1,051)          584
Fidelity VIP Mid Cap Portfolio - Service Class 2
   AG Income Advantage VUL                                       2,715         (5,311)       (2,596)
   Corporate America                                               523           (421)          102
   Corporate Investor Select                                        --             (9)           (9)
   Income Advantage Select VUL                                   5,862           (674)        5,188
   Income Advantage Select VUL                                      17             (2)           15
   Platinum Investor FlexDirector VUL                              140            (50)           90
   Platinum Investor FlexDirector VUL                               32           (311)         (279)
   Platinum Investor III VUL                                    82,864        (21,690)       61,174
   Platinum Investor III VUL                                     1,012        (32,893)      (31,881)

                                   VL-R - 42

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                             Accumulation  Accumulation  Net Increase
Divisions                                                    Units Issued Units Redeemed  (Decrease)
---------                                                    ------------ -------------- ------------
   Platinum Investor IV VUL                                      4,501        (7,467)       (2,966)
   Platinum Investor Plus                                       19,418        (1,199)       18,219
   Platinum Investor Plus                                          187        (8,411)       (8,224)
   Platinum Investor Survivor                                    1,101        (1,250)         (149)
   Platinum Investor Survivor II                                   282          (439)         (157)
   Platinum Investor VIP VUL                                     6,926        (7,512)         (586)
   Platinum Investor VIP VUL                                        75          (164)          (89)
   Platinum Investor VUL                                         5,082        (4,513)          569
   Platinum Investor VUL                                             5        (2,070)       (2,065)
   Protection Advantage Select VUL                               2,133          (462)        1,671
Fidelity VIP Money Market Portfolio - Service Class 2
   Income Advantage Select VUL                                  74,836       (74,712)          124
   Protection Advantage Select VUL                              35,646       (33,407)        2,239
Franklin Templeton Franklin Small Cap Value VIP Fund -
  Class 2
   AG Income Advantage VUL                                       3,423          (563)        2,860
   Corporate America                                               999          (389)          610
   Income Advantage Select VUL                                   1,952          (829)        1,123
   Income Advantage Select VUL                                       6           (18)          (12)
   Platinum Investor FlexDirector VUL                              543           (12)          531
   Platinum Investor FlexDirector VUL                               21          (411)         (390)
   Platinum Investor III VUL                                    49,844        (9,712)       40,132
   Platinum Investor III VUL                                       445       (24,500)      (24,055)
   Platinum Investor IV VUL                                      4,734        (7,769)       (3,035)
   Platinum Investor Plus                                       21,391        (1,431)       19,960
   Platinum Investor Plus                                          198       (11,915)      (11,717)
   Platinum Investor Survivor                                    1,617          (751)          866
   Platinum Investor Survivor II                                   377          (756)         (379)
   Platinum Investor VIP VUL                                     6,670        (6,899)         (229)
   Platinum Investor VIP VUL                                        54          (135)          (81)
   Platinum Investor VUL                                         4,246        (9,710)       (5,464)
   Platinum Investor VUL                                             6        (2,094)       (2,088)
   Protection Advantage Select VUL                               2,134          (464)        1,670
Franklin Templeton Franklin Small-Mid Cap Growth VIP Fund -
  Class 2
   AG Legacy Plus                                                  196          (305)         (109)
   AG Legacy Plus                                                    2          (196)         (194)
Franklin Templeton Franklin U.S. Government Securities VIP
  Fund - Class 2
   Corporate America                                             3,920       (34,228)      (30,308)
   Platinum Investor FlexDirector VUL                               17           (15)            2
   Platinum Investor III VUL                                    19,755        (7,928)       11,827
   Platinum Investor III VUL                                       535       (21,430)      (20,895)
   Platinum Investor IV VUL                                      1,706       (13,431)      (11,725)
   Platinum Investor Plus                                        6,184        (2,101)        4,083
   Platinum Investor Plus                                          259        (7,073)       (6,814)
   Platinum Investor Survivor                                      448          (394)           54
   Platinum Investor Survivor II                                   480           (97)          383
   Platinum Investor VIP VUL                                     1,406        (6,697)       (5,291)
   Platinum Investor VUL                                         4,007       (15,087)      (11,080)
   Platinum Investor VUL                                            19          (980)         (961)
Franklin Templeton Franklin Mutual Shares VIP Fund - Class 2
   AG Income Advantage VUL                                         745          (290)          455
   Corporate America                                             1,275           (86)        1,189
   Income Advantage Select VUL                                   1,059          (119)          940
   Platinum Investor FlexDirector VUL                              635            (3)          632
   Platinum Investor FlexDirector VUL                               51          (763)         (712)
   Platinum Investor III VUL                                    51,939       (13,717)       38,222
   Platinum Investor III VUL                                       687       (38,193)      (37,506)
   Platinum Investor IV VUL                                      3,233        (8,308)       (5,075)
   Platinum Investor Plus                                        8,294        (3,643)        4,651
   Platinum Investor Plus                                          548        (7,419)       (6,871)
   Platinum Investor Survivor                                      690        (1,150)         (460)
   Platinum Investor Survivor II                                   434        (2,169)       (1,735)
   Platinum Investor VIP VUL                                     5,932        (4,913)        1,019
   Platinum Investor VIP VUL                                        65           (26)           39
   Platinum Investor VUL                                         4,514       (11,108)       (6,594)
   Platinum Investor VUL                                            --        (1,387)       (1,387)
   Protection Advantage Select VUL                               4,222        (2,069)        2,153

                                   VL-R - 43

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                             Accumulation  Accumulation  Net Increase
Divisions                                                    Units Issued Units Redeemed  (Decrease)
---------                                                    ------------ -------------- ------------
Franklin Templeton Templeton Foreign VIP Fund - Class 2
   AG Legacy Plus                                                  799         (1,941)       (1,142)
   AG Legacy Plus                                                    2         (1,337)       (1,335)
   Corporate America                                               411         (2,922)       (2,511)
   Platinum Investor FlexDirector VUL                            8,940            (39)        8,901
   Platinum Investor FlexDirector VUL                                4         (5,706)       (5,702)
   Platinum Investor III VUL                                    65,344         (8,911)       56,433
   Platinum Investor III VUL                                       774        (39,317)      (38,543)
   Platinum Investor IV VUL                                      1,509         (4,434)       (2,925)
   Platinum Investor Plus                                       19,043         (3,302)       15,741
   Platinum Investor Plus                                        1,410        (15,449)      (14,039)
   Platinum Investor Survivor                                    6,316         (6,179)          137
   Platinum Investor Survivor II                                 7,090         (2,678)        4,412
   Platinum Investor VIP VUL                                     9,352         (5,342)        4,010
   Platinum Investor VUL                                         3,568        (30,775)      (27,207)
   Platinum Investor VUL                                            --         (1,016)       (1,016)
Goldman Sachs VIT Strategic Growth Fund - Institutional
  Shares
   Platinum Investor III VUL                                         6           (387)         (381)
   Platinum Investor Plus                                           --             (2)           (2)
   Platinum Investor Survivor                                       --       (268,589)     (268,589)
   Platinum Investor Survivor II                                    --           (358)         (358)
   Platinum Investor VUL                                            --           (117)         (117)
Invesco V.I. Core Equity Fund - Series I
   Corporate America                                               742           (516)          226
   Corporate America - Andesa                                       27           (133)         (106)
   Platinum Investor III VUL                                    23,584        (19,537)        4,047
   Platinum Investor III VUL                                       625        (18,282)      (17,657)
   Platinum Investor IV VUL                                      1,508           (892)          616
   Platinum Investor Plus                                        7,667           (845)        6,822
   Platinum Investor Plus                                          204         (6,385)       (6,181)
   Platinum Investor Survivor                                    1,120         (2,230)       (1,110)
   Platinum Investor Survivor II                                   100            (30)           70
   Platinum Investor VUL                                         9,195        (46,472)      (37,277)
   Platinum Investor VUL                                            --         (4,258)       (4,258)
Invesco V.I. Global Real Estate Fund - Series I
   AG Income Advantage VUL                                         235            (75)          160
   Income Advantage Select VUL                                   5,552           (425)        5,127
   Protection Advantage Select VUL                               1,501           (116)        1,385
Invesco V.I. Government Securities Fund - Series I
   AG Legacy Plus                                                  853         (3,665)       (2,812)
   AG Legacy Plus                                                   --           (510)         (510)
Invesco V.I. High Yield Fund - Series I
   Platinum Investor III VUL                                    11,248         (3,025)        8,223
   Platinum Investor III VUL                                       818        (10,811)       (9,993)
   Platinum Investor IV VUL                                         87         (1,504)       (1,417)
   Platinum Investor Plus                                        2,504            (35)        2,469
   Platinum Investor Plus                                          108         (2,424)       (2,316)
   Platinum Investor Survivor                                       --            (22)          (22)
   Platinum Investor Survivor II                                 7,145           (131)        7,014
   Platinum Investor VUL                                         2,512         (6,855)       (4,343)
Invesco V.I. International Growth Fund - Series I
   AG Income Advantage VUL                                         759         (1,452)         (693)
   AG Legacy Plus                                                1,347           (741)          606
   AG Legacy Plus                                                    2         (1,053)       (1,051)
   Corporate America                                                --         (1,068)       (1,068)
   Corporate America - Andesa                                       21           (100)          (79)
   Corporate Investor Select                                        --            (11)          (11)
   Income Advantage Select VUL                                   2,402           (518)        1,884
   Platinum Investor FlexDirector VUL                               31           (615)         (584)
   Platinum Investor III VUL                                    47,672        (30,379)       17,293
   Platinum Investor III VUL                                     1,092        (37,268)      (36,176)
   Platinum Investor IV VUL                                      1,707         (4,705)       (2,998)
   Platinum Investor Plus                                       11,455         (3,540)        7,915
   Platinum Investor Plus                                          173         (7,707)       (7,534)

                                   VL-R - 44

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                                             Accumulation  Accumulation  Net Increase
Divisions                                                    Units Issued Units Redeemed  (Decrease)
---------                                                    ------------ -------------- ------------
   Platinum Investor Survivor                                      673        (2,530)       (1,857)
   Platinum Investor Survivor II                                 1,347        (2,235)         (888)
   Platinum Investor VIP VUL                                     6,802        (4,860)        1,942
   Platinum Investor VIP VUL                                       199          (237)          (38)
   Platinum Investor VUL                                         4,295       (55,351)      (51,056)
   Platinum Investor VUL                                            88           (39)           49
   Protection Advantage Select VUL                               4,347          (413)        3,934
Invesco V.I. American Franchise Fund - Series I
   AG Legacy Plus                                                   --          (123)         (123)
Invesco V.I. Growth and Income Fund - Series I
   AG Income Advantage VUL                                         593          (318)          275
   AG Income Advantage VUL                                          --           (18)          (18)
   Corporate America                                                76           (58)           18
   Income Advantage Select VUL                                     445          (112)          333
   Platinum Investor FlexDirector VUL                                4           (90)          (86)
   Platinum Investor III VUL                                    49,556       (11,159)       38,397
   Platinum Investor III VUL                                     1,384       (39,941)      (38,557)
   Platinum Investor IV VUL                                      2,994        (9,873)       (6,879)
   Platinum Investor Plus                                       10,244        (2,940)        7,304
   Platinum Investor Plus                                          319        (7,081)       (6,762)
   Platinum Investor Survivor                                      186        (1,691)       (1,505)
   Platinum Investor Survivor II                                 4,567        (1,824)        2,743
   Platinum Investor VIP VUL                                     5,642        (3,287)        2,355
   Platinum Investor VUL                                         8,005       (14,031)       (6,026)
   Platinum Investor VUL                                            --        (2,091)       (2,091)
   Protection Advantage Select VUL                               7,760        (1,207)        6,553
Janus Aspen Enterprise Portfolio - Service Shares
   AG Income Advantage VUL                                         957          (995)          (38)
   Corporate America                                               459          (468)           (9)
   Income Advantage Select VUL                                     254           (75)          179
   Platinum Investor FlexDirector VUL                               10            (4)            6
   Platinum Investor III VUL                                    21,126       (22,911)       (1,785)
   Platinum Investor III VUL                                     1,393       (26,744)      (25,351)
   Platinum Investor IV VUL                                      1,136          (852)          284
   Platinum Investor Plus                                        5,900        (1,589)        4,311
   Platinum Investor Plus                                           91        (2,797)       (2,706)
   Platinum Investor Survivor                                      214          (118)           96
   Platinum Investor Survivor II                                   126           (58)           68
   Platinum Investor VIP VUL                                     2,664        (1,510)        1,154
   Platinum Investor VUL                                         1,428        (1,243)          185
   Protection Advantage Select VUL                                 258          (654)         (396)
Janus Aspen Forty Portfolio - Service Shares
   AG Income Advantage VUL                                       5,441        (2,924)        2,517
   AG Income Advantage VUL                                           1           (16)          (15)
   Income Advantage Select VUL                                     816          (165)          651
   Protection Advantage Select VUL                                 939        (1,255)         (316)
Janus Aspen Overseas Portfolio - Service Shares
   AG Income Advantage VUL                                       9,491          (792)        8,699
   Corporate America                                             1,441          (209)        1,232
   Platinum Investor FlexDirector VUL                            1,203          (120)        1,083
   Platinum Investor FlexDirector VUL                               12          (927)         (915)
   Platinum Investor III VUL                                    84,801       (40,593)       44,208
   Platinum Investor III VUL                                     1,482       (46,941)      (45,459)
   Platinum Investor IV VUL                                      2,848        (5,601)       (2,753)
   Platinum Investor Plus                                       11,332        (3,531)        7,801
   Platinum Investor Plus                                          290        (4,333)       (4,043)
   Platinum Investor Survivor                                   10,221        (8,476)        1,745
   Platinum Investor Survivor II                                   701          (735)          (34)
   Platinum Investor VIP VUL                                    12,787        (8,949)        3,838
   Platinum Investor VIP VUL                                       466        (2,313)       (1,847)
   Platinum Investor VUL                                         5,650       (12,918)       (7,268)
   Platinum Investor VUL                                            75        (1,284)       (1,209)
   Protection Advantage Select VUL                               2,611          (528)        2,083

                                   VL-R - 45

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.


                                                                                Accumulation    Net
                                                                   Accumulation    Units      Increase
Divisions                                                          Units Issued   Redeemed   (Decrease)
---------                                                          ------------ ------------ ----------
Janus Aspen Global Research Portfolio - Service Shares
   Corporate America                                                      --          (42)        (42)
   Platinum Investor III VUL                                          23,808      (14,849)      8,959
   Platinum Investor III VUL                                             764      (26,781)    (26,017)
   Platinum Investor IV VUL                                              828       (1,441)       (613)
   Platinum Investor Plus                                              4,561         (679)      3,882
   Platinum Investor Plus                                                 67       (3,541)     (3,474)
   Platinum Investor Survivor                                            407         (810)       (403)
   Platinum Investor Survivor II                                         265          (97)        168
   Platinum Investor VUL                                               4,200       (5,991)     (1,791)
JPMorgan Insurance Trust Core Bond Portfolio - Class 1
   AG Income Advantage VUL                                               118         (106)         12
   Income Advantage Select VUL                                         5,498         (107)      5,391
   Protection Advantage Select VUL                                     1,829         (358)      1,471
JPMorgan Insurance Trust International Equity Portfolio - Class 1
   AG Income Advantage VUL                                               192       (1,163)       (971)
   AG Income Advantage VUL                                                --         (374)       (374)
   Income Advantage Select VUL                                           352       (1,786)     (1,434)
   Protection Advantage Select VUL                                     1,379       (3,709)     (2,330)
JPMorgan Insurance Trust Mid Cap Value Portfolio - Class 1
   Platinum Investor III VUL                                           3,124         (293)      2,831
   Platinum Investor III VUL                                              --       (3,364)     (3,364)
   Platinum Investor IV VUL                                               --         (245)       (245)
   Platinum Investor Plus                                                999         (114)        885
   Platinum Investor Plus                                                  1       (1,114)     (1,113)
   Platinum Investor Survivor                                             --           (7)         (7)
   Platinum Investor Survivor II                                          --         (104)       (104)
   Platinum Investor VUL                                               1,658         (953)        705
   Platinum Investor VUL                                                  --       (1,287)     (1,287)
JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1
   Platinum Investor FlexDirector VUL                                    520          (11)        509
   Platinum Investor III VUL                                          22,032       (3,861)     18,171
   Platinum Investor III VUL                                           1,742      (19,353)    (17,611)
   Platinum Investor IV VUL                                            3,382       (2,668)        714
   Platinum Investor Plus                                              3,822       (1,195)      2,627
   Platinum Investor Plus                                                773       (3,437)     (2,664)
   Platinum Investor Survivor                                         11,217         (489)     10,728
   Platinum Investor Survivor II                                         930         (451)        479
   Platinum Investor VIP VUL                                           4,402       (6,938)     (2,536)
   Platinum Investor VUL                                               2,829       (2,505)        324
   Platinum Investor VUL                                                  33       (1,016)       (983)
MFS VIT Core Equity Series - Initial Class
   Corporate America                                                      --           --          --
   Platinum Investor III VUL                                          25,437      (10,831)     14,606
   Platinum Investor III VUL                                             262      (20,478)    (20,216)
   Platinum Investor IV VUL                                              523         (890)       (367)
   Platinum Investor Plus                                             14,903         (900)     14,003
   Platinum Investor Plus                                                287      (11,497)    (11,210)
   Platinum Investor Survivor                                          1,002         (766)        236
   Platinum Investor Survivor II                                          --       (1,301)     (1,301)
   Platinum Investor VUL                                               1,827       (2,705)       (878)
   Platinum Investor VUL                                                  17           (1)         16
MFS VIT Growth Series - Initial Class
   AG Legacy Plus                                                      3,291         (652)      2,639
   Corporate America                                                      --          (13)        (13)
   Platinum Investor FlexDirector VUL                                  8,104          (37)      8,067
   Platinum Investor FlexDirector VUL                                     --       (5,656)     (5,656)
   Platinum Investor III VUL                                          34,683      (24,463)     10,220
   Platinum Investor III VUL                                           2,025      (46,678)    (44,653)
   Platinum Investor IV VUL                                              474         (969)       (495)
   Platinum Investor Plus                                             14,694       (3,875)     10,819
   Platinum Investor Plus                                                380      (10,073)     (9,693)
   Platinum Investor Survivor                                            485       (4,683)     (4,198)
   Platinum Investor Survivor II                                          12       (1,286)     (1,274)
   Platinum Investor VUL                                               6,879      (35,979)    (29,100)
   Platinum Investor VUL                                                  --           --          --

                                   VL-R - 46

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.


                                                                           Accumulation    Net
                                                              Accumulation    Units      Increase
Divisions                                                     Units Issued   Redeemed   (Decrease)
---------                                                     ------------ ------------ ----------
MFS VIT New Discovery Series - Initial Class
   AG Income Advantage VUL                                          129         (142)        (13)
   AG Legacy Plus                                                    17       (3,457)     (3,440)
   AG Legacy Plus                                                    --          (40)        (40)
   Corporate America                                                 41          (93)        (52)
   Income Advantage Select VUL                                      875         (207)        668
   Platinum Investor FlexDirector VUL                             1,901          (46)      1,855
   Platinum Investor FlexDirector VUL                                 4       (2,101)     (2,097)
   Platinum Investor III VUL                                     27,844      (12,451)     15,393
   Platinum Investor III VUL                                        576      (33,018)    (32,442)
   Platinum Investor IV VUL                                       2,057       (3,340)     (1,283)
   Platinum Investor Plus                                         5,258       (2,678)      2,580
   Platinum Investor Plus                                           181       (3,985)     (3,804)
   Platinum Investor Survivor                                       140         (182)        (42)
   Platinum Investor Survivor II                                  1,750       (3,160)     (1,410)
   Platinum Investor VIP VUL                                      1,720       (3,076)     (1,356)
   Platinum Investor VIP VUL                                          2          (57)        (55)
   Platinum Investor VUL                                          2,568       (2,173)        395
   Platinum Investor VUL                                             35       (1,121)     (1,086)
   Protection Advantage Select VUL                                2,205         (754)      1,451
MFS VIT Research Series - Initial Class
   AG Income Advantage VUL                                          255         (256)         (1)
   Income Advantage Select VUL                                      414         (346)         68
   Platinum Investor III VUL                                     19,948       (8,598)     11,350
   Platinum Investor III VUL                                        205      (20,944)    (20,739)
   Platinum Investor IV VUL                                         260         (771)       (511)
   Platinum Investor Plus                                         1,867       (1,081)        786
   Platinum Investor Plus                                            93       (1,434)     (1,341)
   Platinum Investor Survivor                                       756         (784)        (28)
   Platinum Investor Survivor II                                     18       (1,237)     (1,219)
   Platinum Investor VIP VUL                                        957       (1,876)       (919)
   Platinum Investor VUL                                            564       (1,006)       (442)
   Protection Advantage Select VUL                                2,001         (185)      1,816
MFS VIT Total Return Series - Initial Class
   AG Legacy Plus                                                 5,874       (3,518)      2,356
   AG Legacy Plus                                                    22      (14,028)    (14,006)
Neberger Berman AMT Mid-Cap Growth Portfolio - Class I
   AG Income Advantage VUL                                           79          (79)         --
   Corporate America                                                 --       (1,086)     (1,086)
   Income Advantage Select VUL                                      757          (50)        707
   Platinum Investor FlexDirector VUL                                 1           (1)         --
   Platinum Investor III VUL                                     25,818      (14,160)     11,658
   Platinum Investor III VUL                                        867      (29,830)    (28,963)
   Platinum Investor IV VUL                                       1,232       (2,417)     (1,185)
   Platinum Investor Plus                                        23,289       (1,337)     21,952
   Platinum Investor Plus                                           122      (14,176)    (14,054)
   Platinum Investor Survivor                                     2,234         (747)      1,487
   Platinum Investor Survivor II                                    149          (62)         87
   Platinum Investor VIP VUL                                      4,097       (2,523)      1,574
   Platinum Investor VUL                                          1,400       (2,792)     (1,392)
   Platinum Investor VUL                                             15           (1)         14
   Protection Advantage Select VUL                                  537         (692)       (155)
Neubeger Berman AMT Large Cap Value Portfolio - Class 1
   AG Legacy Plus                                                   206         (301)        (95)
   AG Legacy Plus                                                    --         (104)       (104)
Neuberger Berman AMT Socially Responsive Portfolio - Class I
   AG Income Advantage VUL                                            3         (276)       (273)
   Corporate America                                                457          (18)        439
   Income Advantage Select VUL                                       10           --          10
   Protection Advantage Select VUL                                   24           (3)         21

                                   VL-R - 47

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.


                                                                                      Accumulation    Net
                                                                         Accumulation    Units      Increase
Divisions                                                                Units Issued   Redeemed   (Decrease)
---------                                                                ------------ ------------ ----------
Oppenheimer Capital Income Fund A
   AG Income Advantage VUL                                                     217          (58)        159
   Income Advantage Select VUL                                                 102          (59)         43
   Platinum Investor FlexDirector VUL                                           35          (34)          1
   Platinum Investor III VUL                                                21,572       (2,855)     18,717
   Platinum Investor III VUL                                                   678      (14,975)    (14,297)
   Platinum Investor IV VUL                                                    692      (26,623)    (25,931)
   Platinum Investor Plus                                                    2,819         (201)      2,618
   Platinum Investor Plus                                                      259       (2,308)     (2,049)
   Platinum Investor Survivor                                                  161         (323)       (162)
   Platinum Investor Survivor II                                               434         (195)        239
   Platinum Investor VIP VUL                                                 2,401       (2,808)       (407)
   Platinum Investor VUL                                                       264         (505)       (241)
   Protection Advantage Select VUL                                             152         (389)       (237)
Oppenheimer Global Fund/VA - Non-Service Shares
   AG Income Advantage VUL                                                   1,042         (315)        727
   Corporate America                                                           246         (203)         43
   Corporate Investor Select                                                    --          (14)        (14)
   Income Advantage Select VUL                                                 500         (550)        (50)
   Platinum Investor FlexDirector VUL                                           85           --          85
   Platinum Investor FlexDirector VUL                                           21          (68)        (47)
   Platinum Investor III VUL                                                78,541      (25,892)     52,649
   Platinum Investor III VUL                                                   745      (28,875)    (28,130)
   Platinum Investor IV VUL                                                  5,497       (3,697)      1,800
   Platinum Investor Plus                                                   17,012       (2,155)     14,857
   Platinum Investor Plus                                                      432       (7,368)     (6,936)
   Platinum Investor Survivor                                                  450         (275)        175
   Platinum Investor Survivor II                                             2,223       (1,803)        420
   Platinum Investor VIP VUL                                                 7,739       (5,999)      1,740
   Platinum Investor VIP VUL                                                    17           (1)         16
   Platinum Investor VUL                                                     9,859       (1,170)      8,689
   Platinum Investor VUL                                                        29       (4,528)     (4,499)
   Protection Advantage Select VUL                                             564       (1,060)       (496)
Oppenheimer Global Strategic Income Fund/VA (Non-Service)
   AG Legacy Plus                                                              304         (352)        (48)
   AG Legacy Plus                                                                1          (20)        (19)
PIMCO VIT CommodityRealReturn Strategy Portfolio - Administrative Class
   AG Income Advantage VUL                                                   1,507         (219)      1,288
   AG Income Advantage VUL                                                      --          (10)        (10)
   Corporate America                                                           235       (1,233)       (998)
   Income Advantage Select VUL                                               1,159         (673)        486
   Platinum Investor FlexDirector VUL                                        7,366          (69)      7,297
   Platinum Investor FlexDirector VUL                                            1       (5,175)     (5,174)
   Platinum Investor III VUL                                                17,051      (14,413)      2,638
   Platinum Investor III VUL                                                 1,533       (8,763)     (7,230)
   Platinum Investor IV VUL                                                  1,755       (3,769)     (2,014)
   Platinum Investor Plus                                                    1,440         (478)        962
   Platinum Investor Plus                                                      947       (1,523)       (576)
   Platinum Investor Survivor II                                               412          (34)        378
   Platinum Investor VIP VUL                                                 4,666       (2,481)      2,185
   Platinum Investor VIP VUL                                                   186          (84)        102
   Platinum Investor VUL                                                        37      (13,998)    (13,961)
   Protection Advantage Select VUL                                           3,308         (365)      2,943
PIMCO VIT Global Bond Portfolio (Unhedged) - Administrative Class
   AG Income Advantage VUL                                                      43          (39)          4
   Income Advantage Select VUL                                               3,837         (396)      3,441
   Protection Advantage Select VUL                                           1,934         (351)      1,583
PIMCO VIT Real Return Portfolio - Administrative Class
   AG Income Advantage VUL                                                     419       (4,015)     (3,596)
   AG Legacy Plus                                                              847       (4,358)     (3,511)
   AG Legacy Plus                                                               44         (855)       (811)
   Corporate America                                                           316         (966)       (650)
   Corporate Investor Select                                                    --           (7)         (7)
   Income Advantage Select VUL                                               1,732         (116)      1,616

                                   VL-R - 48

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.


                                                                      Accumulation    Net
                                                         Accumulation    Units      Increase
Divisions                                                Units Issued   Redeemed   (Decrease)
---------                                                ------------ ------------ ----------
   Platinum Investor FlexDirector VUL                          490           (3)        487
   Platinum Investor FlexDirector VUL                           --         (419)       (419)
   Platinum Investor III VUL                                83,078      (50,733)     32,345
   Platinum Investor III VUL                                 1,669      (40,329)    (38,660)
   Platinum Investor IV VUL                                  1,624       (6,229)     (4,605)
   Platinum Investor Plus                                   12,397       (2,242)     10,155
   Platinum Investor Plus                                      351       (9,204)     (8,853)
   Platinum Investor Survivor                                3,910       (5,065)     (1,155)
   Platinum Investor Survivor II                               718       (3,273)     (2,555)
   Platinum Investor VIP VUL                                 2,457       (8,392)     (5,935)
   Platinum Investor VUL                                     5,898      (22,668)    (16,770)
   Platinum Investor VUL                                        49         (434)       (385)
   Protection Advantage Select VUL                             559         (146)        413
PIMCO VIT Short-Term Portfolio - Administrative Class
   AG Income Advantage VUL                                     872         (456)        416
   AG Income Advantage VUL                                      --          (14)        (14)
   Corporate America                                         3,759         (101)      3,658
   Corporate Investor Select                                    --          (19)        (19)
   Income Advantage Select VUL                               1,686          (53)      1,633
   Platinum Investor FlexDirector VUL                       17,266          (28)     17,238
   Platinum Investor FlexDirector VUL                            5      (15,861)    (15,856)
   Platinum Investor III VUL                                55,338      (18,667)     36,671
   Platinum Investor III VUL                                 1,211      (47,084)    (45,873)
   Platinum Investor IV VUL                                  3,076       (2,819)        257
   Platinum Investor Plus                                   10,640       (1,050)      9,590
   Platinum Investor Plus                                      774      (21,210)    (20,436)
   Platinum Investor Survivor                                  561       (6,942)     (6,381)
   Platinum Investor Survivor II                             3,119       (2,103)      1,016
   Platinum Investor VIP VUL                                 4,544       (6,849)     (2,305)
   Platinum Investor VIP VUL                                   362         (228)        134
   Platinum Investor VUL                                     6,587       (6,530)         57
   Protection Advantage Select VUL                             790         (256)        534
PIMCO VIT Total Return Portfolio - Administrative Class
   AG Income Advantage VUL                                   1,328         (701)        627
   AG Income Advantage VUL                                      --          (12)        (12)
   AG Legacy Plus                                            1,380       (2,331)       (951)
   AG Legacy Plus                                                2       (1,765)     (1,763)
   Corporate America                                         3,027       (2,186)        841
   Income Advantage Select VUL                               7,965         (409)      7,556
   Platinum Investor FlexDirector VUL                          653          (42)        611
   Platinum Investor FlexDirector VUL                          488         (838)       (350)
   Platinum Investor III VUL                               100,865      (52,885)     47,980
   Platinum Investor III VUL                                   885      (61,613)    (60,728)
   Platinum Investor IV VUL                                  3,979       (9,300)     (5,321)
   Platinum Investor Plus                                   26,790       (6,264)     20,526
   Platinum Investor Plus                                      661      (31,127)    (30,466)
   Platinum Investor Survivor                                1,655       (7,309)     (5,654)
   Platinum Investor Survivor II                             2,504       (1,577)        927
   Platinum Investor VIP VUL                                13,596      (18,163)     (4,567)
   Platinum Investor VIP VUL                                   370         (333)         37
   Platinum Investor VUL                                     8,707      (38,914)    (30,207)
   Platinum Investor VUL                                       128         (481)       (353)
   Protection Advantage Select VUL                           9,140       (1,181)      7,959
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor III VUL                                 1,194       (2,361)     (1,167)
   Platinum Investor III VUL                                    --         (175)       (175)
   Platinum Investor Plus                                      328         (377)        (49)
   Platinum Investor Plus                                      404         (404)         --
   Platinum Investor Survivor                                  130         (125)          5
   Platinum Investor Survivor II                                --          (18)        (18)
   Platinum Investor VUL                                     2,413      (12,536)    (10,123)

                                   VL-R - 49

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.


                                                            Accumulation    Net
                                               Accumulation    Units      Increase
Divisions                                      Units Issued   Redeemed   (Decrease)
---------                                      ------------ ------------ ----------
Pioneer Select Mid Cap Growth VCT Portfolio - Class I
   Corporate America - Andesa                         17          (83)        (66)
   Platinum Investor III VUL                       1,752       (6,054)     (4,302)
   Platinum Investor III VUL                           6         (349)       (343)
   Platinum Investor Plus                          1,557          (58)      1,499
   Platinum Investor Plus                             43       (1,404)     (1,361)
   Platinum Investor Survivor                        140          (40)        100
   Platinum Investor Survivor II                      --          (10)        (10)
   Platinum Investor VUL                           1,896      (12,825)    (10,929)
Pioneer Mid Cap Value VCT Portfolio - Class I
   AG Income Advantage VUL                           292          (86)        206
   Corporate America                                  --         (582)       (582)
   Income Advantage Select VUL                        92         (186)        (94)
   Platinum Investor FlexDirector VUL              8,626          (33)      8,593
   Platinum Investor FlexDirector VUL                 41       (8,052)     (8,011)
   Platinum Investor III VUL                       5,467       (6,578)     (1,111)
   Platinum Investor III VUL                       1,043       (3,081)     (2,038)
   Platinum Investor IV VUL                        1,192         (225)        967
   Platinum Investor Plus                          2,149          (61)      2,088
   Platinum Investor Plus                             80       (1,612)     (1,532)
   Platinum Investor Survivor II                     208       (1,553)     (1,345)
   Platinum Investor VIP VUL                       3,229       (2,171)      1,058
   Platinum Investor VIP VUL                       1,510          (41)      1,469
   Platinum Investor VUL                               1          (14)        (13)
   Platinum Investor VUL                              19           (4)         15
   Protection Advantage Select VUL                   311         (284)         27
Putnam VT Diversified Income Fund - Class IB
   AG Income Advantage VUL                           117       (2,163)     (2,046)
   AG Legacy Plus                                  1,015       (1,200)       (185)
   AG Legacy Plus                                     21       (1,516)     (1,495)
   Corporate America                                 501       (2,050)     (1,549)
   Corporate America - Andesa                         --       (6,188)     (6,188)
   Income Advantage Select VUL                        81          (33)         48
   Income Advantage Select VUL                       114           (3)        111
   Platinum Investor FlexDirector VUL                 24          (23)          1
   Platinum Investor FlexDirector VUL                  4          (26)        (22)
   Platinum Investor III VUL                      13,065      (20,952)     (7,887)
   Platinum Investor III VUL                       1,050       (5,736)     (4,686)
   Platinum Investor IV VUL                          654       (1,214)       (560)
   Platinum Investor Plus                          3,872       (1,061)      2,811
   Platinum Investor Plus                            420       (2,598)     (2,178)
   Platinum Investor Survivor                        256          (90)        166
   Platinum Investor Survivor II                   7,296         (203)      7,093
   Platinum Investor VIP VUL                       3,113         (929)      2,184
   Platinum Investor VUL                           8,858       (5,779)      3,079
   Platinum Investor VUL                              --       (4,141)     (4,141)
   Protection Advantage Select VUL                   127         (144)        (17)
Putnam VT Growth and Income Fund - Class IB
   Corporate America                                 729         (676)         53
   Corporate America - Andesa                          1       (7,519)     (7,518)
   Platinum Investor III VUL                      50,095      (20,744)     29,351
   Platinum Investor III VUL                         671      (47,377)    (46,706)
   Platinum Investor IV VUL                        2,234       (2,253)        (19)
   Platinum Investor Plus                         11,827       (4,243)      7,584
   Platinum Investor Plus                            425      (10,007)     (9,582)
   Platinum Investor Survivor                        594       (2,700)     (2,106)
   Platinum Investor Survivor II                     910         (970)        (60)
   Platinum Investor VUL                           3,439      (12,766)     (9,327)
   Platinum Investor VUL                              --           --          --

                                   VL-R - 50

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.


                                                               Accumulation    Net
                                                  Accumulation    Units      Increase
Divisions                                         Units Issued   Redeemed   (Decrease)
---------                                         ------------ ------------ ----------
Putnam VT International Value Fund - Class IB
   Corporate America                                  1,769         (121)      1,648
   Platinum Investor FlexDirector VUL                     7           (9)         (2)
   Platinum Investor III VUL                         37,004      (14,924)     22,080
   Platinum Investor III VUL                          1,035      (19,754)    (18,719)
   Platinum Investor IV VUL                           1,672       (3,381)     (1,709)
   Platinum Investor Plus                            11,276       (1,660)      9,616
   Platinum Investor Plus                               430       (5,486)     (5,056)
   Platinum Investor Survivor                           296       (1,117)       (821)
   Platinum Investor Survivor II                      2,018         (719)      1,299
   Platinum Investor VIP VUL                          9,137       (7,225)      1,912
   Platinum Investor VIP VUL                             97           (2)         95
   Platinum Investor VUL                              3,741       (8,501)     (4,760)
   Platinum Investor VUL                                 35           (8)         27
Putnam VT Multi-Cap Growth Fund - Class IB
   AG Legacy Plus                                        33         (668)       (635)
Putnam VT Small Cap Value Fund - Class IB
   AG Income Advantage VUL                              260       (1,440)     (1,180)
   AG Legacy Plus                                        77       (1,669)     (1,592)
   AG Legacy Plus                                        --         (418)       (418)
   Income Advantage Select VUL                           27          (15)         12
   Protection Advantage Select VUL                       54          (34)         20
Putnam VT Voyager Fund - Class IB
   AG Legacy Plus                                     1,551       (1,292)        259
   AG Legacy Plus                                        --       (2,592)     (2,592)
SunAmerica Aggressive Growth Portfolio - Class 1
   AG Income Advantage VUL                               88          (71)         17
   Income Advantage Select VUL                           47          (37)         10
   Platinum Investor FlexDirector VUL                     1           (2)         (1)
   Platinum Investor III VUL                         10,709      (17,026)     (6,317)
   Platinum Investor III VUL                            415       (9,493)     (9,078)
   Platinum Investor IV VUL                           1,075       (2,066)       (991)
   Platinum Investor Plus                             4,492         (407)      4,085
   Platinum Investor Plus                               123       (3,083)     (2,960)
   Platinum Investor Survivor II                         14           --          14
   Platinum Investor VIP VUL                          4,587       (2,107)      2,480
   Platinum Investor VUL                                106         (741)       (635)
   Protection Advantage Select VUL                       52         (579)       (527)
SunAmerica Balanced Portfolio - Class 1
   AG Income Advantage VUL                              114          (34)         80
   Corporate America                                  1,024           (8)      1,016
   Income Advantage Select VUL                        2,324         (105)      2,219
   Platinum Investor FlexDirector VUL                     3           (2)          1
   Platinum Investor III VUL                         23,663      (31,240)     (7,577)
   Platinum Investor III VUL                            406      (19,608)    (19,202)
   Platinum Investor IV VUL                           1,157       (1,714)       (557)
   Platinum Investor Plus                             6,293       (1,381)      4,912
   Platinum Investor Plus                               308       (4,790)     (4,482)
   Platinum Investor Survivor                           255       (2,205)     (1,950)
   Platinum Investor Survivor II                         93          (46)         47
   Platinum Investor VIP VUL                            508         (558)        (50)
   Platinum Investor VUL                              1,251       (1,069)        182
   Protection Advantage Select VUL                      250          (40)        210
UIF Capital Growth Portfolio - Class I Shares
   Platinum Investor III VUL                         10,419       (4,580)      5,839
   Platinum Investor III VUL                          1,874      (11,155)     (9,281)
   Platinum Investor IV VUL                           1,280       (1,588)       (308)
   Platinum Investor Plus                             2,279         (581)      1,698
   Platinum Investor Plus                                98       (1,483)     (1,385)
   Platinum Investor Survivor                           345       (1,493)     (1,148)
   Platinum Investor Survivor II                         --          (25)        (25)
   Platinum Investor VUL                              3,895      (18,341)    (14,446)
   Platinum Investor VUL                                 --           --          --

                                   VL-R - 51

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.


                                                                Accumulation    Net
                                                   Accumulation    Units      Increase
Divisions                                          Units Issued   Redeemed   (Decrease)
---------                                          ------------ ------------ ----------
VALIC Company I Dynamic Allocation Fund
   Income Advantage Select VUL                           215          (21)        194
   Protection Advantage Select VUL                     1,607          (92)      1,515
VALIC Company I Emerging Economies Fund
   Income Advantage Select VUL                           565          (15)        550
   Protection Advantage Select VUL                       150          (24)        126
VALIC Company I Foreign Value Fund
   Protection Advantage Select VUL                       138           (4)        134
VALIC Company II Mid Cap Value
   Income Advantage Select VUL                           133          (13)        120
   Protection Advantage Select VUL                        68           (8)         60
VALIC Company II Strategic Bond Fund
   Income Advantage Select VUL                         4,228          (46)      4,182
   Protection Advantage Select VUL                       762          (20)        742
VALIC Company II Socially Responsible Fund
   Income Advantage Select VUL                            79          (19)         60
   Protection Advantage Select VUL                     1,026          (10)      1,016
VALIC Company I International Equities Index Fund
   AG Income Advantage VUL                            11,309         (238)     11,071
   AG Legacy Plus                                         --         (325)       (325)
   Corporate America                                     224         (111)        113
   Income Advantage Select VUL                           309         (118)        191
   Platinum Investor FlexDirector VUL                    447          (21)        426
   Platinum Investor FlexDirector VUL                     --         (306)       (306)
   Platinum Investor III VUL                          19,126       (5,173)     13,953
   Platinum Investor III VUL                             359      (12,710)    (12,351)
   Platinum Investor IV VUL                              855         (298)        557
   Platinum Investor Plus                              3,837         (627)      3,210
   Platinum Investor Plus                                156       (4,972)     (4,816)
   Platinum Investor Survivor                            258         (193)         65
   Platinum Investor Survivor II                         165          (93)         72
   Platinum Investor VIP VUL                           5,961       (1,927)      4,034
   Platinum Investor VUL                               1,329       (8,241)     (6,912)
   Platinum Investor VUL                                  --         (127)       (127)
   Protection Advantage Select VUL                       663         (103)        560
VALIC Company I Mid Cap Index Fund
   AG Income Advantage VUL                               290         (275)         15
   AG Legacy Plus                                      1,471         (856)        615
   AG Legacy Plus                                          2       (1,322)     (1,320)
   Corporate America                                      --          (27)        (27)
   Corporate America - Andesa                             20          (98)        (78)
   Income Advantage Select VUL                           337         (281)         56
   Platinum Investor FlexDirector VUL                     19          (14)          5
   Platinum Investor III VUL                          50,356      (25,277)     25,079
   Platinum Investor III VUL                           1,320      (33,884)    (32,564)
   Platinum Investor IV VUL                            2,529       (4,946)     (2,417)
   Platinum Investor Plus                             21,125       (2,842)     18,283
   Platinum Investor Plus                                145      (13,271)    (13,126)
   Platinum Investor Survivor                            688       (2,291)     (1,603)
   Platinum Investor Survivor II                         220         (304)        (84)
   Platinum Investor VIP VUL                           7,801       (4,738)      3,063
   Platinum Investor VIP VUL                              13          (26)        (13)
   Platinum Investor VUL                               2,728      (53,314)    (50,586)
   Platinum Investor VUL                                  --           --          --
   Protection Advantage Select VUL                       395         (219)        176

                                   VL-R - 52

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.


                                                        Accumulation    Net
                                           Accumulation    Units      Increase
Divisions                                  Units Issued   Redeemed   (Decrease)
---------                                  ------------ ------------ ----------
VALIC Company I Money Market I Fund
   AG Income Advantage VUL                     9,040        (2,163)     6,877
   AG Income Advantage VUL                       336           (13)       323
   AG Legacy Plus                             14,783       (15,036)      (253)
   Corporate America                           1,014        (1,131)      (117)
   Income Advantage Select VUL                 6,154          (262)     5,892
   Platinum Investor FlexDirector VUL          2,943           (12)     2,931
   Platinum Investor FlexDirector VUL             26        (2,659)    (2,633)
   Platinum Investor III VUL                  83,023       (42,660)    40,363
   Platinum Investor III VUL                   1,528       (91,645)   (90,117)
   Platinum Investor IV VUL                   11,521       (80,055)   (68,534)
   Platinum Investor Plus                     25,867        (5,499)    20,368
   Platinum Investor Plus                     17,240       (39,949)   (22,709)
   Platinum Investor Survivor                 16,624        (8,800)     7,824
   Platinum Investor Survivor                     --            --         --
   Platinum Investor Survivor II              17,061       (40,269)   (23,208)
   Platinum Investor VIP VUL                  23,235       (29,519)    (6,284)
   Platinum Investor VIP VUL                     179          (106)        73
   Platinum Investor VUL                     179,508      (199,991)   (20,483)
   Platinum Investor VUL                       2,220        (4,365)    (2,145)
   Protection Advantage Select VUL            79,686       (67,437)    12,249
VALIC Company I Nasdaq-100 Index Fund
   AG Income Advantage VUL                       213           (31)       182
   Income Advantage Select VUL                   958           (15)       943
   Platinum Investor FlexDirector VUL             87            --         87
   Platinum Investor FlexDirector VUL              2           (71)       (69)
   Platinum Investor III VUL                  27,126       (25,820)     1,306
   Platinum Investor III VUL                     721       (36,120)   (35,399)
   Platinum Investor IV VUL                    1,259          (775)       484
   Platinum Investor Plus                      7,888        (3,616)     4,272
   Platinum Investor Plus                         63        (4,565)    (4,502)
   Platinum Investor Survivor                    116          (158)       (42)
   Platinum Investor Survivor II                 707          (231)       476
   Platinum Investor VIP VUL                   2,905        (1,907)       998
   Platinum Investor VUL                       7,263        (6,797)       466
   Platinum Investor VUL                          53          (645)      (592)
   Protection Advantage Select VUL               902          (437)       465
VALIC Company I Science & Technology Fund
   AG Income Advantage VUL                       131          (736)      (605)
   Income Advantage Select VUL                   360           (11)       349
   Platinum Investor FlexDirector VUL            136           (47)        89
   Platinum Investor FlexDirector VUL            246          (121)       125
   Platinum Investor III VUL                  14,335        (4,003)    10,332
   Platinum Investor III VUL                   1,214       (27,158)   (25,944)
   Platinum Investor IV VUL                      769          (520)       249
   Platinum Investor Plus                      3,644        (1,115)     2,529
   Platinum Investor Plus                         38        (2,240)    (2,202)
   Platinum Investor Survivor                    140           (89)        51
   Platinum Investor Survivor II               3,608        (1,687)     1,921
   Platinum Investor VIP VUL                     800          (394)       406
   Platinum Investor VUL                       1,088          (426)       662
   Platinum Investor VUL                          --          (788)      (788)
   Protection Advantage Select VUL             1,431           (69)     1,362

                                   VL-R - 53

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.


                                                       Accumulation    Net
                                          Accumulation    Units      Increase
  Divisions                               Units Issued   Redeemed   (Decrease)
  ---------                               ------------ ------------ ----------
  VALIC Company I Small Cap Index Fund
     AG Income Advantage VUL                    210         (304)        (94)
     Corporate America                          116       (1,279)     (1,163)
     Corporate Investor Select                   --           (8)         (8)
     Income Advantage Select VUL              2,589          (74)      2,515
     Platinum Investor FlexDirector VUL       1,803           (7)      1,796
     Platinum Investor FlexDirector VUL           5       (1,460)     (1,455)
     Platinum Investor III VUL               37,998      (26,427)     11,571
     Platinum Investor III VUL                1,081      (24,296)    (23,215)
     Platinum Investor IV VUL                 1,819       (4,747)     (2,928)
     Platinum Investor Plus                  13,950         (460)     13,490
     Platinum Investor Plus                     174      (10,279)    (10,105)
     Platinum Investor Survivor                 517         (789)       (272)
     Platinum Investor Survivor II              849         (439)        410
     Platinum Investor VIP VUL                8,703       (6,212)      2,491
     Platinum Investor VUL                   61,244       (5,614)     55,630
     Platinum Investor VUL                       43          (43)         --
     Protection Advantage Select VUL          1,050         (206)        844
  VALIC Company I Stock Index Fund
     AG Income Advantage VUL                    993         (779)        214
     AG Legacy Plus                           2,020         (500)      1,520
     AG Legacy Plus                              --       (2,068)     (2,068)
     Corporate America                          394       (4,190)     (3,796)
     Corporate America - Andesa                  41         (203)       (162)
     Corporate Investor Select                    1           (9)         (8)
     Income Advantage Select VUL                131       (8,477)     (8,346)
     Platinum Investor FlexDirector VUL       8,987           (5)      8,982
     Platinum Investor FlexDirector VUL         312       (7,407)     (7,095)
     Platinum Investor III VUL               70,053      (41,985)     28,068
     Platinum Investor III VUL                1,171      (63,135)    (61,964)
     Platinum Investor IV VUL                 3,034       (5,289)     (2,255)
     Platinum Investor Plus                  33,967       (4,248)     29,719
     Platinum Investor Plus                     940      (28,159)    (27,219)
     Platinum Investor Survivor               1,936       (7,450)     (5,514)
     Platinum Investor Survivor II            1,070       (2,963)     (1,893)
     Platinum Investor VIP VUL               16,844       (5,663)     11,181
     Platinum Investor VUL                    6,377      (81,571)    (75,194)
     Platinum Investor VUL                       49          (49)         --
     Protection Advantage Select VUL            824         (479)        345
  Vanguard VIF High Yield Bond Portfolio
     AG Income Advantage VUL                    552         (376)        176
     Corporate America                        2,420         (198)      2,222
     Corporate Investor Select                   --          (10)        (10)
     Income Advantage Select VUL                236         (134)        102
     Platinum Investor FlexDirector VUL          48          (46)          2
     Platinum Investor FlexDirector VUL           6          (49)        (43)
     Platinum Investor III VUL               40,758      (10,073)     30,685
     Platinum Investor III VUL                  882      (28,717)    (27,835)
     Platinum Investor IV VUL                 5,559       (4,529)      1,030
     Platinum Investor Plus                   9,802       (2,284)      7,518
     Platinum Investor Plus                     570       (7,684)     (7,114)
     Platinum Investor Survivor               3,811       (3,396)        415
     Platinum Investor Survivor II            5,275         (298)      4,977
     Platinum Investor VIP VUL                5,602       (6,266)       (664)
     Platinum Investor VIP VUL                   36          (40)         (4)
     Platinum Investor VUL                    8,167       (8,040)        127
     Platinum Investor VUL                       27         (909)       (882)
     Protection Advantage Select VUL            610         (265)        345

                                   VL-R - 54

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.


                                                       Accumulation    Net
                                          Accumulation    Units      Increase
  Divisions                               Units Issued   Redeemed   (Decrease)
  ---------                               ------------ ------------ ----------
  Vanguard VIF REIT Index Portfolio
     AG Income Advantage VUL                  2,964       (4,548)     (1,584)
     AG Income Advantage VUL                     --           (8)         (8)
     Corporate America                          806         (203)        603
     Income Advantage Select VUL                668         (739)        (71)
     Income Advantage Select VUL                  8          (84)        (76)
     Platinum Investor FlexDirector VUL       4,465          (72)      4,393
     Platinum Investor FlexDirector VUL         262       (2,865)     (2,603)
     Platinum Investor III VUL              138,959      (20,803)    118,156
     Platinum Investor III VUL                  857      (48,095)    (47,238)
     Platinum Investor IV VUL                 4,339       (7,040)     (2,701)
     Platinum Investor Plus                  24,977       (4,688)     20,289
     Platinum Investor Plus                     476      (13,200)    (12,724)
     Platinum Investor Survivor                 615         (741)       (126)
     Platinum Investor Survivor II            2,494       (1,724)        770
     Platinum Investor VIP VUL                9,054       (8,672)        382
     Platinum Investor VIP VUL                  131         (166)        (35)
     Platinum Investor VUL                    4,773       (9,404)     (4,631)
     Platinum Investor VUL                       --       (1,172)     (1,172)
     Protection Advantage Select VUL          1,172         (563)        609

                                   VL-R - 55

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the year ended December 31, 2013.


                                                                                Accumulation    Net
                                                                   Accumulation    Units      Increase
Divisions                                                          Units Issued   Redeemed   (Decrease)
---------                                                          ------------ ------------ ----------
Alger Capital Appreciation Portfolio - Class I-2 Shares
   AG Income Advantage VUL                                               822         (979)       (157)
   Corporate America (reduced surrender charge)                          385         (245)        140
   Income Advantage Select                                               501         (291)        210
   Platinum Investor I & II                                                9         (188)       (179)
   Platinum Investor I & II (first reduction in expense ratio)           386          (12)        375
   Platinum Investor III                                               4,459      (40,229)    (35,770)
   Platinum Investor III (first reduction in expense ratio)           75,050       (7,485)     67,565
   Platinum Investor IV                                                  870       (1,158)       (288)
   Platinum Investor FlexDirector                                      4,522           (7)      4,515
   Platinum Investor PLUS                                                506       (5,708)     (5,202)
   Platinum Investor Survivor (first reduction in expense ratio)         790          (97)        693
   Platinum Investor Survivor II                                         866         (724)        143
   Platinum Investor Plus (first reduction in expense ratio)           5,306         (167)      5,139
   Platinum Investor VIP                                               3,903       (3,278)        625
   Platinum Investor VIP (with GMWB rider)                               386         (163)        222
   Protection Advantage Select                                         1,365         (682)        683
Alger Mid Cap Growth Portfolio - Class I-2 Shares
   AG Income Advantage VUL                                             2,460       (2,827)       (367)
   AG Income Advantage VUL (with GMWB rider)                              --          (17)        (17)
   Corporate America (reduced surrender charge)                          391       (2,686)     (2,295)
   Income Advantage Select                                                96          (55)         41
   Platinum Investor I & II                                               52         (317)       (266)
   Platinum Investor I & II (first reduction in expense ratio)           344         (679)       (335)
   Platinum Investor III                                               2,872      (14,884)    (12,012)
   Platinum Investor III (first reduction in expense ratio)           25,104       (4,589)     20,515
   Platinum Investor IV                                                1,139       (3,854)     (2,715)
   Platinum Investor FlexDirector                                      4,320       (4,312)          9
   Platinum Investor PLUS                                                577       (1,908)     (1,331)
   Platinum Investor Plus (first reduction in expense ratio)           2,855         (132)      2,722
   Platinum Investor Survivor (first reduction in expense ratio)          --         (371)       (371)
   Platinum Investor Survivor II                                         309         (137)        172
   Platinum Investor VIP                                               4,710       (3,672)      1,038
   Platinum Investor VIP (with GMWB rider)                                23          (84)        (61)
   Protection Advantage Select                                           327         (323)          4
American Century VP Value Fund - Class I
   AG Income Advantage VUL                                             1,957         (649)      1,309
   AG Legacy Plus                                                        270       (1,837)     (1,568)
   AG Legacy Plus (first reduction in expense ratio)                   3,367       (1,159)      2,208
   Corporate America (reduced surrender charge)                          534       (2,196)     (1,662)
   Income Advantage Select                                               223          (32)        191
   Platinum Investor I & II                                            2,292       (4,768)     (2,476)
   Platinum Investor I & II (first reduction in expense ratio)         9,488      (10,491)     (1,003)
   Platinum Investor III                                               7,606      (62,908)    (55,302)
   Platinum Investor III (first reduction in expense ratio)           81,551      (26,600)     54,951
   Platinum Investor IV                                                3,230       (5,232)     (2,001)
   Platinum Investor FlexDirector                                         19          (12)          7
   Platinum Investor PLUS                                                637      (18,318)    (17,682)
   Platinum Investor III                                               2,426      (28,185)    (25,759)
   Platinum Investor III (first reduction in expense ratio)           38,745      (13,975)     24,770
   Platinum Investor IV                                                2,638       (2,523)        115
   Platinum Investor Plus (first reduction in expense ratio)          24,839       (5,388)     19,451
   Platinum Investor Survivor
   Platinum Investor Survivor (first reduction in expense ratio)      83,992      (83,831)        161
   Platinum Investor Survivor II                                       3,768       (5,595)     (1,827)
   Platinum Investor VIP                                              12,339       (6,993)      5,346
   Protection Advantage Select                                           651       (2,511)     (1,860)
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor I & II (first reduction in expense ratio)         8,612       (8,612)         --
   Platinum Investor I & II (first reduction in expense ratio)        10,668      (10,574)         94
   Platinum Investor FlexDirector                                      6,532          (42)      6,490

                                   VL-R - 56

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.


                                                                                Accumulation    Net
                                                                   Accumulation    Units      Increase
Divisions                                                          Units Issued   Redeemed   (Decrease)
---------                                                          ------------ ------------ ----------
   Platinum Investor PLUS                                                263        (4,870)     (4,607)
   Platinum Investor Plus (first reduction in expense ratio)           6,498        (1,919)      4,579
   Platinum Investor Survivor (first reduction in expense ratio)         536          (229)        307
   Platinum Investor Survivor II                                          71          (351)       (281)
Dreyfus VIF International Value Portfolio - Initial Shares
   AG Income Advantage VUL                                             2,231          (329)      1,901
   AG Income Advantage VUL (with GMWB rider)                              --           (17)        (17)
   Income Advantage Select                                               386          (183)        203
   Protection Advantage Select                                           754          (411)        343
Dreyfus VIF Opportunistic Small Cap Portfolio - Initial Shares
   Corporate America                                                      32          (148)       (116)
   Platinum Investor I & II                                              677          (908)       (231)
   Platinum Investor I & II (first reduction in expense ratio)        53,950      (100,895)    (46,944)
   Platinum Investor III                                              11,335       (55,415)    (44,079)
   Platinum Investor III (first reduction in expense ratio)           44,751       (29,837)     14,915
   Platinum Investor IV                                                2,248        (2,778)       (530)
   Platinum Investor FlexDirector
   Platinum Investor PLUS                                                855       (11,723)    (10,868)
   Platinum Investor Plus (first reduction in expense ratio)           8,065          (655)      7,411
   Platinum Investor Survivor
   Platinum Investor Survivor (first reduction in expense ratio)         417        (1,625)     (1,209)
   Platinum Investor Survivor II                                       9,246        (9,598)       (352)
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Corporate America                                                      17           (73)        (56)
   Corporate America (reduced surrender charge)                          326          (577)       (251)
   Platinum Investor I & II                                              223        (1,013)       (790)
   Platinum Investor I & II (first reduction in expense ratio)        47,799       (78,801)    (31,001)
   Platinum Investor III                                               5,398       (51,554)    (46,156)
   Platinum Investor III (first reduction in expense ratio)           62,823       (20,938)     41,886
   Platinum Investor IV                                                2,193        (5,666)     (3,474)
   Platinum Investor Plus (first reduction in expense ratio)           9,089        (1,834)      7,255
   Platinum Investor PLUS                                                350        (9,494)     (9,145)
   Platinum Investor Survivor (first reduction in expense ratio)       2,373        (1,729)        644
   Platinum Investor Survivor II                                         582          (407)        175
Fidelity VIP Asset Manager Portfolio - Service Class 2
   AG Income Advantage VUL                                               626          (259)        367
   AG Legacy Plus                                                          3        (2,311)     (2,308)
   AG Legacy Plus                                                      2,617          (547)      2,071
   Corporate America (reduced surrender charge)                           --          (338)       (338)
   Income Advantage Select                                                81          (200)       (119)
   Platinum Investor I & II                                               --       (14,499)    (14,499)
   Platinum Investor I & II (first reduction in expense ratio)        20,808        (8,974)     11,833
   Platinum Investor III                                               2,231       (40,624)    (38,393)
   Platinum Investor III (first reduction in expense ratio)           46,438       (13,703)     32,734
   Platinum Investor IV                                                  569          (971)       (403)
   Platinum Investor FlexDirector                                          9           (22)        (12)
   Platinum Investor PLUS                                                589       (11,925)    (11,337)
   Platinum Investor Plus (first reduction in expense ratio)          16,008        (2,023)     13,985
   Platinum Investor Survivor                                             --            --          --
   Platinum Investor Survivor (first reduction in expense ratio)         944          (231)        713
   Platinum Investor Survivor II                                         149           (68)         81
   Platinum Investor VIP                                               1,707        (1,473)        234
   Protection Advantage Select                                         2,440        (2,323)        117
Fidelity VIP Contrafund Portfolio - Service Class 2
   AG Income Advantage VUL                                             2,259        (2,486)       (227)
   AG Legacy Plus                                                         12        (5,017)     (5,005)
   AG Legacy Plus (first reduction in expense ratio)                   7,265        (1,158)      6,107
   Corporate America (reduced surrender charge)                        1,956        (4,059)     (2,103)
   Corporate Investor Select                                              20          (505)       (485)
   Income Advantage Select                                               867          (290)        576
   Platinum Investor I & II                                            4,862       (12,744)     (7,882)
   Platinum Investor I & II (first reduction in expense ratio)        22,460       (32,231)     (9,772)
   Platinum Investor III                                              33,468      (170,450)   (136,982)
   Platinum Investor III (first reduction in expense ratio)          185,107       (79,462)    105,644
   Platinum Investor IV                                                5,867       (13,447)     (7,579)
   Platinum Investor FlexDirector                                        117          (239)       (121)
   Platinum Investor PLUS                                              1,387       (39,091)    (37,703)

                                   VL-R - 57

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.


                                                                                Accumulation    Net
                                                                   Accumulation    Units      Increase
Divisions                                                          Units Issued   Redeemed   (Decrease)
---------                                                          ------------ ------------ ----------
   Platinum Investor Plus (first reduction in expense ratio)          56,215        (3,259)    52,957
   Platinum Investor Survivor                                             --            --         --
   Platinum Investor Survivor (first reduction in expense ratio)      18,580       (15,089)     3,491
   Platinum Investor Survivor II                                       7,906        (8,383)      (477)
   Platinum Investor VIP                                              22,570       (18,926)     3,645
   Platinum Investor VIP (with GMWB rider)                                57          (163)      (105)
   Protection Advantage Select                                         1,208        (3,568)    (2,360)
Fidelity VIP Equity-Income Portfolio - Service Class 2
   AG Income Advantage VUL                                             1,030        (1,214)      (184)
   AG Legacy Plus                                                         11        (5,187)    (5,176)
   AG Legacy Plus (first reduction in expense ratio)                   5,118        (1,491)     3,627
   Corporate America (reduced surrender charge)                        2,032        (8,756)    (6,724)
   Corporate Investor Select                                              21          (535)      (514)
   Income Advantage Select                                               373           (56)       317
   Platinum Investor I & II                                           25,369       (28,157)    (2,789)
   Platinum Investor I & II (first reduction in expense ratio)        15,339       (25,580)   (10,242)
   Platinum Investor III                                              10,303      (103,565)   (93,262)
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor III (first reduction in expense ratio)           97,782       (32,702)    65,080
   Platinum Investor IV                                                5,271        (3,275)     1,996
   Platinum Investor FlexDirector                                     13,311       (14,546)    (1,235)
   Platinum Investor PLUS                                              2,300       (24,361)   (22,061)
   Platinum Investor Plus (first reduction in expense ratio)          29,021        (1,492)    27,529
   Platinum Investor Survivor                                             --            --         --
   Platinum Investor Survivor (first reduction in expense ratio)      21,669       (32,458)   (10,789)
   Platinum Investor Survivor II                                      14,180       (19,426)    (5,246)
   Platinum Investor VIP                                              12,408       (12,251)       157
   Platinum Investor VIP (with GMWB rider)                               238          (183)        55
   Protection Advantage Select                                           936          (813)       123
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   AG Income Advantage VUL                                             1,118        (1,304)      (187)
   Corporate Investor Select                                              --           (10)       (10)
   Income Advantage Select                                                64           (16)        49
   Platinum Investor I & II (first reduction in expense ratio)            --        (6,410)    (6,410)
   Platinum Investor III                                                 419          (794)      (375)
   Platinum Investor III (first reduction in expense ratio)            4,632          (433)     4,199
   Platinum Investor IV                                                   57           (20)        37
   Platinum Investor FlexDirector                                         52           (47)         5
   Platinum Investor VIP                                               1,380        (4,570)    (3,190)
   Protection Advantage Select                                         1,079          (750)       329
Fidelity VIP Freedom 2025 Portfolio - Service Class 2
   AG Income Advantage VUL                                                 8        (1,163)    (1,155)
   Corporate America (reduced surrender charge)                        9,008        (2,394)     6,614
   Income Advantage Select                                                11            (2)         8
   Platinum Investor I & II (first reduction in expense ratio)            30          (360)      (330)
   Platinum Investor III                                                 372        (5,297)    (4,925)
   Platinum Investor III (first reduction in expense ratio)           11,311        (4,362)     6,948
   Platinum Investor IV                                                   20            (5)        14
   Platinum Investor VIP                                               1,241          (581)       660
   Platinum Investor VIP (with GMWB rider)                                41          (127)       (87)
   Platinum Investor Survivor II                                       2,354          (268)     2,086
   Protection Advantage Select                                            63        (1,351)    (1,288)
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   AG Income Advantage VUL                                             1,742          (229)     1,513
   Income Advantage Select                                               787           (53)       735
   Platinum Investor III                                                 826        (1,508)      (683)
   Platinum Investor III (first reduction in expense ratio)            6,325        (4,487)     1,838
   Platinum Investor IV                                                   58          (281)      (224)
   Platinum Investor PLUS                                                 31            (7)        24
   Platinum Investor Plus (first reduction in expense ratio)              96          (188)       (92)
   Platinum Investor Survivor II                                         278            (3)       275
   Platinum Investor VIP                                               4,427          (430)     3,997
   Platinum Investor VIP (with GMWB rider)                                60          (185)      (124)
   Protection Advantage Select                                           447          (379)        68

                                   VL-R - 58

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.


                                                                                  Accumulation    Net
                                                                     Accumulation    Units      Increase
Divisions                                                            Units Issued   Redeemed   (Decrease)
---------                                                            ------------ ------------ ----------
Fidelity VIP Growth Portfolio - Service Class 2
   AG Income Advantage VUL                                                 885        (1,027)       (142)
   AG Legacy Plus                                                           18        (1,835)     (1,816)
   AG Legacy Plus (first reduction in expense ratio)                     1,331          (657)        674
   Corporate America (reduced surrender charge)                            899        (5,851)     (4,952)
   Income Advantage Select                                                 173           (72)        101
   Platinum Investor I & II                                             29,599       (29,579)         20
   Platinum Investor I & II (first reduction in expense ratio)           9,555       (17,347)     (7,792)
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor III                                                36,794      (237,751)   (200,957)
   Platinum Investor III (first reduction in expense ratio)            158,544       (48,151)    110,394
   Platinum Investor IV                                                  3,781        (3,048)        733
   Platinum Investor FlexDirector                                        6,500        (6,501)         (1)
   Platinum Investor PLUS                                                1,109       (37,715)    (36,606)
   Platinum Investor Plus (first reduction in expense ratio)            46,157        (6,988)     39,169
   Platinum Investor Survivor
   Platinum Investor Survivor (first reduction in expense ratio)           870        (1,035)       (165)
   Platinum Investor Survivor II                                         3,029        (6,530)     (3,501)
   Platinum Investor VIP                                                 6,992        (3,318)      3,674
   Protection Advantage Select                                           1,421        (3,173)     (1,753)
Fidelity VIP Mid Cap Portfolio - Service Class 2
   AG Income Advantage VUL                                               1,280        (1,086)        193
   Corporate America (reduced surrender charge)                            911        (3,526)     (2,615)
   Corporate Investor Select                                                20          (477)       (457)
   Income Advantage Select                                                 431          (432)         (1)
   Income Advantage Select (with GMWB rider)                                 6            (3)          3
   Platinum Investor I & II                                                 26          (144)       (118)
   Platinum Investor I & II (first reduction in expense ratio)           2,966          (209)      2,757
   Platinum Investor III                                                12,354       (29,433)    (17,078)
   Platinum Investor III (first reduction in expense ratio)             53,506       (17,896)     35,609
   Platinum Investor IV                                                  3,756        (9,724)     (5,968)
   Platinum Investor FlexDirector                                           39           (16)         23
   Platinum Investor PLUS                                                  660        (4,253)     (3,593)
   Platinum Investor Plus (first reduction in expense ratio)             7,633          (106)      7,527
   Platinum Investor Survivor
   Platinum Investor Survivor (first reduction in expense ratio)        39,302       (39,235)         67
   Platinum Investor Survivor II                                         3,540        (4,264)       (723)
   Platinum Investor VIP                                                12,140        (9,586)      2,554
   Platinum Investor VIP (with GMWB rider)                                 114           (12)        102
   Protection Advantage Select                                             988          (381)        607
Franklin Templeton Franklin Small Cap Value VIP Fund - Class 2
   AG Income Advantage VUL                                               1,105          (859)        246
   Corporate America (reduced surrender charge)                            811        (2,097)     (1,286)
   Income Advantage Select                                                 576          (141)        435
   Income Advantage Select (with GMWB rider)                                 6            (3)          3
   Platinum Investor I & II                                                 20          (365)       (344)
   Platinum Investor I & II (first reduction in expense ratio)             550          (904)       (354)
   Platinum Investor III                                                 7,122       (24,300)    (17,178)
   Platinum Investor III (first reduction in expense ratio)             29,528       (18,037)     11,492
   Platinum Investor IV                                                  2,218       (10,639)     (8,421)
   Platinum Investor FlexDirector                                           26           (61)        (35)
   Platinum Investor PLUS                                                  565        (5,982)     (5,417)
   Platinum Investor Plus (first reduction in expense ratio)             6,437          (447)      5,990
   Platinum Investor Survivor (first reduction in expense ratio)         3,899        (5,100)     (1,201)
   Platinum Investor Survivor II                                         4,851        (5,591)       (740)
   Platinum Investor VIP                                                11,153        (6,501)      4,652
   Platinum Investor VIP (with GMWB rider)                                  77            (8)         69
   Protection Advantage Select                                             754        (2,095)     (1,340)
Franklin Templeton Franklin Small-Mid Cap Growth VIP Fund - Class 2
   AG Legacy Plus                                                          628        (1,510)       (882)
   AG Legacy Plus (first reduction in expense ratio)                     1,034           (98)        937

                                   VL-R - 59

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.


                                                                                        Accumulation    Net
                                                                           Accumulation    Units      Increase
Divisions                                                                  Units Issued   Redeemed   (Decrease)
---------                                                                  ------------ ------------ ----------
Franklin Templeton Franklin U.S. Government Securities VIP Fund - Class 2
   Corporate America (reduced surrender charge)                                4,007       (3,148)        859
   Platinum Investor I & II                                                       64       (1,254)     (1,190)
   Platinum Investor I & II (first reduction in expense ratio)                 2,688       (4,937)     (2,249)
   Platinum Investor III                                                       3,925      (26,467)    (22,542)
   Platinum Investor III (first reduction in expense ratio)                   30,406       (9,833)     20,573
   Platinum Investor IV                                                        2,998       (5,649)     (2,651)
   Platinum Investor FlexDirector                                                 18          (16)          2
   Platinum Investor PLUS                                                        569       (8,583)     (8,014)
   Platinum Investor Plus (first reduction in expense ratio)                  10,047         (731)      9,316
   Platinum Investor Survivor (first reduction in expense ratio)                 629       (4,252)     (3,623)
   Platinum Investor Survivor II                                                 355         (121)        234
   Platinum Investor VIP                                                       7,012       (4,320)      2,691
Franklin Templeton Franklin Mutual Shares VIP Fund - Class 2
   AG Income Advantage VUL                                                     1,034         (670)        364
   Corporate America (reduced surrender charge)                                1,459         (106)      1,353
   Income Advantage Select                                                       165         (123)         42
   Platinum Investor I & II                                                    1,415       (6,089)     (4,674)
   Platinum Investor I & II (first reduction in expense ratio)                 9,911      (14,378)     (4,467)
   Platinum Investor III                                                       7,111      (42,184)    (35,074)
   Platinum Investor III (first reduction in expense ratio)                   49,069      (30,632)     18,437
   Platinum Investor IV                                                        2,928      (13,313)    (10,385)
   Platinum Investor FlexDirector                                                 70         (295)       (225)
   Platinum Investor PLUS                                                      1,201      (13,696)    (12,495)
   Platinum Investor Plus (first reduction in expense ratio)                  14,828       (3,211)     11,618
   Platinum Investor Survivor (first reduction in expense ratio)                 803         (687)        116
   Platinum Investor Survivor II                                               1,358         (490)        868
   Platinum Investor VIP                                                       5,720       (8,384)     (2,664)
   Platinum Investor VIP (with GMWB rider)                                        --          (33)        (33)
   Protection Advantage Select                                                 1,262       (3,421)     (2,160)
Franklin Templeton Templeton Foreign VIP Fund - Class 2
   AG Legacy Plus                                                                121       (2,582)     (2,461)
   AG Legacy Plus (first reduction in expense ratio)                           3,230         (781)      2,449
   Corporate America (reduced surrender charge)                                  346       (3,934)     (3,588)
   Platinum Investor I & II                                                    6,902       (8,082)     (1,180)
   Platinum Investor I & II (first reduction in expense ratio)                13,927      (15,282)     (1,354)
   Platinum Investor III                                                      14,499      (40,907)    (26,408)
   Platinum Investor III (first reduction in expense ratio)                   57,655      (25,424)     32,230
   Platinum Investor IV                                                        1,792       (2,871)     (1,079)
   Platinum Investor FlexDirector                                              7,319       (7,902)       (583)
   Platinum Investor PLUS                                                        973       (8,253)     (7,280)
   Platinum Investor Plus (first reduction in expense ratio)                   8,499       (1,884)      6,615
   Platinum Investor Survivor (first reduction in expense ratio)               5,195       (5,772)       (577)
   Platinum Investor Survivor II                                              21,526      (22,167)       (641)
   Platinum Investor VIP                                                       9,621      (11,265)     (1,645)
Goldman Sachs VIT Strategic Growth Fund - Institutional Shares
   Platinum Investor I & II (first reduction in expense ratio)                    --         (132)       (132)
   Platinum Investor III                                                          --           --          --
   Platinum Investor III (first reduction in expense ratio)                       --         (252)       (252)
   Platinum Investor Plus (first reduction in expense ratio)                      --           (1)         (1)
   Platinum Investor Survivor (first reduction in expense ratio)                  --      (29,535)    (29,535)
   Platinum Investor Survivor II                                              16,304      (16,626)       (322)
Invesco V.I. Core Equity Fund - Series I
   Corporate America                                                              31         (143)       (112)
   Corporate America (reduced surrender charge)                                  806         (376)        429
   Platinum Investor I & II                                                       31          (75)        (44)
   Platinum Investor I & II (first reduction in expense ratio)                23,995      (50,861)    (26,866)
   Platinum Investor III                                                       2,911      (27,259)    (24,348)
   Platinum Investor III (first reduction in expense ratio)                   26,754      (26,852)        (98)
   Platinum Investor IV                                                          804       (1,372)       (568)
   Platinum Investor PLUS                                                        506       (8,254)     (7,747)
   Platinum Investor Plus (first reduction in expense ratio)                   8,976       (1,167)      7,809
   Platinum Investor Survivor (first reduction in expense ratio)               1,420       (3,212)     (1,792)
   Platinum Investor Survivor II                                                 250          (28)        222

                                   VL-R - 60

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.

                                                                   Accumulation Units Accumulation Units Net Increase
Divisions                                                                Issued            Redeemed       (Decrease)
---------                                                          ------------------ ------------------ ------------
Invesco V.I. Global Real Estate Fund - Series I
   AG Income Advantage VUL                                                  332               (222)            110
   Income Advantage Select                                                1,113               (241)            872
   Protection Advantage Select                                              216                (99)            117
Invesco V.I. Government Securities Fund - Series I
   AG Legacy Plus                                                            61             (2,484)         (2,424)
   AG Legacy Plus (first reduction in expense ratio)                      1,551               (788)            763
Invesco V.I. High Yield Fund - Series I
   Platinum Investor Plus (first reduction in expense ratio)                532                (65)            467
   Platinum Investor I & II (first reduction in expense ratio)           13,617            (18,788)         (5,171)
   Platinum Investor III                                                  6,697            (13,018)         (6,321)
   Platinum Investor III (first reduction in expense ratio)              14,200             (2,354)         11,846
   Platinum Investor IV                                                     318               (134)            183
   Platinum Investor PLUS                                                   217             (1,124)           (908)
   Platinum Investor Survivor (first reduction in expense ratio)          2,087                 (2)          2,085
   Platinum Investor Survivor II                                         11,102               (113)         10,989
Invesco V.I. International Growth Fund - Series I
   AG Income Advantage VUL                                                1,069             (1,164)            (95)
   AG Legacy Plus                                                            43             (1,934)         (1,891)
   AG Legacy Plus (first reduction in expense ratio)                      1,310               (647)            663
   Corporate America                                                         23               (102)            (80)
   Corporate America (reduced surrender charge)                             766             (6,991)         (6,224)
   Corporate Investor Select                                                 23               (525)           (502)
   Income Advantage Select                                                1,080               (262)            819
   Platinum Investor I & II                                               7,065             (9,281)         (2,215)
   Platinum Investor I & II (first reduction in expense ratio)           43,573            (23,113)         20,459
   Platinum Investor III                                                  7,431            (39,085)        (31,654)
   Platinum Investor III (first reduction in expense ratio)              44,235            (28,394)         15,841
   Platinum Investor IV                                                   2,526             (8,590)         (6,063)
   Platinum Investor FlexDirector                                            44               (138)            (94)
   Platinum Investor PLUS                                                   454             (4,390)         (3,936)
   Platinum Investor Plus (first reduction in expense ratio)              8,422             (1,189)          7,234
   Platinum Investor Survivor (first reduction in expense ratio)          1,919             (4,607)         (2,688)
   Platinum Investor Survivor II                                         12,918            (12,509)            409
   Platinum Investor VIP                                                 10,995             (9,332)          1,663
   Platinum Investor VIP (with GMWB rider)                                  221                (31)            190
   Protection Advantage Select                                            1,073               (317)            756
Invesco V.I. American Franchise Fund - Series I
   AG Legacy Plus                                                            --               (346)           (346)
   AG Legacy Plus (first reduction in expense ratio)                        198                (41)            157
Invesco V.I. Growth and Income Fund - Series I
   AG Income Advantage VUL                                                  838               (780)             58
   AG Income Advantage VUL (with GMWB rider)                                 --                (18)            (18)
   Corporate America (reduced surrender charge)                              --               (709)           (709)
   Income Advantage Select                                                  144               (160)            (16)
   Platinum Investor I & II                                                 543             (2,439)         (1,896)
   Platinum Investor I & II (first reduction in expense ratio)            4,743            (10,380)         (5,637)
   Platinum Investor III                                                 11,944            (52,246)        (40,302)
   Platinum Investor III (first reduction in expense ratio)              52,974            (22,905)         30,069
   Platinum Investor IV                                                   3,338             (9,503)         (6,165)
   Platinum Investor FlexDirector                                             4                (74)            (70)
   Platinum Investor PLUS                                                   687            (10,788)        (10,101)
   Platinum Investor Plus (first reduction in expense ratio)             15,594               (962)         14,632
   Platinum Investor Survivor (first reduction in expense ratio)          2,735               (795)          1,940
   Platinum Investor Survivor II                                         21,862            (14,744)          7,118
   Platinum Investor VIP                                                  6,805             (3,681)          3,125
   Protection Advantage Select                                            1,310             (2,473)         (1,163)

                                   VL-R - 61

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.

                                                                   Accumulation Units  Accumulation  Net Increase
Divisions                                                                Issued       Units Redeemed  (Decrease)
---------                                                          ------------------ -------------- ------------
Janus Aspen Enterprise Portfolio - Service Shares
   AG Income Advantage VUL                                                  261            (1,084)        (823)
   Corporate America (reduced surrender charge)                             517            (1,555)      (1,037)
   Income Advantage Select                                                   98              (158)         (60)
   Platinum Investor I & II                                               1,199            (1,199)          --
   Platinum Investor I & II (first reduction in expense ratio)            4,669            (1,347)       3,322
   Platinum Investor III                                                  3,947           (57,206)     (53,260)
   Platinum Investor III (first reduction in expense ratio)              40,839           (16,914)      23,925
   Platinum Investor IV                                                     946            (2,346)      (1,400)
   Platinum Investor FlexDirector                                            10               (17)          (7)
   Platinum Investor PLUS                                                   225            (2,546)      (2,321)
   Platinum Investor Plus (first reduction in expense ratio)              4,552              (475)       4,077
   Platinum Investor Survivor (first reduction in expense ratio)            123              (104)          18
   Platinum Investor Survivor II                                            144              (194)         (49)
   Platinum Investor VIP                                                  3,281              (893)       2,388
   Protection Advantage Select                                              143              (976)        (833)
Janus Aspen Forty Portfolio - Service Shares
   AG Income Advantage VUL                                                  859              (174)         684
   AG Income Advantage VUL (with GMWB rider)                                 --               (16)         (16)
   Income Advantage Select                                                  782              (131)         651
   Protection Advantage Select                                              863            (1,569)        (706)
Janus Aspen Overseas Portfolio - Service Shares
   AG Income Advantage VUL                                                3,105            (1,568)       1,537
   Corporate America (reduced surrender charge)                             627            (4,597)      (3,970)
   Platinum Investor I & II                                               2,725            (2,876)        (150)
   Platinum Investor I & II (first reduction in expense ratio)            8,125           (26,785)     (18,660)
   Platinum Investor III                                                 27,087           (62,960)     (35,873)
   Platinum Investor III (first reduction in expense ratio)              92,837           (67,980)      24,857
   Platinum Investor IV                                                   3,492            (5,112)      (1,621)
   Platinum Investor FlexDirector                                        11,931           (17,180)      (5,249)
   Platinum Investor PLUS                                                   511            (5,170)      (4,659)
   Platinum Investor Plus (first reduction in expense ratio)             13,171            (2,814)      10,357
   Platinum Investor Survivor
   Platinum Investor Survivor (first reduction in expense ratio)        144,073          (142,640)       1,433
   Platinum Investor Survivor II                                          3,874            (4,218)        (344)
   Platinum Investor VIP                                                 16,506           (13,200)       3,306
   Platinum Investor VIP (with GMWB rider)                                  949              (147)         802
   Protection Advantage Select                                            2,424              (985)       1,439
Janus Aspen Global Research Portfolio - Service Shares
   Corporate America (reduced surrender charge)                             121              (284)        (163)
   Platinum Investor I & II                                                 837              (837)           0
   Platinum Investor I & II (first reduction in expense ratio)            6,281            (5,631)         650
   Platinum Investor III                                                  1,882           (60,251)     (58,369)
   Platinum Investor III (first reduction in expense ratio)              44,668           (14,590)      30,077
   Platinum Investor IV                                                     637              (800)        (163)
   Platinum Investor PLUS                                                   408            (8,243)      (7,835)
   Platinum Investor Plus (first reduction in expense ratio)              9,682              (572)       9,110
   Platinum Investor Survivor (first reduction in expense ratio)            601              (263)         338
   Platinum Investor Survivor II                                            290              (217)          73
JPMorgan Insurance Trust Core Bond Portfolio - Class 1
   AG Income Advantage VUL                                                  179              (129)          50
   Income Advantage Select                                                  229               (77)         152
   Protection Advantage Select                                              900              (315)         585
JPMorgan Insurance Trust International Equity Portfolio - Class 1
   AG Income Advantage VUL                                                  238              (140)          99
   AG Income Advantage VUL (with GMWB rider)                                 --               (18)         (18)
   Income Advantage Select                                                  279              (249)          30
   Protection Advantage Select                                              363              (365)          (2)

                                   VL-R - 62

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.

                                                                   Accumulation Units  Accumulation  Net Increase
Divisions                                                                Issued       Units Redeemed  (Decrease)
---------                                                          ------------------ -------------- ------------
JPMorgan Insurance Trust Mid Cap Value Portfolio - Class 1
   Platinum Investor I & II                                                  --             (202)         (202)
   Platinum Investor I & II (first reduction in expense ratio)               --             (111)         (111)
   Platinum Investor III                                                     --           (2,980)       (2,980)
   Platinum Investor III (first reduction in expense ratio)               1,733           (3,105)       (1,372)
   Platinum Investor IV                                                      50             (290)         (240)
   Platinum Investor PLUS                                                    --           (1,770)       (1,770)
   Platinum Investor Plus (first reduction in expense ratio)                327               --           327
   Platinum Investor Survivor (first reduction in expense ratio)             --               (5)           (5)
   Platinum Investor Survivor II                                             --             (113)         (113)
JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1
   Platinum Investor I & II                                               8,067           (7,996)           71
   Platinum Investor I & II (first reduction in expense ratio)            3,839           (5,530)       (1,691)
   Platinum Investor III                                                  4,697          (22,187)      (17,490)
   Platinum Investor III (first reduction in expense ratio)              20,345           (7,176)       13,168
JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1
   Platinum Investor IV                                                   1,379           (6,971)       (5,593)
   Platinum Investor FlexDirector                                            39              (13)           26
   Platinum Investor PLUS                                                   296           (4,751)       (4,455)
   Platinum Investor Plus (first reduction in expense ratio)              6,327           (1,871)        4,455
   Platinum Investor Survivor (first reduction in expense ratio)             65              (10)           55
   Platinum Investor Survivor II                                          1,192           (2,123)         (931)
   Platinum Investor VIP                                                  5,472           (6,622)       (1,150)
MFS VIT Core Equity Series - Initial Class
   Corporate America (reduced surrender charge)                             207             (414)         (207)
   Platinum Investor I & II                                               1,140           (1,121)           20
   Platinum Investor I & II (first reduction in expense ratio)            3,126           (9,652)       (6,526)
   Platinum Investor III                                                  2,293          (40,002)      (37,709)
   Platinum Investor III (first reduction in expense ratio)              29,586          (15,183)       14,402
   Platinum Investor IV                                                     750             (697)           53
   Platinum Investor PLUS                                                 1,919          (17,953)      (16,034)
   Platinum Investor Plus (first reduction in expense ratio)             21,620           (1,169)       20,451
   Platinum Investor Survivor (first reduction in expense ratio)          1,167           (1,147)           20
   Platinum Investor Survivor II                                             --              (20)          (20)
MFS VIT Growth Series - Initial Class
   AG Legacy Plus                                                           309             (929)         (620)
   AG Legacy Plus (first reduction in expense ratio)                      1,109             (769)          339
   Corporate America (reduced surrender charge)                              --              (14)          (14)
   Platinum Investor I & II                                                 128             (128)           --
   Platinum Investor I & II (first reduction in expense ratio)           19,740          (38,220)      (18,481)
   Platinum Investor III                                                  8,680          (89,139)      (80,459)
   Platinum Investor III (first reduction in expense ratio)              63,397          (14,760)       48,638
   Platinum Investor IV                                                     688             (750)          (61)
   Platinum Investor FlexDirector                                        15,295          (16,508)       (1,213)
   Platinum Investor PLUS                                                 1,000          (13,441)      (12,441)
   Platinum Investor Plus (first reduction in expense ratio)             17,471           (1,527)       15,943
   Platinum Investor Survivor
   Platinum Investor Survivor (first reduction in expense ratio)            870           (1,345)         (475)
   Platinum Investor Survivor II                                            525              (36)          488
MFS VIT New Discovery Series - Initial Class
   AG Income Advantage VUL                                                  280             (259)           20
   AG Legacy Plus                                                         3,650           (5,521)       (1,872)
   AG Legacy Plus (first reduction in expense ratio)                      4,672             (107)        4,565
   Corporate America (reduced surrender charge)                             113           (1,105)         (992)
   Income Advantage Select                                                   84             (114)          (30)
   Platinum Investor I & II                                               8,696           (8,626)           70
   Platinum Investor I & II (first reduction in expense ratio)            1,169           (2,152)         (983)
   Platinum Investor III                                                  2,863          (55,280)      (52,417)
   Platinum Investor III (first reduction in expense ratio)              45,481          (10,085)       35,395

                                   VL-R - 63

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.

                                                                                Accumulation    Net
                                                                   Accumulation    Units      Increase
Divisions                                                          Units Issued   Redeemed   (Decrease)
---------                                                          ------------ ------------ ----------
   Platinum Investor IV                                                2,044       (1,263)        781
   Platinum Investor FlexDirector                                      2,055       (2,384)       (330)
   Platinum Investor PLUS                                              1,010       (9,805)     (8,795)
   Platinum Investor Plus (first reduction in expense ratio)          10,332       (1,992)      8,340
   Platinum Investor Survivor (first reduction in expense ratio)         167         (681)       (514)
   Platinum Investor Survivor II                                       8,620       (8,441)        179
   Platinum Investor VIP                                               3,174       (2,725)        448
   Platinum Investor VIP (with GMWB rider)                                --           (6)         (6)
   Protection Advantage Select                                           222         (760)       (538)
MFS VIT Research Series - Initial Class
   AG Income Advantage VUL                                               334         (186)        148
   Income Advantage Select                                               588          (71)        517
   Platinum Investor I & II (first reduction in expense ratio)           582       (1,089)       (507)
   Platinum Investor III                                               6,462      (19,211)    (12,749)
   Platinum Investor III (first reduction in expense ratio)           17,347       (5,920)     11,428
   Platinum Investor IV                                                  417         (870)       (453)
   Platinum Investor PLUS                                                197       (5,756)     (5,559)
   Platinum Investor Plus (first reduction in expense ratio)           7,770         (245)      7,525
   Platinum Investor Survivor (first reduction in expense ratio)         856       (1,144)       (288)
   Platinum Investor Survivor II                                          20          (63)        (42)
   Platinum Investor VIP                                               2,156         (578)      1,578
   Protection Advantage Select                                           436         (239)        197
MFS VIT Total Return Series - Initial Class
   AG Legacy Plus                                                        625      (13,753)    (13,128)
   AG Legacy Plus (first reduction in expense ratio)                   8,549       (2,639)      5,909
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   AG Income Advantage VUL                                                76         (382)       (306)
   Corporate America (reduced surrender charge)                          328       (1,152)       (823)
   Income Advantage Select                                               618          (77)        541
   Platinum Investor I & II                                           16,036      (16,144)       (108)
   Platinum Investor I & II (first reduction in expense ratio)         4,838      (11,193)     (6,354)
   Platinum Investor III                                               4,968      (41,812)    (36,844)
   Platinum Investor III (first reduction in expense ratio)           33,724      (10,199)     23,525
   Platinum Investor IV                                                1,491       (1,049)        442
   Platinum Investor FlexDirector                                          2           (2)         --
   Platinum Investor PLUS                                                753      (11,395)    (10,642)
   Platinum Investor Plus (first reduction in expense ratio)          12,973         (847)     12,125
   Platinum Investor Survivor (first reduction in expense ratio)      58,695      (57,583)      1,112
   Platinum Investor Survivor II                                         358          (96)        263
   Platinum Investor VIP                                               4,353       (2,854)      1,499
   Platinum Investor VIP (with GMWB rider)                                18          (78)        (60)
   Protection Advantage Select                                           406       (1,217)       (811)
Neubeger Berman AMT Large Cap Value Portfolio -Class 1
   AG Legacy Plus                                                        419         (539)       (120)
   AG Legacy Plus (first reduction in expense ratio)                     979         (922)         57
Neuberger Berman AMT Socially Responsive Portfolio - Class I
   AG Income Advantage VUL                                                46           (4)         42
   Corporate America (reduced surrender charge)                          534          (18)        516
   Income Advantage Select                                                12           (1)         11
   Protection Advantage Select                                            27           (7)         20

                                   VL-R - 64

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.

                                                                                      Accumulation    Net
                                                                         Accumulation    Units      Increase
Divisions                                                                Units Issued   Redeemed   (Decrease)
---------                                                                ------------ ------------ ----------
Oppenheimer Capital Income Fund A
   AG Income Advantage VUL                                                     315         (235)         80
   Income Advantage Select                                                     109          (90)         20
   Platinum Investor I & II                                                     10       (1,221)     (1,211)
   Platinum Investor I & II (first reduction in expense ratio)               1,992         (455)      1,538
   Platinum Investor III                                                     1,613      (11,721)    (10,108)
   Platinum Investor III (first reduction in expense ratio)                 19,586       (2,575)     17,011
   Platinum Investor IV                                                      1,108       (2,644)     (1,535)
   Platinum Investor FlexDirector                                               37          (41)         (3)
   Platinum Investor PLUS                                                      494       (2,164)     (1,670)
   Platinum Investor Plus (first reduction in expense ratio)                 1,904          (50)      1,854
   Platinum Investor Survivor (first reduction in expense ratio)               239           (9)        230
   Platinum Investor Survivor II                                               471         (189)        283
   Platinum Investor VIP                                                     3,701       (5,769)     (2,068)
   Protection Advantage Select                                                 213         (499)       (286)
Oppenheimer Global Fund/VA - Non-Service Shares
   AG Income Advantage VUL                                                   1,286         (472)        814
   Corporate America (reduced surrender charge)                                548       (2,449)     (1,901)
   Corporate Investor Select                                                    30         (751)       (720)
   Income Advantage Select                                                     334         (164)        170
   Platinum Investor I & II                                                     97       (2,575)     (2,479)
   Platinum Investor I & II (first reduction in expense ratio)               5,099         (353)      4,745
   Platinum Investor III                                                     5,633      (19,331)    (13,698)
   Platinum Investor III (first reduction in expense ratio)                 29,091       (7,937)     21,153
   Platinum Investor IV                                                      2,658       (7,893)     (5,235)
   Platinum Investor FlexDirector                                               22          (13)          9
   Platinum Investor PLUS                                                      542       (2,615)     (2,073)
   Platinum Investor Plus (first reduction in expense ratio)                 4,009          (80)      3,929
   Platinum Investor Survivor (first reduction in expense ratio)            32,986      (22,820)     10,166
   Platinum Investor Survivor II                                             5,809       (6,083)       (274)
   Platinum Investor VIP                                                     9,256       (4,933)      4,323
   Platinum Investor VIP (with GMWB rider)                                      58         (158)        (99)
   Protection Advantage Select                                                 677       (1,777)     (1,100)
Oppenheimer Global Strategic Income Fund/VA (Non-Service)
   AG Legacy Plus (first reduction in expense ratio)                            90         (130)        (40)
   AG Legacy Plus                                                              271       (4,070)     (3,799)
PIMCO VIT CommodityRealReturn Strategy Portfolio - Administrative Class
   AG Income Advantage VUL                                                     938         (286)        652
   AG Income Advantage VUL (with GMWB rider)                                    --           (8)         (8)
   Corporate America (reduced surrender charge)                                562       (3,408)     (2,845)
   Income Advantage Select                                                     538          (78)        460
   Platinum Investor I & II                                                     --           --          --
   Platinum Investor I & II (first reduction in expense ratio)              13,649         (546)     13,103
   Platinum Investor III                                                     4,051       (5,108)     (1,058)
   Platinum Investor III (first reduction in expense ratio)                 12,595       (9,078)      3,517
   Platinum Investor IV                                                      2,230       (2,321)        (91)
   Platinum Investor FlexDirector                                            9,469       (8,374)      1,096
   Platinum Investor PLUS                                                      214       (1,243)     (1,029)
   Platinum Investor Plus (first reduction in expense ratio)                 1,711         (159)      1,552
   Platinum Investor Survivor II                                             6,784      (11,248)     (4,464)
   Platinum Investor VIP                                                     4,169      (13,830)     (9,662)
   Platinum Investor VIP (with GMWB rider)                                      73           (8)         65
   Protection Advantage Select                                               1,448       (1,917)       (468)
PIMCO VIT Global Bond Portfolio (Unhedged) - Administrative Class
   AG Income Advantage VUL                                                      44          (49)         (6)
   Income Advantage Select                                                     485         (107)        378
   Protection Advantage Select                                                 587         (317)        271

                                   VL-R - 65

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.

                                                              Accumulation Units  Accumulation  Net Increase
Divisions                                                           Issued       Units Redeemed  (Decrease)
---------                                                     ------------------ -------------- ------------
PIMCO VIT Real Return Portfolio - Administrative Class
   AG Income Advantage VUL                                             666              (951)         (286)
   AG Legacy Plus                                                      376            (7,159)       (6,783)
   AG Legacy Plus (first reduction in expense ratio)                 4,651            (1,193)        3,458
   Corporate America (reduced surrender charge)                        748            (4,762)       (4,014)
   Corporate Investor Select                                            12              (282)         (269)
   Income Advantage Select                                             378              (127)          251
   Platinum Investor I & II                                            418            (4,454)       (4,036)
   Platinum Investor I & II (first reduction in expense
     ratio)                                                         90,971           (94,577)       (3,606)
   Platinum Investor III                                             2,231          (103,481)     (101,250)
   Platinum Investor III (first reduction in expense ratio)        165,543           (30,729)      134,814
   Platinum Investor IV                                              2,465            (8,177)       (5,712)
   Platinum Investor FlexDirector                                       --               (35)          (35)
   Platinum Investor PLUS                                            1,293           (17,119)      (15,826)
   Platinum Investor Plus (first reduction in expense ratio)        21,536            (2,907)       18,630
   Platinum Investor Survivor (first reduction in expense
     ratio)                                                          3,047            (7,831)       (4,785)
   Platinum Investor Survivor II                                     5,983           (15,164)       (9,180)
   Platinum Investor VIP                                             8,160           (12,748)       (4,587)
   Protection Advantage Select                                         401              (228)          173
PIMCO VIT Short-Term Portfolio - Administrative Class
   AG Income Advantage VUL                                           1,469              (386)        1,083
   AG Income Advantage VUL (with GMWB rider)                            --               (13)          (13)
   Corporate America (reduced surrender charge)                        323            (6,134)       (5,812)
   Corporate Investor Select                                            --               (16)          (16)
   Income Advantage Select                                             329              (128)          201
   Platinum Investor I & II                                          1,557            (1,557)           --
   Platinum Investor I & II (first reduction in expense
     ratio)                                                          3,506            (5,578)       (2,072)
   Platinum Investor III                                            12,398           (64,222)      (51,824)
   Platinum Investor III (first reduction in expense ratio)         65,411           (84,448)      (19,037)
   Platinum Investor IV                                              4,262            (3,207)        1,056
   Platinum Investor FlexDirector                                   30,489           (19,082)       11,407
   Platinum Investor PLUS                                            6,064            (6,949)         (885)
   Platinum Investor Plus (first reduction in expense ratio)         3,812            (1,242)        2,570
   Platinum Investor Survivor (first reduction in expense
     ratio)                                                          1,306            (8,284)       (6,978)
   Platinum Investor Survivor II                                    21,806          (102,212)      (80,406)
   Platinum Investor VIP                                             7,264            (3,113)        4,151
   Platinum Investor VIP (with GMWB rider)                             195               (20)          175
   Protection Advantage Select                                         246              (148)           98
PIMCO VIT Total Return Portfolio - Administrative Class
   AG Income Advantage VUL                                           1,731              (648)        1,082
   AG Income Advantage VUL (with GMWB rider)                            --               (11)          (11)
   AG Legacy Plus                                                       38            (5,778)       (5,740)
   AG Legacy Plus (first reduction in expense ratio)                 6,859            (1,940)        4,918
   Corporate America (reduced surrender charge)                      6,927            (7,057)         (130)
   Corporate Investor Select                                            28              (576)         (549)
   Income Advantage Select                                             644              (212)          433
   Platinum Investor I & II                                          1,283            (3,573)       (2,290)
   Platinum Investor I & II (first reduction in expense
     ratio)                                                          8,557           (20,324)      (11,767)
   Platinum Investor III                                             5,696           (78,144)      (72,448)
   Platinum Investor III (first reduction in expense ratio)        118,220           (44,191)       74,028
   Platinum Investor IV                                              5,448            (6,117)         (670)
   Platinum Investor FlexDirector                                   14,151           (21,873)       (7,722)
   Platinum Investor PLUS                                            5,375           (27,995)      (22,619)
   Platinum Investor Plus (first reduction in expense ratio)        32,789            (7,457)       25,332
   Platinum Investor Survivor (first reduction in expense
     ratio)                                                          5,904            (8,667)       (2,763)
   Platinum Investor Survivor II                                    22,883           (50,936)      (28,053)
   Platinum Investor VIP                                            15,388           (14,137)        1,251

                                   VL-R - 66

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.

                                                              Accumulation Units  Accumulation  Net Increase
Divisions                                                           Issued       Units Redeemed  (Decrease)
---------                                                     ------------------ -------------- ------------
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor VIP (with GMWB rider)                             247              (36)          210
   Protection Advantage Select                                       6,554           (4,187)        2,367
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor I & II                                             --             (154)         (154)
   Platinum Investor I & II (first reduction in expense
     ratio)                                                         17,115          (37,344)      (20,230)
   Platinum Investor III                                                80           (2,182)       (2,102)
   Platinum Investor III (first reduction in expense ratio)          3,791           (6,093)       (2,303)
   Platinum Investor PLUS                                                1             (449)         (448)
   Platinum Investor Plus (first reduction in expense ratio)           589              (60)          529
   Platinum Investor Survivor (first reduction in expense
     ratio)                                                            196              (79)          117
   Platinum Investor Survivor II                                        --              (18)          (18)
Pioneer Select Mid Cap Growth VCT Portfolio - Class I
   Corporate America                                                    20              (92)          (72)
   Platinum Investor I & II                                              3              (68)          (65)
   Platinum Investor I & II (first reduction in expense
     ratio)                                                          6,784          (18,432)      (11,648)
   Platinum Investor III                                               520           (9,606)       (9,086)
   Platinum Investor III (first reduction in expense ratio)          9,637           (8,228)        1,409
   Platinum Investor PLUS                                              142           (1,198)       (1,056)
   Platinum Investor Plus (first reduction in expense ratio)         1,336              (69)        1,267
   Platinum Investor Survivor (first reduction in expense
     ratio)                                                             67              (43)           24
   Platinum Investor Survivor II                                        --              (10)          (10)
Pioneer Mid Cap Value VCT Portfolio - Class I
   AG Income Advantage VUL                                             362             (141)          221
   Corporate America (reduced surrender charge)                         --             (336)         (336)
   Income Advantage Select                                             116             (109)            6
   Platinum Investor I & II                                             22               (6)           17
   Platinum Investor I & II (first reduction in expense
     ratio)                                                             --              (15)          (15)
   Platinum Investor III                                               465           (1,902)       (1,437)
   Platinum Investor III (first reduction in expense ratio)          1,250           (1,085)          165
   Platinum Investor IV                                                256             (172)           84
   Platinum Investor FlexDirector                                   17,934          (19,467)       (1,532)
   Platinum Investor PLUS                                              218             (718)         (500)
   Platinum Investor Plus (first reduction in expense ratio)           518             (136)          382
   Platinum Investor Survivor II                                     1,413              (61)        1,352
   Platinum Investor VIP                                             3,683           (3,126)          557
   Platinum Investor VIP (with GMWB rider)                             365             (140)          225
   Protection Advantage Select                                         416             (202)          215
Putnam VT Diversified Income Fund - Class IB
   AG Income Advantage VUL                                           2,240             (118)        2,122
   AG Legacy Plus                                                       85           (2,055)       (1,971)
   AG Legacy Plus (first reduction in expense ratio)                 2,168             (248)        1,920
   Corporate America                                                    --           (6,092)       (6,092)
   Corporate America (reduced surrender charge)                        399           (1,040)         (641)
   Income Advantage Select                                             110             (157)          (46)
   Income Advantage Select (with GMWB rider)                             8               (4)            4
   Platinum Investor I & II                                             --              (31)          (31)
   Platinum Investor I & II (first reduction in expense
     ratio)                                                          1,286           (1,549)         (263)
   Platinum Investor III                                               893          (26,955)      (26,062)
   Platinum Investor III (first reduction in expense ratio)         40,122          (28,840)       11,282
   Platinum Investor IV                                              1,084           (1,017)           67
   Platinum Investor FlexDirector                                        5               (7)           (2)
   Platinum Investor PLUS                                              159           (3,211)       (3,052)
   Platinum Investor Plus (first reduction in expense ratio)         4,189             (136)        4,053
   Platinum Investor Survivor (first reduction in expense
     ratio)                                                            699              (59)          640
   Platinum Investor Survivor II                                     4,250              (86)        4,164
   Platinum Investor VIP                                             4,138           (3,959)          179
   Protection Advantage Select                                         156             (178)          (22)
Putnam VT Growth and Income Fund - Class IB
   Corporate America                                                    --           (8,484)       (8,484)
   Corporate America (reduced surrender charge)                        793           (1,091)         (298)

                                   VL-R - 67

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.

                                                              Accumulation Units  Accumulation  Net Increase
Divisions                                                           Issued       Units Redeemed  (Decrease)
---------                                                     ------------------ -------------- ------------
   Platinum Investor I & II                                            355             (414)          (59)
   Platinum Investor I & II (first reduction in expense
     ratio)                                                          3,034          (11,421)       (8,388)
   Platinum Investor III                                             3,799          (91,540)      (87,741)
   Platinum Investor III (first reduction in expense ratio)         83,637          (16,728)       66,909
   Platinum Investor IV                                              3,299           (1,903)        1,396
   Platinum Investor PLUS                                              795          (16,281)      (15,486)
   Platinum Investor Plus (first reduction in expense ratio)        17,147           (2,540)       14,607
   Platinum Investor Survivor (first reduction in expense
     ratio)                                                            697           (1,498)         (801)
   Platinum Investor Survivor II                                     1,247             (361)          886
Putnam VT International Value Fund - Class IB
   Corporate America (reduced surrender charge)                      1,221             (616)          605
   Platinum Investor I & II                                          1,917           (1,889)           27
   Platinum Investor I & II (first reduction in expense
     ratio)                                                         15,271          (35,855)      (20,585)
   Platinum Investor III                                             4,040          (29,043)      (25,003)
   Platinum Investor III (first reduction in expense ratio)         46,698          (20,431)       26,268
   Platinum Investor IV                                              1,761           (1,909)         (148)
   Platinum Investor FlexDirector                                        7              (12)           (5)
   Platinum Investor PLUS                                              439           (5,119)       (4,680)
   Platinum Investor Plus (first reduction in expense ratio)         8,922           (1,034)        7,888
   Platinum Investor Survivor                                           --               --            --
   Platinum Investor Survivor (first reduction in expense
     ratio)                                                          1,380           (1,178)          201
   Platinum Investor Survivor II                                     9,070           (9,665)         (595)
   Platinum Investor VIP                                            10,949           (6,450)        4,499
   Platinum Investor VIP (with GMWB rider)                              79             (164)          (85)
Putnam VT Multi-Cap Growth Fund - Class IB
   AG Legacy Plus                                                      478             (663)         (185)
   AG Legacy Plus (first reduction in expense ratio)                   633              (80)          553
Putnam VT Small Cap Value Fund - Class IB
   AG Income Advantage VUL                                           1,456              (87)        1,369
   AG Legacy Plus                                                    1,165           (1,387)         (222)
   AG Legacy Plus (first reduction in expense ratio)                   932             (646)          286
   Income Advantage Select                                              48              (12)           36
   Protection Advantage Select                                          80              (94)          (14)
Putnam VT Voyager Fund - Class IB
   AG Legacy Plus                                                    5,408          (11,265)       (5,857)
   AG Legacy Plus (first reduction in expense ratio)                 6,476             (277)        6,199
SunAmerica Aggressive Growth Portfolio - Class 1
   AG Income Advantage VUL                                              98              (95)            3
   Income Advantage Select                                              60              (18)           42
   Platinum Investor I & II (first reduction in expense
     ratio)                                                             96             (582)         (486)
   Platinum Investor III                                             1,809          (22,354)      (20,545)
   Platinum Investor III (first reduction in expense ratio)         27,700           (2,150)       25,551
   Platinum Investor IV                                              1,633           (1,679)          (46)
   Platinum Investor FlexDirector                                        1              (20)          (19)
   Platinum Investor PLUS                                              276           (2,119)       (1,843)
   Platinum Investor Plus (first reduction in expense ratio)         2,710             (519)        2,191
   Platinum Investor Survivor II                                        16               --            16
   Platinum Investor VIP                                             3,746           (2,086)        1,660
   Protection Advantage Select                                         103              (56)           47
SunAmerica Balanced Portfolio - Class 1
   AG Income Advantage VUL                                             125              (36)           90
   Income Advantage Select                                              41             (153)         (111)
   Platinum Investor I & II (first reduction in expense
     ratio)                                                          3,785           (1,263)        2,522
   Platinum Investor III                                             1,431          (20,656)      (19,225)
   Platinum Investor III (first reduction in expense ratio)         39,782           (2,456)       37,326
   Platinum Investor IV                                                889           (1,024)         (135)
   Platinum Investor FlexDirector                                        3               (2)            1
   Platinum Investor PLUS                                              594           (8,841)       (8,247)
   Platinum Investor Plus (first reduction in expense ratio)         9,791           (1,010)        8,781

                                   VL-R - 68

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.

                                                              Accumulation Units  Accumulation  Net Increase
Divisions                                                           Issued       Units Redeemed  (Decrease)
---------                                                     ------------------ -------------- ------------
   Platinum Investor Survivor (first reduction in expense
     ratio)                                                          6,553              (52)        6,501
   Platinum Investor Survivor II                                       143              (44)           99
   Platinum Investor VIP                                             1,414           (3,099)       (1,685)
   Protection Advantage Select                                          50             (134)          (84)
UIF Capital Growth Portfolio - Class I Shares
   Platinum Investor I & II                                            253             (253)           --
   Platinum Investor I & II (first reduction in expense
     ratio)                                                          2,919          (26,310)      (23,390)
   Platinum Investor III                                             1,424          (14,847)      (13,423)
   Platinum Investor III (first reduction in expense ratio)         10,392           (5,880)        4,512
   Platinum Investor IV                                                210             (334)         (124)
   Platinum Investor PLUS                                              151           (1,802)       (1,650)
   Platinum Investor Plus (first reduction in expense ratio)         2,530             (134)        2,395
   Platinum Investor Survivor (first reduction in expense
     ratio)                                                            568             (471)           97
   Platinum Investor Survivor II                                        --              (26)          (26)
VALIC Company I International Equities Index Fund
   AG Income Advantage VUL                                           1,961             (393)        1,567
   AG Legacy Plus                                                       --               --            --
   AG Legacy Plus (first reduction in expense ratio)                    --             (176)         (176)
   Corporate America (reduced surrender charge)                        661             (113)          548
   Income Advantage Select                                             143              (18)          125
   Platinum Investor I & II                                          2,942           (4,594)       (1,653)
   Platinum Investor I & II (first reduction in expense
     ratio)                                                          6,050          (10,069)       (4,019)
   Platinum Investor III                                               951          (12,904)      (11,953)
   Platinum Investor III (first reduction in expense ratio)         13,434           (9,747)        3,688
   Platinum Investor IV                                              1,294           (1,205)           88
   Platinum Investor FlexDirector                                       --              (51)          (51)
   Platinum Investor PLUS                                              652           (4,528)       (3,876)
   Platinum Investor Plus (first reduction in expense ratio)         6,264             (587)        5,677
   Platinum Investor Survivor (first reduction in expense
     ratio)                                                            334             (749)         (414)
   Platinum Investor Survivor II                                       258             (558)         (300)
   Platinum Investor VIP                                             4,630           (2,245)        2,385
   Protection Advantage Select                                         280             (161)          119
VALIC Company I Mid Cap Index Fund
   AG Income Advantage VUL                                           2,016           (1,612)          403
   AG Legacy Plus                                                      285             (875)         (589)
   AG Legacy Plus (first reduction in expense ratio)                 1,521           (1,085)          435
   Corporate America                                                    23             (105)          (82)
   Corporate America (reduced surrender charge)                        234           (3,693)       (3,460)
   Income Advantage Select                                              97              (12)           86
   Platinum Investor I & II                                          1,117           (2,010)         (892)
   Platinum Investor I & II (first reduction in expense
     ratio)                                                          6,407          (22,779)      (16,372)
   Platinum Investor III                                             2,550          (47,739)      (45,189)
   Platinum Investor III (first reduction in expense ratio)         63,390          (45,741)       17,649
   Platinum Investor IV                                              2,910           (2,575)          335
   Platinum Investor FlexDirector                                       20              (20)           --
   Platinum Investor PLUS                                            1,296          (15,488)      (14,192)
   Platinum Investor Plus (first reduction in expense ratio)        24,305           (2,466)       21,839
   Platinum Investor Survivor (first reduction in expense
     ratio)                                                          1,209           (1,585)         (376)
   Platinum Investor Survivor II                                     5,019           (5,065)          (45)
   Platinum Investor VIP                                             6,355           (4,382)        1,973
   Platinum Investor VIP (with GMWB rider)                              51             (155)         (104)
   Protection Advantage Select                                         280             (455)         (174)
VALIC Company I Money Market I Fund
   AG Income Advantage VUL                                          12,424          (13,567)       (1,142)
   AG Income Advantage VUL (with GMWB rider)                            --              (11)          (11)
   AG Legacy Plus                                                    1,120           (1,776)         (656)
   AG Legacy Plus (first reduction in expense ratio)                 9,655          (10,551)         (896)
   Corporate America (reduced surrender charge)                      5,009          (16,371)      (11,362)

                                   VL-R - 69

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.

                                                              Accumulation Units  Accumulation  Net Increase
Divisions                                                           Issued       Units Redeemed  (Decrease)
---------                                                     ------------------ -------------- ------------
   Income Advantage Select                                           1,417            (5,239)       (3,822)
   Platinum Investor I & II                                            972            (6,565)       (5,593)
   Platinum Investor I & II (first reduction in expense
     ratio)                                                        158,001          (184,448)      (26,448)
   Platinum Investor III                                            26,542          (151,212)     (124,670)
   Platinum Investor III (first reduction in expense ratio)        137,086           (71,348)       65,737
   Platinum Investor IV                                             68,438            (3,963)       64,475
   Platinum Investor FlexDirector                                    3,211            (3,030)          181
   Platinum Investor PLUS                                            2,077           (15,666)      (13,588)
   Platinum Investor Plus (first reduction in expense ratio)        14,728            (2,102)       12,626
   Platinum Investor Survivor (first reduction in expense
     ratio)                                                         12,555           (33,243)      (20,688)
   Platinum Investor Survivor II                                    42,897           (18,563)       24,334
   Platinum Investor VIP                                            15,151           (46,261)      (31,111)
   Platinum Investor VIP (with GMWB rider)                              89                (9)           80
   Protection Advantage Select                                      14,973            (3,878)       11,095
VALIC Company I Nasdaq-100 Index Fund
   AG Income Advantage VUL                                             880              (211)          668
   Income Advantage Select                                              22                (3)           19
   Platinum Investor I & II                                          2,317            (2,221)           96
   Platinum Investor I & II (first reduction in expense
     ratio)                                                          1,754            (1,867)         (113)
   Platinum Investor III                                             7,357           (79,825)      (72,468)
   Platinum Investor III (first reduction in expense ratio)         45,996            (7,798)       38,199
   Platinum Investor IV                                                462              (884)         (421)
   Platinum Investor FlexDirector                                        3                (5)           (2)
   Platinum Investor PLUS                                            1,010            (7,814)       (6,804)
   Platinum Investor Plus (first reduction in expense ratio)        10,955            (1,960)        8,995
   Platinum Investor Survivor (first reduction in expense
     ratio)                                                            588              (143)          445
   Platinum Investor Survivor II                                     1,241            (2,806)       (1,565)
   Platinum Investor VIP                                             2,923            (2,332)          590
   Protection Advantage Select                                         879              (580)          299
VALIC Company I Science & Technology Fund
   AG Income Advantage VUL                                             228               (55)          173
   Income Advantage Select                                               8                (1)            6
   Platinum Investor I & II                                             63                --            63
   Platinum Investor I & II (first reduction in expense
     ratio)                                                          3,330            (3,829)         (500)
   Platinum Investor III                                             7,307           (22,964)      (15,657)
   Platinum Investor III (first reduction in expense ratio)          9,990            (2,329)        7,661
   Platinum Investor IV                                                407              (592)         (185)
   Platinum Investor FlexDirector                                       17               (12)            5
   Platinum Investor PLUS                                              191            (1,677)       (1,486)
   Platinum Investor Plus (first reduction in expense ratio)         2,248               (34)        2,215
   Platinum Investor Survivor (first reduction in expense
     ratio)                                                            169               (89)           80
   Platinum Investor Survivor II                                     1,191              (248)          943
   Platinum Investor VIP                                             2,928            (4,044)       (1,117)
   Protection Advantage Select                                          59               (60)           (1)
VALIC Company I Small Cap Index Fund
   AG Income Advantage VUL                                           2,022            (1,847)          174
   Corporate America (reduced surrender charge)                        296            (6,356)       (6,059)
   Corporate Investor Select                                            20              (514)         (495)
   Income Advantage Select                                              49               (13)           36
   Platinum Investor I & II                                          1,987            (3,665)       (1,678)
   Platinum Investor I & II (first reduction in expense
     ratio)                                                          6,347            (6,487)         (140)
   Platinum Investor III                                             4,471           (25,233)      (20,761)
   Platinum Investor III (first reduction in expense ratio)         36,910           (13,446)       23,463
   Platinum Investor IV                                              2,035            (4,981)       (2,945)
   Platinum Investor FlexDirector                                    2,337            (2,706)         (369)
   Platinum Investor PLUS                                            1,301            (9,437)       (8,136)
   Platinum Investor Plus (first reduction in expense ratio)        10,906              (488)       10,418
   Platinum Investor Survivor (first reduction in expense
     ratio)                                                            698              (432)          266
   Platinum Investor Survivor II                                     2,375            (1,941)          434
   Platinum Investor VIP                                             6,666            (5,923)          744
   Protection Advantage Select                                         697              (391)          306

                                   VL-R - 70

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.

                                                              Accumulation Units  Accumulation  Net Increase
Divisions                                                           Issued       Units Redeemed  (Decrease)
---------                                                     ------------------ -------------- ------------
VALIC Company I Stock Index Fund
   AG Income Advantage VUL                                           4,374              (900)       3,474
   AG Legacy Plus                                                      830            (1,117)        (287)
   AG Legacy Plus (first reduction in expense ratio)                 1,427            (2,010)        (582)
   Corporate America                                                    48              (222)        (174)
   Corporate America (reduced surrender charge)                        197            (3,492)      (3,295)
   Corporate Investor Select                                            22              (556)        (534)
   Income Advantage Select                                           1,208              (271)         936
   Platinum Investor I & II                                          2,587            (3,970)      (1,383)
   Platinum Investor I & II (first reduction in expense
     ratio)                                                         11,191           (40,675)     (29,484)
   Platinum Investor III                                             8,817          (100,040)     (91,222)
   Platinum Investor III (first reduction in expense ratio)         90,169           (85,951)       4,218
   Platinum Investor IV                                              2,379            (4,794)      (2,415)
   Platinum Investor FlexDirector                                    7,476            (5,652)       1,824
   Platinum Investor PLUS                                            1,810           (22,978)     (21,168)
   Platinum Investor Plus (first reduction in expense ratio)        27,110            (1,128)      25,982
   Platinum Investor Survivor (first reduction in expense
     ratio)                                                          3,110            (8,601)      (5,491)
   Platinum Investor Survivor II                                    23,238           (42,620)     (19,382)
   Platinum Investor VIP                                             9,614            (4,991)       4,623
   Protection Advantage Select                                         809              (595)         213
Vanguard VIF High Yield Bond Portfolio
   AG Income Advantage VUL                                           1,066            (4,870)      (3,804)
   Corporate America (reduced surrender charge)                      1,025            (2,178)      (1,152)
   Corporate Investor Select                                            19              (467)        (448)
   Income Advantage Select                                             294              (201)          93
   Platinum Investor I & II                                          9,743           (11,033)      (1,290)
   Platinum Investor I & II (first reduction in expense
     ratio)                                                         10,165           (12,838)      (2,673)
   Platinum Investor III                                             4,916           (30,771)     (25,855)
   Platinum Investor III (first reduction in expense ratio)         34,776           (14,872)      19,905
   Platinum Investor IV                                              2,738            (6,934)      (4,196)
   Platinum Investor FlexDirector                                        8               (14)          (5)
   Platinum Investor PLUS                                              503            (7,904)      (7,402)
   Platinum Investor Plus (first reduction in expense ratio)         9,016            (1,756)       7,261
   Platinum Investor Survivor (first reduction in expense
     ratio)                                                         18,313           (16,925)       1,388
   Platinum Investor Survivor II                                     6,469              (365)       6,104
   Platinum Investor VIP                                             7,010            (6,600)         410
   Platinum Investor VIP (with GMWB rider)                              37                (4)          33
   Protection Advantage Select                                         379              (340)          39
Vanguard VIF REIT Index Portfolio
   AG Income Advantage VUL                                           4,976              (979)       3,996
   AG Income Advantage VUL (with GMWB rider)                            --                (7)          (7)
   Corporate America (reduced surrender charge)                        471            (3,614)      (3,143)
   Income Advantage Select                                             378              (279)          99
   Income Advantage Select (with GMWB rider)                             7                (3)           4
   Platinum Investor I & II                                          3,567            (4,419)        (852)
   Platinum Investor I & II (first reduction in expense
     ratio)                                                          8,245            (8,732)        (487)
   Platinum Investor III                                             2,528           (33,147)     (30,619)
   Platinum Investor III (first reduction in expense ratio)         71,907           (26,471)      45,436
   Platinum Investor IV                                              4,408            (8,376)      (3,968)
   Platinum Investor FlexDirector                                    4,994            (5,009)         (16)
   Platinum Investor PLUS                                              842           (15,999)     (15,156)
   Platinum Investor Plus (first reduction in expense ratio)        29,050            (3,779)      25,271
   Platinum Investor Survivor (first reduction in expense
     ratio)                                                          1,391              (649)         742
   Platinum Investor Survivor II                                    12,413           (13,650)      (1,237)
   Platinum Investor VIP                                            11,526           (12,035)        (509)
   Platinum Investor VIP (with GMWB rider)                              92               (21)          71
   Protection Advantage Select                                         838            (2,179)      (1,341)

                                   VL-R - 71

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTE 7 - FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for each of the five years in the period ended December 31, 2014 are as follows:

                      At December 31                     For the year ended December 31
           ------------------------------------  ---------------------------------------------
                                                   Investment
                                                     Income         Expense
                                                     Ratio           Ratio         Total Return
                      Unit Value                   Lowest to       Lowest to        Lowest to
            Units  Lowest to Highest Net Assets  Highest /(1)/   Highest /(2)/    Highest /(3)/
           ------- ----------------  ----------- -------------   -------------   ---------------
Alger Capital Appreciation Portfolio - Class
  I-2 Shares
-------------------------------------------------
2014       274,166 $22.94 to  $28.79 $ 5,759,903 0.10%           0.20% to  1.45% 12.12% to  13.53%
2013       249,000  16.25 to   20.46   5,171,060 0.36%           0.20% to  1.45% 33.24% to  34.92%
2012       210,287  10.89 to   24.88   3,881,078 1.10%           0.20% to  1.45% 16.59% to  18.31%
2011       194,548   9.22 to   21.73   3,304,011 0.11%           0.20% to  1.45% -1.73% to  -0.50%
2010       197,206   9.27 to   21.89   3,389,409 0.15% to  2.14% 0.20% to  1.45% -0.28% to  14.78%

Alger Mid Cap Growth Portfolio - Class I-2
  Shares
-------------------------------------------------
2014       192,686 $11.46 to  $14.25 $ 2,958,031 0.00%           0.20% to  1.45%  6.46% to   7.80%
2013       182,950  10.63 to   13.39   2,968,985 0.34%           0.20% to  1.45% 33.89% to  35.57%
2012       178,218   7.54 to   18.44   2,301,200 0.00%           0.20% to  1.45% 14.53% to  16.22%
2011       197,175   6.55 to   15.98   2,444,510 0.35%           0.20% to  1.45% -9.59% to  -8.46%
2010       202,610   7.21 to   17.95   2,851,234 0.00%           0.20% to  1.45%  5.88% to  19.14%

American Century VP Value Fund - Class I
-------------------------------------------------
2014       919,159 $12.57 to  $28.62 $16,723,661 1.54%           0.20% to  0.75% 12.23% to  12.85%
2013       933,185  20.51 to   22.46  15,724,871 1.69%           0.20% to  0.75% 30.74% to  31.46%
2012       934,942  10.69 to   21.59  12,587,820 2.00%           0.20% to  0.75% 13.72% to  14.58%
2011       888,449   9.35 to   18.99  11,755,714 2.04%           0.20% to  0.75%  0.26% to   0.81%
2010       891,410   9.27 to   18.94  12,897,301 1.89% to  2.33% 0.20% to  1.45%  1.32% to  16.28%

American Funds IS Asset Allocation Fund Class 2 /(5)/
-------------------------------------------------------
2014         6,802 $11.45 to  $11.54 $    77,912 2.40%           0.20% to  0.70%  4.66% to   5.19%

American Funds IS Global Growth Fund Class 2 /(5)/
-------------------------------------------------------
2014         5,685 $11.73 to  $11.83 $    67,216 0.68%           0.20% to  0.70%  1.60% to   2.11%

American Funds IS Growth Fund Class 2 /(5)/
-------------------------------------------------------
2014           899 $12.34 to  $12.44 $    11,137 0.01%           0.20% to  0.70%  7.75% to   8.29%

American Funds IS Growth-Income Fund Class 2 /(5)/
-------------------------------------------------------
2014         5,674 $12.70 to  $12.80 $    72,411 0.02%           0.20% to  0.70%  9.86% to  10.41%

American Funds IS High-Income Bond Fund Class2 /(5)/
-------------------------------------------------------
2014         2,617 $10.17 to  $10.26 $    26,459 0.08%           0.20% to  0.70% -0.07% to   0.43%

American Funds IS International Fund Class 2 /(5)/
-------------------------------------------------------
2014           400 $10.76 to  $10.85 $     4,308 2.60%           0.20% to  0.70% -3.33% to  -2.85%

Anchor Series Trust Capital Appreciation Portfolio -
  Class 3 /(5)/
-------------------------------------------------------
2014         1,023 $13.40 to  $13.51 $    13,792 0.00%           0.20% to  0.70% 14.15% to  14.73%

Anchor Series Trust Government and Quality Bond
  Portfolio - Class 3 /(5)/
-------------------------------------------------------
2014           337 $10.17 to  $10.25 $     3,454 3.42%           0.20% to  0.70%  4.18% to   4.70%
Credit Suisse U.S. Equity Flex I
  Portfolio /(6)/
-------------------------------------------------
2014            -- $   --            $        -- 0.00%           0.00%     0.00%  0.00%      0.00%
2013            --     --                     -- 0.00%           0.00%     0.00%  0.00%      0.00%
2012            --     --                     -- 0.00%           0.00%     0.00%  0.00%      0.00%
2011            --     --                     -- 1.12%           0.20% to  0.95% -7.17% to  -6.60%
2010       184,442   7.25 to   13.24   1,482,130 0.00% to  0.25% 0.20% to  0.95%  1.55% to  19.17%

                                   VL-R - 72

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED


A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for each of the five years in the period ended December 31, 2014 are as follows:

                       At December 31                       For the year ended December 31
           --------------------------------------  ----------------------------------------------------
                                                     Investment
                                                       Income
                                                       Ratio       Expense Ratio
                        Unit Value                   Lowest to       Lowest to        Total Return
             Units   Lowest to Highest Net Assets  Highest /(1)/   Highest /(2)/   Lowest to Highest /(3)/
           --------- ----------------  ----------- -------------   -------------   ----------------------
Dreyfus IP MidCap Stock Portfolio - Initial Shares
---------------------------------------------------
2014         301,137 $18.20 to  $28.43 $ 5,588,214 0.93%           0.20% to  0.75%  11.25%   to     11.87%
2013         284,074  16.27 to   25.55   4,936,230 1.36%           0.20% to  0.75%  33.98%   to     34.72%
2012         278,365  11.91 to   19.07   3,735,622 0.46%           0.20% to  0.75%  18.78%   to     19.44%
2011         275,176  10.00 to   16.05   3,371,455 0.52%           0.20% to  0.75%  -0.35%   to      0.19%
2010         298,362  10.01 to   16.11   3,901,648 0.86% to  1.21% 0.20% to  0.75%  11.03%   to     29.62%

Dreyfus VIF International Value Portfolio -
  Initial Shares
---------------------------------------------------
2014          14,043 $ 7.90 to  $ 8.34 $   139,628 1.65%           0.20% to  0.95% -10.18%   to     -9.50%
2013          12,994   8.80 to    9.21     145,715 1.83%           0.20% to  0.95%  21.83%   to     22.75%
2012          10,563   7.22 to   12.78      99,312 2.75%           0.20% to  0.95%  11.60%   to     12.44%
2011           9,931   6.47 to   11.37      83,245 2.19%           0.20% to  0.95% -19.25%   to    -18.64%
2010          11,489   8.01 to   13.97     115,062 1.64% to  1.72% 0.20% to  0.95%   3.47%   to      4.25%

Dreyfus VIF Opportunistic Small Cap Portfolio -
  Initial Shares
---------------------------------------------------
2014         467,865 $16.60 to  $20.39 $ 7,676,329 0.00%           0.20% to  0.75%   0.84%   to      1.39%
2013         593,017  16.37 to   18.27   9,596,389 0.00%           0.20% to  0.75%  47.44%   to     48.25%
2012         675,020  10.06 to   13.71   7,380,409 0.00%           0.20% to  0.75%  19.66%   to     20.32%
2011         657,563   8.40 to   11.46   5,990,689 0.41%           0.20% to  0.75% -14.49%   to    -14.02%
2010         718,521   9.82 to   13.40   7,664,131 0.64% to  0.87% 0.20% to  0.75%  20.54%   to     32.85%

Dreyfus VIF Quality Bond Portfolio - Initial
  Shares
---------------------------------------------------
2014         400,797 $13.90 to  $19.29 $ 5,594,333 2.14%           0.20% to  0.75%   4.01%   to      4.58%
2013         453,482  13.29 to   15.64   6,157,970 2.80%           0.20% to  0.75%  -2.28%   to     -1.74%
2012         494,395  13.34 to   19.64   7,079,426 2.98%           0.20% to  0.75%   6.20%   to      6.78%
2011         517,075  12.53 to   18.42   7,255,389 3.80%           0.20% to  0.75%   6.23%   to      6.82%
2010         593,479  11.77 to   17.27   8,104,699 3.79% to  4.14% 0.20% to  0.75%   0.41%   to      8.00%

Fidelity VIP Asset Manager Portfolio - Service
  Class 2
---------------------------------------------------
2014         327,100 $18.65 to  $19.04 $ 4,533,991 1.26%           0.20% to  0.75%   4.75%   to      5.33%
2013         344,472  16.80 to   18.07   4,672,189 1.34%           0.20% to  0.75%  14.48%   to     15.11%
2012         349,745  10.99 to   16.00   4,353,982 1.29%           0.20% to  0.75%  11.39%   to     12.24%
2011         357,178   9.84 to   14.35   4,255,781 1.72%           0.20% to  0.75%  -3.54%   to     -3.01%
2010         369,583  10.17 to   14.87   4,767,124 1.02% to  1.98% 0.20% to  0.75%  10.77%   to     13.74%

Fidelity VIP Contrafund Portfolio - Service
  Class 2
---------------------------------------------------
2014       1,992,046 $16.68 to  $24.89 $34,117,348 0.74%           0.20% to  1.45%  10.05%   to     11.43%
2013       1,979,018  15.16 to   22.34  31,814,973 0.83%           0.20% to  1.45%  29.07%   to     30.69%
2012       2,017,400   9.79 to   19.92  25,979,429 1.15%           0.20% to  1.45%  14.46%   to     16.15%
2011       2,026,207   8.45 to   17.28  24,026,115 0.75%           0.20% to  1.45%  -4.18%   to     -2.98%
2010       2,241,206   8.71 to   17.91  29,413,759 0.86% to  1.21% 0.20% to  1.45%  12.79%   to     17.90%

Fidelity VIP Equity-Income Portfolio - Service
  Class 2
---------------------------------------------------
2014       1,176,181 $14.36 to  $23.15 $17,933,840 2.62%           0.20% to  1.45%   6.92%   to      8.26%
2013       1,236,243  13.43 to   21.38  17,985,957 2.32%           0.20% to  1.45%  25.99%   to     27.57%
2012       1,295,583   9.34 to   17.73  15,225,678 2.97%           0.20% to  1.45%  15.37%   to     17.06%
2011       1,305,804   7.99 to   15.25  13,694,352 2.27%           0.20% to  1.45%  -0.79%   to      0.45%
2010       1,346,273   7.96 to   15.25  15,096,156 1.46% to  1.92% 0.20% to  1.45%   4.03%   to     16.85%

Fidelity VIP Freedom 2020 Portfolio - Service
  Class 2
---------------------------------------------------
2014          26,350 $14.64 to  $19.00 $   362,588 1.45%           0.20% to  0.70%   3.87%   to      4.39%
2013          26,325  14.09 to   18.20     348,635 1.26%           0.20% to  0.70%  14.83%   to     15.40%
2012          31,878  10.57 to   16.62     369,414 1.89%           0.20% to  0.70%  12.28%   to     13.08%
2011          30,850   9.36 to   14.80     319,985 2.49%           0.20% to  0.70%  -1.93%   to     -1.44%
2010          18,321   9.50 to   15.08     195,416 1.98% to  2.37% 0.20% to  0.70%  13.53%   to     14.10%

                                   VL-R - 73

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for each of the five years in the period ended December 31, 2014 are as follows:

                       At December 31                       For the year ended December 31
           --------------------------------------  ----------------------------------------------------
                                                     Investment
                                                       Income
                                                       Ratio       Expense Ratio
                        Unit Value                   Lowest to       Lowest to        Total Return
             Units   Lowest to Highest Net Assets  Highest /(1)/   Highest /(2)/   Lowest to Highest /(3)/
           --------- ----------------  ----------- -------------   -------------   ----------------------
Fidelity VIP Freedom 2025 Portfolio - Service
  Class 2
---------------------------------------------------
2014          44,417 $15.17 to  $20.12 $   637,712 1.32%           0.20% to  0.75%   4.07%   to      4.64%
2013          53,321  14.58 to   19.22     722,900 1.78%           0.20% to  0.75%  18.82%   to     19.48%
2012          44,775  10.55 to   16.09     515,350 1.96%           0.20% to  1.45%  13.14%   to     14.80%
2011          30,833   9.21 to   14.04     315,809 2.16%           0.20% to  1.45%  -3.75%   to     -2.54%
2010          21,955   9.45 to   14.41     233,866 0.00% to  2.64% 0.20% to  1.45%  13.81%   to     15.24%

Fidelity VIP Freedom 2030 Portfolio - Service
  Class 2
---------------------------------------------------
2014          68,363 $12.66 to  $14.32 $ 1,009,535 1.36%           0.20% to  1.45%   3.24%   to      4.53%
2013          68,826  13.87 to   19.55     979,103 1.59%           0.20% to  1.45%  19.66%   to     21.17%
2012          61,498   9.99 to   16.14     724,478 1.88%           0.20% to  1.45%  13.52%   to     15.19%
2011          69,384   8.69 to   14.04     716,899 2.01%           0.20% to  1.45%  -4.23%   to     -3.02%
2010          62,080   8.97 to   14.47     669,235 1.84% to  2.56% 0.20% to  1.45%  14.22%   to     15.66%

Fidelity VIP Growth Portfolio - Service Class 2
---------------------------------------------------
2014       1,073,695 $15.34 to  $15.47 $16,916,744 0.00%           0.20% to  0.75%  10.18%   to     10.79%
2013       1,140,463  12.28 to   16.66  16,170,061 0.05%           0.20% to  0.75%  34.98%   to     35.73%
2012       1,243,384   8.66 to   15.89  12,864,156 0.36%           0.20% to  0.75%  13.55%   to     14.41%
2011       1,440,145   7.62 to   13.91  13,001,802 0.13%           0.20% to  0.75%  -0.78%   to     -0.23%
2010       1,540,634   7.68 to   13.95  13,385,000 0.03% to  0.03% 0.20% to  0.75%  19.36%   to     23.61%

Fidelity VIP Mid Cap Portfolio - Service Class 2
---------------------------------------------------
2014         564,784 $12.56 to  $17.18 $10,828,585 0.02%           0.20% to  1.45%   4.51%   to      5.82%
2013         526,757  15.36 to   16.44  10,683,514 0.28%           0.20% to  1.45%  33.91%   to     35.60%
2012         507,869  10.48 to   28.61   8,103,313 0.40%           0.20% to  1.45%  12.91%   to     14.57%
2011         509,887   9.17 to   25.07   7,535,192 0.02%           0.20% to  1.45% -12.13%   to    -11.03%
2010         516,364  10.30 to   28.23   9,449,592 0.10% to  0.15% 0.20% to  1.45%   9.25%   to     28.31%

Fidelity VIP Money Market Portfolio - Service
  Class 2 /(5)/
---------------------------------------------------
2014           2,363 $ 9.89 to  $ 9.97 $    23,368 0.03%           0.20% to  0.70%  -0.69%   to     -0.19%

Franklin Templeton Franklin Small Cap Value VIP
  Fund - Class 2
---------------------------------------------------
2014         430,935 $16.08 to  $25.01 $ 8,238,202 0.62%           0.20% to  1.45%  -0.88%   to      0.37%
2013         410,633  16.22 to   16.44   8,569,689 1.28%           0.20% to  1.45%  34.28%   to     35.97%
2012         424,063  11.66 to   24.93   6,804,660 0.79%           0.20% to  1.45%  16.68%   to     18.39%
2011         425,994   9.87 to   21.14   6,139,109 0.71%           0.20% to  1.45%  -5.14%   to     -3.95%
2010         568,474  10.27 to   22.05   9,738,236 0.62% to  0.76% 0.20% to  1.45%  16.86%   to     27.97%

Franklin Templeton Franklin Small-Mid Cap Growth
  VIP Fund - Class 2
---------------------------------------------------
2014           2,703 $16.52            $    44,664 0.00%           0.50%             6.94%
2013           3,006  12.75 to   15.45      45,932 0.00%           0.50% to  0.75%  37.12%   to     37.47%
2012           2,951   9.30 to   11.24      31,091 0.00%           0.50% to  0.75%  10.02%   to     10.30%
2011           3,203   8.45 to   10.19      29,625 0.00%           0.50% to  0.75%  -5.54%   to     -5.30%
2010           9,134   8.95                 81,736 0.00%           0.75%            26.67%

Franklin Templeton Franklin U.S. Government
  Securities VIP Fund - Class 2
---------------------------------------------------
2014         229,369 $12.29 to  $15.25 $ 3,005,162 2.50%           0.20% to  0.75%   2.61%   to      3.18%
2013         300,094  11.91 to   14.86   3,878,306 2.77%           0.20% to  0.75%  -2.97%   to     -2.43%
2012         306,687  12.04 to   15.40   4,173,166 2.67%           0.20% to  0.75%   1.12%   to      1.89%
2011         315,613  11.88 to   15.68   4,319,906 3.15%           0.20% to  0.75%   4.89%   to      5.47%
2010         350,315  11.30 to   14.90   4,653,611 1.60% to  3.70% 0.40% to  0.75%  -1.16%   to      4.86%

Franklin Templeton Franklin Mutual Shares VIP
  Fund - Class 2
---------------------------------------------------
2014         470,937 $14.24 to  $20.61 $ 7,010,955 2.05%           0.20% to  1.45%   5.58%   to      6.91%
2013         481,977  13.35 to   13.49   7,065,970 2.11%           0.20% to  1.45%  26.42%   to     28.00%
2012         521,354   9.51 to   16.07   6,241,600 2.07%           0.20% to  1.45%  12.60%   to     14.25%
2011         522,459   8.34 to   14.12   5,923,738 2.04%           0.20% to  1.45%  -2.46%   to     -1.24%
2010         744,276   8.45 to   14.33   9,163,036 1.41% to  1.68% 0.20% to  1.45%   5.45%   to     10.97%

                                   VL-R - 74

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for each of the five years in the period ended December 31, 2014 are as follows:


                     At December 31                      For the year ended December 31
           -----------------------------------  ----------------------------------------------------
                                                  Investment
                                                    Income
                                                    Ratio       Expense Ratio
                      Unit Value                  Lowest to       Lowest to        Total Return
            Units  Lowest to Highest Net Assets Highest /(1)/   Highest /(2)/   Lowest to Highest /(3)/
           ------- ----------------  ---------- -------------   -------------   ----------------------
Franklin Templeton Templeton Foreign VIP Fund
  - Class 2
------------------------------------------------
2014       478,259 $10.65 to  $18.20 $5,837,832 2.01%           0.20% to  0.75% -11.80%   to    -11.31%
2013       483,045  12.01 to   20.63  7,138,619 2.33%           0.20% to  0.75%  22.05%   to     22.72%
2012       488,547   9.65 to   17.00  6,170,381 3.03%           0.20% to  0.75%  17.35%   to     18.24%
2011       489,882   8.20 to   14.92  5,610,443 1.80%           0.20% to  0.75% -11.30%   to    -10.81%
2010       495,307   9.23 to   16.76  6,741,210 1.16% to  2.01% 0.20% to  0.75%   6.21%   to     13.97%

Goldman Sachs VIT Strategic Growth Fund -
  Institutional Shares
------------------------------------------------
2014       192,544 $16.85 to  $18.80 $3,320,170 0.23%           0.20% to  0.75%  12.79%   to     13.41%
2013       461,991  14.86 to   16.67  6,936,211 0.41%           0.20% to  0.75%  31.43%   to     32.16%
2012       492,233  11.09 to   14.67  5,592,047 0.72%           0.20% to  0.75%  18.99%   to     19.65%
2011       521,266   9.30 to   12.32  4,950,598 0.46%           0.20% to  0.75%  -3.34%   to     -2.81%
2010       548,075   9.59 to   12.74  5,363,068 0.40% to  0.43% 0.20% to  0.75%   0.64%   to     14.31%

Invesco V.I. Core Equity Fund - Series I
------------------------------------------------
2014       578,270 $15.64 to  $17.27 $8,957,278 0.85%           0.20% to  0.75%   7.34%   to      7.93%
2013       633,078  14.49 to   16.09  9,154,360 1.39%           0.20% to  0.75%  28.28%   to     28.99%
2012       686,192  11.08 to   12.88  7,754,263 0.97%           0.20% to  0.75%  13.03%   to     13.65%
2011       751,569   9.78 to   11.35  7,627,790 0.98%           0.20% to  0.75%  -0.81%   to     -0.26%
2010       836,741   9.83 to   11.40  8,781,854 0.85% to  1.18% 0.20% to  0.75%   6.62%   to     16.54%

Invesco V.I. Global Real Estate Fund - Series I
------------------------------------------------
2014        15,016 $12.10 to  $19.75 $  210,658 1.52%           0.20% to  0.70%  13.82%   to     14.39%
2013         8,344  10.63 to   17.27    116,994 4.19%           0.20% to  0.70%   2.00%   to      2.51%
2012         7,245   8.99 to   16.84     97,299 0.60%           0.20% to  0.70%  27.22%   to     27.86%
2011         6,702   7.03 to   13.17     70,034 4.37%           0.20% to  0.70%  -7.16%   to     -6.69%
2010         6,284   7.54 to   14.12     66,935 5.25% to  7.55% 0.20% to  0.70%  16.69%   to     17.28%

Invesco V.I. Government Securities Fund -
  Series I
------------------------------------------------
2014         3,486 $10.91            $   38,030 2.39%           0.50%             3.62%
2013         6,808  10.46 to   10.53     71,645 3.23%           0.50% to  0.75%  -3.35%   to     -3.11%
2012         8,468  10.82 to   10.87     91,887 3.08%           0.50% to  0.75%   1.71%   to      1.96%
2011         9,242  10.64 to   10.66     98,397 0.00%           0.50% to  0.75%   6.31%   to      6.49%

Invesco V.I. High Yield Fund - Series I
------------------------------------------------
2014       215,634 $11.98 to  $12.22 $2,592,381 4.73%           0.20% to  0.75%   0.97%   to      1.52%
2013       216,019  11.87 to   12.04  2,569,236 4.98%           0.20% to  0.75%   6.21%   to      6.79%
2012       202,848  11.17 to   11.28  2,269,149 5.11%           0.20% to  0.75%  16.30%   to     16.94%
2011       205,753   9.61 to    9.63  1,977,610 0.00%           0.40% to  0.75%  -4.12%   to     -3.89%

Invesco V.I. International Growth Fund -
  Series I
------------------------------------------------
2014       602,190 $11.19 to  $14.19 $8,210,933 1.55%           0.20% to  1.45%  -1.11%   to      0.13%
2013       672,600  14.35 to   19.41  9,422,146 1.20%           0.20% to  1.45%  17.30%   to     18.78%
2012       680,010   9.12 to   21.69  8,335,300 1.46%           0.20% to  1.45%  13.87%   to     15.54%
2011       695,171   7.91 to   18.91  7,717,734 1.53%           0.20% to  1.45%  -8.08%   to     -6.93%
2010       788,428   8.50 to   20.43  9,839,242 2.09% to  2.81% 0.20% to  1.45%  11.24%   to     15.49%

Invesco V.I. American Franchise Fund - Series I
------------------------------------------------
2014           315 $16.41            $    5,172 0.05%           0.50%             7.90%
2013           438  15.21                 6,664 0.42%           0.50%            39.44%
2012           626   6.29 to   10.91      5,234 0.00%           0.50% to  0.75%  12.88%   to     13.16%
2011           804   5.58 to    9.64      5,393 0.00%           0.50% to  0.75%  -6.88%   to     -6.64%
2010         4,758   5.99 to   10.32     39,952 0.00%           0.50% to  0.75%  18.95%   to     21.46%

Invesco Van Kampen V.I. Government Fund -
  Series I /(7)/
------------------------------------------------
2014            -- $   --            $       -- 0.00%           0.00%             0.00%
2013            --     --                    -- 0.00%           0.00%             0.00%
2012            --     --                    -- 0.00%           0.00%     0.00%   0.00%           0.00%
2011            --     --                    -- 8.95%           0.50% to  0.75%   0.84%   to      0.92%
2010         5,974  15.32                91,535 0.20%           0.75%             4.45%

                                   VL-R - 75

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for each of the five years in the period ended December 31, 2014 are as follows:


                               At December 31                            For the year ended December 31
                   --------------------------------------      -------------------------------------------------
                                                                  Investment        Expense
                                                                 Income Ratio        Ratio          Total Return
                               Unit Value                         Lowest to        Lowest to         Lowest to
                    Units  Lowest to Highest     Net Assets     Highest /(1)/    Highest /(2)/     Highest /(3)/
                   ------- ------------------    -----------   ---------------   -------------   -----------------
Invesco V.I. Growth and Income Fund - Series I
-------------------------------------------------------------
2014               604,758 $14.15 to  $16.46     $10,490,134    1.79%            0.20% to  0.95%   9.24% to   10.06%
2013               608,704  12.95 to   14.95       9,952,150    1.52%            0.20% to  0.95%  32.81% to   33.81%
2012               617,841   9.75 to   16.38       7,796,561    1.53%            0.20% to  0.95%  13.55% to   14.64%
2011               644,693   8.59 to   14.35       7,472,579    1.08%            0.20% to  0.95%  -2.93% to   -2.20%
2010               865,685   8.85 to   14.70      10,670,022    0.09% to   0.10% 0.20% to  1.45%   7.12% to   12.41%

Invesco Van Kampen V.I. High Yield
  Fund - Series I /(8)/
-------------------------------------------------------------
2014                    -- $   --                $        --    0.00%            0.00%             0.00%
2013                    --     --                         --    0.00%            0.00%             0.00%
2012                    --     --                         --    0.00%            0.00%     0.00%   0.00%       0.00%
2011                    --     --                         --   23.28%            0.20% to  0.75%   5.02% to    5.21%
2010               129,870  12.09 to   17.35       1,967,003    8.74% to  10.72% 0.20% to  0.75%   0.91% to   11.67%

Janus Aspen Enterprise Portfolio - Service Shares
-------------------------------------------------------------
2014               285,729 $17.06 to  $30.07     $ 5,329,079    0.03%            0.20% to  0.75%  11.40% to   12.02%
2013               309,731  15.07 to   26.99       5,081,183    0.37%            0.20% to  0.75%  31.05% to   31.77%
2012               335,792   8.86 to   23.16       4,068,669    0.00%            0.20% to  0.75%  16.11% to   16.99%
2011               388,019   7.63 to   19.94       3,861,188    0.00%            0.20% to  0.75%  -2.39% to   -1.85%
2010               457,671   7.81 to   20.42       4,284,773    0.00%            0.20% to  0.75%  20.46% to   25.27%

Janus Aspen Forty Portfolio - Service Shares
-------------------------------------------------------------
2014                32,828 $12.75 to  $12.99     $   492,985    0.03%            0.20% to  0.95%   7.44% to    8.25%
2013                29,991  12.09 to   12.67         416,706    0.56%            0.20% to  0.95%  29.65% to   30.62%
2012                29,377   9.33 to   16.36         309,675    0.62%            0.20% to  0.95%  22.68% to   23.61%
2011                28,303   7.60 to   13.23         240,224    0.26%            0.20% to  0.95%  -7.82% to   -7.13%
2010                26,335   8.25 to   14.25         241,882    0.13% to   0.27% 0.20% to  0.95%   5.47% to    6.27%

Janus Aspen Overseas Portfolio - Service Shares
-------------------------------------------------------------
2014               823,066 $ 8.23 to  $12.14     $ 8,434,733    3.17%            0.20% to  1.45% -13.37% to  -12.28%
2013               815,905   9.38 to   14.01      10,039,056    3.00%            0.20% to  1.45%  12.64% to   14.05%
2012               842,700   7.70 to   24.09       9,503,268    0.60%            0.20% to  1.45%  11.55% to   13.19%
2011               877,463   6.81 to   21.43       9,363,997    0.38%            0.20% to  1.45% -33.31% to  -32.47%
2010               848,160  10.09 to   31.90      16,047,581    0.48% to   0.57% 0.20% to  1.45%  14.63% to   24.77%

Janus Aspen Global Research Portfolio - Service Shares
-------------------------------------------------------------
2014               244,595 $13.15 to  $15.43     $ 3,195,683    0.97%            0.20% to  0.75%   6.38% to    6.97%
2013               263,926  12.30 to   14.50       3,174,577    1.08%            0.20% to  0.75%  27.12% to   27.82%
2012               290,208   7.49 to   12.87       2,642,859    0.77%            0.20% to  0.75%  18.96% to   19.62%
2011               348,837   6.29 to   10.81       2,528,689    0.49%            0.20% to  0.75% -14.63% to  -14.16%
2010               458,840   7.37 to   12.64       3,587,878    0.45% to   0.50% 0.20% to  0.75%   3.46% to   21.93%

JPMorgan Insurance Trust Core Bond Portfolio - Class 1
-------------------------------------------------------------
2014                13,975 $10.20 to  $13.43     $   166,280    2.80%            0.20% to  0.70%   4.19% to    4.71%
2013                 7,101  12.53 to   12.83          89,709    4.33%            0.20% to  0.70%  -2.16% to   -1.67%
2012                 6,314  12.81 to   13.05          81,396    4.29%            0.20% to  0.70%   4.60% to    5.12%
2011                 6,254  12.25 to   12.41          76,968    5.25%            0.20% to  0.70%   6.71% to    7.24%
2010                 6,045  11.48 to   11.57          69,594    3.37% to   4.07% 0.20% to  0.70%   8.47% to    9.02%

JPMorgan Insurance Trust International Equity Portfolio -
  Class 1 /(9)/
-------------------------------------------------------------
2014                    -- $   -- to  $   --     $        --    3.53%            0.00%     0.00%  -3.92% to   -3.23%
2013                 5,109   9.55 to   10.00          63,788    1.84%            0.20% to  0.95%  14.36% to   15.22%
2012                 5,001   8.35 to   15.37          54,352    2.15%            0.20% to  0.95%  19.91% to   20.82%
2011                 4,991   6.96 to   12.72          45,198    1.83%            0.20% to  0.95% -12.29% to  -11.63%
2010                 7,000   7.94 to   14.39          71,187    0.22% to   0.23% 0.20% to  0.95%   6.15% to    6.95%

JPMorgan Insurance Trust Mid Cap Value Portfolio - Class 1
-------------------------------------------------------------
2014                28,625 $28.84 to  $29.76     $   834,494    0.78%            0.20% to  0.75%  14.25% to   14.88%
2013                30,324  25.25 to   25.90         770,690    1.11%            0.20% to  0.75%  31.31% to   32.04%
2012                36,790  19.23 to   19.62         710,812    1.08%            0.20% to  0.75%  19.48% to   20.14%
2011                40,043  16.09 to   16.33         645,733    1.49%            0.20% to  0.75%   1.40% to    1.96%
2010               143,668  15.87 to   16.02       2,282,044    1.12% to   1.16% 0.20% to  0.75%   5.70% to   22.96%

                                   VL-R - 76

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for each of the five years in the period ended December 31, 2014 are as follows:


                      At December 31                                  For the year ended December 31
          -------------------------------------------------  -----------------------------------------------
                                                               Investment
                                                                 Income         Expense
                                                                 Ratio           Ratio          Total Return
                       Unit Value Lowest                       Lowest to       Lowest to         Lowest to
            Units         to Highest           Net Assets    Highest /(1)/   Highest /(2)/     Highest /(3)/
           ---------   ----------------------   -----------  -------------   -------------   -----------------

JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1
-------------------------------------------------------------
2014        214,401    $18.70   to    $28.76   $ 3,980,905   0.13%           0.20% to  0.75%   8.78% to    9.38%
2013        204,643     17.09   to     20.58     3,563,217   0.56%           0.20% to  0.75%  41.23% to   42.01%
2012        218,178     11.44   to     18.72     2,763,083   0.21%           0.20% to  0.75%  18.83% to   19.73%
2011        222,041      9.56   to     15.76     2,444,450   0.13%           0.20% to  0.75%  -5.48% to   -4.96%
2010        225,131     10.10   to     16.67     2,673,870   0.00%           0.20% to  0.75%  -0.94% to   26.62%

MFS VIT Core Equity Series - Initial Class
-------------------------------------------------------------
2014        253,650    $12.96   to    $16.81   $ 4,227,249   0.76%           0.20% to  0.75%  10.41% to   11.02%
2013        258,761     15.15   to     18.17     3,894,856   1.00%           0.20% to  0.75%  33.60% to   34.33%
2012        284,309      8.78   to     14.99     3,169,925   0.79%           0.20% to  0.75%  15.36% to   16.00%
2011        329,447      7.61   to     12.99     3,025,430   0.97%           0.20% to  0.75%  -1.76% to   -1.22%
2010        404,270      7.75   to     13.21     3,463,700   0.95% to  1.09% 0.20% to  0.75%   1.93% to   20.08%

MFS VIT Growth Series - Initial Class
-------------------------------------------------------------
2014        639,531    $17.36   to    $23.97   $10,962,846   0.10%           0.20% to  0.75%   8.13% to    8.73%
2013        702,868     15.96   to     21.26    11,066,832   0.23%           0.20% to  0.75%  35.83% to   36.58%
2012        751,222      7.95   to     18.27     8,544,313   0.00%           0.20% to  0.75%  16.51% to   17.15%
2011        869,874      6.80   to     15.67     8,216,438   0.20%           0.20% to  0.75%  -1.07% to   -0.52%
2010      1,121,296      6.85   to     15.84    10,215,781   0.07% to  0.12% 0.20% to  0.75%   7.21% to   22.06%

MFS VIT New Discovery Series - Initial Class
-------------------------------------------------------------
2014        262,079    $18.44   to    $19.37   $ 5,102,989   0.00%           0.20% to  1.45%  -8.59% to   -7.44%
2013        286,857     19.10   to     20.17     6,071,770   0.00%           0.20% to  1.45%  39.48% to   41.24%
2012        303,535     13.22   to     23.29     4,558,624   0.00%           0.20% to  1.45%  19.48% to   21.23%
2011        329,080     10.99   to     19.25     4,069,214   0.00%           0.20% to  1.45% -11.56% to  -10.45%
2010        405,880     12.34   to     21.50     5,517,500   0.00%           0.20% to  1.45%  13.05% to   36.06%

MFS VIT Research Series - Initial Class
-------------------------------------------------------------
2014        159,337    $12.52   to    $22.63   $ 2,760,517   0.81%           0.20% to  0.75%   9.38% to    9.98%
2013        170,517     15.29   to     20.69     2,692,142   0.33%           0.20% to  0.75%  31.30% to   32.02%
2012        168,723     10.74   to     17.07     2,043,000   0.80%           0.20% to  0.75%  16.39% to   17.28%
2011        183,039      9.23   to     14.58     1,878,628   0.49%           0.20% to  0.75%  -1.19% to   -0.65%
2010        512,364      9.33   to     14.75     4,967,719   0.47% to  1.10% 0.20% to  0.75%   5.72% to   15.66%

MFS VIT Total Return Series - Initial Class
-------------------------------------------------------------
2014         28,197    $14.66                  $   413,403   1.79%           0.50%             7.96%
2013         39,847      9.51   to     13.58       484,088   1.78%           0.50% to  0.75%  18.16% to   18.45%
2012         47,066      8.05   to     11.47       446,828   2.86%           0.50% to  0.75%  10.42% to   10.70%
2011         60,064      7.29   to     10.36       474,549   2.60%           0.50% to  0.75%   1.01% to    1.27%
2010         72,396      7.21                      522,194   2.61%           0.75%             9.11%

Neberger Berman AMT Mid-Cap Growth Portfolio - Class I
-------------------------------------------------------------
2014        340,994    $12.60   to    $14.70   $ 5,935,633   0.00%           0.20% to  0.75%   6.78% to    7.37%
2013        350,350     13.77   to     15.35     5,795,972   0.00%           0.20% to  0.75%  31.62% to   32.35%
2012        366,791     10.21   to     19.25     4,618,123   0.00%           0.20% to  1.45%  10.79% to   12.42%
2011        380,475      9.10   to     17.24     4,242,671   0.00%           0.20% to  1.45%  -0.97% to    0.27%
2010        478,023      9.07   to     17.28     5,138,797   0.00%           0.20% to  1.45%  11.60% to   28.84%

Neubeger Berman AMT Large Cap Value Portfolio -Class 1
-------------------------------------------------------------
2014          2,860    $12.35                  $    35,318   0.74%           0.50%             9.30%
2013          3,059     11.30   to     17.88        35,254   1.21%           0.50% to  0.75%  30.16% to   30.48%
2012          3,123      8.66   to     13.74        28,183   0.42%           0.50% to  0.75%  15.73% to   16.02%
2011          3,480      7.46   to     11.87        26,986   0.00%           0.50% to  0.75% -12.02% to  -11.80%
2010          5,652     13.49                       76,272   0.67%           0.75%            14.80%

Neuberger Berman AMT Socially Responsive Portfolio - Class I
-------------------------------------------------------------
2014          5,345    $15.86   to    $24.37   $    84,617   0.37%           0.20% to  0.70%   9.61% to   10.16%
2013          5,148     14.16   to     14.46        74,333   0.73%           0.20% to  0.70%  36.64% to   37.33%
2012          4,558     10.21   to     16.11        48,236   0.24%           0.20% to  0.70%  10.20% to   10.76%
2011          3,830      9.26   to     14.54        36,936   0.37%           0.20% to  0.70%  -3.76% to   -3.27%
2010          3,077      9.62   to     15.03        31,028   0.04% to  0.04% 0.20% to  0.70%  22.00% to   22.61%

                                   VL-R - 77

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for each of the five years in the period ended December 31, 2014 are as follows:


                               At December 31                        For the year ended December 31
                   --------------------------------------  -------------------------------------------------
                                                              Investment        Expense
                                                             Income Ratio        Ratio          Total Return
                             Unit Value Lowest                Lowest to        Lowest to         Lowest to
                     Units      to Highest     Net Assets   Highest /(1)/    Highest /(2)/     Highest /(3)/
                   --------- ----------------  ----------- ---------------   -------------   -----------------
Oppenheimer Capital Income Fund A
-----------------------------------------------------------
2014                 112,858 $10.30 to  $15.55 $ 1,313,231  2.24%            0.20% to  0.75%   7.39% to    7.98%
2013                 134,405   9.54 to   14.48   1,540,831  2.35%            0.20% to  0.75%  12.32% to   12.94%
2012                 130,271   8.45 to   12.96   1,389,796  1.30%            0.20% to  1.45%  10.72% to   12.35%
2011                 127,186   7.53 to   11.61   1,240,903  2.27%            0.20% to  1.45%  -0.73% to    0.52%
2010                 151,485   7.49 to   11.88   1,488,557  1.16% to   1.41% 0.20% to  1.45%   0.00% to   12.69%

Oppenheimer Global Fund/VA - Non-Service Shares
-----------------------------------------------------------
2014                 428,197 $13.10 to  $14.75 $ 7,020,158  1.12%            0.20% to  1.45%   0.82% to    2.09%
2013                 387,168  12.83 to   14.63   6,979,241  1.39%            0.20% to  1.45%  25.47% to   27.05%
2012                 369,438  10.10 to   25.26   5,596,885  2.17%            0.20% to  1.45%  19.52% to   21.27%
2011                 336,286   8.35 to   20.92   4,894,747  1.36%            0.20% to  1.45%  -9.61% to   -8.47%
2010                 343,743   9.12 to   22.90   5,790,382  0.86% to   1.70% 0.20% to  1.45%   6.77% to   20.69%

Oppenheimer High Income Fund/VA - Non-Service Shares/(4)/
-----------------------------------------------------------
2014                      -- $   -- to  $   -- $        --  0.00%            0.00%     0.00%   0.00%       0.00%
2013                      --     -- to      --          --  0.00%            0.00%     0.00%   0.00%       0.00%
2012                      --     --         --          -- 23.56%            0.00%     0.00%   0.00%       0.00%
2011                  15,334   2.93 to    3.98      59,238  5.70%            0.50% to  0.75%  -3.07% to   -2.82%
2010                  40,017   3.01 to    4.11     137,602  1.30%            0.50% to  0.75%   1.41% to   13.96%

Oppenheimer Global Strategic Income Fund/VA
  (Non-Service)/(4)/
-----------------------------------------------------------
2014                     435 $10.28 to  $10.34 $     4,497  6.00%            0.50% to  0.75%   2.07% to    2.33%
2013                     502 $10.08 to  $10.11 $     5,071 87.83%            0.50% to  0.75%  -0.88% to   -0.63%
2012                   4,341 $10.17 to  $10.17 $    44,134  0.00%            0.50% to  0.75%   1.66% to    1.70%

PIMCO VIT CommodityRealReturn Strategy Portfolio -
  Administrative Class
-----------------------------------------------------------
2014                 141,574 $ 7.35 to  $ 7.45 $   939,699  0.39%            0.20% to  1.45% -19.60% to  -18.59%
2013                 153,258   8.49 to    9.26   1,261,795  1.75%            0.20% to  1.45% -15.93% to  -14.87%
2012                 152,437   7.71 to   13.88   1,542,031  2.78%            0.20% to  1.45%   3.87% to    5.40%
2011                 160,205   7.35 to   13.20   1,638,541 16.05%            0.20% to  1.45%  -8.89% to   -7.74%
2010                 312,206   7.99 to   14.30   3,537,592  1.35% to  17.19% 0.20% to  1.45%   1.96% to   24.27%

PIMCO VIT Global Bond Portfolio(Unhedged) -
  Administrative Class
-----------------------------------------------------------
2014                   9,366 $12.82 to  $14.72 $   109,767  2.02%            0.20% to  0.70%   1.55% to    2.06%
2013                   4,338  12.63 to   14.42      58,532  1.05%            0.20% to  0.70%  -9.12% to   -8.66%
2012                   3,695  13.89 to   15.79      54,581  1.68%            0.20% to  0.70%   6.19% to    6.73%
2011                   3,551  13.08 to   14.79      49,556  2.57%            0.20% to  0.70%   6.81% to    7.35%
2010                   6,055  12.25 to   13.78      78,977  2.29% to   2.75% 0.20% to  0.70%  10.86% to   11.42%

PIMCO VIT Real Return Portfolio - Administrative Class
-----------------------------------------------------------
2014                 846,961 $12.83 to  $19.98 $11,432,689  1.46%            0.20% to  0.75%   2.32% to    2.89%
2013                 889,857  13.82 to   19.53  12,132,852  1.65%            0.20% to  0.75%  -9.90% to   -9.40%
2012                 892,900  13.57 to   24.63  14,799,219  1.09%            0.20% to  0.75%   7.94% to    8.76%
2011                 849,220  12.54 to   22.74  14,253,301  2.12%            0.20% to  0.75%  10.83% to   11.44%
2010                 872,324  11.29 to   20.45  14,239,385  1.31% to   1.50% 0.20% to  0.75%  -3.62% to    7.89%

PIMCO VIT Short-Term Portfolio - Administrative Class
-----------------------------------------------------------
2014                 389,111 $10.97 to  $11.22 $ 4,444,798  0.70%            0.20% to  1.45%  -0.74% to    0.51%
2013                 408,791  11.05 to   11.20   4,804,840  0.71%            0.20% to  1.45%  -0.88% to    0.36%
2012                 555,092  10.86 to   13.83   6,644,323  0.73%            0.20% to  1.45%   1.29% to    2.78%
2011                 818,523  10.66 to   13.51   9,813,692  1.42%            0.20% to  1.45%  -0.93% to    0.31%
2010                 420,228  10.71 to   13.49   5,215,445  0.80% to   1.09% 0.20% to  1.45%   0.43% to    1.90%

PIMCO VIT Total Return Portfolio - Administrative Class
-----------------------------------------------------------
2014               1,018,466 $14.81 to  $14.87 $15,298,326  2.21%            0.20% to  1.45%   2.78% to    4.07%
2013               1,071,774  14.23 to   14.47  16,119,465  2.18%            0.20% to  1.45%  -3.37% to   -2.16%
2012               1,116,915  13.88 to   21.72  17,972,323  2.63%            0.20% to  1.45%   8.01% to    9.60%
2011               1,056,839  12.73 to   19.90  16,584,031  2.72%            0.20% to  1.45%   2.12% to    3.40%
2010               1,790,622  12.34 to   19.28  29,656,123  2.16% to   2.93% 0.20% to  1.45%  -0.61% to    7.89%

                                   VL-R - 78

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for each of the five years in the period ended December 31, 2014 are as follows:


                   At December 31                               For the year ended December 31
        --------------------------------------------  -------------------------------------------------
                                                         Investment        Expense
                                                        Income Ratio        Ratio          Total Return
                  Unit Value Lowest                      Lowest to        Lowest to         Lowest to
         Units       to Highest          Net Assets    Highest /(1)/    Highest /(2)/     Highest /(3)/
         -------  ---------------------  -----------  ---------------   -------------   -----------------
Pioneer Fund VCT Portfolio - Class I
------------------------------------------------------
2014    112,417   $15.16   to    $18.38  $ 1,675,091   1.19%            0.20% to  0.75%  10.20% to   10.81%
2013    123,944    13.68   to     16.67    1,671,452   1.28%            0.20% to  0.75%  32.29% to   33.02%
2012    148,553    10.14   to     12.65    1,516,410   1.60%            0.20% to  0.75%   9.42% to   10.02%
2011    158,191     9.25   to     11.81    1,500,448   1.57%            0.20% to  0.75%  -5.02% to   -4.49%
2010    204,262     9.71   to     12.39    2,095,967   1.24% to   1.37% 0.20% to  0.75%   7.76% to   23.83%

Pioneer Select Mid Cap Growth VCT Portfolio - Class I
------------------------------------------------------
2014    159,076   $18.89   to    $19.30  $ 3,016,671   0.00%            0.20% to  0.75%   8.61% to    9.21%
2013    174,488    17.39   to     17.67    3,037,831   0.00%            0.20% to  0.75%  41.39% to   42.17%
2012    193,725    12.26   to     12.70    2,379,278   0.00%            0.20% to  0.75%   6.22% to    6.81%
2011    214,885    11.51   to     11.91    2,482,486   0.00%            0.20% to  0.75%  -2.99% to   -2.45%
2010    256,803    11.84   to     12.23    3,055,534   0.00%            0.20% to  0.75%   3.85% to   19.80%

Pioneer Mid Cap Value VCT Portfolio - Class I
------------------------------------------------------
2014     78,736   $14.69   to    $16.04  $ 1,295,160   0.86%            0.20% to  1.45%  13.43% to   14.86%
2013     79,039    12.79   to     14.14    1,145,657   0.93%            0.20% to  1.45%  31.19% to   32.84%
2012     79,635     9.63   to     15.49      873,297   1.06%            0.20% to  1.45%   9.51% to   11.12%
2011     81,710     8.68   to     13.97      820,496   0.74%            0.20% to  1.45%  -6.99% to   -5.82%
2010     62,230     9.22   to     14.83      668,976   0.00% to   1.22% 0.20% to  1.45%  16.52% to   17.98%

Putnam VT Diversified Income Fund - Class IB
------------------------------------------------------
2014    373,499   $14.12   to    $16.25  $ 6,577,843   8.12%            0.20% to  0.95%  -0.60% to    0.15%
2013    388,960    16.35   to     17.00    6,887,646   3.16%            0.20% to  0.95%   6.79% to    7.60%
2012    402,710    12.92   to     20.32    6,829,890   5.59%            0.20% to  0.95%  10.47% to   11.53%
2011    391,271    11.63   to     18.28    6,267,641  10.17%            0.20% to  0.95%  -4.08% to   -3.36%
2010    417,012    12.03   to     18.95    7,141,922  12.99% to  14.88% 0.20% to  0.95%   0.11% to   12.45%

Putnam VT Growth and Income Fund - Class IB
------------------------------------------------------
2014    753,606   $16.75   to    $19.09  $12,972,211   1.32%            0.20% to  0.75%   9.91% to   10.51%
2013    791,936    15.15   to     17.37   12,432,215   1.66%            0.20% to  0.75%  34.66% to   35.41%
2012    829,395    11.04   to     13.20    9,733,019   1.73%            0.20% to  0.75%  18.24% to   18.90%
2011    889,651     9.31   to     11.16    8,894,899   1.26%            0.20% to  0.75%  -5.35% to   -4.83%
2010    964,291     9.81   to     11.79   10,330,182   1.41% to   1.60% 0.20% to  0.75%   7.89% to   15.50%

Putnam VT International Value Fund - Class IB
------------------------------------------------------
2014    472,647   $ 8.64   to    $ 9.61  $ 4,609,199   1.38%            0.20% to  1.45% -10.79% to   -9.67%
2013    467,037     9.56   to     10.77    5,206,801   2.51%            0.20% to  1.45%  20.45% to   21.97%
2012    478,649     7.73   to     16.30    4,530,628   2.94%            0.20% to  1.45%  19.95% to   21.71%
2011    484,622     6.39   to     13.50    4,000,551   2.75%            0.20% to  1.45% -15.02% to  -13.95%
2010    531,784     7.44   to     15.77    5,438,879   0.00% to   3.56% 0.20% to  1.45%   4.01% to   13.16%

Putnam VT Multi-Cap Growth Fund - Class IB
------------------------------------------------------
2014      2,290   $18.83   to    $19.04  $    43,591   0.34%            0.50% to  0.75%  12.64% to   12.92%
2013      2,925    16.72   to     16.86       49,309   0.44%            0.50% to  0.75%  35.42% to   35.76%
2012      2,557    12.35   to     12.42       31,738   0.25%            0.50% to  0.75%  15.89% to   16.18%
2011      2,873    10.65   to     10.69       30,636   0.38%            0.50% to  0.75%  -5.79% to   -5.56%
2010     15,955    11.31   to     11.32      180,442   0.00%            0.50% to  0.75%  13.09% to   13.16%

Putnam VT Small Cap Value Fund - Class IB
------------------------------------------------------
2014     13,863   $32.71   to    $14.61  $   227,886   0.48%            0.20% to  0.75%   2.66% to    3.23%
2013     17,021    14.15   to     31.86      276,055   0.79%            0.20% to  0.75%  38.56% to   39.33%
2012     15,566    10.16   to     22.99      186,076   0.45%            0.20% to  0.75%  16.61% to   17.25%
2011     13,404     8.66   to     19.72      166,983   0.63%            0.20% to  0.75%  -5.44% to   -4.92%
2010     18,306     9.11   to     20.85      308,956   0.19% to   0.29% 0.20% to  0.75%  25.04% to   25.73%

Putnam VT Voyager Fund - Class IB
------------------------------------------------------
2014     10,716   $18.82                 $   201,633   0.75%            0.50%             9.17%
2013     13,049    10.64   to     17.24      207,795   0.63%            0.50% to  0.75%  42.65% to   43.01%
2012     12,707     7.46   to     12.05      114,313   0.40%            0.50% to  0.75%  13.37% to   13.66%
2011     20,042     6.58   to     10.60      143,379   0.00%            0.50% to  0.75% -18.46% to  -18.26%
2010     43,333     8.07   to     12.97      354,200   1.21%            0.50% to  0.75%  19.90% to   20.85%

                                   VL-R - 79

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for each of the five years in the period ended December 31, 2014 are as follows:

                                 At December 31                       For the year ended December 31
                     --------------------------------------  -----------------------------------------------
                                                               Investment
                                                                 Income         Expense
                                                                 Ratio           Ratio          Total Return
                                  Unit Value                   Lowest to       Lowest to         Lowest to
                       Units   Lowest to Highest Net Assets  Highest /(1)/   Highest /(2)/     Highest /(3)/
                     --------- ----------------  ----------- -------------   -------------   -----------------
SunAmerica Aggressive Growth Portfolio - Class 1
-------------------------------------------------------------
2014                    93,919 $11.81 to  $17.37 $ 1,296,355 0.00%           0.20% to  0.75%  -0.20% to    0.35%
2013                   107,822  11.77 to   17.41   1,538,347 0.00%           0.20% to  0.75%  41.87% to   42.65%
2012                   101,251   8.25 to   17.46   1,081,476 0.00%           0.20% to  0.75%  15.35% to   16.23%
2011                   122,598   7.11 to   15.06   1,139,542 0.00%           0.20% to  0.75%  -2.71% to   -2.17%
2010                    90,650   7.27 to   15.39     907,479 0.00%           0.20% to  0.75%  20.26% to   20.92%

SunAmerica Balanced Portfolio - Class 1
-------------------------------------------------------------
2014                   127,688 $18.75 to  $12.03 $ 2,073,068 1.34%           0.20% to  0.75%  10.61% to   11.22%
2013                   152,839  16.95 to   18.85   2,306,189 1.61%           0.20% to  0.75%  18.58% to   19.24%
2012                   127,008  11.47 to   15.81   1,698,860 1.39%           0.20% to  0.75%  12.28% to   13.14%
2011                   125,848  10.16 to   14.01   1,584,195 1.78%           0.20% to  0.75%   1.51% to    2.07%
2010                   119,980   9.95 to   13.72   1,495,385 0.00% to  2.03% 0.20% to  0.75%  11.00% to   11.61%

UIF Capital Growth Portfolio - Class I Shares
-------------------------------------------------------------
2014                   164,298 $18.53 to  $23.89 $ 3,024,443 0.00%           0.20% to  0.75%   5.57% to    6.15%
2013                   183,354  17.46 to   22.63   3,189,301 0.43%           0.20% to  0.75%  46.97% to   47.78%
2012                   214,963  10.74 to   17.51   2,534,261 0.00%           0.20% to  0.75%  13.52% to   14.15%
2011                   232,463   9.43 to   15.42   2,388,116 0.12%           0.20% to  0.75%  -3.52% to   -2.99%
2010                   271,486   9.74 to   15.97   2,917,842 0.10% to  0.12% 0.20% to  0.75%   4.68% to   25.31%

VALIC Company I Dynamic Allocation Fund /(5)/
-------------------------------------------------------------
2014                     1,709 $10.97 to  $11.06 $    18,755 2.66%           0.20% to  0.70%   3.51% to    4.03%

VALIC Company I Emerging Economies Fund /(5)/
-------------------------------------------------------------
2014                       676 $ 9.12 to  $ 9.20 $     6,209 0.00%           0.20% to  0.70%  -6.23% to   -5.76%

VALIC Company I Foreign Value Fund /(5)/
-------------------------------------------------------------
2014                       134 $10.25            $     1,369 0.00%           0.70%           -12.25%

VALIC Company II Mid Cap Value /(5)/
-------------------------------------------------------------
2014                       180 $12.36 to  $12.46 $     2,227 0.00%           0.20% to  0.70%   5.98% to    6.51%

VALIC Company II Strategic Bond Fund /(5)/
-------------------------------------------------------------
2014                     4,924 $10.13 to  $10.21 $    50,223 0.00%           0.20% to  0.70%   3.22% to    3.74%

VALIC Company II Socially Responsible Fund /(5)/
-------------------------------------------------------------
2014                     1,076 $13.15 to  $13.25 $    14,158 0.00%           0.20% to  0.70%  14.72% to   15.30%

VALIC Company I International Equities Index Fund
-------------------------------------------------------------
2014                   247,583 $10.86 to  $15.70 $ 2,483,499 2.51%           0.20% to  0.75%  -6.15% to   -5.63%
2013                   238,168   9.89 to   17.48   2,621,512 0.00%           0.20% to  0.75%  18.10% to   18.76%
2012                   246,412   7.54 to   14.80   2,344,533 2.78%           0.20% to  0.75%  16.15% to   17.03%
2011                   237,562   6.45 to   12.74   2,085,235 2.46%           0.20% to  0.75% -13.75% to  -13.27%
2010                   304,791   7.44 to   14.77   3,278,698 2.26% to  2.81% 0.20% to  0.75%  -0.76% to   24.08%

VALIC Company I Mid Cap Index Fund
-------------------------------------------------------------
2014                   832,872 $12.36 to  $18.26 $15,463,977 1.11%           0.20% to  1.45%   7.84% to    9.19%
2013                   887,398  16.93 to   25.70  15,589,772 0.00%           0.20% to  1.45%  31.20% to   32.84%
2012                   926,155  12.03 to   30.28  12,752,712 1.01%           0.20% to  1.45%  15.83% to   17.53%
2011                   971,265  10.25 to   25.96  12,207,470 0.89%           0.20% to  1.45%  -3.41% to   -2.20%
2010                 1,000,792  10.48 to   26.69  14,390,505 0.95% to  1.73% 0.20% to  1.45%  12.66% to   26.00%

VALIC Company I Money Market I Fund
-------------------------------------------------------------
2014                 1,134,201 $ 9.84 to  $10.01 $11,413,517 0.01%           0.20% to  1.45%  -1.43% to   -0.19%
2013                 1,273,784   9.98 to   10.20  13,099,199 0.01%           0.20% to  1.45%  -1.43% to   -0.19%
2012                 1,335,241   9.83 to   12.60  13,944,313 0.01%           0.20% to  1.45%  -1.43% to    0.02%
2011                 1,626,173   9.93 to   12.69  17,189,014 0.01%           0.20% to  1.45%  -1.43% to   -0.19%
2010                 1,515,388  10.00 to   12.79  16,776,609 0.01% to  0.01% 0.20% to  1.45%  -1.42% to   -0.10%

                                   VL-R - 80

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for each of the five years in the period ended December 31, 2014 are as follows:


                  At December 31                      For the year ended December 31
      --------------------------------------  ---------------------------------------------
                                                Investment
                                                  Income         Expense
                                                  Ratio           Ratio         Total Return
                Unit Value Lowest               Lowest to       Lowest to        Lowest to
        Units      to Highest     Net Assets  Highest /(1)/   Highest /(2)/    Highest /(3)/
      --------- ----------------  ----------- -------------   -------------   ---------------
VALIC Company I Nasdaq-100 Index Fund
----------------------------------------------
2014    264,337 $14.28 to  $25.69 $ 5,678,276 0.78%           0.20% to  0.75% 17.80% to  18.45%
2013    295,262  10.29 to   18.29   5,132,899 0.00%           0.20% to  0.75% 35.21% to  35.96%
2012    327,323   7.51 to   21.52   3,855,505 0.48%           0.20% to  0.75% 17.06% to  17.95%
2011    405,865   6.41 to   18.38   3,611,343 0.36%           0.20% to  0.75%  2.20% to   2.76%
2010    502,301   6.27 to   17.97   3,995,460 0.22% to  0.48% 0.20% to  0.75%  9.40% to  19.48%

VALIC Company I Science & Technology Fund
----------------------------------------------
2014    111,094 $20.41 to  $30.27 $ 2,117,057 0.12%           0.20% to  0.75% 13.57% to  14.20%
2013    122,558   7.79 to   16.92   1,829,945 0.00%           0.20% to  0.75% 41.42% to  42.20%
2012    130,357   5.49 to   18.64   1,294,304 0.00%           0.20% to  0.75% 11.30% to  12.15%
2011    153,668   4.93 to   16.65   1,189,330 0.00%           0.20% to  0.75% -6.69% to  -6.18%
2010    207,258   5.28 to   17.75   1,340,855 0.00% to  0.00% 0.20% to  0.75%  7.64% to  21.85%

VALIC Company I Small Cap Index Fund
----------------------------------------------
2014    451,716 $17.57 to  $28.49 $ 8,200,643 1.14%           0.20% to  0.75%  3.98% to   4.55%
2013    402,209  15.11 to   27.40   7,347,965 0.00%           0.20% to  0.75% 37.60% to  38.36%
2012    406,952  10.92 to   19.92   5,593,379 1.21%           0.20% to  0.75% 15.19% to  16.07%
2011    478,080   9.43 to   17.29   6,058,863 0.99%           0.20% to  0.75% -5.02% to  -4.50%
2010    469,845   9.87 to   18.20   6,663,196 0.73% to  1.54% 0.20% to  0.75% 14.50% to  31.36%

VALIC Company I Stock Index Fund
----------------------------------------------
2014  1,288,580 $12.78 to  $21.51 $21,735,503 1.60%           0.20% to  0.75% 12.44% to  13.06%
2013  1,404,065  13.32 to   19.13  21,199,509 0.00%           0.20% to  0.75% 30.93% to  31.65%
2012  1,538,212  10.12 to   17.06  17,797,241 1.75%           0.20% to  0.75% 14.71% to  15.59%
2011  1,685,382   8.77 to   14.85  16,944,543 1.50%           0.20% to  0.75%  1.06% to   1.62%
2010  2,208,072   8.63 to   14.68  21,981,985 1.50% to  3.03% 0.20% to  0.75%  8.34% to  17.05%

Vanguard VIF High Yield Bond Portfolio
----------------------------------------------
2014    444,782 $15.49 to  $15.70 $ 7,720,929 5.45%           0.20% to  1.45%  2.90% to   4.20%
2013    433,735  15.06 to   15.07   7,457,681 5.28%           0.20% to  1.45%  2.84% to   4.14%
2012    445,329  14.33 to   21.12   7,537,292 5.50%           0.20% to  1.45% 12.65% to  14.30%
2011    431,505  12.60 to   18.55   6,717,411 7.40%           0.20% to  1.45%  5.40% to   6.72%
2010    445,504  11.84 to   17.42   6,851,684 5.70% to  7.24% 0.20% to  1.45%  4.25% to  11.88%

Vanguard VIF REIT Index Portfolio
----------------------------------------------
2014    833,523 $15.35 to  $15.83 $14,892,265 3.38%           0.20% to  1.45% 28.24% to  29.85%
2013    761,290  11.82 to   12.34  11,900,404 2.15%           0.20% to  1.45%  0.86% to   2.13%
2012    743,005  11.13 to   35.59  12,444,603 2.02%           0.20% to  1.45% 15.77% to  17.47%
2011    674,328   9.57 to   30.42  11,391,819 1.67%           0.20% to  1.45%  6.88% to   8.22%
2010    737,406   8.91 to   28.17  13,246,969 2.22% to  3.35% 0.20% to  1.45%  4.13% to  27.99%

                                   VL-R - 81

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

/(1)/ These amounts represent the dividends, excluding capital gain distributions from mutual funds, received by the Division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reduction in the unit value. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund in which the Divisions invest. From 2011 these amounts represent the aggregate ratio of each underlying fund, rather than a range as presented in prior years.
/(2)/ These amounts represent the annualized policy expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each year indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
/(3)/ These amounts represent the total return for the years indicated, including changes in the value of the underlying Division, and reflect deductions for those expenses that result in a direct reduction to unit values. The total return does not include policy charges deducted directly from account values. For the years ended December 31, 2014, 2013, 2012, 2011, and 2010, a total return was calculated using the initial unit value for the Division if the Division became an available investment option during the year and the underlying Fund was not available at the beginning of the year.
/(4)/ The Oppenheimer High Income Fund/VA merged into the Oppenheimer Global Strategic Income Fund/VA on October 26, 2012.
/(5)/  Fund commenced operations on May 1, 2013.
/(6)/  Fund closed on October 21, 2011.
/(7)/ Effective April 29, 2011, Invesco Van Kampen V.I. Government Fund - Series I was acquired by Invesco V.I. Government Securities Fund - Series I
/(8)/ Effective April 29, 2011, Invesco Van Kampen V.I. High Yield - Series I was acquired by Invesco V.I. High Yield Fund - Series I
/(9)/  Fund closed on December 12, 2014.

                                   VL-R - 82

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 8 -SUBSEQUENT EVENTS

Management has evaluated Account related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through April 27, 2015. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account's financial statements.

                                   VL-R - 83

American General Life
Insurance Company
Audited GAAP Financial Statements
At December 31, 2014 and 2013 and for
the three years ended December 31, 2014

AMERICAN GENERAL LIFE INSURANCE COMPANY
INDEX TO FINANCIAL STATEMENTS

                                                                                                             Page
                                                                                                             ----
Report of Independent Registered Public Accounting Firm                                                       2
Consolidated Balance Sheets at December 31, 2014 and 2013                                                     3
Consolidated Statements of Income for the years ended December 31, 2014, 2013 and 2012                        4
Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2014, 2013 and 2012   5
Consolidated Statements of Equity for the years ended December 31, 2014, 2013 and 2012                        6
Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012                    7
Notes to Consolidated Financial Statements                                                                    8

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of American General Life Insurance
Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income (loss), equity and cash flows present fairly, in all material respects, the financial position of American General Life Insurance Company and its subsidiaries (the "Company"), an indirect, wholly owned subsidiary of American International Group, Inc., at December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Houston, TX
April 27, 2015

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS

                                                                                           December 31,
                                                                                        ------------------
(in millions, except for share data)                                                      2014      2013
------------------------------------                                                    -------- ---------
                                                                                                  (Revised)
Assets:
   Investments:
       Fixed maturity securities:
          Bonds available for sale, at fair value (amortized cost: 2014 -
            $94,559; 2013 - $94,201)                                                    $102,743 $  98,148
          Other bond securities, at fair value                                             2,934     2,452
       Equity securities:
          Common and preferred stock, available for sale, at fair value (cost:
            2014 - $19; 2013 - $23)                                                           26        29
          Other common and preferred stock, at fair value                                     --       538
       Mortgage and other loans receivable, net of allowance                              11,812    10,085
       Other invested assets (portion measured at fair value: 2014 - $3,176;
         2013 - $3,223)                                                                    7,082     7,512
       Flight equipment (net of accumulated depreciation and impairment: 2014 -
         $0; 2013 - $1,034)                                                                   --       762
       Short-term investments (portion measured at fair value: 2014 - $558;
         2013 - $2,735)                                                                    1,381     3,896
                                                                                        -------- ---------
          Total investments                                                              125,978   123,422
   Cash                                                                                      277       202
   Investment in AIG (cost: 2014 - $9; 2013 - $9)                                              6         5
   Accrued investment income                                                               1,042     1,074
   Amounts due from related parties                                                           82       138
   Premiums and other receivables, net of allowance                                          602       488
   Reinsurance assets, net of allowance                                                    1,616     1,675
   Derivative assets, at fair value                                                          729       507
   Deferred policy acquisition costs                                                       5,643     5,444
   Deferred sales inducements                                                                442       502
   Current income tax receivable                                                             558       748
   Deferred income taxes                                                                      --       328
   Other assets (including restricted cash of $396 in 2014 and $183 in 2013)               1,153     1,081
   Separate account assets, at fair value                                                 40,627    35,701
                                                                                        -------- ---------
Total assets                                                                            $178,755 $ 171,315
                                                                                        ======== =========
Liabilities:
   Future policy benefits for life and accident and health insurance contracts          $ 30,854 $  29,277
   Policyholder contract deposits (portion measured at fair value: 2014 -
     $1,341; 2013 - $367)                                                                 72,898    70,397
   Policy claims and benefits payable                                                        646       615
   Other policyholder funds                                                                2,079     1,986
   Income taxes payable to parent                                                             11        --
   Deferred income taxes                                                                     255        --
   Notes payable - to affiliates, net (portion measured at fair value: 2014 -
     $291; 2013 - $211)                                                                      658       260
   Notes payable - to third parties, net                                                     627       378
   Amounts due to related parties                                                          1,745       298
   Securities lending payable                                                                 --     2,514
   Derivative liabilities, at fair value                                                     458       534
   Other liabilities                                                                       3,450     3,627
   Separate account liabilities                                                           40,627    35,701
                                                                                        -------- ---------
Total liabilities                                                                        154,308   145,587
                                                                                        -------- ---------
Commitments and contingencies (see Note 13)

American General Life Insurance Company (AGL) shareholder's equity:
   Preferred stock, $100 par value; 8,500 shares authorized, issued and
     outstanding                                                                               1         1
   Common stock, $10 par value; 600,000 shares authorized, issued and
     outstanding                                                                               6         6
   Additional paid-in capital                                                             18,514    23,163
   Retained earnings (accumulated deficit)                                                    --      (337)
   Accumulated other comprehensive income                                                  5,926     2,731
                                                                                        -------- ---------
Total AGL shareholder's equity                                                            24,447    25,564
Noncontrolling interests                                                                      --       164
                                                                                        -------- ---------
Total equity                                                                              24,447    25,728
                                                                                        -------- ---------
Total liabilities and equity                                                            $178,755 $ 171,315
                                                                                        ======== =========

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF INCOME

                                                                                      Years Ended December 31,
                                                                                     -------------------------
(in millions)                                                                          2014     2013     2012
-------------                                                                        -------  -------  -------
Revenues:
   Premiums                                                                          $ 1,666  $ 1,783  $ 1,616
   Policy fees                                                                         1,976    1,766    1,837
   Net investment income                                                               6,942    6,692    7,001
   Net realized capital gains (losses):
       Total other-than-temporary impairments on available for sale securities           (81)     (74)    (127)
       Portion of other-than-temporary impairments on available for sale fixed
         maturity securities recognized in other comprehensive income (loss)             (23)      (1)    (170)
                                                                                     -------  -------  -------
   Net other-than-temporary impairments on available for sale securities
     recognized in net income                                                           (104)     (75)    (297)
   Other realized capital gains                                                           37    2,092      968
                                                                                     -------  -------  -------
   Total net realized capital (losses) gains                                             (67)   2,017      671
       Other income                                                                    2,580    2,878    1,681
                                                                                     -------  -------  -------
Total revenues                                                                        13,097   15,136   12,806
                                                                                     -------  -------  -------
Benefits and expenses:
   Policyholder benefits                                                               4,228    4,864    4,247
   Interest credited to policyholder account balances                                  2,210    2,277    2,934
   Amortization of deferred policy acquisition costs                                     623      535      665
   General and administrative expenses                                                 1,372    1,455    1,400
   Commissions                                                                           341      345      321
   Other expenses                                                                      1,310    1,166      839
                                                                                     -------  -------  -------
Total benefits and expenses                                                           10,084   10,642   10,406
                                                                                     -------  -------  -------
Income before income tax expense (benefit)                                             3,013    4,494    2,400
Income tax expense (benefit):
   Current                                                                               401       95      (21)
   Deferred                                                                              727     (543)    (601)
                                                                                     -------  -------  -------
Income tax expense (benefit)                                                           1,128     (448)    (622)
                                                                                     -------  -------  -------
Net income                                                                             1,885    4,942    3,022
Less:
Net income attributable to noncontrolling interests                                       --        1        7
                                                                                     -------  -------  -------
Net income attributable to AGL                                                       $ 1,885  $ 4,941  $ 3,015
                                                                                     =======  =======  =======

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                                                                                     Years Ended December 31,
-                                                                                                    -----------------------
(in millions)                                                                                         2014     2013    2012
-------------                                                                                        ------  -------  ------
Net income                                                                                           $1,885  $ 4,942  $3,022
                                                                                                     ------  -------  ------
Other comprehensive income (loss), net of tax
   Change in unrealized appreciation of fixed maturity investments on which other-than-temporary
     credit impairments were taken                                                                       48      242     907
   Change in unrealized appreciation (depreciation) of all other investments                          3,866   (5,265)  2,128
   Adjustments to deferred policy acquisition costs, value of business acquired and deferred sales
     inducements                                                                                       (152)     542    (459)
   Change in insurance loss recognition                                                                (556)   1,325    (217)
   Change in foreign currency translation adjustments                                                   (11)      (6)     (2)
                                                                                                     ------  -------  ------
Other comprehensive income (loss)                                                                     3,195   (3,162)  2,357
                                                                                                     ------  -------  ------
Comprehensive income                                                                                  5,080    1,780   5,379
Comprehensive income attributable to noncontrolling interest                                             --        1       7
                                                                                                     ------  -------  ------
Comprehensive income attributable to AGL                                                             $5,080  $ 1,779  $5,372
                                                                                                     ======  =======  ======

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF EQUITY

                                                                                           Total
                                                                 Retained    Accumulated    AGL
                                                    Additional   Earnings       Other      Share-     Non-
                                   Preferred Common  Paid-in   (Accumulated Comprehensive holder's controlling  Total
(in millions)                        Stock   Stock   Capital     Deficit)      Income      Equity   Interests   Equity
-------------                      --------- ------ ---------- ------------ ------------- -------- ----------- -------
Balance, January 1, 2012              $ 1     $ 6    $27,245     $(8,296)      $ 3,536    $22,492     $ 160    $22,652
                                      ---     ---    -------     -------       -------    -------     -----    -------
Net income attributable to AGL or
  other noncontrolling interests       --      --         --       3,015            --      3,015         7      3,022
Other comprehensive income             --      --         --          --         2,357      2,357        --      2,357
Return of capital                      --      --     (1,882)         --            --     (1,882)       --     (1,882)
Other                                  --      --         --          (2)           --         (2)       --         (2)
                                      ---     ---    -------     -------       -------    -------     -----    -------
Balance, December 31, 2012            $ 1     $ 6    $25,363     $(5,283)      $ 5,893    $25,980     $ 167    $26,147
                                      ===     ===    =======     =======       =======    =======     =====    =======
Net income attributable to AGL or
  other noncontrolling interests       --      --         --       4,941            --      4,941         1      4,942
Other comprehensive loss               --      --         --          --        (3,162)    (3,162)       --     (3,162)
Capital contributions from Parent      --      --        368          --            --        368        --        368
Return of capital                      --      --     (2,553)         --            --     (2,553)       --     (2,553)
Other                                  --      --        (15)          5            --        (10)       (4)       (14)
                                      ---     ---    -------     -------       -------    -------     -----    -------
Balance, December 31, 2013            $ 1     $ 6    $23,163     $  (337)      $ 2,731    $25,564     $ 164    $25,728
                                      ===     ===    =======     =======       =======    =======     =====    =======
Net income attributable to AGL or
  other noncontrolling interests       --      --         --       1,885            --      1,885        --      1,885
Dividends                              --      --         --      (1,548)           --     (1,548)       --     (1,548)
Other comprehensive income             --      --         --          --         3,195      3,195        --      3,195
Capital contributions from Parent      --      --         58          --            --         58        --         58
Return of capital                      --      --     (4,707)         --            --     (4,707)       --     (4,707)
Deconsolidation of VIEs                --      --         --          --            --         --      (167)      (167)
Other                                  --      --         --          --            --         --         3          3
                                      ---     ---    -------     -------       -------    -------     -----    -------
Balance, December 31, 2014            $ 1     $ 6    $18,514     $    --       $ 5,926    $24,447     $  --    $24,447
                                      ===     ===    =======     =======       =======    =======     =====    =======

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                                   Years Ended December 31,
                                                                                                ------------------------------
(in millions)                                                                                     2014       2013       2012
-------------                                                                                   --------  ---------  ---------
                                                                                                           (Revised)  (Revised)
Cash flows from operating activities:
   Net income                                                                                   $  1,885  $   4,942  $   3,022
                                                                                                --------  ---------  ---------
   Adjustments to reconcile net income to net cash provided by operating activities:
       Interest credited to policyholder account balances                                          2,210      2,277      2,934
       Amortization of deferred policy acquisition costs and value of business acquired              623        535        665
       Depreciation and amortization                                                                  25        175        131
       Fees charged for policyholder contract deposits                                            (1,163)      (946)    (1,011)
       Net realized capital losses (gains)                                                            67     (2,017)      (671)
       Unrealized losses (gains) in earnings, net                                                   (280)       153        102
       Equity in income of partnerships and other invested assets                                   (476)      (124)      (314)
       Accretion of net premium/discount on investments                                             (760)      (631)      (774)
       Capitalized interest                                                                          (82)      (531)       (36)
       Provision for deferred income taxes                                                           727       (543)      (601)
   Changes in operating assets and liabilities:
       Accrued investment income                                                                      32         43         20
       Amounts due to/from related parties                                                           473        533       (125)
       Reinsurance assets                                                                             58         83         84
       Deferred policy acquisition costs                                                            (877)      (790)      (604)
       Deferred sales inducements                                                                    (13)       (23)        (5)
       Current income tax receivable/payable                                                         200         38       (499)
       Future policy benefits                                                                        746      1,548        922
       Other policyholders' funds                                                                    (67)       (21)       (19)
       Other, net                                                                                    165       (278)       340
                                                                                                --------  ---------  ---------
   Total adjustments                                                                               1,608       (519)       539
                                                                                                --------  ---------  ---------
Net cash provided by operating activities                                                          3,493      4,423      3,561
                                                                                                ========  =========  =========
Cash flows from investing activities:
Proceeds from (payments for)
   Sales or distribution of:
       Available for sale investments                                                              5,852     22,532     15,422
       Flight equipment                                                                               --         71          7
       Divested businesses, net                                                                       --         --         35
       Other investments, excluding short-term investments                                         1,320        655      2,167
   Redemption and maturities of fixed maturity securities available for sale                       7,833      9,093      6,043
   Principal payments received on sales and maturities of mortgage and other loans receivable      1,747      1,411      1,272
   Redemption and maturities of other investments, excluding short-term investments                  178        178        598
   Purchase of:
       Available for sale investments                                                            (13,290)   (30,112)   (19,464)
       Mortgage and other loans receivable                                                        (3,572)    (1,899)      (961)
       Flight equipment                                                                               --         (8)       (11)
       Acquired businesses, net                                                                       --         --        (48)
       Other investments, excluding short-term investments                                          (930)    (2,396)    (4,215)
   Net change in restricted cash                                                                    (213)      (111)        23
   Net change in short-term investments                                                            2,515        884     (1,580)
   Other, net                                                                                        (60)       (23)        31
                                                                                                --------  ---------  ---------
Net cash provided by (used in) investing activities                                                1,380        275       (681)
                                                                                                ========  =========  =========
Cash flows from financing activities:
   Policyholder contract deposits                                                                  9,524      7,334      5,011
   Policyholder contract withdrawals                                                              (7,006)    (9,018)    (7,402)
   Net exchanges to/from separate accounts                                                        (1,525)    (1,291)      (756)
   Change in repurchase agreements                                                                   225         --        857
   Repayment of notes payable                                                                         --       (259)      (202)
   Issuance of notes payable                                                                         494        230         --
   Federal Home Loan Bank borrowings                                                                  --        (28)        60
   Security deposits on flight equipment                                                              --        (58)       (12)
   Change in securities lending payable                                                           (2,514)     1,048      1,466
   Cash overdrafts                                                                                    21       (142)        67
   Dividends and return of capital paid to Parent Company, net of cash contributions              (4,017)    (2,532)    (1,882)
                                                                                                --------  ---------  ---------
Net cash used in financing activities                                                             (4,798)    (4,716)    (2,793)
                                                                                                ========  =========  =========
Net increase (decrease) in cash                                                                       75        (18)        87
Cash at beginning of year                                                                            202        220        133
                                                                                                --------  ---------  ---------
Cash at end of year                                                                             $    277  $     202  $     220
                                                                                                ========  =========  =========
Supplementary Disclosure of Consolidated Cash Flow Information
Cash paid during the period for:
   Interest                                                                                     $      7  $      32  $      25
   Taxes                                                                                             194        161        132
Non-cash activities:
   Sales inducements credited to policyholder contract deposits                                       20         39         66
   Non-cash dividends declared                                                                     2,238         --         --
   Non-cash contributions from Parent                                                                 58        348         --
                                                                                                ========  =========  =========

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1. BASIS OF PRESENTATION

American General Life Insurance Company (AGL), including its wholly owned subsidiaries, is a wholly owned subsidiary of AGC Life Insurance Company (AGC Life or the Parent), which is in turn an indirect, wholly owned subsidiary of American International Group, Inc. (AIG Parent). Unless the context indicates otherwise, the terms "AGL," "the Company," "we," "us" or "our" mean American General Life Insurance Company and its consolidated entities, and the term "AIG Parent" means American International Group, Inc. and not any of AIG Parent's consolidated subsidiaries.

We are a leading provider of individual term and universal life insurance solutions to middle-income and high net worth customers, as well as a leading provider of fixed and variable annuities. Our primary products include term life insurance, universal, variable universal and whole life insurance, accident and health insurance, single- and flexible-premium deferred fixed and variable annuities, fixed index deferred annuities, single-premium immediate and delayed-income annuities, private placement variable annuities, structured settlements, corporate- and bank-owned life insurance, terminal funding annuities, guaranteed investment contracts (GICs) and funding agreements, stable value wrap products and group benefits. We distribute our products through independent marketing organizations, independent and career insurance agents and financial advisors, banks, broker dealers, structured settlement brokers and benefit consultants, and direct-to-consumer through AIG Direct. We also provide support services to certain affiliated insurance companies through our subsidiaries, AIG Enterprise Services LLC (AIGES) and SunAmerica Asset Management LLC (SAAMCo).

SAAMCo and its wholly owned distributor, AIG Capital Services, Inc. (AIGCS), and its wholly owned servicing agent, SunAmerica Fund Services, Inc. (SFS), represent our asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds and variable subaccounts offered within our variable annuity and variable universal life products, and by distributing retail mutual funds and providing professional management of individual, corporate and pension plan portfolios.

Our operations are influenced by many factors, including general economic conditions, financial condition of AIG, monetary and fiscal policies of the United States federal government and policies of state and other regulatory authorities. The level of sales of our insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. We are exposed to the risks normally associated with a portfolio of fixed income securities, which include interest rate, option, liquidity and credit risks. We control our exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of our assets and liabilities, monitoring and limiting prepayments and extension risk in our portfolio, maintaining a large percentage of our portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk. We are also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect our exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity products, and may reduce fee income on variable product assets held in separate accounts. Such guaranteed benefits are sensitive to equity and interest rate market conditions.

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP). All significant intercompany accounts and transactions have been eliminated. Certain prior period items have been reclassified to conform to the current period's presentation.

The consolidated financial statements include the accounts of the Company, our controlled subsidiaries (generally through a greater than 50 percent ownership of voting rights of a voting interest entity), and variable interest entities
(VIEs) for which we are the primary beneficiary. Equity investments in entities that we do not consolidate, including corporate entities in which we have significant influence, and partnership and partnership-like entities in which we have more than minor influence over operating and financial policies, are accounted for under the equity method unless we have elected the fair value option. Unless the context indicates otherwise, the terms "financial statements," "Balance Sheets," "Statements of Income," "Statements of Comprehensive Income," "Statements of Equity," "Statements of Cash Flows," "Notes to Financial Statements," "financial position," and "results of operations" refer to the applicable consolidated disclosure.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Presentation Changes

Policy fees related to features accounted for as embedded derivatives in variable annuity products, including guaranteed minimum withdrawal benefits and guaranteed minimum account value benefits, are included in the fair value measurement of embedded derivatives. Effective December 31, 2014, we reclassified fees related to these embedded derivatives to net realized capital gains, with no effect to the fair value measurement of the embedded derivatives, net income or shareholder's equity. Accordingly, a portion of prior period policy fees have been reclassified to net realized capital gains to conform to the current period presentation. See Note 11 for information on variable annuity guaranteed benefit features and Note 3 for discussion of the fair value measurement of embedded policy derivatives, including our policy on classification of fees.

The effect of the change in presentation of these policy fees on the prior period financial statements was as follows:

                                                                     As
                                                                 Previously Effect of      As
(in millions)                                                     Reported   Change   Reclassified
-------------                                                    ---------- --------- ------------
Statement of Income for the year ended December 31, 2013:
   Revenues:
       Policy fees                                                $ 1,924     $(158)    $ 1,766
       Other net realized capital gains (losses)                    1,934       158       2,092

Statement of Cash Flows for the year ended December 31,
  2013:
Cash flows from operating activities:
   Adjustments to reconcile net income to net cash provided
     by operating activities:
       Fees charged for policyholder contract deposits             (1,104)      158        (946)
       Net realized capital (gains) losses                         (1,859)     (158)     (2,017)

Statement of Income for the year ended December 31, 2012:
   Revenues:
       Policy fees                                                  1,963      (126)      1,837
       Other net realized capital gains (losses)                      842       126         968

Statement of Cash Flows for the year ended December 31,
  2012:
Cash flows from operating activities:
   Adjustments to reconcile net income to net cash provided
     by operating activities:
       Fees charged for policyholder contract deposits             (1,137)      126      (1,011)
       Net realized capital (gains) losses                           (545)     (126)       (671)

Out of Period Adjustments

In 2014, we recorded out of period adjustments to correct errors related to prior periods, which resulted in a $20 million decrease to pre-tax income and an $8 million decrease to net income and comprehensive income. The most significant pre-tax item was to reverse interest that had incorrectly been accrued in prior years on mortgage loans that are troubled debt restructurings. In 2013, we recorded out of period adjustments to correct errors related to prior periods, which resulted in a $63 million decrease to pre-tax income and a $167 million increase to net income and comprehensive income. In 2012, we recorded out of period adjustments which decreased pre-tax income by $109 million and decreased net income and comprehensive income by $83 million. We have evaluated the effect of the errors on prior years and on the respective years in which they were corrected, taking into account both qualitative and quantitative factors. Management believes these errors and their corrections are not material to any previously issued financial statements.

Revision of Prior Period Financial Statements

The Balance Sheet at December 31, 2013 and the Statements of Cash Flows for the years ended December 31, 2013 and 2012 have been revised to correct the classification of certain items that had been reported in cash and short-term investments. These revisions had no impact on total assets, total liabilities or shareholder's equity in the prior periods that were revised. We evaluated the impact of these items on the respective balance sheet line items and on the categories within the statement of cash flows. The reclassifications included:

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


   . Correction of the classification of cash held within consolidated VIEs from cash to restricted cash, which is reported within other assets;

   . Correction of the classification of certain collateral margin accounts related to derivative transactions from short-term investments to premiums and other receivables; and

   . Correction of the classification of certain accounts between cash and short-term investments to correctly reflect the nature of the related account as either a non-interest bearing depository account or an interest-bearing account.

After evaluating the quantitative and qualitative aspects of these corrections, the revisions were not considered to be material, individually or in aggregate, to the previously issued 2013 and 2012 financial statements. The net effects on the financial statements resulting from these revisions were as follows:

                                                                     As     Effect
                                                                 Previously   of     As
(in millions)                                                     Reported  Change Revised
-------------                                                    ---------- ------ -------
Balance Sheet at December 31, 2013:
   Short-term investments                                         $ 3,964   $ (68) $ 3,896
   Cash                                                               362    (160)     202
   Premiums and other receivables, net of allowance                   408      80      488
   Other assets                                                       933     148    1,081

Statement of Cash Flows for the year ended December 31, 2013:
   Cash flows from investing activities:
       Net change in restricted cash                                   37    (148)    (111)
       Net change in short-term investments                           819      65      884
       Other, net                                                     (51)     28      (23)
       Net cash provided by (used in) investing activities            330     (55)     275

   Net increase (decrease) in cash                                     37     (55)     (18)
   Cash at beginning of year                                          325    (105)     220
   Cash at end of year                                                362    (160)     202

Statement of Cash Flows for the year ended December 31, 2012:
   Cash flows from investing activities:
       Net change in short-term investments                        (1,583)      3   (1,580)
       Other, net                                                     (21)     52       31
       Net cash provided by (used in) investing activities           (736)     55     (681)

   Net increase (decrease) in cash                                     32      55       87
   Cash at beginning of year                                          293    (160)     133
   Cash at end of year                                                325    (105)     220

Use of Estimates

The preparation of financial statements in accordance with GAAP requires the application of accounting policies that often involve a significant degree of judgment. Accounting policies that we believe are most dependent on the application of estimates and assumptions are considered our critical accounting estimates and are related to the determination of:

..   income tax assets and liabilities, including recoverability of our net deferred tax asset and the predictability of future tax operating profitability of the character necessary to realize the net deferred tax asset;

..   valuation of future policy benefit liabilities and timing and extent of loss recognition;

..   valuation of liabilities for guaranteed benefit features of variable annuity products;

..   recoverability of assets, including deferred policy acquisition costs (DAC)
    and reinsurance;

..   estimated gross profits (EGP) to value DAC for investment-oriented products;

..   impairment charges, including other-than-temporary impairments on available for sale securities; and

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


..   fair value measurements of certain financial assets and liabilities.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, our financial condition, results of operations and cash flows could be materially affected.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following table identifies our significant accounting policies presented in other Notes to these Financial Statements, with a reference to the Note where a detailed description can be found:

Note 4.   Investments

             .   Fixed maturity and equity securities

             .   Other invested assets

             .   Short-term investments

             .   Net investment income

             .   Net realized capital gains (losses)

             .   Other-than-temporary impairments

Note 5.   Lending Activities

             .   Mortgage and other loans receivable - net of allowance

Note 6.   Reinsurance

             .   Reinsurance assets, net of allowance

Note 7.   Derivatives and Hedge Accounting

             .   Derivative assets and liabilities, at fair value

Note 8.   Deferred Policy Acquisition Costs

             .   Deferred policy acquisition costs

             .   Amortization of deferred policy acquisition costs

             .   Deferred sales inducements

Note 10.  Insurance Liabilities

             .   Future policy benefits

             .   Policyholder contract deposits

             .   Other policyholder funds

Note 11.  Variable Life and Annuity Contracts

Note 12.  Debt

             .   Long-term debt

Note 13.  Commitments and contingencies

             .   Legal contingencies

Note 16.  Income Taxes

Other significant accounting policies

Premiums for long-duration life insurance products and life contingent annuities are recognized as revenues when due. Estimates for premiums due but not yet collected are accrued. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross premium received and the net premium is deferred and recognized in policyholder benefits in the Statements of Income.

Premiums on accident and health policies are earned primarily on a pro rata basis over the term of the related coverage. The reserves for unearned premiums includes the portion of premiums written relating to the unexpired terms of coverage.

Reinsurance premiums ceded are recognized as a reduction in revenues over the period the reinsurance coverage is provided in proportion to the risks to which the premiums relate.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Policy fees represent fees recognized from universal life and investment-type products consisting of policy charges for cost of insurance, policy administration charges, surrender charges and amortization of unearned revenue reserves.

Other income primarily includes advisory fees and commissions from the broker dealer business and income from legal settlements. Aircraft leasing revenue from flight equipment under operating lease was recognized over the life of the leases as rental payments became receivable under the provision of the lease or, in case of leases with varying payments, under the straight-line method over the non-cancelable terms of the lease. In certain cases, leases provided for certain payments contingent on usage. In those cases, rental revenue was recognized at the time such usage occurred, net of estimated contractual aircraft maintenance reimbursements. Gains on sales of flight equipment were recognized when flight equipment was sold and the risk of ownership of the equipment passed to the new owner.

Cash represents cash on hand and non-interest bearing demand deposits.

Other assets consist of prepaid expenses, deposits, other deferred charges, real estate, other fixed assets, capitalized software costs and restricted cash.

We offer sales inducements, which include enhanced crediting rates or bonus payments to contract holders (bonus interest) on certain annuity and investment contract products. Sales inducements provided to the contract holder are recognized as part of the liability for policyholder contract deposits on the Balance Sheets. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, the bonus interest must be explicitly identified in the contract at inception, and we must demonstrate that such amounts are incremental to amounts we credit on similar contracts without bonus interest, and are higher than the contracts expected ongoing crediting rates for periods after the bonus period. The amortization expense associated with these assets is reported within interest credited to policyholder account balances in the Statements of Income.

See Note 8 for additional information on deferred sales inducements.

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the contract holders who bear the investment risk. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise from any of our other businesses. The liabilities for these accounts are equal to the account assets. Separate accounts may also include deposits for funds held under stable value wrap funding agreements, although the majority of stable value wrap sales are measured based on the notional amount included in assets under management and do not include the receipt of funds.

For additional discussion of separate accounts, see Note 11.

Other liabilities include other funds on deposit, other payables, and securities sold under agreements to repurchase.

Accounting Standards Adopted During 2014

Presentation of Unrecognized Tax Benefits

In July 2013, the FASB issued an accounting standard that requires a liability related to unrecognized tax benefits to be presented as a reduction to the related deferred tax asset for a net operating loss carryforward or a tax credit carryforward. When the carryforwards are not available at the reporting date under the tax law of the applicable jurisdiction or the tax law of the applicable jurisdiction does not require, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit will be presented in the financial statements as a liability and will not be combined with the related deferred tax asset.

We adopted the standard on its required effective date of January 1, 2014 on a prospective basis. The adoption of this standard had no material effect on our consolidated financial condition, results of operations or cash flows.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Future Application of Accounting Standards

Accounting for Investments in Qualified Affordable Housing Projects

In January 2014, the FASB issued an accounting standard that revises the accounting and expands the disclosure requirements for investments in qualified affordable housing projects. The standard is effective for annual periods beginning after December 15, 2014, but early adoption is permitted. We plan to adopt the standard prospectively on its required effective date of January 1, 2015 and do not expect adoption of the standard to have a material effect on our financial condition, results of operations or cash flows.

Revenue Recognition

In May 2014, the FASB issued an accounting standard that supersedes most existing revenue recognition guidance. The new standard excludes from its scope the accounting for insurance contracts, leases, financial instruments, and other agreements that are governed under other GAAP guidance, but affects the revenue recognition for certain of our other activities.

The standard is effective for interim and annual reporting periods beginning after December 15, 2016 and may be applied retrospectively or through a cumulative effect adjustment to retained earnings at the date of adoption. Early adoption is not permitted. We plan to adopt the standard with an effective date of January 1, 2018, which reflects proposed one-year deferral by the FASB and are assessing the impact of the standard on our financial condition, results of operations and cash flows.

Measuring the Financial Assets and the Financial Liabilities of a Consolidated Collateralized Financing Entity

In August 2014, the FASB issued an accounting standard that allows a reporting entity to measure the financial assets and financial liabilities of a qualifying consolidated collateralized financing entity using the fair value of either its financial assets or financial liabilities, whichever is more observable.

The standard is effective for interim and annual reporting periods beginning after December 15, 2015. Early adoption is permitted. The standard may be applied retrospectively to all relevant prior periods presented starting with January 1, 2010 or through a cumulative effect adjustment to retained earnings at the date of adoption. We plan to adopt the standard on its required effective date of January 1, 2016 and do not expect the adoption of the standard to have a material effect on our financial condition, results of operations or cash flows.

Consolidation: Amendments to the Consolidation Analysis

In February 2015, the FASB issued an accounting standard that affects reporting entities that are required to evaluate whether they should consolidate certain legal entities. Specifically, the amendments modify the evaluation of whether limited partnerships and similar legal entities are VIEs or voting interest entities; eliminate the presumption that a general partner should consolidate a limited partnership; affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships; and provide a scope exception from consolidation guidance for reporting entities with interests in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds.

The standard is effective for interim and annual reporting periods beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. The standard may be applied retrospectively or through a cumulative effect adjustment to retained earnings as of the beginning of the year of adoption. We plan to adopt the standard on its required effective date of January 1, 2016 and are assessing the impact of the standard on our financial condition, results of operations and cash flows.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


3. FAIR VALUE MEASUREMENTS

Fair Value Measurements on a Recurring Basis

We carry certain financial instruments at fair value. We define the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We are responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. We maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value in the Balance Sheets are measured and classified in accordance with a fair value hierarchy consisting of three levels based on the observability of valuation inputs:

..   Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. We do not adjust the quoted price for such instruments.

..   Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

..   Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, we must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In those cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a description of the valuation methodologies used for instruments carried at fair value. These methodologies are applied to assets and liabilities across the levels discussed above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.

Valuation Methodologies of Financial Instruments Measured at Fair Value

Incorporation of Credit Risk in Fair Value Measurements

..   Our Own Credit Risk. Fair value measurements for certain freestanding derivatives incorporate our own credit risk by determining the explicit cost for each counterparty to protect against its net credit exposure to us at the balance sheet date by reference to observable AIG credit default swap (CDS) or cash bond spreads. A derivative counterparty's net credit exposure to us is determined based on master netting agreements, when applicable, which

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

    take into consideration all derivative positions with us, as well as collateral we posted with the counterparty at the balance sheet date. We calculate the effect of these credit spread changes using discounted cash flow techniques that incorporate current market interest rates.

..   Counterparty Credit Risk. Fair value measurements for freestanding derivatives incorporate counterparty credit risk by determining the explicit cost for us to protect against our net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty CDS spreads, when available. When not available, other directly or indirectly observable credit spreads will be used to derive the best estimates of the counterparty spreads. Our net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date.

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly incorporate counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

The cost of credit protection is determined under a discounted present value approach considering the market levels for single name CDS spreads for each specific counterparty, the mid-market value of the net exposure (reflecting the amount of protection required) and the weighted average life of the net exposure. CDS spreads are provided to us by an independent third party. We utilize an interest rate based on the benchmark London Inter-Bank Offered Rate (LIBOR) curve to derive our discount rates.

While this approach does not explicitly consider all potential future behavior of the derivative transactions or potential future changes in valuation inputs, management believes this approach provides a reasonable estimate of the fair value of the assets and liabilities, including consideration of the impact of non-performance risk.

Fixed Maturity Securities

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure fixed maturity securities at fair value. Market price data is generally obtained from dealer markets.

We employ independent third-party valuation service providers to gather, analyze, and interpret market information to derive fair value estimates for individual investments based upon market-accepted methodologies and assumptions. The methodologies used by these independent third-party valuation services are reviewed and understood by management, through periodic discussion with, and information provided by, the valuation services. In addition, as discussed further below, control processes are applied to the fair values received from third-party valuation services to ensure the accuracy of these values.

Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation methodologies, which may utilize matrix pricing, financial models, accompanying model inputs and various assumptions, provide a single fair value measurement for individual securities. The inputs used by the valuation service providers include, but are not limited to, market prices from completed transactions for identical securities and transactions of comparable securities, benchmark yields, interest rate yield curves, credit spreads, currency rates, quoted prices for similar securities and other market-observable information, as applicable. If fair value is determined using financial models, these models generally take into account, among other things, market observable information as of the measurement date as well as the specific attributes of the security being valued, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security or issuer-specific information. When market transactions or other market observable data is limited, the extent to which judgment is applied in determining fair value is greatly increased.

We have control processes designed to ensure that the fair values received from third party valuation services are accurately recorded, that their data inputs and valuation techniques are appropriate and consistently applied and that the assumptions used appear reasonable and consistent with the objective of determining fair value. We assess the reasonableness of individual security values received from valuation service providers through various analytical techniques, and have procedures to escalate related questions internally and to the third party valuation services for

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

resolution. To assess the degree of pricing consensus among various valuation services for specific asset types, we have conducted comparisons of prices received from available sources. We have used these comparisons to establish a hierarchy for the fair values received from third party valuations services to be used for particular security classes. We also validate prices for selected securities through reviews by members of management who have relevant expertise and who are independent of those charged with executing investing transactions.

When our third-party valuation service providers are unable to obtain sufficient market observable information upon which to estimate the fair value for a particular security, fair value is determined either by requesting brokers who are knowledgeable about these securities to provide a price quote, which is generally non-binding, or by employing widely accepted valuation models. Broker prices may be based on an income approach, which converts expected future cash flows to a single present value amount, with specific consideration of inputs relevant to particular security types. For structured securities, such inputs may include ratings, collateral types, geographic concentrations, underlying loan vintages, loan delinquencies, and weighted average coupons and maturities. When the volume or level of market activity for a security is limited, certain inputs used to determine fair value may not be observable in the market. Broker prices may also be based on a market approach that considers recent transactions involving identical or similar securities. Fair values provided by brokers are subject to similar control processes to those noted above for fair values from third party valuation services, including management reviews. For those corporate debt instruments (for example, private placements) that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and non-transferability, and such adjustments generally are based on available market evidence. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of comparable securities, adjusted for illiquidity and structure. Fair values determined internally are also subject to management review in order to ensure that valuation models and related inputs are reasonable.

The methodology above is relevant for all fixed maturity securities including residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), collateralized debt obligations (CDO), other asset-backed securities (ABS) and fixed maturity securities issued by government sponsored entities and corporate entities.

Equity Securities Traded in Active Markets

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchange or dealer markets.

Other Invested Assets

We initially estimate the fair value of investments in certain hedge funds, private equity funds and other investment partnerships by reference to the transaction price. Subsequently, we generally obtain the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which are generally audited annually. We consider observable market data and perform certain control procedures to validate the appropriateness of using the net asset value as a fair value measurement. The fair values of other investments carried at fair value, such as direct private equity holdings, are initially determined based on transaction price and are subsequently estimated based on available evidence such as market transactions in similar instruments, other financing transactions of the issuer and other available financial information for the issuer, with adjustments made to reflect illiquidity as appropriate.

Short-term Investments

For short-term investments that are measured at fair value, the carrying values of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Separate Account Assets

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded over-the-counter (OTC). We generally value exchange-traded derivatives using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. We generally use similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

For certain OTC derivatives that trade in less liquid markets, where we generally do not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price may provide the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. We will update valuation inputs in these models only when corroborated by evidence such as similar market transactions, independent third-party valuation service providers and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Embedded Policy Derivatives

Certain variable annuity and equity index annuity and life contracts contain embedded policy derivatives that we bifurcate from the host contracts and account for separately at fair value, with changes in fair value recognized in earnings. These embedded derivatives are classified within policyholder contract deposits. We have concluded these contracts contain (i) written option guarantees on minimum accumulation value, (ii) a series of written options that guarantee withdrawals from the highest anniversary value within a specific period or for life, or (iii) equity-indexed written options that meet the criteria of derivatives that must be bifurcated.

The fair value of embedded policy derivatives contained in certain variable annuity and equity index annuity and life contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These cash flow estimates primarily include benefits and related fees assessed, when applicable, and incorporate expectations about policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on our historical experience.

With respect to embedded policy derivatives in our variable annuity contracts, because of the dynamic and complex nature of the expected cash flows, risk-neutral valuations are used. Estimating the underlying cash flows for these products involves judgments regarding expected market rates of return, market volatility, correlations of market variables to funds, fund performance, discount rates and policyholder behavior. The portion of fees attributable to the fair value of expected benefit payments are included within the fair value measurement of these embedded policy derivatives and related fees are classified in net realized gains (losses) as collected, consistent with other changes in the fair value of these embedded policy derivatives. Any additional fees not attributed to the embedded derivative are excluded from the fair value measurement and classified in policy fees as collected.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

With respect to embedded policy derivatives in our equity index annuity and life contracts, option pricing models are used to estimate fair value, taking into account assumptions for future equity index growth rates, volatility of the equity index, future interest rates, and determinations on adjusting the participation rate and the cap on equity-indexed credited rates in light of market conditions and policyholder behavior assumptions. These methodologies incorporate an explicit risk margin to take into consideration market participant estimates of projected cash flows and policyholder behavior.

We also incorporate our own risk of non-performance in the valuation of the embedded policy derivatives associated with variable annuity and equity index annuity and life contracts. Expected cash flows are discounted using the interest rate swap curve (swap curve), which is commonly viewed as being consistent with the credit spreads for highly-rated financial institutions (S&P AA-rated or above). A swap curve shows the fixed-rate leg of a non-complex swap against the floating rate (for example, LIBOR) leg of a related tenor. The non-performance risk adjustment reflects a market participant's view of our claims-paying ability by incorporating an additional spread to the swap curve used to value embedded policy derivatives.

Notes Payable

Certain VIEs that we consolidate have each elected the fair value option for a tranche of their structured securities (the Class X notes), which are included in notes payable - to affiliates, net. The fair value of the Class X notes is determined using a mark-to-model approach, discounting cash flows produced by an internally validated model. Cash flows are discounted based on current market spreads for U.S. collateralized loan obligations (CLOs), adjusted for structural specific attributes. The market spreads for U.S. CLOs include a spread premium to compensate for the complexity and perceived illiquidity of the Class X notes. The spread premium was derived on the respective issuance dates of the Class X notes, with reference to the issuance spread on tranches of structured securities issued by the same entities that were purchased by independent, non-affiliated third parties.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents information about assets and liabilities measured at fair value on a recurring basis, and indicates the level of the fair value measurement based on the observability of the inputs used:

December 31, 2014                                                                Counterparty    Cash
(in millions)                                            Level 1 Level 2 Level 3 Netting/(a)/ Collateral   Total
-------------                                            ------- ------- ------- ------------ ---------- --------
Assets:
Bonds available for sale:
   U.S. government and government sponsored entities     $    -- $   395 $    --    $  --       $  --    $    395
   Obligations of states, municipalities and political
     subdivisions                                             --   2,068     951       --          --       3,019
   Non-U.S. governments                                       --   2,887      --       --          --       2,887
   Corporate debt                                             --  69,416     959       --          --      70,375
   RMBS                                                       --   8,218   7,240       --          --      15,458
   CMBS                                                       --   3,411   1,294       --          --       4,705
   CDO/ABS                                                    --   2,329   3,575       --          --       5,904
                                                         ------- ------- -------    -----       -----    --------
Total bonds available for sale                                --  88,724  14,019       --          --     102,743
                                                         ------- ------- -------    -----       -----    --------
Other bond securities:
   U.S. government and government sponsored entities          --   1,135      --       --          --       1,135
   RMBS                                                       --     109     275       --          --         384
   CMBS                                                       --     105      48       --          --         153
   CDO/ABS                                                    --      31   1,231       --          --       1,262
                                                         ------- ------- -------    -----       -----    --------
Total other bond securities                                   --   1,380   1,554       --          --       2,934
                                                         ------- ------- -------    -----       -----    --------
Equity securities available for sale:
   Common stock                                                4       2       1       --          --           7
   Preferred stock                                            19      --      --       --          --          19
                                                         ------- ------- -------    -----       -----    --------
Total equity securities available for sale                    23       2       1       --          --          26
                                                         ------- ------- -------    -----       -----    --------
Other invested assets/(b)/                                     2   1,372   1,802       --          --       3,176
Short-term investments/(c)/                                  298     260      --       --          --         558
Investment in AIG                                              6      --      --       --          --           6
Derivative assets:
   Interest rate contracts                                     2     568      --       --          --         570
   Foreign exchange contracts/(d)/                            --     523      --       --          --         523
   Equity contracts                                           53       4      51       --          --         108
   Other contracts                                            --      --      13       --          --          13
   Counterparty netting and cash collateral                   --      --      --     (198)       (287)       (485)
                                                         ------- ------- -------    -----       -----    --------
Total derivative assets                                       55   1,095      64     (198)       (287)        729
                                                         ------- ------- -------    -----       -----    --------
Separate account assets                                   38,369   2,258      --       --          --      40,627
                                                         ------- ------- -------    -----       -----    --------
Total                                                    $38,753 $95,091 $17,440    $(198)      $(287)   $150,799
                                                         ======= ======= =======    =====       =====    ========
Liabilities:
Policyholder contract deposits/(e)/                      $    -- $   125 $ 1,216    $  --       $  --    $  1,341
Notes payable - to affiliates, net                            --      --     291       --          --         291
Derivative liabilities:
   Interest rate contracts                                    --     224      --       --          --         224
   Foreign exchange contracts                                 --     439      --       --          --         439
   Other contracts                                            --      --       7       --          --           7
   Counterparty netting and cash collateral                   --      --      --     (198)        (14)       (212)
                                                         ------- ------- -------    -----       -----    --------
Total derivative liabilities                                  --     663       7     (198)        (14)        458
                                                         ------- ------- -------    -----       -----    --------
Total                                                    $    -- $   788 $ 1,514    $(198)      $ (14)   $  2,090
                                                         ======= ======= =======    =====       =====    ========

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2013                                                          Counterparty    Cash
(in millions)                                      Level 1 Level 2 Level 3 Netting/(a)/ Collateral   Total
-----------------                                  ------- ------- ------- ------------ ---------- --------
Assets:
Bonds available for sale:
   U.S. government and government sponsored
     entities                                      $    -- $   374 $    --    $  --       $  --    $    374
   Obligations of states, municipalities and
     political subdivisions                             --   1,575     754       --          --       2,329
   Non-U.S. governments                                 --   2,347      --       --          --       2,347
   Corporate debt                                       --  68,335     724       --          --      69,059
   RMBS                                                 --   8,338   6,587       --          --      14,925
   CMBS                                                 --   1,668   2,448       --          --       4,116
   CDO/ABS                                              --   1,593   3,405       --          --       4,998
                                                   ------- ------- -------    -----       -----    --------
Total bonds available for sale                          --  84,230  13,918       --          --      98,148
                                                   ------- ------- -------    -----       -----    --------
Other bond securities:
   U.S. government and government sponsored
     entities                                           --     903      --       --          --         903
   RMBS                                                 --     119     213       --          --         332
   CMBS                                                 --      30     126       --          --         156
   CDO/ABS                                              --      30   1,031       --          --       1,061
                                                   ------- ------- -------    -----       -----    --------
Total other bond securities                             --   1,082   1,370       --          --       2,452
                                                   ------- ------- -------    -----       -----    --------
Equity securities available for sale:
   Common stock                                          7      --      --       --          --           7
   Preferred stock                                      --      22      --       --          --          22
                                                   ------- ------- -------    -----       -----    --------
Total equity securities available for sale               7      22      --       --          --          29
                                                   ------- ------- -------    -----       -----    --------
Other common and preferred stock                       538      --      --       --          --         538
Other invested assets/(b)/                               1     917   2,305       --          --       3,223
Short-term investments/(c)/                            215   2,520      --       --          --       2,735
Investment in AIG                                        5      --      --       --          --           5
Derivative assets:
   Interest rate contracts                               9     768      19       --          --         796
   Equity contracts                                    107      33      47       --          --         187
   Other contracts                                      --      --      10       --          --          10
   Counterparty netting and cash collateral             --      --      --     (108)       (378)       (486)
                                                   ------- ------- -------    -----       -----    --------
Total derivative assets                                116     801      76     (108)       (378)        507
                                                   ------- ------- -------    -----       -----    --------
Separate account assets                             34,018   1,683      --       --          --      35,701
                                                   ------- ------- -------    -----       -----    --------
Total                                              $34,900 $91,255 $17,669    $(108)      $(378)   $143,338
                                                   ======= ======= =======    =====       =====    ========
Liabilities:
Policyholder contract deposits/(e)/                $    -- $   120 $   247    $  --       $  --    $    367
Notes payable - to affiliates, net                      --      --     211       --          --         211
Derivative liabilities:
   Interest rate contracts                              --     652      13       --          --         665
   Counterparty netting and cash collateral             --      --      --     (108)        (23)       (131)
                                                   ------- ------- -------    -----       -----    --------
Total derivative liabilities                            --     652      13     (108)        (23)        534
                                                   ------- ------- -------    -----       -----    --------
Total                                              $    -- $   772 $   471    $(108)      $ (23)   $  1,112
                                                   ======= ======= =======    =====       =====    ========

(a)Represents netting of derivative exposures covered by qualifying master netting agreements.
(b)Amounts exclude other invested assets not carried at fair value on a recurring basis.
(c)Amounts exclude short-term investments that are carried at cost.
(d)In 2014, we reclassified cross-currency swaps from interest rate contracts to foreign exchange contracts. This change was applied prospectively.
(e)Amounts presented for policyholder contract deposits in the tables exclude those not measured at fair value on a recurring basis.

At December 31, 2014 and 2013, Level 3 assets were 9.8 percent and 10.3 percent of total assets, respectively, and Level 3 liabilities were 1.0 percent and 0.3 percent of total liabilities, respectively.

Transfers of Level 1 and Level 2 Assets and Liabilities

Our policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. In 2014, we transferred $13 million of preferred stock from Level 2 to Level 1. In 2013, we transferred $93 million of securities issued by the U.S. government and government-sponsored entities from Level 1 to Level 2. We had no significant transfers from Level 1 to Level 2 during 2014 and from Level 2 to Level 1 during 2013.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Changes in Level 3 Recurring Fair Value Measurements

The following tables present changes during 2014 and 2013 in Level 3 assets (liabilities) measured at fair value on a recurring basis, and the realized and unrealized gains (losses) related to the Level 3 assets (liabilities) in the Balance Sheets at December 31, 2014 and 2013:

                                                                                                            Changes in
                                                                                                            Unrealized
                                            Net                                                                Gains
                                          Realized                                                           (Losses)
                                            and                    Purchases,                               Included in
                                         Unrealized                  Sales,                                  Income on
                                 Fair      Gains                   Issuances                         Fair   Instruments
                                 Value    (Losses)      Other         and        Gross     Gross    Value     Held at
                               Beginning  Included  Comprehensive Settlements, Transfers Transfers  End of    End of
(in millions)                   of Year  in Income  Income (Loss)     Net         In        Out      Year      Year
-------------                  --------- ---------- ------------- ------------ --------- --------- -------  -----------
December 31, 2014
Assets:
Bonds available for sale:
   Obligations of states,
     municipalities and
     political subdivisions     $   754    $  (1)       $ 171        $  183     $   --    $  (156) $   951     $ --
   Corporate debt                   724        3           35          (236)       720       (287)     959       --
   RMBS                           6,587      422           78           197         11        (55)   7,240       --
   CMBS                           2,448       94           63           (69)        31     (1,273)   1,294       --
   CDO/ABS                        3,405       79           (2)          602        998     (1,507)   3,575       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Total bonds available for sale   13,918      597          345           677      1,760     (3,278)  14,019       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Other bond securities:
   RMBS                             213       15           --            47         --         --      275       11
   CMBS                             126       (2)          --            (1)        --        (75)      48        1
   CDO/ABS                        1,031       56           --           144         --         --    1,231       29
                                -------    -----        -----        ------     ------    -------  -------     ----
Total other bond securities       1,370       69           --           190         --        (75)   1,554       41
                                -------    -----        -----        ------     ------    -------  -------     ----
Equity securities available
  for sale:
   Common stock                      --       --           --            --          1         --        1       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Total equity securities
  available for sale                 --       --           --            --          1         --        1       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Other invested assets             2,305       25          (36)         (132)        49       (409)   1,802       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Total                           $17,593    $ 691        $ 309        $  735     $1,810    $(3,762) $17,376     $ 41
                                =======    =====        =====        ======     ======    =======  =======     ====
Liabilities:
Policyholder contract deposits  $  (247)   $(946)       $  --        $  (23)    $   --    $    --  $(1,216)    $ --
Notes payable - to
  affiliates, net                  (211)     (13)          --           (67)        --         --     (291)      --
Derivative assets
  (liabilities), net:
   Interest rate contracts            6        1           --            (7)        --         --       --       --
   Equity contracts                  47       14           --           (10)        --         --       51        9
   Other contracts                   10       58           --           (62)        --         --        6       56
                                -------    -----        -----        ------     ------    -------  -------     ----
Total                           $  (395)   $(886)       $  --        $ (169)    $   --    $    --  $(1,450)    $ 65
                                =======    =====        =====        ======     ======    =======  =======     ====
December 31, 2013
Assets:
Bonds available for sale:
   Obligations of states,
     municipalities and
     political subdivisions     $   633    $  11        $(123)       $  280     $   --    $   (47) $   754     $ --
   Corporate debt                 1,058        2            2          (321)       266       (283)     724       --
   RMBS                           4,957      355          258           997         20         --    6,587       --
   CMBS                           2,205       89          (21)          125         50         --    2,448       --
   CDO/ABS                        2,654       86           32           365        569       (301)   3,405       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Total bonds available for sale   11,507      543          148         1,446        905       (631)  13,918       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Other bond securities:
   RMBS                             127       10           --            76         --         --      213       14
   CMBS                              41       (1)          --            86         --         --      126        3
   CDO/ABS                          113       68           --           850         --         --    1,031       48
                                -------    -----        -----        ------     ------    -------  -------     ----
Total other bond securities         281       77           --         1,012         --         --    1,370       65
                                -------    -----        -----        ------     ------    -------  -------     ----
Equity securities available
  for sale:
   Common stock                       9       --           --            (9)        --         --       --       --
   Preferred stock                   26       --            2           (28)        --         --       --       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Total equity securities
  available for sale                 35       --            2           (37)        --         --       --       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Other invested assets             1,905      101           50           107        268       (126)   2,305       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Total                           $13,728    $ 721        $ 200        $2,528     $1,173    $  (757) $17,593     $ 65
                                =======    =====        =====        ======     ======    =======  =======     ====
Liabilities:
Policyholder contract deposits  $(1,040)   $ 609        $  (1)       $  185     $   --    $    --  $  (247)    $ --
Notes payable - to
  affiliates, net                    --      (12)           9          (208)        --         --     (211)     (12)
Derivative assets
  (liabilities), net:
   Interest rate contracts           (2)       7           --             1         --         --        6       --
   Equity contracts                  21       33           --            (7)        --         --       47       --
   Other contracts                    2       39           --           (31)        --         --       10       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Total                           $(1,019)   $ 676        $   8        $  (60)    $   --    $    --  $  (395)    $(12)
                                =======    =====        =====        ======     ======    =======  =======     ====

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Net realized and unrealized gains and losses included in income related to Level 3 assets and liabilities shown above were reported in the Statements of Income as follows:

                                                            Net
                                                          Realized
                                                  Net     Capital
                                        Policy Investment  Gains   Other
(in millions)                            Fees    Income   (Losses) Income Total
-------------                           ------ ---------- -------- ------ -----
December 31, 2014
   Bonds available for sale              $--      $610     $ (13)   $ --  $ 597
   Other bond securities                  --        69        --      --     69
   Other invested assets                  --        37       (12)     --     25
   Policyholder contract deposits         --        --      (946)     --   (946)
   Notes payable - to affiliates, net     --        --        --     (13)   (13)
   Derivative assets/liabilities, net     62        --        10      --     72
                                         ---      ----     -----    ----  -----
December 31, 2013
   Bonds available for sale              $--      $491     $  52    $ --  $ 543
   Other bond securities                  --        77        --      --     77
   Other invested assets                  --       122       (21)     --    101
   Policyholder contract deposits         --        --       617      --    617
   Notes payable - to affiliates, net     --        --        --     (12)   (12)
   Derivative assets/liabilities, net     --        39        40      --     79

The following table presents the gross components of purchases, sales, issues and settlements, net, shown above:

                                                                                                              Purchases,
                                                                                                                Sales,
                                                                                                              Issuances
                                                                                                                 and
                                                                                                             Settlements,
(in millions)                                                         Purchases Sales  Issuances Settlements     Net
-------------                                                         --------- -----  --------- ----------- ------------
December 31, 2014
Assets:
Bonds available for sale:
   Obligations of states, municipalities and political subdivisions    $  189   $  (4)   $ --      $    (2)     $ 183
   Corporate debt                                                          53      (3)     --         (286)      (236)
   RMBS                                                                 1,350    (105)     --       (1,048)       197
   CMBS                                                                   146    (100)     --         (115)       (69)
   CDO/ABS                                                              1,709     (38)     --       (1,069)       602
                                                                       ------   -----    ----      -------      -----
Total bonds available for sale                                          3,447    (250)     --       (2,520)       677
                                                                       ------   -----    ----      -------      -----
Other bond securities:
   RMBS                                                                    66      --      --          (19)        47
   CMBS                                                                    --      (5)     --            4         (1)
   CDO/ABS                                                                 --      --      --          144        144
                                                                       ------   -----    ----      -------      -----
Total other bond securities                                                66      (5)     --          129        190
                                                                       ------   -----    ----      -------      -----
Other invested assets                                                     242      --      --         (374)      (132)
                                                                       ------   -----    ----      -------      -----
Total assets                                                           $3,755   $(255)   $ --      $(2,765)     $ 735
                                                                       ======   =====    ====      =======      =====
Liabilities:
Policyholder contract deposits                                         $   --   $(145)   $ --      $   122      $ (23)
Notes payable - to affiliates, net                                         --      --     (67)          --        (67)
Derivative liabilities, net:
   Interest rate contracts                                                 --      --      --           (7)        (7)
   Equity contracts                                                        --      --      --          (10)       (10)
   Other contracts                                                         --      --      --          (62)       (62)
                                                                       ------   -----    ----      -------      -----
Total liabilities                                                      $   --   $(145)   $(67)     $    43      $(169)
                                                                       ======   =====    ====      =======      =====

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                                                                              Purchases,
                                                                                                                Sales,
                                                                                                              Issuances
                                                                                                                 and
                                                                                                             Settlements,
(in millions)                                                         Purchases Sales  Issuances Settlements     Net
-------------                                                         --------- -----  --------- ----------- ------------
December 31, 2013
Assets:
Bonds available for sale:
   U.S government and government
   Obligations of states, municipalities and political subdivisions    $  402   $(122)   $  --     $    --      $  280
   Corporate debt                                                         139      --       --        (460)       (321)
   RMBS                                                                 2,123    (167)      --        (959)        997
   CMBS                                                                   495    (203)      --        (167)        125
   CDO/ABS                                                              1,310    (121)      --        (824)        365
                                                                       ------   -----    -----     -------      ------
Total bonds available for sale                                          4,469    (613)      --      (2,410)      1,446
                                                                       ------   -----    -----     -------      ------
Other bond securities:
   RMBS                                                                   110      --       --         (34)         76
   CMBS                                                                    98      (8)      --          (4)         86
   CDO/ABS                                                                962      --       --        (112)        850
                                                                       ------   -----    -----     -------      ------
Total other bond securities                                             1,170      (8)      --        (150)      1,012
                                                                       ------   -----    -----     -------      ------
Equity securities available for sale:
   Common stock                                                            --      --       --          (9)         (9)
   Preferred stock                                                         --      --       --         (28)        (28)
                                                                       ------   -----    -----     -------      ------
Total equity securities available for sale                                 --      --       --         (37)        (37)
                                                                       ------   -----    -----     -------      ------
Other invested assets                                                     318      --       --        (211)        107
Derivative assets:
                                                                       ------   -----    -----     -------      ------
Total assets                                                           $5,957   $(621)   $  --     $(2,808)     $2,528
                                                                       ======   =====    =====     =======      ======
Liabilities:
Policyholder contract deposits                                         $   --   $ (25)   $  --     $   210      $  185
Notes payable - to affiliates, net                                         --      --     (208)         --        (208)
Derivative liabilities, net:
   Interest rate contracts                                                 --      --       --           1           1
   Equity contracts                                                        10      --       --         (17)         (7)
   Other contracts                                                         --      --       --         (31)        (31)
                                                                       ------   -----    -----     -------      ------
Total liabilities                                                      $   10   $ (25)   $(208)    $   163      $  (60)
                                                                       ======   =====    =====     =======      ======

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2014 and 2013 may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable (e.g., changes in unobservable long-dated volatilities) inputs.

Transfers of Level 3 Assets and Liabilities

We record transfers of assets and liabilities into or out of Level 3 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value.

During 2014 and 2013, transfers into Level 3 assets primarily included certain investments in private placement corporate debt, RMBS, CMBS, CDO/ABS, and investments in hedge funds and private equity funds.

..   The transfers of investments in RMBS, CMBS and CDO and certain ABS into
    Level 3 assets were due to decreases in market transparency and liquidity for individual security types.

..   Transfers of private placement corporate debt and certain ABS into Level 3 assets were primarily the result of limited market pricing information that required us to determine fair value for these securities based on inputs that are adjusted to better reflect our own assumptions regarding the characteristics of a specific security or associated market liquidity.

..   Certain investments in hedge funds were transferred into Level 3 as a result of limited market activity due to fund-imposed redemption restrictions.

..   Certain private equity fund investments were transferred into Level 3 due to these investments being carried at fair value and no longer being accounted for using the equity method of accounting.

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data. This may be due to a significant increase in market activity for the asset, a specific event, one

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

or more significant input(s) becoming observable or a long-term interest rate significant to a valuation becoming short-term and thus observable. In addition, transfers out of Level 3 assets also occur when investments are no longer carried at fair value as the result of a change in the applicable accounting methodology, given changes in the nature and extent of our ownership interest.

During 2014 and 2013, transfers out of Level 3 assets primarily related to certain investments in municipal securities, private placement corporate debt, CMBS, CDO/ABS and investments in hedge funds.

..   Transfers of certain investments in municipal securities, CMBS and CDO/ABS out of Level 3 assets were based on consideration of market liquidity as well as related transparency of pricing and associated observable inputs for these investments.

..   Transfers of certain investments in private placement corporate debt and certain ABS out of Level 3 assets were primarily the result of using observable pricing information that reflects the fair value of those securities without the need for adjustment based on our own assumptions regarding the characteristics of a specific security or the current liquidity in the market.

..   The removal or easing of fund-imposed redemption restrictions, as well as certain fund investments becoming subject to the equity method of accounting, resulted in the transfer of certain hedge fund and private equity investments out of Level 3 assets.

There were no significant transfers of derivative or other liabilities into or out of Level 3 during 2014 or 2013.

Quantitative Information about Level 3 Fair Value Measurements

The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments, and includes only those instruments for which information about the inputs is reasonably available to us, such as data from third-party valuation service providers and from internal valuation models. Because input information from third-parties with respect to certain Level 3 instruments (primarily CDO/ABS) may not be reasonably available to us, balances shown below may not equal total amounts reported for such Level 3 assets and liabilities:

                          Fair Value at
                          December 31,
(in millions)                 2014       Valuation Technique      Unobservable Input/(a)/     Range (Weighted Average )/(a)/
-------------             ------------- ---------------------- ------------------------------ -----------------------------
Assets:
Corporate debt               $  923     Discounted cash flow                           Yield       3.96% - 4.61% (4.28%)
RMBS                          7,295     Discounted cash flow   Constant prepayment rate/(b)/       0.64% - 9.69% (5.16%)
                                                                          Loss severity/(b)/    47.82% - 79.71% (63.77%)
                                                                  Constant default rate/(b)/       4.06% - 9.86% (6.96%)
                                                                                  Yield/(b)/       3.22% - 6.46% (4.84%)
CMBS                          1,280     Discounted cash flow                      Yield/(b)/       0.13% - 9.61% (4.87%)
CDO/ABS                       1,151     Discounted cash flow                           Yield       2.61% - 4.09% (3.35%)
-----------------------------------------------------------------------------------------------------------------------------
Liabilities:
Policyholder contract
  deposits:
   GMWB                      $  696     Discounted cash flows      Equity implied volatility              6.00% - 39.00%
                                                                             Base lapse rate              1.00% - 40.00%
                                                                          Dynamic lapse rate              0.20% - 60.00%
                                                                              Mortality rate              0.10% - 35.00%
                                                                            Utilization rate              0.50% - 30.00%
   Index annuities              250     Discounted cash flows                 Mortality rate              0.10% - 35.00%
                                                                                  Lapse rate              1.00% - 40.00%
   Index life                   255     Discounted cash flows      Equity implied volatility             10.00% - 25.00%
                                                                             Base lapse rate              2.00% - 19.00%
                                                                              Mortality rate              0.00% - 20.00%
-----------------------------------------------------------------------------------------------------------------------------

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                       Fair Value at
                       December 31,
(in millions)              2013       Valuation Technique      Unobservable Input/(a)/     Range (Weighted Average )/(a)/
-------------          ------------- ---------------------- ------------------------------ -----------------------------
Assets:
Corporate debt            $  360     Discounted cash flow                           Yield       3.48% - 9.44 (6.46%)
RMBS                       6,170     Discounted cash flow   Constant prepayment rate/(b)/     0.00% - 11.10% (5.37%)
                                                                       Loss severity/(b)/     44.40% 80.07% (62.24%)
                                                               Constant default rate/(b)/     4.26% - 12.00% (8.13%)
                                                                               Yield/(b)/      2.89% - 7.55% (5.22%)
CMBS                       2,396     Discounted cash flow                      Yield/(b)/     0.00% - 11.23% (5.39%)
--------------------------------------------------------------------------------------------------------------------------
Liabilities:
Policyholder contract
  deposits:
   GMWB                   $  (89)    Discounted cash flows      Equity implied volatility             6.00% - 39.00%
                                                                          Base lapse rate             1.00% - 40.00%
                                                                       Dynamic lapse rate             0.20% - 60.00%
                                                                           Mortality rate             0.10% - 35.00%
                                                                         Utilization rate             0.50% - 30.00%
   Index annuities           125     Discounted cash flows                 Mortality rate             0.10% - 35.00%
                                                                               Lapse rate             1.00% - 40.00%
   Index life                196     Discounted cash flows      Equity implied volatility            10.00% - 25.00%
                                                                          Base lapse rate             2.00% - 19.00%
                                                                           Mortality rate             0.00% - 20.00%
--------------------------------------------------------------------------------------------------------------------------
                                                                            Option budget
--------------------------------------------------------------------------------------------------------------------------

(a)The unobservable inputs and ranges for the constant prepayment rate, loss severity and constant default rate relate to each of the individual underlying mortgage loans that comprise the entire portfolio of securities in the RMBS and CDO securitization vehicles and not necessarily to the securitization vehicle bonds (tranches) purchased by us. The ranges of these inputs do not directly correlate to changes in the fair values of the tranches purchased by us because there are other factors relevant to the specific tranches owned by us including, but not limited to, purchase price, position in the waterfall, senior versus subordinated position and attachment points.
(b)Information received from independent third-party valuation service providers.

The ranges of reported inputs for Corporate debt, RMBS, CMBS and CDO/ABS valued using a discounted cash flow technique consist of plus/minus one standard deviation in either direction from the value-weighted average. The preceding table does not give effect to our risk management practices that might offset risks inherent in these investments.

Sensitivity to Changes in Unobservable Inputs

We consider unobservable inputs to be those for which market data is not available and that are developed using the best information available to us about the assumptions that market participants would use when pricing the asset or liability. Relevant inputs vary depending on the nature of the instrument being measured at fair value. The following is a general description of sensitivities of significant unobservable inputs along with interrelationships between and among the significant unobservable inputs and their impact on the fair value measurements. The effect of a change in a particular assumption in the sensitivity analysis below is considered independently of changes in any other assumptions. In practice, simultaneous changes in assumptions may not always have a linear effect on the inputs. Interrelationships may also exist between observable and unobservable inputs. Such relationships have not been included in the discussion below. For each of the individual relationships described below, the inverse relationship would also generally apply.

Corporate Debt

Corporate debt securities included in Level 3 are primarily private placement issuances that are not traded in active markets or that are subject to transfer restrictions. Fair value measurements consider illiquidity and non-transferability. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of publicly-traded debt of the issuer or other comparable securities, considering illiquidity and structure. The significant unobservable input used in the fair value

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

measurement of corporate debt is the yield. The yield is affected by the market movements in credit spreads and U.S. Treasury yields. In addition, the migration in credit quality of a given security generally has a corresponding effect on the fair value measurement of the securities. For example, a downward migration of credit quality would increase spreads. Holding U.S. Treasury rates constant, an increase in corporate credit spreads would decrease the fair value of corporate debt.

RMBS and Certain CDO/ABS

The significant unobservable inputs used in fair value measurements of RMBS and certain CDO/ABS valued by third-party valuation service providers are constant prepayment rates (CPR), loss severity, constant default rates (CDR), and yield. A change in the assumptions used for the probability of default will generally be accompanied by a corresponding change in the assumption used for the loss severity and an inverse change in the assumption used for prepayment rates. In general, increases in CPR, loss severity, CDR, and yield, in isolation, would result in a decrease in the fair value measurement. Changes in fair value based on variations in assumptions generally cannot be extrapolated because the relationship between the directional change of each input is not usually linear.

CMBS

The significant unobservable input used in fair value measurements for CMBS is the yield. Prepayment assumptions for each mortgage pool are factored into the yield. CMBS generally feature a lower degree of prepayment risk than RMBS because commercial mortgages generally contain a penalty for prepayment. In general, increases in the yield would decrease the fair value of CMBS.

Policyholder contract deposits

Embedded policy derivatives within policyholder contract deposits relate to guaranteed minimum withdrawal benefits (GMWB) within variable annuity products and certain enhancements to interest crediting rates based on market indices within equity index annuities and guaranteed investment contracts (GIC). GMWB represents our largest exposure of these embedded policy derivatives, although the carrying value of the liability fluctuates based on the performance of the equity markets and therefore, at a point in time, can be low relative to the exposure. The principal unobservable input used for GMWBs and embedded derivatives in equity-indexed annuities measured at fair value is equity implied volatility. For GMWBs, other significant unobservable inputs include base and dynamic lapse rates, mortality rates, and utilization rates. Lapse, mortality, and utilization rates may vary significantly depending upon age groups and duration. In general, increases in volatility and utilization rates will increase the fair value of the liability associated with GMWB, while increases in lapse rates and mortality rates will decrease the fair value of the liability. Significant unobservable inputs used in valuing embedded derivatives within GICs include long-term forward interest rates and foreign exchange rates. Generally, the embedded derivative liability for GICs will increase as interest rates decrease or if the U.S. dollar weakens compared to the euro.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Investments in Certain Entities Carried at Fair Value Using Net Asset Value per Share

The following table includes information related to our investments in certain other invested assets, including private equity funds, hedge funds and other alternative investments that calculate net asset value per share (or its equivalent). For these investments, which are measured at fair value on a recurring basis, we use the net asset value per share as a practical expedient to measure fair value.

                                                                             December 31, 2014       December 31, 2013
                                                                          ----------------------- -----------------------
                                                                          Fair Value              Fair Value
                                                                           Using Net               Using Net
                                                                             Asset                   Asset
                                                                           Value Per               Value Per
                                                                           Share (or               Share (or
                                                                              its      Unfunded       its      Unfunded
(in millions)                       Investment Category Includes          equivalent) Commitments equivalent) Commitments
-------------               --------------------------------------------- ----------- ----------- ----------- -----------
Investment Category
Private equity funds:
   Leveraged buyout         Debt and/or equity investments made as part
                            of a transaction in which assets of mature
                            companies are acquired from the current
                            shareholders, typically with the use of
                            financial leverage                              $  983       $155       $1,178       $185

   Real Estate /            Investments in real estate properties and
   Infrastructure           infrastructure positions, including power
                            plants and other energy generating facilities      100          5           93          9

   Venture capital          Early-stage, high-potential, growth
                            companies expected to generate a return
                            through an eventual realization event, such
                            as an initial public offering or sale of the
                            company                                             35          3           40          6

   Distressed               Securities of companies that are in default,
                            under bankruptcy protection, or troubled            78         28           91         16

   Other                    Includes multi-strategy and mezzanine
                            strategies                                          11         35            9         12
                                                                            ------       ----       ------       ----
Total private equity funds                                                   1,207        226        1,411        228
                                                                            ------       ----       ------       ----
Hedge funds:

   Event-driven             Securities of companies undergoing material
                            structural changes, including mergers,
                            acquisitions and other reorganizations             416         --          500          2

   Long-short               Securities that the manager believes are
                            undervalued, with corresponding short
                            positions to hedge market risk                     951          1          713         11

   Distressed               Securities of companies that are in default,
                            under bankruptcy protection or troubled            413          3          405         11

   Emerging markets         Investments in the financial markets of
                            developing countries                                56         --           64         --

   Other                    Includes multi-strategy and other strategies       119         --           77         --
                                                                            ------       ----       ------       ----
Total hedge funds                                                            1,955          4        1,759         24
                                                                            ------       ----       ------       ----
Total                                                                       $3,162       $230       $3,170       $252
                                                                            ======       ====       ======       ====

Private equity fund investments included above are not redeemable, as distributions from the funds will be received when underlying investments of the funds are liquidated. Private equity funds are generally expected to have 10-year lives at their inception, but these lives may be extended at the fund manager's discretion, typically in one or two-year increments.

The hedge fund investments included above may be redeemable monthly, quarterly, semi-annually and annually, as shown below, with redemption notices ranging from one day to 180 days. Certain hedge fund investments are currently not redeemable, either in whole or in part, because such investments include various contractual restrictions. The majority of these contractual restrictions, which may have been put in place at a fund's inception or thereafter, have pre-defined end dates and are generally expected to be lifted by the end of 2015. The fund investments for which redemption is restricted only in part generally relate to certain hedge funds that hold at least one investment that the fund manager deems to be illiquid.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents information regarding the expected remaining lives of our investments in private equity funds, assuming average original expected lives of 10 years for the funds, and information regarding redemptions and contractual restrictions related to our hedge fund investments:

December 31,                                                                          2014
------------                                                                          ----
Percentage of private equity fund investments with remaining lives of:
   Less than three years                                                               82%
   Three to seven years                                                                15
   Seven to 10 years                                                                    3
                                                                                      ---
       Total                                                                          100%
                                                                                      ===
Percentage of hedge fund investments redeemable:
   Monthly                                                                              9%
   Quarterly                                                                           38
   Semi-annually                                                                       11
   Annually                                                                            42
                                                                                      ---
       Total                                                                          100%
                                                                                      ===
Percentage of hedge fund investments' fair value subject to contractual restrictions   40%
                                                                                      ===

Fair Value Option

Under the fair value option, we may elect to measure at fair value financial assets and financial liabilities that are not otherwise required to be measured at fair value. Subsequent changes in fair value for designated items are reported in earnings. We elect the fair value option for certain hybrid securities given the complexity of bifurcating the economic components associated with the embedded derivatives.

Additionally, beginning in the third quarter of 2012, we elected the fair value option for investments in certain private equity funds, hedge funds and other alternative investments when such investments are eligible for this election. We believe this measurement basis is consistent with the applicable accounting guidance used by the respective investment company funds themselves.

See Note 4 for additional information.

Certain VIEs, which are securitization vehicles that we consolidate, have elected the fair value option for a tranche of their structured securities, referred to herein as the Class X notes, which are included in notes payable - to affiliates, net.

See Notes 9 and 17 for additional information on these VIEs, which are securitization vehicles.

The following table presents the difference between fair values and the aggregate contractual principal amounts of notes payable for which the fair value option was elected:

                                       December 31, 2014                 December 31, 2013
                               --------------------------------  --------------------------------
                                          Outstanding                       Outstanding
                                           Principal                         Principal
(in millions)                  Fair Value   Amount    Difference Fair Value   Amount    Difference
-------------                  ---------- ----------- ---------- ---------- ----------- ----------
Liabilities:
   Notes payable - to
     affiliates, net              $291       $760       $(469)      $211       $580       $(369)

In 2011, we assumed GIC liabilities, which are reported in policyholder contract deposits on the Balance Sheets, from an affiliate, AIG Matched Funding Corp. (AIGMFC). AIGMFC had elected the fair value option for these GIC liabilities and we have maintained this election. The change in the value of each of the GIC liabilities is partially offset by a swap used to economically hedge the changes in the fair value of the GICs. See Note 17 for additional information on the GIC assumption and the related swaps.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the gains or losses recorded related to the eligible instruments for which the fair value option was elected:

                                                              Gain (Loss)
    Years Ended December 31,                               ----------------
    (in millions)                                          2014  2013  2012
    -------------                                          ----  ----  ----
    Assets:
       Other bond securities - certain hybrid securities   $368  $(58) $206
       Other bond securities - ML II interest                --    --   177
       Other invested assets                                100   194     5
                                                           ----  ----  ----
    Liabilities:
       Policyholder contract deposits                        15   (17)   (3)
       Notes payable - to affiliates, net                   (13)  (12)   --
                                                           ----  ----  ----
    Total gain                                             $470  $107  $385
                                                           ====  ====  ====

Interest income, dividend income and net unrealized gains (losses) on assets measured under the fair value option are recognized and included in net investment income in the Statements of Income. Interest on liabilities measured under the fair value option is recognized in other income in the Statements of Income.

See Note 4 herein for additional information about our policies for recognition, measurement, and disclosure of interest, dividend and other income.

FAIR VALUE MEASUREMENTS ON A NON-RECURRING BASIS

We measure the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include cost and equity-method investments and mortgage and other loans.

See Note 4 herein for additional information about how we test various asset classes for impairment.

The following table presents assets measured at fair value on a non-recurring basis at the time of impairment and the related impairment charges recorded during the periods presented:

                                   Assets at Fair Value      Impairment Charges
                               ----------------------------- ------------------
                                    Non-Recurring Basis       December 31,
                               ----------------------------- ------------------
    (in millions)              Level 1 Level 2 Level 3 Total 2014   2013  2012
    -------------              ------- ------- ------- ----- ----   ----  ----
    December 31, 2014
       Other invested assets     $--     $--    $  2   $  2   $2    $19   $--

    December 31, 2013
       Other invested assets     $--     $--    $435   $435

FAIR VALUE INFORMATION ABOUT FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR VALUE

Information regarding the estimation of fair value for financial instruments not carried at fair value (excluding insurance contracts) is discussed below.

..   Mortgage and other loans receivable: Fair values of loans on real estate and other loans receivable were estimated for disclosure purposes using discounted cash flow calculations based on discount rates that we believe market participants would use in determining the price that they would pay for such assets. For certain loans, our current incremental lending rates for similar types of loans are used as the discount rates, because we believe this rate approximates the rates market participants would use. The fair values of policy loans are generally estimated based on unpaid principal amount as of each reporting date or, in some cases, based on the present value of the loans using a discounted cash flow model. No consideration is given to credit risk because policy loans are effectively collateralized by the cash surrender value of the policies.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


..   Other invested assets: The majority of other invested assets that are not measured at fair value represent investments in hedge funds, private equity funds and other investment partnerships for which we use the equity method of accounting. The fair value of our investment in these funds is measured based on our share of the funds' reported net asset value.

..   Cash and short-term investments: The carrying amounts of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

..   Policyholder contract deposits associated with investment-type contracts:
    Fair values for policyholder contract deposits associated with investment-type contracts not accounted for at fair value were estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those of the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rate (if available) or current risk-free interest rate consistent with the currency in which the cash flows are denominated. To determine fair value, other factors include current policyholder account values and related surrender charges and other assumptions include expectations about policyholder behavior and an appropriate risk margin.

..   Notes Payable: Fair values of these obligations were estimated based on discounted cash flow calculations using a discount rate that is indicative of the current market for securities with similar risk characteristics.

The following table presents the carrying values and estimated fair values of our financial instruments not measured at fair value and indicates the level in the fair value hierarchy of the estimated fair value measurement based on the observability of the inputs used:

                                                 Estimated Fair Value
                                            ------------------------------- Carrying
(in millions)                               Level 1 Level 2 Level 3  Total   Value
-------------                               ------- ------- ------- ------- --------
December 31, 2014
Assets:
   Mortgage and other loans receivable       $ --   $   --  $12,614 $12,614 $11,812
   Other invested assets                       --       14       --      14      14
   Short-term investments                      --      823       --     823     823
   Cash                                       277       --       --     277     277
Liabilities:
   Policyholder contract deposits/(a)/         --      224   61,771  61,995  56,951
   Note payable - to affiliates, net/(b)/      --       --      363     363     367
   Note payable - to third parties, net        --       --      626     626     627
                                             ----   ------  ------- ------- -------
December 31, 2013
Assets:
   Mortgage and other loans receivable       $ --   $   75  $10,562 $10,637 $10,085
   Other invested assets                       --       22       --      22      22
   Short-term investments                      --    1,161       --   1,161   1,161
   Cash                                       202       --       --     202     202
Liabilities:
   Policyholder contract deposits/(a)/         --      185   59,505  59,690  55,476
   Note payable - to affiliates, net/(b)/      --       --       46      46      49
   Note payable - to third parties, net        --       --      377     377     378
                                             ----   ------  ------- ------- -------

(a)Excludes embedded policy derivatives which are carried at fair value on a recurring basis.
(b)Excludes notes for which the fair value option has been elected.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


4. INVESTMENTS

Fixed Maturity and Equity Securities

Bonds held to maturity are carried at amortized cost when we have the ability and positive intent to hold these securities until maturity. When we do not have the ability or positive intent to hold bonds until maturity, these securities are classified as available for sale and are measured at fair value at our election. None of our fixed maturity securities met the criteria for held to maturity classification at December 31, 2014 or 2013.

Fixed maturity and equity securities classified as available-for-sale are carried at fair value. Unrealized gains and losses from available for sale investments in fixed maturity and equity securities are reported as a separate component of accumulated other comprehensive income (AOCI), net of DAC, deferred sales inducements and deferred income taxes, in shareholder's equity. Realized and unrealized gains and losses from fixed maturity and equity securities that are measured at fair value under the fair value option are reflected in net investment income. Investments in fixed maturity and equity securities are recorded on a trade-date basis.

Premiums and discounts arising from the purchase of bonds classified as available for sale are treated as yield adjustments over their estimated holding periods, until maturity, or call date, if applicable. For investments in certain RMBS, CMBS, CDO and ABS, (collectively, structured securities), recognized yields are updated based on current information regarding the timing and amount of expected undiscounted future cash flows. For high credit quality structured securities, effective yields are recalculated based on actual payments received and updated prepayment expectations, and the amortized cost is adjusted to the amount that would have existed had the new effective yield been applied since acquisition with a corresponding charge or credit to net investment income. For structured securities that are not high credit quality, effective yields are recalculated and adjusted prospectively based on changes in expected undiscounted future cash flows. For purchased credit impaired (PCI) securities, at acquisition, the difference between the undiscounted expected future cash flows and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over the securities' remaining lives on a level yield basis. Subsequently, effective yields recognized on PCI securities are recalculated and adjusted prospectively to reflect changes in the contractual benchmark interest rates on variable rate securities and any significant increases in undiscounted expected future cash flows arising due to reasons other than interest rate changes.

Other Bond Securities and Other Common and Preferred Stock

Securities for which we have elected the fair value option are carried at fair value and reported in other bond securities or other common and preferred stocks in the Balance Sheets. Changes in fair value of these assets are reported in net investment income. Interest income and dividend income on assets measured under the fair value option are recognized and included in net investment income.

See Note 3 for additional information on financial assets designated under the fair value option.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Securities Available for Sale

The following table presents the amortized cost or cost and fair value of our available for sale securities:

                                                                                                                 Other-Than-
                                                                      Amortized   Gross      Gross                Temporary
                                                                       Cost or  Unrealized Unrealized            Impairments
(in millions)                                                           Cost      Gains      Losses   Fair Value in AOCI/(a)/
-------------                                                         --------- ---------- ---------- ---------- -----------
December 31, 2014
Bonds available for sale:
   U.S. government and government sponsored entities                   $   333    $   63    $    (1)   $    395    $   --
   Obligations of states, municipalities and political subdivisions      2,699       325         (5)      3,019         2
   Non-U.S. governments                                                  2,782       167        (62)      2,887        --
   Corporate debt                                                       64,605     6,412       (642)     70,375        37
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                             14,169     1,433       (144)     15,458       739
       CMBS                                                              4,226       488         (9)      4,705       232
       CDO/ABS                                                           5,745       197        (38)      5,904         6
                                                                       -------    ------    -------    --------    ------
   Total mortgage-backed, asset-backed and collateralized               24,140     2,118       (191)     26,067       977
                                                                       -------    ------    -------    --------    ------
Total bonds available for sale/(b)/                                     94,559     9,085       (901)    102,743     1,016
                                                                       -------    ------    -------    --------    ------
Equity securities available for sale:
   Common stock                                                              3         4         --           7        --
   Preferred stock                                                          16         3         --          19        --
                                                                       -------    ------    -------    --------    ------
Total equity securities available for sale                                  19         7         --          26        --
                                                                       -------    ------    -------    --------    ------
Investment in AIG                                                            9         3         (6)          6        --
                                                                       -------    ------    -------    --------    ------
Total                                                                  $94,587    $9,095    $  (907)   $102,775    $1,016
                                                                       =======    ======    =======    ========    ======
December 31, 2013
Bonds available for sale:
   U.S. government and government sponsored entities                   $   343    $   46    $   (15)   $    374    $   --
   Obligations of states, municipalities and political subdivisions      2,432        53       (156)      2,329         2
   Non-U.S. governments                                                  2,426        95       (174)      2,347        --
   Corporate debt                                                       66,412     4,459     (1,812)     69,059        44
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                             13,975     1,223       (273)     14,925       657
       CMBS                                                              3,760       419        (63)      4,116       235
       CDO/ABS                                                           4,853       188        (43)      4,998        16
                                                                       -------    ------    -------    --------    ------
   Total mortgage-backed, asset-backed and collateralized               22,588     1,830       (379)     24,039       908
                                                                       -------    ------    -------    --------    ------
Total bonds available for sale/(b)/                                     94,201     6,483     (2,536)     98,148       954
                                                                       -------    ------    -------    --------    ------
Equity securities available for sale:
       Common stock                                                          5         2         --           7        --
       Preferred stock                                                      18         4         --          22        --
                                                                       -------    ------    -------    --------    ------
Total equity securities available for sale                                  23         6         --          29        --
                                                                       -------    ------    -------    --------    ------
Investment in AIG                                                            9         2         (6)          5        --
                                                                       -------    ------    -------    --------    ------
Total                                                                  $94,233    $6,491    $(2,542)   $ 98,182    $  954
                                                                       =======    ======    =======    ========    ======

(a)Represents the amount of other-than-temporary impairment losses recognized in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.
(b)At December 31, 2014 and 2013, bonds available for sale held by us that were below investment grade or not rated totaled $15.3 billion and $14.5 billion, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Securities Available for Sale in a Loss Position

The following table summarizes the fair value and gross unrealized losses on our available for sale securities, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

                                                    Less than 12 Months    12 Months or More           Total
-                                                  --------------------- --------------------- ---------------------
                                                                Gross                 Gross                 Gross
                                                              Unrealized            Unrealized            Unrealized
(in millions)                                      Fair Value   Losses   Fair Value   Losses   Fair Value   Losses
-------------                                      ---------- ---------- ---------- ---------- ---------- ----------
December 31, 2014
Bonds available for sale:
   U.S. government and government sponsored
     entities                                       $    --     $   --     $   24      $  1     $    24     $    1
   Obligations of states, municipalities and
     political subdivisions                              47          1        171         4         218          5
   Non-U.S. governments                                 357         14        607        48         964         62
   Corporate debt                                     5,476        247      6,447       395      11,923        642
   RMBS                                               1,664         42      1,879       102       3,543        144
   CMBS                                                  53         --        331         9         384          9
   CDO/ABS                                            1,742         16        399        22       2,141         38
                                                    -------     ------     ------      ----     -------     ------
Total bonds available for sale                        9,339        320      9,858       581      19,197        901
                                                    -------     ------     ------      ----     -------     ------
Investment in AIG                                        --         --          6         6           6          6
                                                    -------     ------     ------      ----     -------     ------
Total                                               $ 9,339     $  320     $9,864      $587     $19,203     $  907
                                                    =======     ======     ======      ====     =======     ======
December 31, 2013
Bonds available for sale:
   U.S. government and government sponsored
     entities                                       $    62     $   13     $    7      $  2     $    69     $   15
   Obligations of states, municipalities and
     political subdivisions                           1,553        136         97        20       1,650        156
   Non-U.S. governments                               1,049        104        312        70       1,361        174
   Corporate debt                                    20,214      1,368      3,119       444      23,333      1,812
   RMBS                                               3,788        186        712        87       4,500        273
   CMBS                                                 827         38        167        25         994         63
   CDO/ABS                                            1,016         18        373        25       1,389         43
                                                    -------     ------     ------      ----     -------     ------
Total bonds available for sale                       28,509      1,863      4,787       673      33,296      2,536
                                                    -------     ------     ------      ----     -------     ------
Investment in AIG                                        --         --          5         6           5          6
                                                    -------     ------     ------      ----     -------     ------
Total                                               $28,509     $1,863     $4,792      $679     $33,301     $2,542
                                                    =======     ======     ======      ====     =======     ======

As of December 31, 2014, we held 2,239 individual fixed maturity and equity securities that were in an unrealized loss position, of which 1,045 individual securities were in a continuous unrealized loss position for longer than 12 months. We did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2014, because we neither intend to sell the securities nor do we believe that it is more likely than not that we will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines in value, we performed fundamental credit analysis on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

Contractual Maturities of Fixed Maturity Securities Available for Sale

The following table presents the amortized cost and fair value of fixed maturity securities available for sale by contractual maturity:

                                                  Total Fixed Maturity Securities Fixed Maturity Securities in a Loss
                                                     Available for Sale           Position Available for Sale
-                                                 ------------------------------- -----------------------------------
(in millions)                                     Amortized Cost    Fair Value    Amortized Cost      Fair Value
-------------                                     --------------    ----------    --------------      ----------
December 31, 2014
Due in one year or less                              $ 1,793         $  1,843        $    93           $    91
Due after one year through five years                 11,957           12,911          1,303             1,261
Due after five years through ten years                24,485           25,760          5,693             5,459
Due after ten years                                   32,184           36,162          6,750             6,318
Mortgage-backed, asset-backed and collateralized      24,140           26,067          6,259             6,068
                                                     -------         --------        -------           -------
Total                                                $94,559         $102,743        $20,098           $19,197
                                                     =======         ========        =======           =======

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Our investments at December 31, 2014 or 2013 did not include any investments in a single issuer that exceeded 10 percent of our shareholder's equity.

The following table presents the gross realized gains and gross realized losses from sales or maturities of our available for sale securities:

                                         Years Ended December 31,
                           -----------------------------------------------------
                                 2014              2013              2012
                           ----------------- ----------------- -----------------
                            Gross    Gross    Gross    Gross    Gross    Gross
                           Realized Realized Realized Realized Realized Realized
(in millions)               Gains    Losses   Gains    Losses   Gains    Losses
-------------              -------- -------- -------- -------- -------- --------
Fixed maturity securities    $259     $49     $1,863    $76     $1,598    $92
Equity securities               5      --         28     --         31      6
                             ----     ---     ------    ---     ------    ---
Total                        $264     $49     $1,891    $76     $1,629    $98
                             ====     ===     ======    ===     ======    ===

In 2014, 2013, and 2012, the aggregate fair value of available for sale fixed maturity and equity securities sold was $6.1 billion, $22.5 billion and $11.8 billion, respectively.

Other Securities Measured at Fair Value

The following table presents the fair value of other securities measured at fair value at our election of the fair value option:

                                                   December 31, 2014 December 31, 2013
                                                   ----------------  ----------------
                                                            Percent           Percent
                                                   Fair       of     Fair       of
(in millions)                                      Value     Total   Value     Total
-------------                                       ------  -------   ------  -------
U.S. government and government sponsored entities  $1,135      39%   $  903      30%
Mortgage-backed, asset-backed and collateralized:
   RMBS                                               384      13       332      11
   CMBS                                               153       5       156       5
   CDO/ABS                                          1,262      43     1,061      36
                                                    ------    ---     ------    ---
Total fixed maturities                              2,934     100     2,452      82
Other common and preferred stock                       --      --       538      18
                                                    ------    ---     ------    ---
Total                                              $2,934     100%   $2,990     100%
                                                    ======    ===     ======    ===

Other Invested Assets

The following table summarizes the carrying values of other invested assets:

                                                       December 31,
                                                       -------------
           (in millions)                                2014   2013
           -------------                               ------ ------
           Alternative investments/(a)/                $6,722 $7,047
           Investment real estate/(b)/                    346    443
           Federal Home Loan Bank (FHLB) common stock      14     22
                                                       ------ ------
           Total                                       $7,082 $7,512
                                                       ====== ======

(a)Includes hedge funds, private equity funds, affordable housing partnerships and other investment partnerships.
(b)Net of accumulated depreciation of $148 million and $181 million at December 31, 2014 and 2013, respectively.

Other Invested Assets Carried at Fair Value

Certain hedge funds, private equity funds, affordable housing partnerships and other investment partnerships for which we have elected the fair value option are reported at fair value with changes in fair value recognized in net investment income. Other investments in hedge funds, private equity funds, affordable housing partnerships and other investment partnerships in which AIG's insurance operations do not hold aggregate interests sufficient to exercise more than minor influence over the respective partnerships are reported at fair value with changes in fair value recognized as a component of accumulated other comprehensive income. These investments are subject to other-than-temporary impairment evaluations (see discussion below on evaluating equity investments for other-than-temporary impairment).

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The gross unrealized loss recorded in Accumulated other comprehensive income on such investments was $26 million and $8 million at December 31, 2014 and 2013, respectively, the majority of which pertains to investments in private equity funds and hedge funds that have been in continuous unrealized loss positions for less than 12 months.

Other Invested Assets - Equity Method Investments

We account for hedge funds, private equity funds, affordable housing partnerships and other investment partnerships using the equity method of accounting unless AIG's interest is so minor that AIG may have virtually no influence over partnership operating and financial policies, or we have elected the fair value option. Under the equity method of accounting, the carrying value generally is our share of the net asset value of the funds or the partnerships, and changes in our share of the net asset values are recorded in net investment income. In applying the equity method of accounting, we consistently use the most recently available financial information provided by the general partner or manager of each of these investments, which is one to three months prior to the end of our reporting period. The financial statements of these investees are generally audited annually.

Other Investments

Real estate is classified as held for investment or held for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Properties acquired through foreclosure and held for sale are carried at the lower of carrying amount or fair value less estimated costs to sell the property.

We are members of the FHLB of Dallas and such membership requires members to own stock in the FHLB. Our FHLB stock is carried at amortized cost, which approximates fair value, and is included in other invested assets.

Other invested assets also include mutual funds, which consist of seed money for mutual funds and investments in retail mutual funds used as investment vehicles for our variable annuity separate accounts, and are carried at market value.

Aircraft

Aircraft owned by the Aircraft Trusts were recorded at cost (adjusted for impairment charges), net of accumulated depreciation. Depreciation was generally computed on a straight-line to a residual value of approximately 15 percent of the cost of the asset over its estimated useful life of 25 years. Certain major additions and modifications to aircraft may have been capitalized. The residual value estimates were reviewed periodically to ensure continued appropriateness. Aircraft were periodically reviewed for impairment and impairment losses recorded when the estimate of undiscounted future cash flows expected to be generated by the aircraft was less than its carrying value. See Notes 9 for additional information.

Short-Term Investments

Short-term investments include interest-bearing money market funds, investment pools, and other investments with original maturities within one year from the date of purchase.

Net Investment Income

Net investment income represents income primarily from the following sources:

..   Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

..   Dividend income from common and preferred stock and distributions from other investments, including distributions from private equity funds and hedge funds that are not accounted for under the equity method.

..   Realized and unrealized gains and losses from investments in other securities and investments for which we elected the fair value option.

..   Earnings from private equity funds and hedge fund investments accounted for under the equity method.

..   Interest income on mortgage, policy and other loans.

The following table presents the components of net investment income:

                                                             Years Ended December 31,
                                                             ----------------------
(in millions)                                                 2014      2013    2012
-------------                                                ------    ------  ------
Fixed maturity securities, including short-term investments  $5,686    $5,275  $5,792
Equity securities                                               (51)      (20)     67
Interest on mortgage and other loans                            645       626     628
Investment real estate                                           61        79      73
Other invested assets                                           778       919     650
Securities lending                                                1         3       2
Other investments                                                69        52      12
                                                             ------    ------  ------
Total investment income                                       7,189     6,934   7,224
Investment expenses                                             247       242     223
                                                             ------    ------  ------
Net investment income                                        $6,942    $6,692  $7,001
                                                             ======    ======  ======

The carrying value of investments that produced no investment income during 2014 was $109 million, which is less than less than 0.1 percent of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on our results of operations and financial position.

Net Realized Capital Gains and Losses

Net realized capital gains and losses are determined by specific identification. The net realized capital gains and losses are generated primarily from the following sources:

..   Sales of available for sale fixed maturity and equity securities, real estate, investments in private equity funds and hedge funds and other types of investments.

..   Reductions to the cost basis of available for sale fixed maturity and equity securities and certain other invested assets for other-than-temporary impairments.

..   Changes in fair value of derivatives except for those instruments that are designated as hedging instruments when the change in the fair value of the hedged item is not reported in net realized capital gains and losses.

..   Exchange gains and losses resulting from foreign currency transactions.

The following table presents the components of net realized capital gains (losses):

                                               Years Ended December 31,
                                               ---------------------
          (in millions)                         2014     2013    2012
          -------------                        -----    ------  ------
          Sales of fixed maturity securities   $ 210    $1,787  $1,506
          Sales of equity securities               5        28      25
          Mortgage and other loans               (46)      (57)     73
          Investment real estate                 116        73      12
          Other invested assets                   51         2     (12)
          Derivatives                           (432)      340    (509)
          Other                                  148       (30)    (45)
          Other-than-temporary impairments      (119)     (127)   (379)
                                               -----    ------  ------
          Net realized capital (losses) gains  $ (67)   $2,016  $  671
                                               =====    ======  ======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Evaluating Investments for Other-Than-Temporary Impairments

Fixed Maturity Securities

If we intend to sell a fixed maturity security or it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized capital losses. When assessing our intent to sell a fixed maturity security, or whether it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition our investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

For fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recovery value with a corresponding charge to realized capital losses. The estimated recovery value is the present value of cash flows expected to be collected, as determined by management. The difference between fair value and amortized cost that is not related to a credit impairment is recognized in unrealized appreciation (depreciation) of fixed maturity securities on which other-than-temporary credit impairments were taken (a component of accumulated other comprehensive income).

When estimating future cash flows for structured fixed maturity securities (e.g., RMBS, CMBS, CDO, ABS), management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

..   Current delinquency rates;

..   Expected default rates and the timing of such defaults;

..   Loss severity and the timing of any recovery; and

..   Expected prepayment speeds.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recovery value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recovery value other than the fair value, the determination of a recovery value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macroeconomic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

Management considers severe price declines in its assessment of potential credit impairments. We may also modify model inputs when management determines that price movements in certain sectors are indicative of factors not captured by the cash flow models.

In periods subsequent to the recognition of an other-than-temporary impairment charge for available for sale fixed maturity securities that is not foreign exchange related, we prospectively accrete into earnings the difference between the new amortized cost and the expected undiscounted recovery value over the remaining expected holding period of the security.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Credit Impairments

The following table presents a rollforward of the cumulative credit losses in other-than-temporary impairments recognized in earnings for available for sale fixed maturity securities:

                                                                                     Years Ended December 31,
                                                                                     ----------------------
(in millions)                                                                         2014     2013    2012
-------------                                                                        ------   ------  ------
Balance, beginning of year                                                           $1,585   $2,126  $2,775
   Increases due to:
       Credit impairments on new securities subject to impairment losses                 22       15      96
       Additional credit impairments on previously impaired securities                   40       31     194
   Reductions due to:
       Credit impaired securities fully disposed for which there was no prior
         intent or requirement to sell                                                 (153)    (184)   (520)
       Credit impaired securities for which there is a current intent or
         anticipated requirement to sell                                               (170)      --      --
       Accretion on securities previously impaired due to credit/*/                      --     (403)   (422)
   Other                                                                                 --       --       3
                                                                                     ------   ------  ------
Balance, end of year                                                                 $1,324   $1,585  $2,126
                                                                                     ======   ======  ======

* Represents both accretion recognized due to changes in cash flows expected to be collected over the remaining expected term of the credit impaired securities and the accretion due to the passage of time.

Equity Securities

We evaluate our available for sale equity securities, equity method and cost method investments for impairment by considering such securities as candidates for other-than-temporary impairment if they meet any of the following criteria:

..   The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

..   A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court-supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

..   We have concluded that it may not realize a full recovery on its investment, regardless of the occurrence of one of the foregoing events.

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. In addition to the above criteria, management also considers circumstances of a rapid and severe market valuation decline (50 percent or more discounts to cost), in which we could not reasonably assert that the impairment period would be temporary (severity losses).

Other Invested Assets

Investments in private equity funds and hedge funds are evaluated for impairment in a manner similar to the evaluation of equity securities for impairments as discussed above. This evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these private equity funds and hedge funds and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

Investments in real estate are periodically evaluated for recoverability whenever changes in circumstances indicate the carrying amount of an asset may be impaired. When impairment indicators are present, we compare expected investment cash flows to carrying value. When the expected cash flows are less than the carrying value, the investments are written down to fair value with a corresponding charge to earnings.

Purchased Credit Impaired Securities

We purchase certain RMBS securities that have experienced deterioration in credit quality since their issuance. We determined, based on our expectations as to the timing and amount of cash flows expected to be received, that it was

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

probable at the date of acquisition that we would not collect all contractually required payments for these PCI securities, including both principal and interest after considering the effects of prepayments. At acquisition, the timing and amount of the undiscounted future cash flows expected to be received on each PCI security was determined based on our best estimate using key assumptions, such as interest rates, default rates and prepayment speeds. At acquisition, the difference between the undiscounted expected future cash flows of the PCI securities and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over their remaining lives on a level-yield basis. Additionally, the difference between the contractually required payments on the PCI securities and the undiscounted expected future cash flows represents the non-accretable difference at acquisition. The accretable yield and the non-accretable difference will change over time, based on actual payments received and changes in estimates of undiscounted expected future cash flows, which are discussed further below.

On a quarterly basis, the undiscounted expected future cash flows associated with PCI securities are re-evaluated based on updates to key assumptions. Declines in undiscounted expected future cash flows due to further credit deterioration as well as changes in the expected timing of the cash flows can result in the recognition of an other-than-temporary impairment charge, as PCI securities are subject to our policy for evaluating investments for other-than-temporary impairment. Changes to undiscounted expected future cash flows due solely to the changes in the contractual benchmark interest rates on variable rate PCI securities will change the accretable yield prospectively. Significant increases in undiscounted expected future cash flows for reasons other than interest rate changes are recognized prospectively as an adjustment to the accretable yield.

The following table presents information on our PCI securities, which are included in bonds available for sale:

                                                               At Date of
     (in millions)                                             Acquisition
     -------------                                             -----------
     Contractually required payments (principal and interest)    $11,962
     Cash flows expected to be collected/*/                        9,700
     Recorded investment in acquired securities                    6,457

* Represents undiscounted expected cash flows, including both principal and interest

                                                 December 31,
                                                 -------------
                  (in millions)                   2014   2013
                  -------------                  ------ ------
                  Outstanding principal balance  $6,934 $5,805
                  Amortized cost                  5,020  3,969
                  Fair value                      5,473  4,397

The following table presents activity for the accretable yield on PCI securities:

                                                                                 Years Ended
                                                                                December 31,
                                                                               --------------
(in millions)                                                                   2014    2013
-------------                                                                  ------  ------
Balance, beginning of year                                                     $2,677  $1,734
   Newly purchased PCI securities                                                 545     826
   Disposals                                                                       --     (39)
   Accretion                                                                     (345)   (258)
   Effect of changes in interest rate indices                                    (226)    118
   Net reclassification from non-accretable difference, including effects of
     prepayments                                                                   10     296
                                                                               ------  ------
Balance, end of year                                                           $2,661  $2,677
                                                                               ======  ======

Pledged Investments

Secured Financing

We enter into secured financing transactions whereby certain securities are sold under agreements to repurchase (repurchase agreements), in which we transfer securities in exchange for cash, with an agreement by us to repurchase the same or substantially similar securities. In the majority of these repurchase agreements, the securities transferred by us may be sold or repledged by the counterparties. Repurchase agreements are recorded at their contracted repurchase amounts plus accrued interest.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


At December 31, 2013, our secured financing transactions also included those that involve the transfer of securities to financial institutions in exchange for cash or other liquid collateral. Securities transferred by us under these financing transactions may be sold or repledged by the counterparties. As collateral for the securities transferred by us, counterparties transfer assets to us, such as cash or high quality fixed maturity securities. Collateral levels are monitored daily and are generally maintained at an agreed-upon percentage of the fair value of the transferred securities during the life of the transactions. When we receive fixed maturity securities as collateral, we do not have the right to sell or repledge this collateral unless an event of default occurs by the counterparties. At the termination of the transactions, we and our counterparties are obligated to return the collateral provided and the securities transferred, respectively.

The following table presents the fair value of securities pledged to counterparties under secured financing transactions:

                                                 December 31,
                                                 -------------
                  (in millions)                   2014   2013
                  -------------                  ------ ------
                  Securities available for sale  $   -- $2,425
                  Other securities                1,135    903

Insurance - Statutory and Other Deposits

Total carrying values of cash and securities deposited by us under requirements of regulatory authorities were $72 million and $70 million at December 31, 2014 and 2013, respectively.

Other Pledges

We are members of FHLBs and such membership requires the members to own stock in these FHLBs. We owned an aggregate of $14 million and $22 million of stock in FHLBs at December 31, 2014 and 2013, respectively. To the extent we borrow from an FHLB, our ownership interest in the stock of the FHLB will be pledged to the FHLB. In addition, we have pledged securities with a fair value of $330 million and $67 million at December 31, 2014 and 2013, respectively, associated with advances from the FHLBs. The increase in pledged securities in 2014 primarily reflects securities pledged to the FHLB prior to obtaining advances, pursuant to our plan to facilitate the ability to obtain cash advances on a same-day basis up to an internally approved limit, to more effectively manage short-term liquidity. As a result, we had $312 million of available FHLB borrowing capacity at December 31, 2014.

5. LENDING ACTIVITIES

Mortgage and other loans receivable include commercial and residential mortgages, life insurance policy loans, commercial loans, and other loans and notes receivable. Commercial mortgages, commercial loans, and other loans and notes receivable are carried at unpaid principal balances less credit allowances and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned.

Direct costs of originating commercial mortgages, commercial loans, and other loans and notes receivable, net of nonrefundable points and fees, are deferred and included in the carrying amount of the related receivables. The amount deferred is amortized to net investment income over the life of the related loan as an adjustment of the loan's yield using the interest method.

Life insurance policy loans are carried at unpaid principal amount. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the composition of mortgages and other loans receivable:

                                                              December 31,
                                                            ----------------
   (in millions)                                              2014     2013
   -------------                                            -------  -------
   Commercial mortgages/(a)/                                $ 9,441  $ 8,167
   Life insurance policy loans                                1,501    1,554
   Commercial loans, other loans and notes receivable/(b)/      964      503
                                                            -------  -------
   Total mortgage and other loans receivable                 11,906   10,224
   Allowance for losses                                         (94)    (139)
                                                            -------  -------
   Mortgage and other loans receivable, net                 $11,812  $10,085
                                                            =======  =======

(a)Commercial mortgages primarily represent loans for office, retail, apartments and industrial properties, with exposures in California and New York representing the largest geographic concentrations (both 15 percent at December 31, 2014 and 19 percent and 14 percent, respectively, at December 31, 2013).
(b)Amount at December 31, 2014 also includes $110 million of residential mortgages.

The following table presents the credit quality indicators for commercial mortgage loans:

                                          Number                                                              Percent
                                                                       Class
                                            of   -------------------------------------------------              of
(dollars in millions)                     Loans  Apartments Offices Retail Industrial Hotel Others Total/(c)/ Total $
---------------------                     ------ ---------- ------- ------ ---------- ----- ------ ---------  -------
December 31, 2014
Credit Quality Indicator:
   In good standing                        609     $1,541   $3,164  $1,852    $863    $958  $  833  $9,211       97%
   Restructured/(a)/                         9         --      159      10      --      --      --     169        2
   90 days or less delinquent                3         --       --      --      --      --      --      --       --
   >90 days delinquent or in process of
     foreclosure                             3         --       61      --      --      --      --      61        1
                                           ---     ------   ------  ------    ----    ----  ------  ------      ---
Total/(b)/                                 624     $1,541   $3,384  $1,862    $863    $958  $  833  $9,441      100%
                                           ===     ======   ======  ======    ====    ====  ======  ======      ===
Allowance for losses                               $    2   $   41  $   16    $  2    $  3  $    9  $   73        1%
                                                   ======   ======  ======    ====    ====  ======  ======      ===
December 31, 2013
Credit Quality Indicator:
   In good standing                        623     $1,347   $2,427  $1,626    $839    $771  $  952  $7,962       98%
   Restructured/(a)/                        11         13       90      --      --      --      84     187        2
   >90 days delinquent or in process of
     foreclosure                             2         --       --      18      --      --      --      18       --
                                           ---     ------   ------  ------    ----    ----  ------  ------      ---
Total/(b)/                                 636     $1,360   $2,517  $1,644    $839    $771  $1,036  $8,167      100%
                                           ===     ======   ======  ======    ====    ====  ======  ======      ===
Allowance for losses                               $    2   $   61  $    6    $  1    $  3  $   33  $  106        1%
                                                   ======   ======  ======    ====    ====  ======  ======      ===

(a)Includes loans that have been modified in troubled debt restructurings and are performing according to their restructured terms. See discussion of troubled debt restructurings below.
(b)Does not reflect valuation allowances.
(c)Over 99 percent of the commercial mortgages held at such respective dates were current as to payments of principal and interest.

We hold mortgages with a carrying value of $71 million on certain properties that are owned by an affiliate, AIG Global Real Estate Investment Corporation, as of both December 31, 2014 and 2013.

Methodology Used to Estimate the Allowance for Losses

Mortgage and other loans receivable are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan's effective interest rate, ii) the loan's observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. Impairment of commercial mortgages is typically determined using the fair value of collateral while impairment of other loans is typically determined using the present value of cash flows or the loan's observable market price. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on the analysis of internal risk ratings and current loan values. Internal risk ratings are assigned based on the consideration of risk factors including past due status, debt service coverage, loan-to-value ratio or the ratio of the loan balance to the estimated value of the property, property occupancy, profile of the borrower and of the major property tenants, economic trends in the market where the property is located, and condition of the property. These factors and the resulting risk ratings also provide a basis for determining the level of monitoring performed at both the individual loan and the portfolio level. When all or a portion of a commercial mortgage loan is deemed uncollectible, the uncollectible portion of the carrying value of the loan is charged off against the allowance. Interest income on impaired loans is recognized as cash is received. For impaired loans where it has been determined

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

that not all of the contractual principal due will be collected, any cash received is recorded as a reduction of the current carrying amount of the loan.

A significant majority of commercial mortgage loans in the portfolio are non-recourse loans and, accordingly, the only guarantees are for specific items that are exceptions to the non-recourse provisions. It is therefore extremely rare for us to have cause to enforce the provisions of a guarantee on a commercial real estate or mortgage loan.

The following table presents a rollforward of the changes in the allowance for losses on mortgage and other loans receivable:

                                                  2014                   2013                   2012
                                         ---------------------  ---------------------  ---------------------
Years Ended December 31,                 Commercial Other       Commercial Other       Commercial Other
(in millions)                            Mortgages  Loans Total Mortgages  Loans Total Mortgages  Loans Total
-------------                            ---------- ----- ----- ---------- ----- ----- ---------- ----- -----
Allowance, beginning of year                $106    $ 33  $139     $ 68    $ 87  $155     $149     $84  $233
   Additions (reductions) to allowance       (17)     11    (6)      49      10    59      (74)     11   (63)
   Charge-offs, net of recoveries            (16)    (23)  (39)     (11)    (64)  (75)      (7)     (8)  (15)
                                            ----    ----  ----     ----    ----  ----     ----     ---  ----
Allowance, end of year                      $ 73    $ 21  $ 94     $106    $ 33  $139     $ 68     $87  $155
                                            ====    ====  ====     ====    ====  ====     ====     ===  ====

The following table presents information regarding impaired mortgage loans:

                                                         Years Ended
                                                        December 31,
                                                      ----------------
         (in millions)                                2014  2013  2012
         -------------                                ----  ----  ----
         Impaired loans with valuation allowances     $104  $137  $ 75
         Impaired loans without valuation allowances    --    --     7
                                                      ----  ----  ----
            Total impaired loans                       104   137    82
         Valuation allowances on impaired loans        (26)  (56)  (27)
                                                      ----  ----  ----
            Impaired loans, net                       $ 78  $ 81  $ 55
                                                      ====  ====  ====
                                                      $  5  $  7  $  4
         Interest income on impaired loans            ====  ====  ====

Troubled Debt Restructurings

We modify loans to optimize their returns and improve their collectability, among other things. When such a modification is undertaken with a borrower that is experiencing financial difficulty and the modification involves us granting a concession to the troubled debtor, the modification is deemed to be a troubled debt restructuring (TDR). We assess whether a borrower is experiencing financial difficulty based on a variety of factors, including the borrower's current default on any of its outstanding debt, the probability of a default on any of its debt in the foreseeable future without the modification, the insufficiency of the borrower's forecasted cash flows to service any of its outstanding debt (including both principal and interest), and the borrower's inability to access alternative third-party financing at an interest rate that would be reflective of current market conditions for a non-troubled debtor. Concessions granted may include extended maturity dates, interest rate changes, principal forgiveness, payment deferrals and easing of loan covenants.

We held $139 million and $67 million of commercial mortgage loans that had been modified in a TDR at December 31, 2014 and 2013, respectively. We have no other loans that had been modified in a TDR. At December 31, 2014 and 2013, these commercial mortgage loans had related total allowances for credit losses of $13 million and $11 million, respectively. The commercial mortgage loans modified in a TDR are included among the restructured loans in the credit quality indicators table above, if they are performing according to the restructured terms.

6. REINSURANCE

In the ordinary course of business, we utilize internal and third-party reinsurance relationships to manage insurance risks and to facilitate capital management strategies. Long-duration reinsurance is effected principally under yearly renewable term treaties. Pools of highly-rated third party reinsurers are utilized to manage net amounts at risk in excess of retention limits. In addition, we assume reinsurance from other insurance companies. We generally limit our exposure to loss on any single life to $10 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, we can increase our exposure to loss on any single life up to $15 million.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. The premiums with respect to these treaties are earned over the contract period in proportion to the protection provided.

The following table presents the effect of reinsurance on our premiums:

                                     Years Ended December 31,
                                     ----------------------
                   (in millions)      2014     2013    2012
                   -------------     ------   ------  ------
                   Direct premiums   $2,561   $2,661  $2,456
                   Assumed premiums      22       22      20
                   Ceded premiums      (917)    (900)   (860)
                                     ------   ------  ------
                   Net               $1,666   $1,783  $1,616
                                     ======   ======  ======

Reinsurance recoveries, which reduced Policyholder benefits, were approximately $641 million, $658 million and $694 million during 2014, 2013 and 2012, respectively.

The National Association of Insurance Commissioners (NAIC) Model Regulation "Valuation of Life Insurance Policies" (Regulation XXX) requires U.S. life insurers to establish additional statutory reserves for term life insurance policies with long-term premium guarantees and universal life policies with secondary guarantees (ULSGs). In addition, NAIC Actuarial Guideline 38 (Guideline AXXX) clarifies the application of Regulation XXX as to these guarantees, including certain ULSGs. We manage the capital impact of statutory reserve requirements under Regulation XXX and Guideline AXXX through intercompany reinsurance transactions. Regulation XXX and Guideline AXXX reserves related to new and in-force business (term and universal life) are ceded to our Parent, AGC Life, under a coinsurance/modified coinsurance agreement effective January 1, 2011. This agreement does not meet the criteria for reinsurance accounting under GAAP; therefore, deposit accounting is applied.

The agreement between us and AGC Life also provides for an experience refund of all profits, less a reinsurance risk charge. The main impact of the agreement on our results of operations during 2014, 2013 and 2012 was a pre-tax expense of approximately $81 million, $73 million and $66 million, respectively, which represented the risk charge associated with the reinsurance agreement.

On October 1, 2003, we entered into a coinsurance/modified coinsurance agreement with AIG Life of Bermuda, Ltd. (AIGB). Under the agreement, AIGB reinsured 100 percent quota share of our liability on virtually all of our general account deferred annuity contracts with issue dates on or after January 1, 2003. The agreement was amended on September 25, 2007 to terminate the agreement for new business as of July 1, 2007. Under the agreement, we retain the assets supporting the reserves ceded to AIGB. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. This agreement does not meet the criteria for reinsurance accounting under GAAP, therefore, deposit accounting is applied. The main impact of the agreement on our results of operations during 2014, 2013 and 2012 was pre-tax expense of approximately $2 million in each year, which represented the risk charge associated with the reinsurance agreement.

In 2003, we entered into two coinsurance/modified coinsurance agreements with AIGB. These agreements have an effective date of January 1, 2003. Under the agreements, AIGB reinsured a 100 percent quota share of our liability on selective level term products and universal life products issued by us. These agreements do not meet the criteria for reinsurance accounting under GAAP; therefore, deposit accounting is applied. These agreements were amended to terminate for new business issued on and after August 1, 2009. Effective
July 1, 2013, we fully recaptured these agreements and simultaneously reinsured this in-force block to AGC Life, under the January 1, 2011 coinsurance/modified coinsurance agreement mentioned above. Management received approvals of the recapture and reinsurance transactions on our behalf and AGC Life from the Texas and Missouri Departments of Insurance, in July 2013, with July 1, 2013 effective dates. On the effective date of the recapture with AIGB and day one of the treaty with AGC Life, we recorded a net zero impact to pre-tax earnings. The agreements also provide for an experience refund of all profits, less a reinsurance risk charge. The main impact of the agreements on our results of operations during 2013 and 2012 was pre-tax expense of approximately $3 million and $4 million, respectively, representing the risk charge associated with the coinsurance agreement.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Our third-party reinsurance arrangements do not relieve us from our direct obligations to our beneficiaries. Thus, a credit exposure exists with respect to reinsurance ceded, to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. We believe that no exposure to a single reinsurer represents an inappropriate concentration of credit risk to the Company. Gross reinsurance assets with our three largest reinsurers aggregated to approximately $1.0 billion at both December 31, 2014 and 2013, of which approximately $198 million was secured by collateral at both December 31, 2014 and 2013.

7. DERIVATIVES AND HEDGE ACCOUNTING

We use derivatives and other financial instruments as part of our financial risk management programs and our investment operations. Interest rate and cross-currency swaps, swaptions, options and forward transactions are accounted for as derivatives, recorded on a trade-date basis and carried at fair value. See Note 3 for discussion of fair value measurements. Unrealized gains and losses are reflected in income, when appropriate. Aggregate asset or liability positions are netted on the Balance Sheets only to the extent permitted by qualifying master netting arrangements in place with each respective counterparty. Cash collateral posted with counterparties in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative liability, while cash collateral received in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative asset. We are exposed to potential credit-related losses in the event of nonperformance by counterparties to derivative instruments. The credit exposure related to our derivative financial instruments is limited to the fair value of contracts that are favorable to us at the reporting date less collateral received from that counterparty.

Derivatives, with the exception of bifurcated embedded derivatives, are reflected in the Balance Sheets in derivative assets, at fair value and derivative liabilities, at fair value. A bifurcated embedded derivative is measured at fair value and accounted for in the same manner as a free standing derivative contract. The corresponding host contract is accounted for according to the accounting guidance applicable to that instrument. A bifurcated embedded derivative is generally presented with the host contract. See Notes 3 and 11 for additional information on embedded policy derivatives.

Our interest rate contracts ,which include interest rate swaps, swaptions, futures and options, are used to economically hedge interest rate exposures associated with embedded derivatives contained in insurance contract liabilities and fixed maturity securities, as well as other interest rate sensitive assets and liabilities.

Foreign exchange derivatives (principally forwards and swaps) are used to economically mitigate risk associated with foreign currency-denominated transactions, primarily investments and GICs denominated in foreign currencies. Effective April 1, 2014, we reclassified cross-currency swaps from interest rate contracts to foreign exchange contracts. This change was applied prospectively.

Equity derivatives are used to mitigate financial risk embedded in certain insurance liabilities. We purchase equity contracts, such as futures and call and put options, to economically hedge certain guarantees of specific equity index universal life and annuities and variable annuity products. Our exchange-traded index futures contracts have no recorded fair value as they are cash settled daily.

We believe our economic hedging instruments have been and remain economically effective, but for the most part they have not been designated as hedges receiving hedge accounting treatment. Changes in the fair value of derivatives not designated as hedges are reported within net realized capital gains and losses. Certain swaps associated with GIC liabilities and available for sale investments have been designated as fair value hedges. Changes in fair value hedges of GIC liabilities and available for sale securities are reported in net policyholder benefits, along with changes in the hedged item.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the notional amounts and fair values of our derivatives:

                                                            December 31, 2014                 December 31, 2013
                                                    --------------------------------  --------------------------------
                                                    Gross Derivative Gross Derivative Gross Derivative Gross Derivative
                                                         Assets        Liabilities         Assets        Liabilities
                                                    ---------------  ---------------  ---------------  ---------------
                                                    Notional  Fair   Notional  Fair   Notional  Fair   Notional  Fair
(in millions)                                        Amount   Value   Amount   Value   Amount   Value   Amount   Value
-------------                                       -------- ------  -------- ------  -------- ------  -------- ------
Derivatives designated as hedging instruments:
   Interest rate contracts                          $   243  $  172  $    --  $   --  $   161  $  105   $  133  $   15
   Foreign exchange contracts                           182      11       99      29       --      --       --      --
Derivatives not designated as hedging instruments:
   Interest rate contracts                           24,499     398    2,992     275    5,996     691    4,125     650
   Foreign exchange contracts                         2,654     512    2,068     410       --      --       --      --
   Equity contracts/(a)/                              5,481     108   35,433   1,216   26,497     282    5,039     403
   Other contracts/(b)/                              30,580      13       65       7   24,561      10       --      --
                                                    -------  ------  -------  ------  -------  ------   ------  ------
Total derivatives, gross                            $63,639   1,214  $40,657   1,937  $57,215   1,088   $9,297   1,068
                                                    -------  ------  -------  ------  -------  ------   ------  ------
Counterparty netting/(c)/                                      (198)            (198)            (108)            (108)
Cash collateral/(d)/                                           (287)             (14)            (378)             (23)
                                                             ------           ------           ------           ------
   Total derivatives, net                                       729            1,725              602              937
Less: Bifurcated embedded derivatives                            --            1,267               95              403
                                                             ------           ------           ------           ------
Total derivative on balance sheets                           $  729           $  458           $  507           $  534
                                                             ======           ======           ======           ======

(a)Includes bifurcated embedded policy derivatives, which are recorded in policyholder contract deposits.
(b)Consists primarily of contacts with multiple underlying exposures and stable value wrap contracts.
(c)Represents netting of derivative exposures covered by a qualifying master netting agreement.
(d)Represents cash collateral posted and received that is eligible for netting.

The following table presents gains (losses) from our derivatives recognized in the Statements of Income:

                                                                                Years Ended December 31,
                                                                                -----------------------
(in millions)                                                                    2014     2013    2012
-------------                                                                    -----   -----   -----
Net effect of derivative instruments in fair value hedging relationships:/(a)/
   Interest rate contracts                                                      $  (7)   $  (1)  $  --
   Foreign exchange contracts                                                      (4)      --      --
                                                                                 -----   -----   -----
Total                                                                           $ (11)   $  (1)  $  --
                                                                                 =====   =====   =====
Derivatives not designated as hedging instruments
By derivative type:
   Interest rate contracts                                                      $ 506    $(193)  $  13
   Foreign exchange contracts                                                     (33)      --     (48)
   Equity contracts/(b)/                                                         (880)     525    (206)
   Other contracts                                                                 57       39    (243)
                                                                                 -----   -----   -----
Total                                                                           $(350)   $ 371   $(484)
                                                                                 =====   =====   =====
By classification:
   Policy fees                                                                  $  62    $  --   $  --
   Net investment income                                                           --       39       4
   Net realized capital gains (losses)                                           (432)     340    (509)
   Policyholder benefits                                                           17       (5)     21
   Interest credited to policyholder account balances                              (8)      (4)     --
                                                                                 -----   -----   -----
Total                                                                           $(361)   $ 370   $(484)
                                                                                 =====   =====   =====

(a)The amounts presented do not include the periodic net coupon settlements of derivative contract or coupon income (expense) related to the hedged item.
(b)Includes embedded derivative gains (losses) of $(643) million, $972 million and $(105) million during 2014, 2013 and 2012, respectively.

8. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

Deferred Policy Acquisition Costs

DAC represents those costs that are incremental and directly related to the successful acquisition of new or renewal of existing insurance contracts. We defer incremental costs that result directly from, and are essential to, the acquisition or renewal of an insurance contract. Such deferred policy acquisition costs generally include agent or broker commissions and bonuses, premium taxes, and medical and inspection fees that would not have been incurred if the insurance

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

contract had not been acquired or renewed. Each cost is analyzed to assess whether it is fully deferrable. We partially defer costs, including certain commissions, when we do not believe that the entire cost is directly related to the acquisition or renewal of insurance contracts.

We also defer a portion of employee total compensation and payroll-related fringe benefits directly related to time spent performing specific acquisition or renewal activities including costs associated with the time spent on underwriting, policy issuance and processing, and sales force contract selling. The amounts deferred are derived based on successful efforts for each distribution channel and/or cost center from which the cost originates.

Short-duration insurance contracts: Policy acquisition costs are deferred and amortized over the period in which the related premiums written are earned, generally 12 months. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the profitability of the underlying insurance contracts. Investment income is anticipated in assessing the recoverability of DAC. We assess the recoverability of DAC on an annual basis or more frequently if circumstances indicate an impairment may have occurred. This assessment is performed by comparing recorded net unearned premiums and anticipated investment income on in-force business to the sum of expected claims, claims adjustment expenses, unamortized DAC and maintenance costs. If the sum of these costs exceeds the amount of recorded net unearned premiums and anticipated investment income, the excess is recognized as an offset against the asset established for DAC. This offset is referred to as a premium deficiency charge. Increases in expected claims and claims adjustment expenses can have a significant impact on the likelihood and amount of a premium deficiency charge.

Long-duration insurance contracts: Policy acquisition costs for participating life, traditional life and accident and health insurance products are generally deferred and amortized, with interest, over the premium paying period. The assumptions used to calculate the benefit liabilities and DAC for these traditional products are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. These "locked-in" assumptions include mortality, morbidity, persistency, maintenance expenses and investment returns, and include margins for adverse deviation to reflect uncertainty given that actual experience might deviate from these assumptions. A loss recognition event occurs when there is a shortfall between the carrying amounts of future policy benefit liabilities, net of DAC, and the amount the future policy benefit liabilities, net of DAC, would be when applying updated current assumptions. When we determine that a loss recognition event has occurred, we first reduce any DAC related to that block of business through amortization of acquisition expense, and after DAC is depleted, we record additional liabilities through a charge to policyholder benefits and claims incurred. Groupings for loss recognition testing are consistent with the manner of acquiring and servicing the business and applied by product groupings. We perform separate loss recognition tests for traditional life products, payout annuities and long-term care products. Once loss recognition has been recorded for a block of business, the old assumption set is replaced and the assumption set used for the loss recognition would then be subject to the lock-in principle.

Investment-oriented contracts: Policy acquisition costs and policy issuance costs related to universal life and investment-type products (collectively, investment-oriented products) are deferred and amortized, with interest, in relation to the incidence of estimated gross profits (EGPs) to be realized over the estimated lives of the contracts. EGPs include net investment income and spreads, net realized investment gains and losses, fees, surrender charges, expenses, and mortality and morbidity gains and losses. In each reporting period, current period amortization expense is adjusted to reflect actual gross profits. If EGPs change significantly, DAC is recalculated using the new assumptions, and any resulting adjustment is included in income (unlocking). If the new assumptions indicate that future EGPs are higher than previously estimated, DAC will be increased resulting in a decrease in amortization expense and increase in income in the current period; if future EGPs are lower than previously estimated, DAC will be decreased resulting in an increase in amortization expense and decrease in income in the current period. Unlocking of assumptions may result in acceleration of amortization in some products and deceleration of amortization in other products. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

To estimate future EGPs for variable annuity products, a long-term annual asset growth assumption is applied to determine the future growth in assets and related asset-based fees. In determining the asset growth rate, the effect of short-term fluctuations in the equity markets is partially mitigated through the use of a "reversion to the mean" methodology whereby short-term asset growth above or below long-term annual rate assumptions impact the growth assumption applied to the five-year period subsequent to the current balance sheet date. The reversion to the mean

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

methodology allows us to maintain our long-term growth assumptions, while also giving consideration to the effect of actual investment performance. When actual performance significantly deviates from the annual long-term growth assumption, as evidenced by growth assumptions in the five-year reversion to the mean period falling below a certain rate (floor) or above a certain rate
(cap) for a sustained period, judgment may be applied to revise or "unlock" the growth rate assumptions to be used for both the five-year reversion to the mean period as well as the long-term annual growth assumption applied to subsequent periods.

Shadow DAC and Shadow Loss Recognition: DAC held for investment-oriented products is also adjusted to reflect the effect of unrealized gains or losses on fixed maturity and equity securities available for sale on EGPs, with related changes recognized through other comprehensive income (shadow DAC). The adjustment is made at each balance sheet date, as if the securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. Similarly, for long-duration traditional insurance contracts, if the assets supporting the liabilities maintain a temporary net unrealized gain position at the balance sheet date, loss recognition testing assumptions are updated to exclude such gains from future cash flows by reflecting the impact of reinvestment rates on future yields. If a future loss is anticipated under this basis, any additional shortfall indicated by loss recognition tests is recognized as a reduction in accumulated other comprehensive income (shadow loss recognition). Similar to other loss recognition on long-duration insurance contracts, such shortfall is first reflected as a reduction in DAC and secondly as an increase in liabilities for future policy benefits. The change in these adjustments, net of tax, is included with the change in net unrealized appreciation of investments that is credited or charged directly to other comprehensive income.

Internal Replacements of Long-duration and Investment-Oriented Products: For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If the modification does not substantially change the contract, we do not change the accounting and amortization of existing DAC and related reserves. If an internal replacement represents a substantial change, the original contract is considered to be extinguished and any related DAC or other policy balances are charged or credited to income, and any new deferrable costs associated with the replacement contract are deferred.

The following table presents a rollforward of DAC:

                                                                             Years Ended December 31,
-                                                                            ----------------------
(in millions)                                                                 2014     2013    2012
-------------                                                                ------   ------  ------
Balance, beginning of year                                                   $5,096   $4,158  $4,704
   Acquisition costs deferred                                                   877      790     584
   Accretion of interest/amortization                                          (660)    (581)   (592)
   Effect of unlocking assumptions used in estimating future gross profits       96      105      45
   Effect of realized gains/loss on securities                                  (45)     (37)    (85)
   Effect of unrealized gains/loss on securities                               (204)     661    (498)
   Other/*/                                                                     161       --      --
                                                                             ------   ------  ------
Balance, end of year                                                         $5,321   $5,096  $4,158
                                                                             ======   ======  ======

* The increase in the DAC asset, which principally reflected the impact of the change on periods prior to 2014, was substantially offset by a related increase in the unearned revenue reserves.

Value of Business Acquired (VOBA): VOBA is determined at the time of acquisition and is reported in the Balance Sheets with DAC. This value is based on the present value of future pre-tax profits discounted at yields applicable at the time of purchase. For participating life, traditional life and accident and health insurance products, VOBA is amortized over the life of the business in a manner similar to that for DAC based on the assumptions at purchase. For investment-oriented products, VOBA is amortized in relation to EGPs and adjusted for the effect of unrealized gains or losses on fixed maturity and equity securities available for sale in a manner similar to DAC.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents a rollforward of VOBA:

                                                                                Years Ended
                                                                               December 31,
-                                                                            ----------------
(in millions)                                                                2014  2013  2012
-------------                                                                ----  ----  ----
Balance, beginning of year                                                   $348  $339  $391
   Accretion of interest/amortization                                         (24)  (27)  (15)
   Effect of unlocking assumptions used in estimating future gross profits     13    10     5
   Effect of realized gains/loss on securities                                 (3)   (5)  (23)
   Effect of unrealized gains/loss on securities                              (12)   31   (19)
                                                                             ----  ----  ----
Balance, end of year                                                         $322  $348  $339
                                                                             ====  ====  ====

VOBA amortization, net of accretion of interest, expected to be recorded in each of the next five years is $30 million, $27 million, $25 million, $24 million and $23 million, respectively.

The following table presents a rollforward of deferred sales inducements:

                                                                                 Years Ended
                                                                                 December 31,
-                                                                            -------------------
(in millions)                                                                 2014   2013   2012
-------------                                                                -----  -----  -----
Balance, beginning of year                                                   $ 502  $ 354  $ 555
   Acquisition costs deferred                                                   33     62    112
   Accretion of interest/amortization                                         (114)  (109)  (140)
   Effect of unlocking assumptions used in estimating future gross profits      60     65     27
   Effect of realized gains/loss on securities                                 (12)   (13)    (1)
   Effect of unrealized gains/loss on securities                               (27)   143   (199)
                                                                             -----  -----  -----
Balance, end of year                                                         $ 442  $ 502  $ 354
                                                                             =====  =====  =====

The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, Distribution Fee Revenue). We amortize these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

9. VARIABLE INTEREST ENTITIES

A variable interest entity (VIE) is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity's operations through voting rights or do not substantively participate in the gains and losses of the entity. Consolidation of a VIE by its primary beneficiary is not based on majority voting interest, but is based on other criteria discussed below.

We enter into various arrangements with VIEs in the normal course of business and consolidate the VIEs when we determine we are the primary beneficiary. This analysis includes a review of the VIE's capital structure, related contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued and our involvement with the entity. When assessing the need to consolidate a VIE, we evaluate the design of the VIE as well as the related risks the variable interest holders are exposed to through the design of the entity.

For VIEs with attributes consistent with that of an investment company or a money market fund, the primary beneficiary is the party or group of related parties that absorbs a majority of the expected losses of the VIE, receives the majority of the expected residual returns of the VIE, or both.

For all other VIEs, the primary beneficiary is the entity that has both (i) the power to direct the activities of the VIE that most significantly affect the VIE's economic performance and (ii) the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. While also considering these factors, the consolidation

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

conclusion depends on the breadth of our decision-making ability and our ability to influence activities that significantly affect the economic performance of the VIE.

The following table presents the total assets and total liabilities associated with our variable interests in consolidated VIEs, as classified in the Balance
Sheets:

                                               Real
                                            Estate and                   Affordable
                                            Investment   Securitization   Housing
(in millions)                              Entities/(d)/    Vehicles    Partnerships Total
-------------                              ------------  -------------- ------------ ------
December 31, 2014
Assets:
   Bonds available for sale                    $--           $6,705         $ --     $6,705
   Mortgage and other loans receivable          --            1,753           --      1,753
   Other invested assets                         1               --          348        349
   Other/(a)/                                   --              481          171        652
                                               ---           ------         ----     ------
Total assets/(b)/                              $ 1           $8,939         $519     $9,459
                                               ===           ======         ====     ======
Liabilities:
   Notes payable - to affiliates, net          $--           $  660         $ --     $  660
   Notes payable - to third parties, net        --              488           10        498
   Other/(c)/                                   --               --           19         19
                                               ---           ------         ----     ------
Total liabilities                              $--           $1,148         $ 29     $1,177
                                               ===           ======         ====     ======
December 31, 2013
Assets:
   Bonds available for sale                    $--           $6,884         $ --     $6,884
   Mortgage and other loans receivable          --            1,015           --      1,015
   Other invested assets                         1               19          434        454
   Other/(a)/                                   --              936          176      1,112
                                               ---           ------         ----     ------
Total assets/(b)/                              $ 1           $8,854         $610     $9,465
                                               ===           ======         ====     ======
Liabilities:
   Notes payable - to affiliates, net          $--           $  237         $ --     $  237
   Notes payable - to third parties, net        --              346           --        346
   Other/(c)/                                   --              241           31        272
                                               ---           ------         ----     ------
Total liabilities                              $--           $  824         $ 31     $  855
                                               ===           ======         ====     ======

(a)Comprised primarily of short-term investments and other assets at both December 31, 2014 and 2013.
(b)The assets of each VIE can be used only to settle specific obligations of that VIE.
(c)Comprised primarily of amounts due to related parties and other liabilities and derivative liabilities, at fair value, at both December 31, 2014 and 2013.
(d)At December 31, 2014 and 2013, we had no significant off-balance sheet exposure associated with commitments to real estate and investment entities.

We calculate our maximum exposure to loss to be the amount invested in the debt or equity of the VIE and other commitments to the VIE. Interest holders in VIEs sponsored by us generally have recourse only to the assets and cash flows of the VIEs and do not have recourse to us. In limited circumstances, AIG Parent has provided guarantees to certain VIE interest holders.

The following table presents total assets of unconsolidated VIEs in which we hold a variable interest, as well as our maximum exposure to loss associated with these VIEs:

                                                    Maximum Exposure to Loss
                                                  ----------------------------
                                           Total
                                            VIE   On-Balance Off-Balance
  (in millions)                            Assets  Sheet/*/     Sheet    Total
  -------------                            ------ ---------- ----------- -----
  December 31, 2014
     Real estate and investment entities   $4,180    $528        $85     $613
     Affordable housing partnerships        1,055     288         --      288
                                           ------    ----        ---     ----
  Total                                    $5,235    $816        $85     $901
                                           ======    ====        ===     ====
  December 31, 2013
     Real estate and investment entities   $4,130    $492        $50     $542
     Affordable housing partnerships        1,125     191         --      191
                                           ------    ----        ---     ----
  Total                                    $5,255    $683        $50     $733
                                           ======    ====        ===     ====

* At December 31, 2014 and 2013, $816 million and $683 million, respectively, of our total unconsolidated VIE assets were recorded as other invested assets.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Real Estate and Investment Entities and Affordable Housing Partnerships

We participate as a passive investor in the equity issued primarily by third party-managed hedge and private equity funds, and certain real estate entities managed by AIG Asset Management (US), LLC (AIG Investments), an affiliate, and in limited partnerships that develop and operate affordable housing qualifying for tax credits, that are VIEs. We are typically not involved in the design or establishment of these VIEs, nor do we actively participate in the management of the VIEs.

Securitization Vehicles

Aircraft Trusts

In 2003, AIG Parent created two VIEs, Castle 2003-1 Trust and Castle 2003-2 Trust (collectively, the Aircraft Trusts), for the purpose of acquiring, owning, leasing, maintaining, operating and selling aircraft. AGL and other AIG subsidiaries held beneficial interests in these entities, including passive investments in non-voting preferred equity and in debt issued by these entities. Debt of these entities is not an obligation of, or guaranteed by, AGL or by AIG Parent or any of AIG's subsidiaries. Effective June 30, 2014, AGL transferred its non-voting preferred equity interests in the Aircraft Trusts to AIG Parent though the distribution of a non-cash dividend and return of capital, which totaled $500 million. Prior to this distribution, AGL bore the obligation to absorb economic losses or receive economic benefits that could possibly be significant to the Aircraft Trusts and, as a result, we were deemed the primary beneficiary and fully consolidated the Aircraft Trusts. Subsequent to the distribution, AGL is no longer deemed the primary beneficiary of the Aircraft Trusts and, as a result, the accompanying financial statements exclude the financial position, operating results and cash flows of the Aircraft Trusts subsequent to the date of the distribution.

Ambrose

During 2013 and 2014, we entered into securitization transactions that involved the transfer of portfolios of our high grade corporate securities, along with a portfolio of structured securities acquired from AIG, to newly formed special purpose entities, Ambrose 2013-2 (Ambrose 2), Ambrose 2013-3 (Ambrose 3) Ambrose 2013-5 (Ambrose 5) and Ambrose 2014-6 (Ambrose 6) (collectively referred to as the Ambrose entities), which are VIEs. In each transaction, the Ambrose entities issued beneficial interests to us in consideration for the transferred securities. We own the majority of the beneficial interests issued by the Ambrose entities and we maintain the power to direct the activities of the VIEs that most significantly impact their economic performance and bear the obligation to absorb losses or receive benefits from the VIEs that could potentially be significant to the VIEs, accordingly, we consolidate the Ambrose entities.

See Note 17 for additional information on these securitization transactions.

Selkirk

During 2013 and 2014, we entered into securitization transactions in which portfolios of our commercial mortgage loans were transferred to special purpose entities, with us retaining a significant beneficial interest in the securitized loans. As consideration for the transferred loans, we received beneficial interests in certain special purpose entities and cash proceeds from the securitized notes issued to third party investors by other special purpose entities. We determined that we control or we are the primary beneficiary of all of the special purpose entities in the securitization structures, and therefore we consolidate all of these entities, including those that are VIEs.

See Note 17 for additional information on these securitization transactions.

RMBS, CMBS, Other ABS and CDOs

We are passive investors in RMBS, CMBS, other ABS and CDOs, the majority of which are issued by domestic special purpose entities. We generally do not sponsor or transfer assets to, or act as the servicer to these asset backed

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

structures, and were not involved in the design of these entities. Our maximum exposure in these types of structures is limited to our investment in securities issued by these entities. Based on the nature of our investments and our passive involvement in these types of structures, we have determined that we are not the primary beneficiary of these entities.

We have not included these entities in the tables above, however, the fair values of our investments in these structures are reported in Note 3 and Note 4.

10.INSURANCE LIABILITIES

Future Policy Benefits

Future policy benefits primarily include reserves for traditional life and annuity payout contracts, which represent an estimate of the present value of future benefits less the present value of future net premiums. Included in future policy benefits are liabilities for annuities issued in structured settlement arrangements whereby a claimant has agreed to settle a general insurance claim in exchange for fixed payments over a fixed determinable period of time with a life contingency feature.

Future policy benefits also include certain guaranteed benefits of variable annuity products that are not considered embedded derivatives, primarily guaranteed minimum death benefits. See Note 11 for additional information on guaranteed minimum death benefits.

The liability for long-duration future policy benefits has been established including assumptions for interest rates which vary by year of issuance and product, and range from approximately zero percent to 12.0 percent. Mortality and surrender rate assumptions are generally based on actual experience when the liability is established.

For universal life policies with secondary guarantees, we recognize a future policy benefit reserve, in addition to policyholder contract deposits, based on a benefit ratio of (a) the present value of total expected payments, in excess of the account value, over the life of the contract, divided by (b) the present value of total expected assessments over the life of the contract. For universal life policies without secondary guarantees, for which profits followed by losses are first expected after contract inception, we establish future policy benefit reserves, in addition to policyholder contract deposits, so that expected future losses are recognized in proportion to the emergence of profits in the earlier (profitable) years.

For long duration traditional business, a "lock-in" principle applies. The assumptions used to calculate the benefit liabilities and DAC are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. The assumptions include mortality, morbidity, persistency, maintenance expenses, and investment returns. These assumptions are typically consistent with pricing inputs. These assumptions include margins for adverse deviation in the event that actual experience might deviate from these assumptions.

A loss recognition event occurs if observed changes in actual experience or estimates result in projected future losses under loss recognition testing. To determine whether a loss recognition event has occurred, we determine whether a future loss is expected based on updated current assumptions. If a loss recognition event occurs, we recognize the loss by first reducing DAC through amortization expense, and, if DAC is depleted, record additional liabilities through a charge to policyholder benefit expense. See Note 8 for additional information on loss recognition.

Sales of investment securities in connection with a program to utilize capital loss carryforwards, as well as other investment sales with subsequent reinvestment at lower yields, triggered loss recognition expense primarily on certain long-term payout annuity contracts of $21 million, $886 million and $807 million, in 2014, 2013 and 2012, respectively. We also recorded loss recognition expense of $87 million in 2014 and $61 million in 2012 to increase reserves for certain long-term care business.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Policyholder Contract Deposits

The liability for policyholder contract deposits is recorded at accumulated value (deposits received and net transfers from separate accounts, plus accrued interest credited at rates ranging from 0.3 percent to 8.4 percent, less withdrawals and assessed fees). Deposits collected on investment-oriented products are not reflected as revenues, as they are recorded directly to policyholder contract deposits upon receipt. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenues.

In addition to liabilities for universal life, fixed annuities, fixed options with variable annuities, annuities without life contingencies, funding agreements and guaranteed investment contracts, policyholder contract deposits also include our liability for (i) certain guaranteed benefits and equity-indexed features accounted for as embedded derivatives at fair value,
(ii) annuities issued in a structured settlement arrangement with no life contingency and (iii) certain contracts we have elected to account for at fair value. In addition, certain GIC contracts contain embedded derivatives that are bifurcated and carried at fair value in policyholder contract deposits with the change in fair value recorded in policyholder benefits. See Note 3 for discussion of the fair value measurement of embedded policy derivatives and
Note 11 for additional discussions of guaranteed benefits accounted for as embedded derivatives.

Under a funding agreement-backed note issuance program, an unaffiliated, non-consolidated statutory trust issues medium-term notes to investors, which are secured by GICs issued to the trust by the Company. In 2014, a $450 million GIC was issued in conjunction with the funding agreement-backed notes program.

Policy Claims and Benefits Payable

Policy claims and benefits payable include amounts representing: (i) the actual in-force amounts for reported life claims and an estimate of incurred but not reported (IBNR) claims; and (ii) an estimate, based upon prior experience, for accident and health reported and IBNR losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments are reflected in current period income.

We are now taking enhanced measures to, among other things, routinely match policyholder records with the Social Security Administration Death Master File (SSDMF) to determine if insured parties, annuitants, or retained account holders have died and to locate beneficiaries when a claim is payable. If the beneficiary/account owner does not make contact with us within 120 days, we will conduct a "Thorough Search" to locate the beneficiary/account owner. A "Thorough Search" includes at least three attempts in writing to contact the beneficiary and if unsuccessful, at least one contact attempt using a phone number and/or email address in our records.

Other Policyholder Funds

Other policyholder funds include unearned revenue reserves (URR). URR consists of front-end loads on investment-oriented contracts, representing those policy loads that are non-level and typically higher in initial policy years than in later policy years. URR for investment-oriented contracts are generally deferred and amortized, with interest, in relation to the incidence of EGPs to be realized over the estimated lives of the contracts and are subject to the same adjustments due to changes in the assumptions underlying EGPs as DAC. Amortization of URR is recorded in policy fees.

Other policyholder funds also include provisions for future dividends to participating policyholders, accrued in accordance with all applicable regulatory or contractual provisions. Participating policyholders are the policyholders who share in our earnings based on provisions within the policy contract. These dividends are declared annually by our Board of Directors and may be paid in cash, or they may be applied to reduce future premiums or purchase additional benefits, or they may be left to accumulate with interest until a later date. In addition, certain participating whole life insurance contracts are subject to unique participating policyholder dividend requirements that are imposed by state law. As such, we established an additional liability because it is required by statute to return 90 percent of the profits from the contracts to the policyholders in the form of policyholder dividends which will be paid in the future but are not yet payable. The profits used in the liability calculation consist of discrete components for operating income, realized

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

gains and losses and unrealized gains and losses pertaining to the policies and the assets supporting them. The impact of the unrealized gains and losses component is recorded through other comprehensive income.

Participating life business represented approximately 1.0 percent of the gross insurance in force at December 31, 2014 and 6.0 percent of gross premiums in 2014. Policyholder dividends were $28 million, $28 million and $35 million in 2014, 2013 and 2012, respectively, and are included in policyholder benefits in the Statements of Income.

Certain products are subject to experience adjustments. These include group life and group medical products, credit life contracts, accident and health insurance contracts/riders attached to life policies and, to a limited extent, reinsurance agreements with other direct insurers. Ultimate premiums from these contracts are estimated and recognized as revenue, and the unearned portions of the premiums recorded as liabilities. Experience adjustments vary according to the type of contract and the territory in which the policy is in force and are subject to local regulatory guidance.

11.VARIABLE LIFE AND ANNUITY CONTRACTS

We report variable contracts within the separate accounts when investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and the separate account meets additional accounting criteria to qualify for separate account treatment. The assets supporting the variable portion of variable annuity and variable universal life contracts that qualify for separate account treatment are carried at fair value and reported as separate account assets, with an equivalent summary total reported as separate account liabilities.

Policy values for variable products and investment contracts are expressed in terms of investment units. Each unit is linked to an asset portfolio. The value of a unit increases or decreases based on the value of the linked asset portfolio. The current liability at any time is the sum of the current unit value of all investment units in the separate accounts, plus any liabilities for guaranteed minimum death or guaranteed minimum withdrawal benefits included in future policy benefits or policyholder contract deposits, respectively.

Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue. Net investment income, net investment gains and losses, changes in fair value of assets, and policyholder account deposits and withdrawals related to separate accounts are excluded from the Statements of Income, Comprehensive Income and Cash Flows.

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include guaranteed minimum death benefits (GMDB) that are payable in the event of death, and living benefits that are payable in the event of annuitization, or, in other instances, at specified dates during the accumulation period. Living benefits include guaranteed minimum income benefits (GMIB), guaranteed minimum withdrawal benefits (GMWB), and guaranteed minimum account value (GMAV). A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, i.e. the features are mutually exclusive. A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features; as a result, the net amount at risk for each feature is not additive to that of other features.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                           December 31,
                                          ---------------
                      (in millions)        2014    2013
                      -------------       ------- -------
                      Equity funds        $14,844 $15,084
                      Bond funds            4,380   4,517
                      Balanced funds       16,856  11,777
                      Money market funds      295     320
                                          ------- -------
                      Total               $36,375 $31,698
                                          ======= =======

GMDB and GMIB

Depending on the contract, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. GMIB guarantees a minimum level of periodic income payments upon annuitization. GMDB is our most widely offered benefit; our variable annuity contracts may also include GMIB to a lesser extent.

The liabilities for GMDB and GMIB, which are recorded in future policyholder benefits, represent the expected value of the guaranteed benefits in excess of the projected account value, with the excess recognized ratably over the accumulation period based on total expected assessments, through policyholder benefits. The net amount at risk for GMDB represents the amount of benefits in excess of account value if death claims were filed on all contracts on the balance sheet date.

The following table presents details concerning our GMDB exposures, by benefit type:

                                             December 31, 2014       December 31, 2013
                                          ----------------------- -----------------------
                                                         Highest                 Highest
                                           Net Deposits  Contract  Net Deposits  Contract
                                          Plus a Minimum  Value   Plus a Minimum  Value
(dollars in millions)                         Return     Attained     Return     Attained
---------------------                     -------------- -------- -------------- --------
Account value                                $25,715     $14,373     $20,108     $14,428
Net amount at risk                               586         496         635         620
Average attained age of contract holders          66          68          65          67
Range of guaranteed minimum return rates      0% -5%                  0% -5%

The following table presents a rollforward of the GMDB and GMIB liabilities related to variable annuity contracts:

                                                Years Ended
                                               December 31,
                                             ----------------
                 (in millions)               2014  2013  2012
                 -------------               ----  ----  ----
                 Balance, beginning of year  $378  $401  $439
                    Reserve increase           68    32    30
                    Benefits paid             (63)  (55)  (68)
                                             ----  ----  ----
                 Balance, end of year        $383  $378  $401
                                             ====  ====  ====

We regularly evaluate estimates used to determine the GMDB liability and adjust the additional liability balance, with a related charge or credit to policyholder benefits and losses incurred, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the reserve for GMDB at December 31, 2014:

..   Data used was up to 500 stochastically generated investment performance scenarios.

..   Mean investment performance assumption was 8.5 percent.

..   Volatility assumption was 16.0 percent.

..   Mortality was assumed to be 89.6 percent to 138.7 percent of the 2012 individual annuity mortality table.

..   Lapse rates vary by contract type and duration and range from zero percent to 37.0 percent.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

..   The discount rate ranged from 5.5 percent to 10.0 percent and is based on the growth rate assumptions for the underlying contracts in effect at the time of policy issuance.

GMWB and GMAV

Certain guaranteed benefit and equity index features, which are recorded in policyholder contract deposits, are bifurcated from the host contract and accounted for separately as embedded policy derivatives at fair value, with changes in fair value recognized in net realized capital gains (losses) in the Statements of Income. These include GMWB, GMAV as well as equity index annuities and equity index universal life contracts, which offer a guaranteed minimum interest rate plus a contingent return based on some internal or external equity index.

Certain of our variable annuity contracts contain optional GMWB and, to a lesser extent, GMAV benefits, which are not currently offered. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) are living. With a GMAV benefit, the contract holder can monetize the excess of the guarantee amount over the account value of the contract, provided the contract holder persists until the maturity date.

The fair value of our GMWB and GMAV embedded policy derivatives was a net liability of $698 million and a net asset of $89 million at December 31, 2014 and 2013, respectively. We had account values subject to GMWB and GMAV that totaled $30.0 billion and $23.0 billion at December 31, 2014 and 2013, respectively. The net amount at risk for GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value. The net amount at risk for GMAV represents the present value of minimum guaranteed account value in excess of the current account balance, assuming no lapses. The net amount at risk related to these guarantees was $269 million and $51 million at December 31, 2014 and 2013, respectively. We use derivative instruments and other financial instruments to mitigate a portion of the exposure that arises from GMWB and GMAV benefits.

12.DEBT

Notes payable are carried at the principal amount borrowed, including unamortized discounts and fair value adjustments, when applicable, except for certain notes payable - to affiliates, for which we have elected the fair value option. The change in fair value of notes for which the fair value option has been elected is recorded in other income in the Statements of Income.

See Note 3 for discussion of fair value measurements.

The following table lists our total debt outstanding. The interest rates presented in the following table are the range of contractual rates in effect at December 31, 2014, including fixed and variable-rates:

                                                                                    Balance at
                                                                                    December 31,
                                                          Range of       Maturity   -----------
(in millions)                                          Interest Rate(s)   Date(s)     2014  2013
-------------                                          ----------------  ---------- ------  ----
Notes payable - to affiliates, net:
   Notes payable of consolidated VIEs                  0.00% - 10.00%    2040-2061  $  367  $ 26
   Notes payable of consolidated VIEs, at fair value   3.06% - 3.26%     2041-2060     291   211
   Debt of consolidated investments                                                     --    23
                                                                                    ------  ----
Total notes payable - to affiliates, net                                               658   260
                                                                                    ------  ----
Notes payable - to third parties, net:
   Notes payable of consolidated VIEs                  1.86% - 7.03%     2041-2060     470   346
   FHLB borrowings                                     0.50% - 0.54%          2015      32    32
   Debt of consolidated investments                    5.35% - 7.68%     2016-2038     125    --
                                                                                    ------  ----
Total notes payable - to third parties, net                                            627   378
                                                                                    ------  ----
Total notes payable                                                                 $1,285  $638
                                                                                    ======  ====

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents maturities of long-term debt, including fair value adjustments, when applicable:

                                                                          Year Ending
December 31, 2014                                             -----------------------------------
(in millions)                                          Total  2015 2016 2017 2018 2019 Thereafter
-------------                                          ------ ---- ---- ---- ---- ---- ----------
Notes payable - to affiliates, net:
   Notes payable of consolidated VIEs                  $  367 $--  $--  $--  $--  $--    $  367
   Notes payable of consolidated VIEs, at fair value      291  --   --   --   --   --       291
   Debt of consolidated investments                        --  --   --   --   --   --        --
                                                       ------ ---  ---  ---  ---  ---    ------
Total notes payable - to affiliates, net               $  658 $--  $--  $--  $--  $--    $  658
                                                       ------ ---  ---  ---  ---  ---    ------
Notes payable - to third parties, net:
   Notes payable of consolidated VIEs                     470  --   --   --   --   --       470
   FHLB borrowings                                         32  32   --   --   --   --        --
   Debt of consolidated investments                       125  --   --   --    7   --       118
                                                       ------ ---  ---  ---  ---  ---    ------
Total notes payable - to third parties, net               627  32   --   --    7   --       588
                                                       ------ ---  ---  ---  ---  ---    ------
Total notes payable                                    $1,285 $32  $--  $--  $ 7  $--    $1,246
                                                       ====== ===  ===  ===  ===  ===    ======

FHLB Borrowings

Membership with the FHLB provides us with collateralized borrowing opportunities, primarily as an additional source of contingent liquidity. When a cash advance is obtained, we are required to pledge certain mortgage-backed securities, government and agency securities, other qualifying assets and our ownership interest in the FHLB to secure advances obtained from the FHLB. Upon any event of default, the FHLB's recovery would generally be limited to the amount of our liability under advances borrowed.

See Note 4 for additional information.

13.COMMITMENTS AND CONTINGENCIES

Commitments

Leases

We have various long-term, noncancelable operating leases, primarily for office space and equipment, which expire at various dates.

The following table presents the future minimum lease payments under operating leases:

                        (in millions)
                        -------------
                        2015                        $ 30
                        2016                          26
                        2017                          20
                        2018                          14
                        2019                          11
                        Remaining years after 2019    32
                                                    ----
                        Total                       $133
                                                    ====

Rent expense was $29 million, $32 million and $33 million in 2014, 2013 and 2012, respectively.

Commitments to Fund Partnership Investments

We had commitments totaling $580 million and $526 million at December 31, 2014 and 2013, respectively, to provide funding to various limited partnerships. The commitments to invest in limited partnerships and other funds are called at the discretion of each fund, as needed and subject to the provisions of such fund's governing documents, for funding new investments, follow-on investments and/or fees and other expenses of the fund. Of the total commitments at December 31, 2014, $549 million are currently expected to expire by 2015.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Mortgage Loan Commitments

We have $651 million and $99 million in commitments related to commercial and residential mortgage loans, respectively, at December 31, 2014.

Other Commitments

SAAMCo is the investment advisor of SunAmerica Money Market Fund (the Fund), a series of the SunAmerica Money Market Funds, Inc., which seeks to maintain a stable $1.00 net asset value (NAV) per share. The Fund's market value NAV was negatively impacted by a loss in 2008 on an asset-backed security (Cheyne). SAAMCo has provided certain commitments to the Board of Directors of the Fund to contribute capital to maintain a minimum market value per share up to the amount of the security loss. Management has also committed that should the realized loss carryforward from Cheyne eventually expire, SAAMCo will reimburse the Fund to the extent of the expiration. SAAMCo has recorded a contingent liability of $1 million for expected future capital contributions as of December 31, 2014.

Contingencies

Legal Matters

Various lawsuits against us have arisen in the ordinary course of business. Except as discussed below, we believe it is unlikely that contingent liabilities arising from litigation, income taxes and other matters will have a material adverse effect on our financial position, results of operations or cash flows.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments when an assessment is probable and can be reasonably estimated. We estimate the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While we cannot predict the amount and timing of any future guaranty fund assessments, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. We had accrued $12 million for these guaranty fund assessments at both December 31, 2014 and 2013, which was reported within other liabilities in the Balance Sheets.

Policyholder benefit expense in 2014 included an increase of approximately $104 million to the estimated reserves for incurred but not reported (IBNR) death claims. The $104 million reserve increase was in addition to amounts previously provided for IBNR claims in 2011 and 2012, which totaled $237 million. We are continuing our efforts to identify deceased insureds and their beneficiaries who have not presented a valid claim, pursuant to the 2012 resolution of a multi-state audit and market conduct examination. The 2014 increase in the IBNR reserve was related primarily to a legacy block of in-force and lapsed small face amount policies, for which the personal data elements to effect a match against the Social Security Death Master File are unavailable or incomplete, such as full legal name, date of birth or Social Security number. In the process of reviewing these policies as required under the terms of the regulatory agreement, we have refined estimates of the ultimate cost of these claims. We believe the reserves for such claims are adequate; however, there can be no assurance that the ultimate cost will not vary from the current estimate.

In addition, the state of West Virginia has two lawsuits pending against us relating to alleged violations of the West Virginia Uniform Unclaimed Property Act, in connection with policies issued by us and by American General Life and

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Accident Insurance Company (AGLA, which merged into AGL on December 31, 2012). The State of West Virginia has also filed similar lawsuits against other insurers.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into our operations, practices and procedures, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving us, we believe it is not likely that these regulatory examinations or inquiries will have a material adverse effect on our consolidated financial position, results of operations or cash flows.

14.EQUITY

Accumulated Other Comprehensive Income

The following table presents the components of accumulated other comprehensive income:

                                                               December 31,
                                                             ----------------
  (in millions)                                                2014     2013
  -------------                                              -------  -------
  Fixed maturity and equity securities, available for sale:
     Gross unrealized gains                                  $ 9,096  $ 6,491
     Gross unrealized losses                                    (908)  (2,542)
  Net unrealized gains on other invested assests                 832      897
  Adjustments to DAC, VOBA and deferred sales inducements     (1,183)    (940)
  Shadow loss recognition                                       (872)     (10)
  Foreign currency translation adjustments                       (13)       3
  Deferred income tax                                         (1,026)  (1,168)
                                                             -------  -------
  Accumulated other comprehensive income                     $ 5,926  $ 2,731
                                                             =======  =======

The following table presents the other comprehensive income (loss) reclassification adjustments:

                                          Unrealized
                                         Appreciation
                                           of Fixed
                                           Maturity
                                         Investments
                                           on Which
                                         Other-Than-                 Adjustments
                                          Temporary     Unrealized     to DAC,
                                            Credit     Appreciation   VOBA, and                Foreign
                                         Impairments  (Depreciation)  Deferred    Insurance   Currency
                                             were      of All Other     Sales       Loss     Translation
(in millions)                             Recognized   Investments   Inducements Recognition Adjustments  Total
-------------                            ------------ -------------- ----------- ----------- ----------- -------
Year ended December 31, 2012
Unrealized change arising during period     $1,682       $ 1,787        $(817)     $(1,143)     $ (4)    $ 1,505
Less: Reclassification adjustments
  included in net income                       230        (1,356)        (101)        (807)       --      (2,034)
                                            ------       -------        -----      -------      ----     -------
Total other comprehensive income
  (loss), before income tax expense
  (benefit)                                  1,452         3,143         (716)        (336)       (4)      3,539
Less: Income tax expense (benefit)             545         1,015         (257)        (119)       (2)      1,182
                                            ------       -------        -----      -------      ----     -------
Total other comprehensive income
  (loss), net of income tax expense
  (benefit)                                 $  907       $ 2,128        $(459)     $  (217)     $ (2)    $ 2,357
                                            ======       =======        =====      =======      ====     =======
Year ended December 31, 2013
Unrealized change arising during period     $  461       $(6,597)       $ 885      $ 1,152      $ (9)    $(4,108)
Less: Reclassification adjustments
  included in net income                        92         1,726           50         (886)       --         982
                                            ------       -------        -----      -------      ----     -------
Total other comprehensive income
  (loss), before income tax expense
  (benefit)                                    369        (8,323)         835        2,038        (9)     (5,090)
Less: Income tax expense (benefit)             127        (3,058)         293          713        (3)     (1,928)
                                            ------       -------        -----      -------      ----     -------
Total other comprehensive income
  (loss), net of income tax expense
  (benefit)                                 $  242       $(5,265)       $ 542      $ 1,325      $ (6)    $(3,162)
                                            ======       =======        =====      =======      ====     =======
Year ended December 31, 2014
Unrealized change arising during period     $  130       $ 4,261        $(183)     $  (963)     $(17)    $ 3,228
Less: Reclassification adjustments
  included in net income                        52           163           60         (101)       --         174
                                            ------       -------        -----      -------      ----     -------
Total other comprehensive income
  (loss), before income tax expense
  (benefit)                                     78         4,098         (243)        (862)      (17)      3,054
Less: Income tax expense (benefit)              30           232          (91)        (306)       (6)       (141)
                                            ------       -------        -----      -------      ----     -------
Total other comprehensive income
  (loss), net of income tax expense
  (benefit)                                 $   48       $ 3,866        $(152)     $  (556)     $(11)    $ 3,195
                                            ======       =======        =====      =======      ====     =======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the effect of the reclassification of significant items out of accumulated other comprehensive income on the respective line items in the Statements of Income:

                                                       Amount
                                                    Reclassified
                                                   from Accumulated
                                                       Other
                                                   Comprehensive
                                                       Income
                                                   ---------------
                                                    December 31,
                                                   ---------------  Affected Line Item in the
(in millions)                                       2014    2013    Statements of Income
-------------                                      -----   ------   -------------------------------------------------
Unrealized appreciation of fixed maturity
  investments on which other-than-temporary
  credit impairments were recognized               $  52   $   92   Net realized capital gains (losses)
Unrealized appreciation of all other investments     163    1,726   Net realized capital gains (losses)
Adjustments to DAC, VOBA and deferred sales
  inducements                                         60       50   Amortization of deferred policy acquisition costs
Shadow loss recognition                             (101)    (886)  Policyholder benefits
                                                   -----   ------
   Total reclassifications for the period          $ 174   $  982
                                                   =====   ======

Dividends

Dividends that we may pay to the Parent in any year without prior approval of the Texas Department of Insurance (TDI) are limited by statute. The maximum amount of dividends which can be paid over a rolling twelve-month period to shareholders of insurance companies domiciled in the state of Texas without obtaining the prior approval of the TDI is limited to the greater of either 10 percent of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. Additionally, unless prior approval of the TDI is obtained, dividends can only be paid out of our unassigned surplus. Subject to the TDI requirements, the maximum dividend payout that may be made in 2015 without prior approval of the TDI is $1.9 billion. Dividend payments in excess of positive retained earnings were classified and reported as a return of capital.

Statutory Financial Data

We are required to file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. The principal differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, investment impairments are determined in accordance with statutory accounting practices, assets and liabilities are presented net of reinsurance, policyholder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted. In addition, state insurance regulatory authorities have the right to permit specific practices that deviate from prescribed statutory practices.

The following table presents our statutory net income and capital and surplus:

(in millions)                                              2014   2013    2012
-------------                                             ------ ------- ------
Years Ended December 31,
Statutory net income                                      $1,862 $ 3,431 $3,641
At December 31,
Statutory capital and surplus                              9,167  12,656
Aggregate minimum required statutory capital and surplus   2,184   2,624

15.BENEFIT PLANS

Effective January 1, 2002, our employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance (the U.S. Plans). AIG's U.S. Plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

We are jointly and severally responsible with AIG and other participating companies for funding obligations for the U.S. Plans, Employee Retirement Income Security Act (ERISA) qualified defined contribution plans and ERISA plans issued

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

by other AIG subsidiaries (the "ERISA Plans). If the ERISA Plans do not have adequate funds to pay obligations due participants, the Pension Benefit Guaranty Corporation or Department of Labor could seek payment of such amounts from the members of the AIG ERISA control group, including us. Accordingly, we are contingently liable for such obligations. We believe that the likelihood of payment under any of these plans is remote. Accordingly, we have not established any liability for such contingencies.

16.INCOME TAXES

The following table presents the income tax expense (benefit) attributable to pre-tax income (loss):

            Years Ended December 31,
            (in millions)                        2014   2013   2012
            -------------                       ------ -----  -----
            Current                             $  401 $  95  $ (21)
            Deferred                               727  (543)  (601)
                                                ------ -----  -----
            Total income tax expense (benefit)  $1,128 $(448) $(622)
                                                ====== =====  =====

The U.S. statutory income tax rate is 35 percent for 2014, 2013 and 2012. Actual income tax (benefit) expense differs from the statutory U.S. federal amount computed by applying the federal income tax rate, due to the following:

  Years Ended December 31,
  (in millions)                                      2014     2013     2012
  -------------                                     ------  -------  -------
  U.S federal income tax expense at statutory rate  $1,055  $ 1,573  $   845
  Adjustments:
     Valuation allowance                                68   (1,999)  (1,457)
     State income tax                                   (1)       8       (2)
     Capital loss carryover write-off                   32       --       --
     Dividends received deduction                      (25)     (23)     (24)
     Other credits, taxes and settlements               (1)      (7)      16
                                                    ------  -------  -------
  Total income tax expense (benefit)                $1,128  $  (448) $  (622)
                                                    ======  =======  =======

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

The following table presents the components of the net deferred tax assets (liabilities):

Years Ended December 31,
(in millions)                                                                2014     2013
-------------                                                              -------  -------
Deferred tax assets:
   Excess capital losses and other tax carryovers                          $   258  $   568
   Basis differential of investments                                         1,865    2,043
   Policy reserves                                                           1,855    2,308
                                                                           -------  -------
Total deferred tax assets                                                    3,978    4,919
                                                                           -------  -------
Deferred tax liabilities:
   Deferred policy acquisition costs                                        (1,699)  (1,973)
   Net unrealized gains on debt and equity securities available for sale    (2,433)  (1,365)
   State deferred tax liabilities                                              (30)     (21)
   Capitalized EDP                                                             (44)     (33)
   Other                                                                       (27)     (26)
                                                                           -------  -------
Total deferred tax liabilities                                              (4,233)  (3,418)
                                                                           -------  -------
Net deferred tax (liability) asset before valuation allowance                 (255)   1,501
Valuation allowance                                                             --   (1,173)
                                                                           -------  -------
Net deferred tax (liability) asset                                         $  (255) $   328
                                                                           =======  =======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents our tax losses and credit carryforwards on a tax return basis.

         December 31, 2014                         Tax     Expiration
         (in millions)                     Gross Effected   Periods
         -------------                     ----- -------- ------------
         Net operating loss carryforwards   $65    $ 23   2028 to 2032
         Foreign tax credit carryforwards    --      43   2015 to 2023
         Business credit carryforwards       --     192   2025 to 2033
                                                   ----
         Total carryforwards                       $258
                                                   ====

We are included in the consolidated federal income tax return of our ultimate parent, AIG Parent. Under the tax sharing agreement with AIG Parent, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, we will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

We calculate current and deferred state income taxes using the actual apportionment and statutory rates for states in which we are required to file on a separate basis. In states that have a unitary regime, AIG Parent accrues and pays the taxes owed and does not allocate the provision or cash settle the expense with the members of the unitary group. Unlike for federal income tax purposes, AIG does not have state tax sharing agreements. AIG has determined that because the unitary tax expense will never be borne by the subsidiaries, the state tax unitary liability is not included in this separate company expense.

Assessment of Deferred Tax Asset Valuation Allowance

The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires us to weigh all positive and negative evidence to reach a conclusion that it is more likely than not that all or some portion of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it is to support a conclusion that a valuation allowance is not needed.

Our framework for assessing the recoverability of deferred tax assets requires us to consider all available evidence, including:

..   the nature, frequency and severity of cumulative financial reporting losses in recent years;

..   the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;

..   the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences; and

..   prudent and feasible tax planning strategies that would be implemented, if necessary, to protect against the loss of deferred tax assets.

As a result of sales in the ordinary course of business to manage the investment portfolio and the application of prudent and feasible tax planning strategies in 2014, we determined that an additional portion of the capital loss carryforwards will more-likely-than-not be realized prior to their expiration. Accordingly, in 2014, we released $1.2 billion of our deferred tax asset valuation associated with the capital loss carryforwards, of which $68 million was recognized as a reduction to income and the remainder was allocated to other comprehensive income.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Accounting For Uncertainty in Income Taxes

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits:

                                                              Years Ended
                                                              December 31,
                                                              ------------
        (in millions)                                         2014   2013
        -------------                                         ----   ----
        Gross unrecognized tax benefits at beginning of year  $ 92   $85
           Increases in tax position for prior years            --     7
           Decreases in tax position for prior years           (55)   --
                                                              ----   ---
        Gross unrecognized tax benefits at end of year        $ 37   $92
                                                              ====   ===

We regularly evaluate proposed adjustments by taxing authorities. At
December 31, 2014, such proposed adjustments would not have resulted in a material change to our financial condition. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, we do not expect any change to be material to our financial condition.

At December 31, 2014 and 2013, our unrecognized tax benefits, excluding interest and penalties, were $27 million and $36 million, respectively. At December 31, 2014 and 2013, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $27 million for both years.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2014 and 2013, we had accrued $7 million and $16 million, respectively, for the payment of interest (net of the federal benefit) and penalties. In 2014, we recognized income of $10 million, while in 2013 and 2012, we recognized expense of $6 million and $11 million, respectively, of interest (net of the federal benefit) and penalties.

We are currently under IRS examination for the taxable year 2006. Although the final outcome of possible issues raised in any future examination is uncertain, we believe that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements. Taxable years 2001 to 2013 remain subject to examination by major tax jurisdictions.

17.RELATED PARTY TRANSACTIONS

Events Related to AIG

AIG Parent is subject to regulation by the Board of Governors of the Federal Reserve System (the Federal Reserve) as a systemically important financial institution (SIFI) pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act. AIG Parent was subject to regulation by the Federal Reserve as a savings and loan holding company as of March 31, 2014. The Federal Reserve approved AIG Parent's application to deregister as a savings and loan holding company effective April 4, 2014. AIG Parent will continue to be supervised by the Federal Reserve due to its designation by the Financial Stability Oversight Council as a non-bank SIFI.

On July 1, 2014, as a non-bank SIFI, AIG Parent submitted to its regulators its initial annual plan for rapid and orderly resolution in the event of material financial distress or failure, which must meet several specific standards, including requiring a detailed resolution strategy and analyses of material entities, organizational structure, interconnections and interdependencies, and management information systems, among other elements. The public section of the plan can be found on the websites of the Federal Reserve and the Federal Deposit Insurance Corporation. The Federal Reserve has yet to complete the regulatory framework that will be applicable to AIG Parent as a non-bank SIFI.

On July 18, 2013, the Financial Stability Board (consisting of representatives of national financial authorities of the G20 nations), in consultation with the International Association of Insurance Supervisors and national authorities, identified an initial list of Global Systemically Important Insurers, which included AIG Parent.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Additional information on AIG Parent is publicly available in AIG Parent's regulatory filings with the SEC, which can be found at www.sec.gov. Information regarding AIG Parent as described herein is qualified by regulatory filings AIG Parent files from time to time with the SEC.

Operating Agreements

Pursuant to a cost allocation agreement, we purchase administrative, investment management, accounting, marketing and data processing services from AIG Parent or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated level of usage, transactions or time incurred in providing the respective services. We incurred approximately
$305 million, $297 million and $198 million for such services in 2014, 2013 and 2012, respectively. Accounts payable for such services were $240 million and $190 million at December 31, 2014 and 2013, respectively. We rent facilities and provide services on an allocated cost basis to various affiliates. We also provide shared services, including technology, to a number of AIG's life insurance subsidiaries. Effective January 1, 2013, we became the service provider for additional affiliated companies. We earned approximately
$813 million, $805 million and $282 million for such services and rent in 2014, 2013 and 2012, respectively. Accounts receivable for rent and services were $57 million and $91 million at December 31, 2014 and 2013, respectively.

We pay commissions and fees, including support fees to defray marketing and training costs, to affiliated broker-dealers for distributing our annuity products and mutual funds. Amounts incurred related to the broker-dealer services totaled $55 million, $50 million and $39 million in 2014, 2013 and 2012, respectively. These broker-dealers distribute a significant portion of our variable annuity products, representing approximately 6.0 percent,
7.0 percent and 8.0 percent of premiums received in 2014, 2013 and 2012, respectively. These broker-dealers also distribute a significant portion of our mutual funds, representing approximately 15.0 percent, 16.0 percent and
16.0 percent of sales in 2014, 2013 and 2012, respectively.

On February 1, 2004, SAAMCo entered into an administrative services agreement with our affiliate, The United States Life Insurance Company in the City of New York (USL) (as successor by merger of First SunAmerica Life Insurance Company
(FSA) with and into USL) whereby SAAMCo will pay to USL a fee based on a percentage of all assets invested through FSA's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for USL's variable annuity products. Amounts we incurred under this agreement totaled $6 million, $4 million and $3 million in 2014, 2013 and 2012, respectively, and are included in other expenses in our Statements of Income.

On October 1, 2001, SAAMCo entered into two administrative services agreements with business trusts established by our affiliate, The Variable Annuity Life Insurance Company (VALIC), whereby the trusts pay SAAMCo a fee based on a percentage of average daily net assets invested through VALIC's annuity products in exchange for services performed. Amounts earned by SAAMCo under this agreement were $18 million, $17 million and $15 million in 2014, 2013 and 2012, respectively, and are net of certain administrative costs incurred by VALIC of $5 million in each of 2014 and 2013 and $4 million in 2012. The net amounts earned by SAAMCo are included in other revenue in our Statements of Income.

Notes of Affiliates

In 2011, we invested $300 million in a 5.57 percent Senior Promissory Note due September 30, 2014, issued by AIG Life Holdings, Inc. (AIGLH) (formerly known as SunAmerica Financial Group, Inc.). We received principal payments of $100 million in each of 2014, 2013 and 2012. As of September 30, 2014, AIGLH had paid all outstanding principal and interest on this loan, thereby extinguishing this note. We recognized interest income of $4 million, $10 million and $16 million on this note during 2014, 2013 and 2012, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Selkirk Transactions

During 2013 and 2014, we transferred portfolios of commercial mortgage loans to newly formed special purpose entities, Selkirk No. 1 Investments (SPV1) and Selkirk No. 3A Investments (SPV1A), respectively. The transactions involved securitizations of the transferred loans and we retained significant beneficial interests in the securitized loans. As consideration for the transferred loans, we received beneficial interests in loan-backed and structured securities (Notes) issued by other newly formed special purpose entities, equity interests in SPV1 and SPV1A, and cash proceeds of $230 million and $144 million from notes issued to third party investors and an affiliate by other special purpose entities, Selkirk No. 1 Limited and Selkirk No. 3 Limited, respectively. The consideration received had an aggregate fair value of $973 million for the SPV1 transaction and $624 million for the SPV1A transaction. AIG Investments services the securitized commercial mortgage loans on behalf of SPV1 and SPV1A.

We consolidate certain of the special purpose entities in the securitization structures, some of which are VIEs. See Note 9 for additional disclosures related to VIEs. As a result, certain of the Notes and our equity interests in SPV1 and SPV1A are eliminated in consolidation, while the securitized commercial mortgage loans remain on our Balance Sheets. On a consolidated basis, the net change in our Balance Sheets as a result of these transactions consisted of additional assets in the form of cash consideration received, which was subsequently invested, and the liabilities for notes payable to third party investors and to an affiliate, VALIC.

Lighthouse VI

During 2013, we, along with VALIC (collectively, the Insurers), executed three transactions in which a portfolio of securities (Transferred Portfolios) was, in each transaction, transferred into a newly established Common Trust Fund
(CTF) in exchange for proportionate interests in all assets within each CTF as evidenced by specific securities controlled by and included within our representative security account. In each transaction, a portion of our securities (Exchange Assets) were transferred into the representative security account of VALIC in exchange for other VALIC securities. Only the transfers of the Exchange Assets between the Insurers qualify for derecognition treatment under ASC 860, "Transfers and Servicing," and thus were the only assets derecognized in the transfer of the Transferred Portfolios into the CTFs. The securities we received for the transfers of the Exchange Assets were initially recognized at fair value and will subsequently be carried at accreted value, based on cash flow projections. We transferred securities with an aggregate fair value of $7.7 billion into the CTFs for all three transactions and recognized gains totaling $250 million on the transfer of the Exchange Assets. AIG Investments manages the portfolio of assets included in the CTFs.

Ambrose Transactions

During 2013 and 2014, we acquired certain financial assets from AIG Parent and subsequently entered into four related securitization transactions with certain affiliates and third parties to enhance our statutory risk-based capital ratio, liquidity and net investment income. The financial assets acquired from AIG Parent in each transaction consisted of a structured security backed by a portfolio of structured securities (Repack Note) and were exchanged for an intraday Demand Note, which was subsequently extinguished. In each securitization transaction, we transferred a portfolio of high grade corporate securities and the Repack Note to one of the newly formed special purpose entities; Ambrose 2, Ambrose 3, Ambrose 5 and Ambrose 6 (the Ambrose entities). As consideration for the transferred securities, we received beneficial interests in three tranches of structured securities (Class A1, B, C and X) issued by each Ambrose entity. The Class A1, B and C Notes were designed to closely replicate the interest and principal amortization payments of the transferred securities. The Class X notes were subsequently transferred to AIG in exchange for cancellation of the Demand Notes described above, which resulted in capital contributions to us. Each Ambrose entity also issued a tranche of Class A2 notes to third party investors. Ambrose 6 also issued
Class A1, B and C notes to an affiliate, VALIC, as consideration for similar transferred financial assets.

Capital commitments from a non-U.S. subsidiary of AIG Parent, which are guaranteed by AIG Parent, were received by Ambrose 2, Ambrose 3, Ambrose 5 and Ambrose 6 in the amount of $300 million, $300 million, $400 million and $200 million, respectively, pursuant to which the promissor will contribute funds to the respective Ambrose entity upon demand. AIG Parent indirectly bears the first loss position in each transaction through its ownership of the Class X

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

notes and its guarantee of the capital commitments. AIG Investments manages the portfolio of assets on behalf of each Ambrose entity.

Each of the Ambrose entities is a VIE and we consolidate all of the Ambrose entities. See Note 9 for additional disclosures related to VIEs. The Class A1, Class B and Class C structured securities we received are eliminated in consolidation. The notes issued by the Ambrose entities that are held by AIG Parent, third parties and an affiliate are classified as notes payable. The Ambrose entities each elected the fair value option for their Class X notes payable. On a consolidated basis, the Ambrose transactions resulted in an increase in our assets (Repack Note and cash), liabilities (notes payable) and AGL shareholder's equity (capital contribution from AIG Parent).

The following table presents the details of the Ambrose transactions:

(in millions)                                              Ambrose 2        Ambrose 3      Ambrose 5        Ambrose 6
-------------                                          ----------------- --------------- -------------- -----------------
Date of transaction                                     February 6, 2013  April 10, 2013  July 25, 2013  October 10, 2014
Combined carrying value of transferred securities and
  Repack Note                                          $           1,985 $         2,117 $        2,618 $             292
Fair value of Class A1 and Class B notes received                  1,933           2,069          2,413               328
Fair value of Class X notes received                                  67              58             83                40

American Home and National Union Guarantees

American Home Assurance Company (American Home) and National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), indirect wholly owned subsidiaries of AIG Parent, have terminated the General Guarantee Agreements (the Guarantees) with respect to our prospectively issued policies and contracts. The Guarantees terminated on December 29, 2006 (Point of Termination). Pursuant to their terms, the Guarantees do not apply to any group or individual policy, contract or certificate issued after the Point of Termination. The Guarantees will continue to cover policies, contracts and certificates with issue dates earlier than the Point of Termination until all insurance obligations under such policies, contracts and certificates are satisfied in full. American Home's and National Union's audited statutory financial statements are filed with the SEC in our registration statements for the variable products that we issued prior to the Point of Termination.

Capital Maintenance Agreement

In March 2011, we entered into a Capital Maintenance Agreement (CMA) with AIG Parent. Among other things, the CMA provided that AIG Parent would maintain our statutory-basis total adjusted capital at or above a specified minimum percentage of our projected Company Action Level Risk-Based Capital. AIG Parent did not make any capital contributions to us under the CMA in the three years ended December 31, 2014. As a result of managing capital through internal AIG Board-approved policies and guidelines, we and AIG agreed to terminate the CMA effective October 31, 2014.

Financing Agreements

On June 1, 2009, we amended and restated a short-term financing arrangement with SAFG Retirement Services, Inc. (SAFGRS), whereby we had the right to borrow up to $500 million from SAFGRS. There was no outstanding balance under this agreement at December 31, 2014 or 2013. This agreement was terminated as of December 31, 2014.

On June 1, 2009, we amended and restated a short-term financing arrangement with SAFGRS, whereby SAFGRS had the right to borrow up to $500 million from us. There was no outstanding balance under this arrangement at December 31, 2014 or 2013. This agreement was terminated as of December 31, 2014.

On September 15, 2006, we amended and restated a short-term financial arrangement with SA Affordable Housing, LLC (SAAH LLC), whereby SAAH LLC had the right to borrow up to $200 million from us. There was no outstanding

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

balance under this agreement at December 31, 2014 or 2013. This agreement was terminated as of December 31, 2014.

GIC Assumption

In 2011, we entered into three assignment and assumption agreements with AIGMFC, certain bank trustees, and three unaffiliated bond issuers (the Issuers), pursuant to which we assumed all of AIGMFC's obligations under certain GIC agreements previously entered into between AIGMFC and the bank trustees which related to certain bond obligations of the Issuers. As part of this assignment and assumption, we received from AIGMFC amounts that represented the then-outstanding principal amount of investments under the referenced GIC agreements, plus related accrued but unpaid interest. We also entered into a swap with AIG Markets, Inc. (AIG Markets) in connection with each of these transactions, which, among other things, provides a fee to us for assuming the obligations under the GIC agreements and economically hedges our interest rate risk associated with the assumed GICs. Obligations of AIG Markets under the swaps are guaranteed by AIG Parent.

Other

We engage in structured settlement transactions, certain of which involve affiliated property and casualty insurers that are subsidiaries of AIG Parent. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life-contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity (SPIA) issued by us for the ultimate benefit of the claimant. The portion of our liabilities related to structured settlements involving life contingencies is reported in future policy benefits, while the portion not involving life contingencies is reported in policyholder contract deposits. In certain structured settlement arrangements, the property and casualty insurance company remains contingently liable for the payments to the claimant. We had liabilities of $1.4 billion at both December 31, 2014 and 2013 related to SPIAs issued by us in conjunction with structured settlement transactions involving affiliated property and casualty insurers where those members remained contingently liable for the payments to the claimant. In addition, we had liabilities for the structured settlement transactions where the affiliated property and casualty insurers were no longer contingently liable for the payments to the claimant.

During 2014, we entered into a Share Purchase Agreement with AIG Parent by which we sold all of our interests in The People's Insurance Company (Group) of China Limited (PICC Group) to AIG Parent at fair market value, based on the closing price of the PICC Group shares as quoted on the Hong Kong Stock Exchange on August 13, 2014. The transaction closed on August 15, 2014 and we received $484 million as consideration for the sale.

18. SUBSEQUENT EVENTS

We have evaluated subsequent events through April 27, 2015.

                           PART C: OTHER INFORMATION

ITEM 26. EXHIBITS

(a)  Board of Directors Resolution.

     (1) Resolutions of Board of Directors of American General Life Insurance Company authorizing the establishment of Separate Account VL-R. (1)

(b)  Custodian Agreements. Inapplicable.

(c)  Underwriting Contracts.

     (1) Distribution Agreement between American General Life Insurance Company and American General Equity Services Corporation, effective October 1, 2002. (21)

     (2) Form of Selling Group Agreement. (22)

     (3) Schedule of Commissions (Incorporated by reference from the text included under the heading "Distribution of the Policies" in the Statement of Additional Information that is filed as part of this amended Registration Statement).

(d)  Contracts.

     (1) Specimen form of "Income Advantage Select(R)" Flexible Premium Variable Universal Life Insurance Policy, Policy Form No. 08704. (39)

     (2) Specimen form of Monthly Guarantee Premium Rider for First 20 Years, Form No. 04720. (7)

     (3) Specimen form of Guaranteed Minimum Withdrawal Benefit Rider, Form No. 05270. (26)

     (4) Specimen form of No Tobacco Use Incentive Endorsement, Form No. AGLC101287-2004. (7)

     (5) Form of Accidental Death Benefit Rider, Form No. 82012. (29)

     (6) Form of Children's Insurance Benefit Rider, Term Life Insurance, Form No. 82410. (29)

     (7) Form of Term Life Insurance Benefit Rider, Providing Annually Renewable Term Insurance (Spouse Term Rider), Form No. 88390. (29)

      (8) Form of Terminal Illness Accelerated Benefit Rider (Terminal Illness Rider), Form No. 91401. (29)

      (9)  Form of Waiver of Monthly Deduction Rider, Form No. 82001. (29)

      (10) Form of Overloan Protection Rider, Form No. 07620. (32)

      (11) Specimen form of Term Life Insurance Benefit Rider (Enhanced Early Cash Value Term Rider), Form No. 08617. (39)

 (e)  Applications.

      (1) Specimen form of Life Insurance Application - Part A, Form No. AGLC100565-2011 Rev0113. (44)

      (2) Specimen form of Life Insurance Application - Part B, Form No. AGLC100566-2011 Rev0113. (44)

      (3) Specimen form of Variable Universal Life Insurance Supplemental Application, Form No. AGLC103226-2008 Rev1214. (Filed herewith)

      (4) Specimen form of Service Request Form, Form No. AGLC103296 Rev0714. (Filed herewith)

      (5)  Form of Assignment Form, Form No. AGLC0205 Rev0113. (44)

      (6) Form of Electronic Funds Authorization Form, Form No. AGLC0220 Rev0113. (44)

      (7)  Form of Name and Address Change Form, Form No. AGLC0222 Rev0113.
           (44)

      (8)  Form of Change of Ownership Form, Form No. AGLC0013 Rev0113. (44)

      (9)  Form of Change of Beneficiary Form, Form No. AGLC0108 Rev0113. (44)

      (10) Specimen form of Limited Temporary Life Insurance Agreement, Form No. AGLC101431-2011 Rev0113. (44)

      (11) Specimen form of Limited Temporary Life Insurance Agreement Receipt, Form No. AGLC101432-2011 Rev0113. (44)

      (12) Form of Reinstatement or Reduction of Premium Rate Application for Life Insurance Form, Form No. AGLC 100440-2011 Rev0113. (44)

      (13) Form of In-Force Change Application Form, Form No. AGLC 100386-2011 Rev0113. (44)

     (14)   Form of Service Request Form, Form No. AGLC0107 Rev0113. (44)

     (15) Form of HIPPA Authorization - New Business and Inforce Operations, Form No. AGLC100633 Rev0113 (44)

(f)  Depositor's Certificate of Incorporation and By-Laws.

     (1) Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective December 31, 1991. (2)

     (2) Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13,
            1995. (5)

     (3) By-Laws of American General Life Insurance Company, restated as of June 8, 2005. (3)

(g)  Reinsurance Contracts.

     (1) Form of Reinsurance Agreement between American General Life Insurance Company and General & Cologne Life Re of America. (31)

     (2) Form of Reinsurance Agreement between American General Life Insurance Company and Munich American Reassurance Company. (31)

     (3) Form of Reinsurance Agreement between American General Life Insurance Company and RGA Reinsurance Company. (31)

     (4) Form of Reinsurance Agreement between American General Life Insurance Company and Swiss Re Life & Health America, Inc. (31)

     (5) Automatic and Facultative Reinsurance Agreement between American General Life Insurance Company and Generali USA Life Reinsurance Company. (45)

(h)  Participation Agreements.

     (1)(a) Form of Participation Agreement by and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (6)

     (1)(b) Form of Amendment No. 4 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (15)

    (1)(c) Form of Amendment No. 6 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (23)

    (1)(d) Form of Amendment No. 10 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Equity Services Corporation. (34)

    (1)(e) Form of Amendment No. 12 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Equity Services Corporation. (39)

    (1)(f) Form of Amendment No. 14 to Participation Agreement by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., American General Life Insurance Company and American General Equity Services Corporation, effective April 30, 2010. (42)

    (2)(a) Form of Participation Agreement by and among The Alger American Fund, American General Life Insurance Company and Fred Alger & Company, Incorporated. (14)

    (3)(a) Form of Shareholder Services Agreement by and between American General Life Insurance Company and American Century Investment Management, Inc. (13)

    (3)(b) Form of Amendment No. 2 to Shareholder Services Agreement by and between American General Life Insurance Company and American Century Investment Management, Inc. and American Century Investment Services, Inc. (25)

    (4)(a) Form of Amendment No. 3 to the Fund Participation Agreement between American General Life Insurance Company (successor by merger to SunAmerica Annuity and Life Assurance Company and formerly known as AIG SunAmerica Life Assurance Company and as Anchor National Life Insurance Company), American Funds Insurance Series and Capital Research and Management Company. (44)

    (4)(b) Consent to Assign between American General Life Insurance Company (successor by merger to SunAmerica Annuity and Life Assurance Company and formerly known as AIG SunAmerica Life Assurance Company and as Anchor National Life Insurance Company), American Funds Insurance Series and Capital Research and Management Company. (44)

    (5)(a) Form of Participation Agreement by and between American General Life Insurance Company and Anchor Series Trust (44)

          (6)(a) Form of Participation Agreement by and between American General Life Insurance Company, Warburg Pincus Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. (16)

          (7)(a) Form of Participation Agreement Between American General Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (6)

          (7)(b) Form of Fourth Amendment to Fund Participation Agreement dated June 1, 1998 between American General Life Insurance Company, each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Inc., and Dreyfus Investment Portfolios effective as of October 1, 2007. (37)

          (8)(a) Form of Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and American General Life Insurance Company. (37)

          (8)(b) Form of Amendment No. 2 to Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and American General Life Insurance Company. (39)

          (8)(c) Form of Amended and Restated Service Contract among Fidelity Variable Insurance Products Funds, American General Life Insurance Company, American General Life Insurance Company of Delaware and The United States Life Insurance Company in the City of New York effective May 1, 2012. (44)

          (9)(a) Form of Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Equity Services Corporation, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., dated as of October 1, 2002. (24)

          (9)(b) Form of Amendment No. 3 to Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Equity Services Corporation, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., dated as of March 31, 2006. (28)

          (9)(c) Form of Amendment No. 4 to Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Equity Services Corporation, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (34)

          (9)(d) Form of Amendment No. 5 to Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Equity Services Corporation, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (38)

          (9)(e) Form of Amendment No. 6 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., SunAmerica Capital Services, Inc. and American General Life Insurance Company. (45)

          (10)(a) Form of Fund/SERV Amendment to Participation Agreement by and between American General Life Insurance Company and J.P. Morgan Series Trust II dated as of October 1, 2007.
                   (38)

          (11)(a) Form of Fund Participation Agreement by and among American General Life Insurance Company, JPMorgan Insurance Trust, JPMorgan Investment Advisors Inc., J. P. Morgan Investment Management Inc. and JPMorgan Funds Management, Inc. effective as of April 24, 2009. (41)

          (12)(a) Form of Fund Participation Agreement by and between American General Life Insurance Company and Janus Aspen Series. (16)

          (12)(b) Form of Amendment No. 8 to Fund Participation Agreement by and between American General Life Insurance Company and Janus Aspen Series. (39)

          (13)(a) Form of Participation Agreement Among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (6)

          (13)(b) Form of Amendment No. 5 to Participation Agreement by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (16)

          (13)(c) Form of Amendment No. 14 to Participation Agreement by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (39)

          (13)(d) Form of Letter Amendment to the Participation Agreement by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (31)

         (14)(a) Sales Agreement by and between American General Life Insurance Company, Neuberger & Berman Advisors Management Trust and Neuberger & Berman Management Incorporated. (13)

         (14)(b) Form of Assignment and Modification Agreement to Fund Participation Agreement (formerly known as Sales Agreement) by and between Neuberger & Berman Management Incorporated and American General Life Insurance Company. (13)

         (14)(c) Form of Amendment to Fund Participation Agreement by and between Neuberger Berman Management Inc., Neuberger Berman Advisers Management Trust and American General Life Insurance Company. (30)

         (14)(d) Form of Amendment No. 2 to Fund Participation Agreement by and between Neuberger Berman Management Inc., Neuberger Berman Advisers Management Trust and American General Life Insurance Company. (34)

         (15)(a) Form of Participation Agreement by and among American General Life Insurance Company, Oppenheimer Variable Account Funds, and OppenheimerFunds, Inc. (18)

         (15)(b) Form of Amendment No. 5 to Participation Agreement by and among American General Life Insurance Company, Oppenheimer Variable Account Funds, and OppenheimerFunds, Inc. (39)

         (16)(a) Form of Participation Agreement by and between American General Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributor LLC. (16)

         (16)(b) Form of Amendment No. 1 to Participation Agreement by and between American General Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC. (27)

         (16)(c) Form of Amendment No. 2 to Participation Agreement by and between American General Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC. (37)

         (16)(d) Form of Novation of and Amendment to Participation Agreement by and among Allianz Global Investors Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust, The United States Life Insurance Company in the City of New York, as successor to American International Life Assurance Company of New York, American General Life Insurance Company and American General Life Insurance Company of Delaware. (43)

         (17)(a) Form of Participation Agreement by and Among Pioneer Variable Contracts Trust, American General Life Insurance Company, on its own Behalf and on Behalf of Each of the Segregated Asset Accounts, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (24)

         (17)(b) Form of Amendment No. 2 to Participation Agreement by and Among Pioneer Variable Contracts Trust, American General Life Insurance Company, on its own Behalf and on Behalf of Each of the Segregated Asset Accounts, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (34)

         (17)(c) Form of Amendment No. 4 to Participation Agreement by and Among Pioneer Variable Contracts Trust, American General Life Insurance Company, on its own Behalf and on Behalf of Each of the Segregated Asset Accounts, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (38)

         (18)(a) Form of Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds Corp., and American General Life Insurance Company. (6)

         (18)(b) Form of Amendment No. 1 to Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds Corp. and American General Life Insurance Company. (18)

         (18)(c) Form of Amendment No. 3 to Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds Corp. and American General Life Insurance Company dated October 1, 2007. (38)

         (19)(a) Form of Participation Agreement by and between American General Life Insurance Company and Seasons Series Trust. (44)

         (20)(a) Form of Participation Agreement by and between SunAmerica Series Trust and American General Life Insurance Company. (17)

         (20)(b) Form of Addendum to Fund Participation Agreement For Class A Shares by and between SunAmerica Series Trust and American General Life Insurance Company. (25)

         (20)(c) Form of Amendment to Participation Agreement by and between SunAmerica Series Trust and American General Life Insurance Company, dated July 2, 2003. (20)

         (21)(a) Form of Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (10)

          (21)(b) Amendment One to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company dated as of July 21, 1998. (8)

          (21)(c) Form of Amendment Two to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (16)

          (21)(d) Form of Amendment Three to Participation Agreement by and between The Variable Annuity Life Insurance Company, North American Funds Variable Product Series I (formerly American General Series Portfolio Company), American General Distributors, Inc. (formerly American General Securities Incorporated) and American General Life Insurance
                   Company. (15)

          (21)(e) Form of Amendment Four to Participation Agreement by and between The Variable Annuity Life Insurance Company, VALIC Company I (formerly North American Funds Variable Product Series I), American General Equity Services Corporation (formerly American General Distributors, Inc.) and American General Life Insurance Company. (20)

          (21)(f) Form of Amendment Ninth to Participation Agreement by and between The Variable Annuity Life Insurance Company, AIG Retirement Company I (formerly VALIC Company I), American General Equity Services Corporation and American General Life Insurance Company. (39)

          (21)(g) Form of Amendment Eleventh to Participation Agreement among American General Life Insurance Company, American General Equity Services Corporation, VALIC Company I (formerly AIG Retirement Company I) and The Variable Annuity Life Insurance Company effective as of May 1, 2009. (41)

          (21)(h) Form of Twelfth Amendment to Participation Agreement among American General Life Insurance Company, American General Equity Services Corporation, VALIC Company I and The Variable Annuity Life Insurance Company. (42)

          (21)(i) Form of Thirteenth Amendment to Participation Agreement among American General Life Insurance Company, American General Equity Services Corporation, VALIC Company I and The Variable Annuity Life Insurance Company. (44)

          (22)(a) Form of Participation Agreement among American General Life Insurance Company, The Variable Annuity Life Insurance Company, VALIC Company II and American General
                   Distributors, Inc. (44)

          (23)(a) Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. (9)

          (23)(b) Amendment One to Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. (8)

          (23)(c) Form of Amendment Six to Amended and Restated Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, Inc., American General Life Insurance Company and American General Securities Incorporated. (15)

          (23)(d) Form of Amendment Eight to Amended and Restated Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, Inc., American General Life Insurance Company and American General Distributors, Inc. (4)

          (23)(e) Form of Amendment No. 14 to Amended and Restated Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, Inc., American General Life Insurance Company and American General Equity Services Corporation. (39)

          (24)(a) Form of Participation Agreement by and between Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation and American General Life Insurance Company. (16)

          (24)(b) Form of Fifth Amendment to Participation Agreement by and between Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation and American General Life Insurance Company. (39)

          (24)(c) Form of Seventh Amendment to Participation Agreement by and between Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation and American General Life Insurance Company. (45)

          (25)(a) Form of Amended and Restated Administrative Services Agreement between American General Life Insurance Company and A I M Advisors, Inc. (25)

          (26)(a) Form of Service Agreement Class O between Fred Alger Management, Inc. and American General Life Insurance Company. (14)

          (27)(a) Form of Shareholder Services Agreement by and between Anchor Series Trust and American General Life Insurance Company. (44)

          (28)(a) Form of Administrative Services Agreement by and between American General Life Insurance Company and Credit Suisse Asset Management, LLC. (16)

          (29)(a) Form of Administrative Services Agreement dated as of August 11, 1998, between American General Life Insurance Company and The Dreyfus Corporation. (35)

          (29)(b) Form of Agreement Addendum between American General Life Insurance Company and The Dreyfus Corporation dated November 17, 1999. (36)

          (29)(c) Form of Amendment No. 3 to Administrative Services Agreement dated as of August 11, 1998, between American General Life Insurance Company and The Dreyfus Corporation effective as of October 1, 2007. (37)

          (30)(a) Form of Amended and Restated Service Contract by and between Fidelity Distributors Corporation and American General Equity Services Corporation, effective May 1, 2006. (30)

          (31)(a) Form of Service Agreement by and between Fidelity Investments Institutional Operations Company, Inc. and American General Life Insurance Company. (16)

          (31)(b) Form of First Amendment to Service Agreement by and between Fidelity Investments Institutional Operations Company, Inc. and American General Life Insurance Company. (30)

          (32)(a) Form of Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, Inc., dated as of July 1, 1999. (11)

          (32)(b) Form of Amendment to Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, LLC, effective November 1, 2001. (19)

          (32)(c) Form of Amendment No. 8 to Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, LLC. (38)

          (33)(a) Form of Administrative Services Letter Agreement by and between American General Life Insurance Company and JPMorgan Chase Bank (relating to J.P. Morgan Series Trust
                   II), effective May 1, 2003. (14)

          (33)(b) Form of Amendment No. 1 to Administrative Services Letter Agreement by and between American General Life Insurance Company and J.P. Morgan Funds Management, Inc. (formerly known as JPMorgan Chase Bank) (relating to J.P. Morgan Series Trust II), effective as of October 1, 2007. (37)

          (34)(a) Form of Indemnification Letter Agreement by and between J.P. Morgan Investment Management Inc. and American General Life Insurance Company. (25)

          (35)(a) Form of Distribution and Shareholder Services Agreement by and between Janus Distributors, Inc. and American General Life Insurance Company. (16)

          (36)(a) Form of Administrative Services Agreement by and between American General Life Insurance Company and Neuberger & Berman Management Incorporated. (13)

          (37)(a) Form of Administrative Services Agreement by and among American General Life Insurance Company and
                   OppenheimerFunds, Inc. (18)

          (37)(b) Form of Amendment No. 1 to Administrative Services Agreement by and among American General Life Insurance Company and OppenheimerFunds, Inc. (27)

          (37)(c) Form of Amendment No. 5 to Administrative Services Agreement by and among American General Life Insurance Company and OppenheimerFunds, Inc. (39)

          (38)(a) Form of Services Agreement by and between American General Life Insurance Company and Pacific Investment Management Company LLC. (16)

          (38)(b) Form of Amendment No. 1 to Services Agreement by and between American General Life Insurance Company and Pacific Investment Management Company LLC. (40)

          (39)(a) Form of PIMCO Variable Insurance Trust Services Agreement by and between American General Life Insurance Company and PIMCO Variable Insurance Trust. (16)

          (40)(a) Form of Marketing and Administrative Services Support Agreement between American General Life Insurance Company and Putnam Retail Management Limited Partnership. (28)

          (41)(a) Form of Shareholder Services Agreement by and between Seasons Series Trust and American General Life Insurance Company. (44)

          (42)(a) Form of Administrative Services Agreement by and between SunAmerica Asset Management Corp. and American General Life Insurance Company. (17)

          (42)(b) Form of Amendment No. 6 to Administrative Services Agreement by and between AIG SunAmerica Asset Management Corp. and American General Life Insurance Company. (39)

          (43)(a) Form of Administrative Services Agreement between Van Kampen Asset Management Inc. and American General Life Insurance Company dated January 1, 2000. (18)

          (43)(b) Form of Amendment No. 8 to Administrative Services Agreement between Van Kampen Asset Management Inc. and American General Life Insurance Company. (39)

          (44)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between AIM and American General Life Insurance Company. (31)

          (45)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Alger and American General Life Insurance Company. (31)

          (46)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between American Century and American General Life Insurance Company. (31)

          (47)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Anchor Series Trust and American General Life Insurance Company. (44)

          (48)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Credit Suisse and American General Life Insurance Company. (31)

          (49)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Dreyfus and American General Life Insurance Company. (31)

          (50)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Fidelity and American General Life Insurance Company. (31)

          (51)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Franklin Templeton and American General Life Insurance Company. (31)

          (52)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between JPMorgan Insurance Trust and American General Life Insurance Company. (41)

          (53)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Janus and American General Life Insurance Company. (31)

          (54)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between MFS and American General Life Insurance Company. (31)

          (55)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Neuberger Berman and American General Life Insurance Company. (31)

          (56)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Oppenheimer and American General Life Insurance Company. (31)

          (57)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between PIMCO and American General Life Insurance Company. (31)

          (58)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Pioneer and American General Life Insurance Company. (31)

          (59)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Putnam and American General Life Insurance Company. (31)

          (60)(a) Form of SEC Rule 22c-2 Information sharing Agreement between Seasons Series Trust and American General Life Insurance Company. (44)

          (61)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between SunAmerica and American General Life Insurance Company. (31)

          (62)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between VALIC and American General Life Insurance Company. (31)

          (63)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Van Kampen and American General Life Insurance Company. (31)

          (64)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Vanguard and American General Life Insurance Company. (31)

        (65)(a) Form of Consent to Assignment of Fund Participation and other Agreements with regard to the change in distributor for the products to AIG Capital Services, Inc. (45)

   (i)  Administrative Contracts.

        (1)(a) Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company. (12)

        (1)(b) Form of Addendum No. 1 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, dated May 21, 1975. (12)

        (1)(c) Form of Addendum No. 2 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, dated
                 September 23, 1975. (12)

        (1)(d) Form of Addendum No. 24 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, dated December 30, 1998. (12)

        (1)(e) Form of Addendum No. 28 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company and American General Life Companies, effective January 1, 2002. (12)

        (1)(f) Form of Addendum No. 30 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company and American General Life Companies, LLC, effective January 1, 2002. (12)

        (1)(g) Form of Addendum No. 32 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, American General Life Companies, LLC and American General Equity Services Corporation, effective May 1, 2004. (25)

   (j)  Other Material Contracts.

        (1) Amended and Restated Unconditional Capital Maintenance Agreement between American International Group, Inc. and American General Life Insurance Company. (45)

 (k)  Legal Opinion.

      (1)  Opinion of Counsel and Consent of Depositor. (39)

 (l)  Actuarial Opinion.

      (1) Opinion and Consent of American General Life Insurance Company's actuary. (39)

 (m)  Calculation. None

 (n)  Other Opinions.

      (1) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP. (Filed herewith)

 (o)  Omitted Financial Statements. None

 (p)  Initial Capital Agreements. None

 (q)  Redeemability Exemption.

      (1) Description of American General Life Insurance Company's Issuance, Transfer and Redemption Procedures for the Variable Universal Life Insurance Policies Pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940 as of May 1, 2013. (44)

 (r)  Powers of Attorney.

      (1) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the directors and, where applicable, officers of American General Life Insurance Company. (45)

      (2) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the directors and, where applicable, officers of American General Life Insurance Company. (Filed herewith)

--------
(1)Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on December 18, 1997.

(2) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on October 16, 1991.
(3) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on August 12, 2005.
(4) Incorporated by reference to Pre-Effective Amendment No. 1 of Form S-6 Registration Statement (File No. 333-82982) of American General Life Insurance Company Separate Account VL-R filed on May 13, 2002.
(5) Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6 Registration Statement (File No. 333-53909) of American General Life Insurance Company Separate Account VL-R filed on August 19, 1998.
(6) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on March 23, 1998.
(7) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on December 17, 2004.
(8) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on March 18, 1999.
(9) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1997.
(10)Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on February 12, 1998.
(11)Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2000.
(12)Incorporated by reference to Post-Effective Amendment No. 8 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on May 3, 2004.

(13)Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on January 21, 2000.
(14)Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2003.
(15)Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on October 11, 2000.
(16)Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.
(17)Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on April 24, 2002.
(18)Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on January 20, 2000.
(19)Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on December 3, 2001.
(20)Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-109206) of American General Life Insurance Company Separate Account D filed on December 17, 2003.
(21)Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on November 8, 2002.
(22)Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-102299) of American General Life Insurance Company Separate Account VUL-2 filed on December 31, 2002.
(23)Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-103361) of American General Life Insurance Company Separate Account VL-R filed on February 21, 2003.

(24)Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on December 2, 2004.
(25)Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 2, 2005.
(26)Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-129552) of American General Life Insurance Company Separate Account VL-R filed on November 8, 2005.
(27)Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-129552) of American General Life Insurance Company Separate Account VL-R filed on March 30, 2006.
(28)Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-129552) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2006.
(29)Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on December 12, 2006.
(30)Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-137817) of American General Life Insurance Company Separate Account VL-R filed on December 14, 2006.
(31)Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.
(32)Incorporated by reference to Post-Effective Amendment No. 2 to Form N-6 Registration Statement (File No. 333-137817) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.
(33)Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-144594) of American General Life Insurance Company Separate Account VL-R filed on July 16, 2007.
(34)Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-143072) of American General Life Insurance Company Separate Account VL-R filed on August 22, 2007.

(35)Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on January 15, 1999.
(36)Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on June 10, 2004.
(37)Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-144594) of American General Life Insurance Company Separate Account VL-R filed on October 2, 2007.
(38)Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-153068) of American General Life Insurance Company Separate Account VL-R filed on December 3, 2008.
(39)Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on August 28, 2008.
(40)Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2009.
(41)Incorporated by reference to Post-Effective Amendment No. 2 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on May 3, 2010.
(42)Incorporated by reference to Post-Effective Amendment No. 3 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on May 2, 2011.
(43)Incorporated by reference to Post-Effective Amendment No. 4 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2012.
(44)Incorporated by reference to Post-Effective Amendment No. 5 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2013.
(45)Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2014.

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.

NAMES POSITIONS AND OFFICES HELD WITH DEPOSITOR

 Robert S. Schimek (5)   Director, Chairman, President
 Kevin T. Hogan (5)      Director, Chief Executive Officer
 Jana W. Greer (3)       Director, President, Individual Retirement
 Jonathan J. Novak (2)   Director, President, Institutional Markets
 Curtis W. Olson (1)     Director, President, Group Benefits
 Mary Jane B. Fortin     Director, Executive Vice President, Chief Financial
                         Officer and Vice Chairman
 Thomas J. Diemer        Director, Senior Vice President and Chief Risk
                         Officer
 Deborah A. Gero (2)     Director, Senior Vice President and Chief Investment
                         Officer
 Stephen A. Maginn (2)   Director, Senior Vice President and Chief
                         Distribution Officer
 Jeffrey M. Farber (5)   Director
 John Q. Doyle (5)       Director
 Charles H. Shamieh (5)  Director, President, Life, Disability and Health
 Robert J. Scheinerman   Executive Vice President, Individual Retirement
 Jesus C. Zaragoza       Senior Vice President and Life Controller
 Michael P. Harwood      Director, Senior Vice President, Chief Actuary and
                         Corporate Illustration Actuary
 Randall W. Epright      Senior Vice President and Chief Information Officer
 Christine A. Nixon (2)  Senior Vice President and Chief Legal Officer
 Tim W. Still            Senior Vice President and Chief Operations Officer
 Yoav Tamir (3)          Senior Vice President, Market Risk Management
 Kyle L. Jennings        Senior Vice President and Chief Compliance Officer
 Sai P. Raman (6)        Senior Vice President, Institutional Markets
 Craig A. Buck (10)      Senior Vice President, Capital Management
 Timothy M. Heslin       Senior Vice President, Head of Global Life Sciences
 Rodney E. Rishel        Senior Vice President, Head of US Life and
                         Disability
 David S. Jorgensen      Vice President and Controller
 Gloria Beissinger       Vice President and Treasurer
 Charles E. Beam (4)     Vice President and Assistant Controller
 Jim A. Coppedge         Vice President and Assistant Secretary
 Mallary L. Reznik (2)   Vice President, General Counsel and Assistant
                         Secretary
 Julie Cotton Hearne     Vice President and Secretary
 John B. Deremo (4)      Vice President, Distribution
 Gavin D. Friedman (2)   Vice President and Litigation Officer
 Leo W. Grace            Vice President, Product Filing
 Tracey E. Harris        Vice President, Product Filing

T. Clay Spires          Vice President and Tax Officer
Michael E. Treske (3)   Vice President, Distribution
Frank Kophamel          Vice President and Appointed Actuary
Katherine L. Stoner     Vice President, 38a-1 Compliance Officer
Christina M. Haley (3)  Vice President
Marla S. Campagna (7)   Vice President
Mary M. Newitt (3)      Vice President
Manda Ghaferi (2)       Vice President
Keith C. Honig (7)      Vice President
Stewart P. Polakov (3)  Vice President
Douglas S. Tymins (7)   Vice President
Jennifer P. Powell      Anti-Money Laundering and Office of Foreign Asset
                        Control Officer
David J. Kumatz (4)     Assistant Secretary
Virginia N. Puzon (2)   Assistant Secretary
Cris Thomas             Assistant Secretary
Rosemary Foster         Assistant Secretary
Barry A. Hopkins (4)    Assistant Tax Officer
Grace D. Harvey         Illustration Actuary
Laszlo Kulin (9)        Investment Tax Officer
Alireza Vaseghi (9)     Managing Director and Chief Operating Officer,
                        Institutional Markets
Melissa H. Cozart       Privacy Officer

(1) 3600 Route 66, Neptune, NJ 07753
(2) 1999 Avenue of the Stars, Los Angeles, CA 90067
(3) 21650 Oxnard Street, Woodland Hills, CA 91367
(4) 2000 American General Way, Brentwood, TN 37027
(5) 175 Water Street, New York, NY 10038
(6) 50 Danbury Road, Wilton, CT 06897
(7) 777 S. Figueroa St, Los Angeles, CA 90017
(8) 1690 New Britain Avenue, Farmington, CT 06032
(9) 80 Pine Street, New York, NY 10005
(10)1650 Market Street, Philadelphia, PA 19139

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC file Number 001-08787, accession number 0000005272-15-000002, filed
February 20, 2015. Exhibit 21 is incorporated herein by reference.

The Registrant is a separate account of American General Life Insurance Company (Depositor).

ITEM 29. INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AMERICAN GENERAL LIFE INSURANCE COMPANY

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

ITEM 30. PRINCIPAL UNDERWRITERS

(a) Other Activity. Registrant's principal underwriter, AIG Capital Services, Inc., also acts as principal underwriter for the following investment companies:

AMERICAN GENERAL LIFE INSURANCE COMPANY

Variable Separate Account
Variable Annuity Account One
Variable Annuity Account Two
Variable Annuity Account Four
Variable Annuity Account Five
Variable Annuity Account Seven
Variable Annuity Account Nine
Separate Account A
Separate Account D
Separate Account I
Separate Account II
Separate Account VA-1
Separate Account VA-2
Separate Account VUL
Separate Account VUL-2
AG Separate Account A

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS Variable Separate Account
FS Variable Annuity Account One
FS Variable Annuity Account Two
FS Variable Annuity Account Five
Separate Account USL VA-R
Separate Account USL VL-R
Separate Account USL A
Separate Account USL B

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

Separate Account A

(b) Management.

The following information is provided for each director and officer of the principal underwriter.

 NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH UNDERWRITER
 BUSINESS ADDRESS*                    AIG CAPITAL SERVICES, INC.
 ------------------     ------------------------------------------------------
 Peter A. Harbeck       Director
 James T. Nichols       Director, President and Chief Executive Officer
 Rebecca Snider         Chief Compliance Officer
 Frank Curran           Vice President, Controller, Financial Operation
                        Officer, Chief Financial Officer and Treasurer
 Stephen A. Maginn(2)   Director, Senior Vice President

 Michael E. Treske(1)   Chief Distribution Officer, Mutual Funds and Variable
                        Annuities
 John T. Genoy          Vice President
 Mallary L. Reznik(2)   Vice President
 Christine A. Nixon(2)  Secretary
 Virginia N. Puzon(2)   Assistant Secretary

* Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311.
(1)Principal business address is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4901.
(2)Principal business address is 1999 Avenue of the Stars, Los Angeles, CA 90067-6121.

(c) Compensation From the Registrant.

                                            COMPENSATION
                                   NET        ON EVENTS
                               UNDERWRITING  OCCASIONING
                                DISCOUNTS   THE DEDUCTION
                                   AND      OF A DEFERRED  BROKERAGE     OTHER
NAME OF PRINCIPAL UNDERWRITER  COMMISSIONS   SALES LOAD   COMMISSIONS COMPENSATION
 AIG Capital Services, Inc.         0             0            0           0

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Administrative Office located at 2727-A Allen Parkway, Houston, Texas 77019-2191.

ITEM 32. MANAGEMENT SERVICES         Not applicable.

ITEM 33. FEE REPRESENTATION

American General Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by American General Life Insurance Company.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Life Insurance Company Separate Account VL-R, certifies that it meets all the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City of Houston, and State of Texas on this 27th day of April, 2015.

                                   AMERICAN GENERAL LIFE INSURANCE COMPANY
                                   SEPARATE ACCOUNT VL-R
                                   (Registrant)

                                   BY:  AMERICAN GENERAL LIFE INSURANCE COMPANY
                                        (On behalf of the Registrant and itself)

                                   BY:  /s/ MARY JANE B. FORTIN
                                        ----------------------------------------
                                        MARY JANE B. FORTIN
                                        EXECUTIVE VICE PRESIDENT AND
                                        CHIEF FINANCIAL OFFICER

   Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, on behalf of the Depositor and Registrant, in the capacities and on the dates indicated.

SIGNATURE                                TITLE                  DATE
---------                                -----                  ----

*ROBERT S. SCHIMEK       Director, Chairman, President          April 27, 2015
-----------------------
ROBERT S. SCHIMEK

*THOMAS J. DIEMER        Director, Senior Vice President and    April 27, 2015
-----------------------  Chief Risk Officer
THOMAS J. DIEMER

*JOHN Q. DOYLE           Director                               April 27, 2015
-----------------------
JOHN Q. DOYLE

*JEFFREY M. FARBER       Director                               April 27, 2015
-----------------------
JEFFREY M. FARBER

/s/ MARY JANE B. FORTIN  Director, Vice Chairman, Executive     April 27, 2015
-----------------------  Vice President and Chief Financial
MARY JANE B. FORTIN      Officer

*DEBORAH A. GERO         Director, Senior Vice President and    April 27, 2015
-----------------------  Chief Investment Officer
DEBORAH A. GERO

*JANA W. GREER           Director and President - Individual    April 27, 2015
-----------------------  Retirement
JANA W. GREER

*MICHAEL P. HARWOOD      Director, Senior Vice President,       April 27, 2015
-----------------------  Chief Actuary, Corporate Illustration
MICHAEL P. HARWOOD       Actuary

*KEVIN T. HOGAN          Director and Chief Executive Officer   April 27, 2015
-----------------------
KEVIN T. HOGAN

*STEPHEN A. MAGINN       Director, Senior Vice President and    April 27, 2015
-----------------------  Chief Distribution Officer
STEPHEN A. MAGINN

*JONATHAN J. NOVAK       Director and President -               April 27, 2015
-----------------------  Institutional Markets
JONATHAN J. NOVAK

*CURTIS W. OLSON         Director and President - Group         April 27, 2015
-----------------------  Benefits
CURTIS W. OLSON

*CHARLES S. SHAMIEH      Director, President, Life, Disability  April 27, 2015
-----------------------  and Health
CHARLES S. SHAMIEH

*DAVID JORGENSEN         Vice President and Controller          April 27, 2015
-----------------------
DAVID JORGENSEN

/s/ MANDA GHAFERI        Attorney-in-Fact                       April 27, 2015
-----------------------
*MANDA GHAFERI

                                 EXHIBIT INDEX

ITEM 26. EXHIBITS


(e)(3) Specimen form of Variable Universal Life Insurance Supplemental Application, Form No. AGLC103226-2008 Rev1214.

(e)(4) Specimen form of Service Request Form, Form No. AGLC103296 Rev0714.

(n)(1) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP.

(r)(2) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the directors and, where applicable, officers of American General Life Insurance Company.

                                      E-1